     As filed with the Securities and Exchange Commission on April 30, 2003

                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

         Pre-Effective Amendment No.                                     [ ]
         Post-Effective Amendment No. 24                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
         Amendment No. 27                                                [X]

                                    ProFunds
               (Exact Name of Registrant as Specified in Charter)

                        7501 Wisconsin Avenue, Suite 1000
                            Bethesda, Maryland 20814
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (240) 497-6400

  Michael L. Sapir                                With copy to:
  Chairman                                        William J. Tomko
  ProFund Advisors LLC                            President
  7501 Wisconsin Avenue, Suite 1000               BISYS Fund Services
  Bethesda, Maryland 20814                        3435 Stelzer Road
                                                  Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the
Securities:

It is proposed that this filing will become effective:

_____immediately upon filing pursuant to paragraph (b)

 X   on May 1, 2003 pursuant to paragraph (b)

_____60 days after filing pursuant to paragraph (a)(1)

_____on (date) pursuant to paragraph (a)(1)

_____75 days after filing pursuant to paragraph (a)(2)

_____on ________pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CLASSIC PROFUNDS
Bull
Mid-Cap
Small-Cap
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

ULTRA PROFUNDS
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraDow 30
UltraOTC
UltraJapan

INVERSE PROFUNDS
Bear
Short Small-Cap
Short OTC
UltraBear
UltraShort OTC

ULTRASECTOR PROFUNDS
Airlines
Banks
Basic Materials
Biotechnology
Consumer Cyclical
Consumer Non-Cyclical
Energy
Financial
Healthcare
Industrial
Internet
Leisure Goods & Services
Oil Drilling Equipment & Services
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities
Wireless Communications

BOND BENCHMARKED PROFUNDS
U.S. Government Plus
Rising Rates Opportunity

MONEY MARKET PROFUND

Prospectus

May 1, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[LOGO]
ProFunds

Table of Contents

5     PROFUNDS OVERVIEW

8     CLASSIC PROFUNDS
9     Bull
11    Mid-Cap
13    Small-Cap
15    OTC
17    Large-Cap Value
18    Large-Cap Growth
19    Mid-Cap Value
21    Mid-Cap Growth
23    Small-Cap Value
25    Small-Cap Growth
27    Asia 30
29    Europe 30

31    ULTRA PROFUNDS
32    UltraBull
34    UltraMid-Cap
36    UltraSmall-Cap
38    UltraDow 30
40    UltraOTC
42    UltraJapan

44    INVERSE PROFUNDS
45    Bear
47    Short Small-Cap
48    Short OTC
50    UltraBear
52    UltraShort OTC

54    ULTRASECTOR PROFUNDS
55    Airlines
57    Banks
59    Basic Materials
61    Biotechnology
63    Consumer Cyclical
65    Consumer Non-Cyclical
67    Energy
69    Financial
71    Healthcare
73    Industrial
75    Internet
77    Leisure Goods & Services
79    Oil Drilling Equipment & Services
81    Pharmaceuticals
83    Precious Metals
85    Real Estate
87    Semiconductor
89    Technology
91    Telecommunications
93    Utilities
95    Wireless Communications

97    BOND BENCHMARKED PROFUNDS
98    U.S. Government Plus
100   Rising Rates Opportunity

101   MONEY MARKET PROFUND

105   STRATEGIES AND RISKS

111   PROFUNDS MANAGEMENT

115   GENERAL PROFUNDS INFORMATION

119   SHAREHOLDER SERVICES GUIDE

127   FINANCIAL HIGHLIGHTS

P R O F U N D S  O V E R V I E W

Except for Money Market ProFund, the ProFunds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark./1/

Classic ProFunds: Classic ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of their benchmark indexes.

ProFund            Index                          Daily Benchmark       Types of Companies in Index
-------            -----                          ---------------       ---------------------------
Bull               S&P 500 Index(R)               Match (100%)          Diverse, widely traded, large capitalization
Mid-Cap            S&P MidCap 400(TM) Index       Match (100%)          Diverse, widely traded, mid-capitalization
Small-Cap          Russell 2000(R)Index           Match (100%)          Diverse, small capitalization
OTC                NASDAQ-100(R)Index             Match (100%)          Large capitalization, non-financial companies
                                                                        listed on The NASDAQ Stock Market
Large-Cap Value    S&P 500/Barra Value Index      Match (100%)          Diverse, widely traded, large capitalization
Large-Cap Growth   S&P 500/Barra Growth Index     Match (100%)          Diverse, widely traded, large capitalization
Mid-Cap Value      S&P MidCap 400/Barra Value     Match (100%)          Diverse, widely traded, mid-capitalization
                   Index
Mid-Cap Growth     S&P MidCap 400/Barra Growth    Match (100%)          Diverse, widely traded, mid-capitalization
                   Index
Small-Cap Value    S&P SmallCap 600/Barra Value   Match (100%)          Diverse, small capitalization
                   Index
Small-Cap Growth   S&P SmallCap 600/Barra         Match (100%)          Diverse, small capitalization
                   Growth Index
Asia 30            ProFunds Asia 30 Index         Match (100%)          Companies whose principal offices are located
                                                                        in the Asia/Pacific region, excluding Japan,
                                                                        whose securities are traded in the U.S.
Europe 30          ProFunds Europe 30 Index       Match (100%)          Companies whose principal offices are located
                                                                        in European countries, whose securities are
                                                                        traded in the U.S.

Ultra ProFunds: Ultra ProFunds seek to provide daily investment results, before fees and expenses, that double (200%) the daily performance of their benchmark indexes.

ProFund            Index                          Daily Benchmark       Types of Companies in Index
-------            -----                          ---------------       ---------------------------
UltraBull          S&P 500 Index                  Double (200%)         Diverse, widely traded, large capitalization
UltraMid-Cap       S&P MidCap 400 Index           Double (200%)         Diverse, widely traded, mid-capitalization
UltraSmall-Cap     Russell 2000 Index             Double (200%)         Diverse, small capitalization
UltraDow 30(SM)    Dow Jones Industrial           Double (200%)         Diverse, widely traded, large capitalization
                   Average(SM)
UltraOTC           NASDAQ-100 Index               Double (200%)         Large capitalization, non-financial companies
                                                                        listed on The NASDAQ Stock Market
UltraJapan         Nikkei 225 Stock Average       Double (200%)         Large capitalization, widely traded Japanese
                                                                        stocks

Inverse ProFunds: Inverse ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their benchmark indexes.

ProFund            Index                          Daily Benchmark       Types of Companies in Index
-------            -----                          ---------------       ---------------------------
Bear               S&P 500 Index                  100% of the Inverse   Diverse, widely traded, large capitalization
Short Small-Cap    Russell 2000 Index             100% of the Inverse   Diverse, small capitalization
Short OTC          NASDAQ-100 Index               100% of the Inverse   Large capitalization, non-financial companies
                                                                        listed on The NASDAQ Stock Market
UltraBear          S&P 500 Index                  200% of the Inverse   Diverse, widely traded, large capitalization
UltraShort OTC     NASDAQ-100 Index               200% of the Inverse   Large capitalization, non-financial companies
                                                                        listed on The NASDAQ Stock Market

----------
/1/ A benchmark may be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index or a multiple thereof. A stock index reflects the price of a group of stocks of specified companies. For example, UltraBull ProFund has a daily benchmark of twice the daily return of the S&P 500 Index(R).

UltraSector ProFunds: UltraSector ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) the daily performance of their benchmark indexes.

ProFund                   Index                       Daily Benchmark       Types of Companies in Index
-------                   -----                       ---------------       ---------------------------
Airlines                  Dow Jones U.S. Airlines     150%                  Securities representing the airline industry
                          Index                                             in the U.S. equity market
Banks                     Dow Jones U.S. Banks        150%                  Securities representing the banking industry
                          Index                                             in the U.S. equity market
Basic Materials           Dow Jones U.S. Basic        150%                  Securities within the basic materials sector
                          Materials Sector Index                            of the U.S. equity market
Biotechnology             Dow Jones U.S.              150%                  Securities representing the biotechnology
                          Biotechnology Index                               industry in the U.S. equity market
Consumer Cyclical         Dow Jones U.S. Consumer     150%                  Securities within the consumer cyclical sector
                          Cyclical Sector Index                             of the U.S. equity market
Consumer Non-Cyclical     Dow Jones U.S. Consumer     150%                  Securities within the consumer non-cyclical
                          Non-Cyclical Sector Index                         sector of the U.S. equity market
Energy                    Dow Jones U.S. Energy       150%                  Securities within the energy sector of the
                          Sector Index                                      U.S. equity market
Financial                 Dow Jones U.S. Financial    150%                  Securities within the financial sector of the
                          Sector Index                                      U.S. equity market
Healthcare                Dow Jones U.S.              150%                  Securities within the healthcare sector of the
                          Healthcare Sector Index                           U.S. equity market
Industrial                Dow Jones U.S.              150%                  Securities within the industrial sector of the
                          Industrial Sector Index                           U.S. equity market
Internet                  Dow Jones Composite         150%                  U.S. equity securities of companies that
                          Internet Index                                    generate the majority of their revenue from
                                                                            the Internet
Leisure Goods &           Dow Jones U.S. Leisure      150%                  Securities representing the leisure goods and
Services                  Goods & Services Index                            services industry in the U.S. equity market
Oil Drilling Equipment    Dow Jones U.S. Oil          150%                  Securities within the oil drilling equipment
& Services                Drilling Equipment &                              and services industry of the U.S. equity
                          Services Index                                    market
Pharmaceuticals           Dow Jones U.S.              150%                  Securities within the pharmaceuticals industry
                          Pharmaceuticals Index                             of the U.S. equity market
Precious Metals           Philadelphia Stock          150%                  Securities of companies involved in the gold
                          Exchange(R) Gold/Silver                           and silver mining industry
                          Sector(SM) Index
Real Estate               Dow Jones U.S. Real         150%                  Securities representing the real estate
                          Estate Index                                      industry in the U.S. equity market
Semiconductor             Dow Jones U.S.              150%                  Securities representing the semiconductor
                          Semiconductor Index                               industry in the U.S. equity market
Technology                Dow Jones U.S.              150%                  Securities within the technology sector of the
                          Technology Sector Index                           U.S. equity market
Telecommunications        Dow Jones U.S.              150%                  Securities within the telecommunications
                          Telecommunications                                sector of the U.S. equity market
                          Sector Index
Utilities                 Dow Jones U.S. Utilities    150%                  Securities within the utilities sector of the
                          Sector Index                                      U.S. equity market
Wireless Communications   Dow Jones U.S. Wireless     150%                  Securities representing the wireless
                          Communications Index                              communications industry in the U.S. equity
                                                                            market

Bond Benchmarked ProFunds: Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, or the inverse daily performance, of the most recently issued 30-year U.S. Treasury Bond.

ProFund                   Security                    Daily Benchmark       Types of Securities
-------                   --------                    ---------------       -------------------
U.S. Government Plus      Most recently issued        125%                  U.S. Treasury securities
                          30-year U.S. Treasury
                          Bond
Rising Rates              Most recently issued        125% of the Inverse   U.S. Treasury securities
Opportunity               30-year U.S. Treasury
                          Bond

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program.

C L A S S I C   P R O F U N D S

ProFund            Index                                 Daily Benchmark
-------            -----                                 ---------------
Bull               S&P 500 Index                         Match (100%)
Mid-Cap            S&P MidCap 400 Index                  Match (100%)
Small-Cap          Russell 2000 Index                    Match (100%)
OTC                NASDAQ-100 Index                      Match (100%)
Large-Cap Value    S&P 500/Barra Value Index             Match (100%)
Large-Cap Growth   S&P 500/Barra Growth Index            Match (100%)
Mid-Cap Value      S&P MidCap 400/Barra Value Index      Match (100%)
Mid-Cap Growth     S&P MidCap 400/Barra Growth Index     Match (100%)
Small-Cap Value    S&P SmallCap 600/Barra Value Index    Match (100%)
Small-Cap Growth   S&P SmallCap 600/Barra Growth Index   Match (100%)
Asia 30            ProFunds Asia 30 Index                Match (100%)
Europe 30          ProFunds Europe 30 Index              Match (100%)

Classic ProFunds may be appropriate for investors who:

     . want to achieve investment results approximating the daily performance of a particular index.

     . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

B U L L  P R O F U N D

Investment Objective. Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. Bull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500 Index. Bull ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Bull ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

For more information on Bull ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Bull ProFund Investor Class Shares by showing the variability of Bull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1998   26.57%  1999   17.18%  2000   -12.48%  2001   -15.30%  2002   -25.21%

During the period covered in the bar chart, the highest return on Investor Class Shares of Bull ProFund for one quarter was 20.37% (quarter ended December 31,
1998) and the lowest return was -18.23% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Five Years   Since Inception   Inception Date
---------------------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                               12/01/97
   - Before Taxes                                       -25.21%      -3.84%         -3.98%
   - After Taxes on Distributions                       -25.21%      -3.94%         -4.09%
   - After Taxes on Distributions and Sale of Shares    -15.48%      -3.03%         -3.15%
Service Class Shares(1)                                 -25.78%      -4.66%         -4.79%          12/01/97
---------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%      -1.94%         -2.00%          12/01/97

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Bull ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [BLPIX]          [BLPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.10%            1.19%
                                                     ----             ----
Total Annual ProFund Operating Expenses              1.85%            2.94%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

Example: This example is intended to help you compare the cost of investing in Bull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $188         $582        $1,001       $2,169
Service Class      $297         $910        $1,548       $3,261

M I D-C A P  P R O F U N D

Investment Objective. Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a widely used measure of mid-size company U.S. stock market performance. Companies are selected for inclusion in the Index by Standard & Poor's based on liquidity, appropriate market capitalization, financial viability and public float. As of March 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $162.3 million and $8.3 billion.

Principal Investment Strategy. Mid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and mid-cap company risk.

For more information on Mid-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Mid-Cap ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002   -19.02%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap ProFund for one quarter was 5.31% (quarter ended March 31,
2002) and the lowest return was -18.00% (quarter ended September 30, 2002).

 Average Annual Total Returns                          One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  09/04/01
   - Before Taxes                                       -19.02%       -13.37%
   - After Taxes on Distributions                       -19.02%       -13.49%
   - After Taxes on Distributions and Sale of Shares    -11.68%       -10.70%
Service Class Shares(1)                                 -19.73%       -13.80%          09/04/01
--------------------------------------------------------------------------------------------------
S&P MidCap 400 Index(2)                                 -15.44%        -9.75%          09/04/01

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [MDPIX]          [MDPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.33%           2.22%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.08%           3.97%
Fee Waivers/Reimbursements**                        -0.13%          -1.02%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  639       $1,107       $2,400
Service Class      $298        $1,117       $1,952       $4,118

S M A L L - C A P  P R O F U N D

Investment Objective. Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of March 31, 2003, the Russell 2000 Index included companies with capitalizations between $3.2 million and $2.1 billion.

Principal Investment Strategy. Small-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and small-cap company investment risk.

For more information on Small-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Small-Cap ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002   -23.14%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap ProFund for one quarter was 5.21% (quarter ended December 31, 2002) and the lowest return was -20.43% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  09/04/01
   - Before Taxes                                       -23.14%       -15.99%
   - After Taxes on Distributions                       -23.14%       -16.00%
   - After Taxes on Distributions and Sale of Shares    -14.21%       -12.72%
Service Class Shares(1)                                 -24.07%       -16.82%          09/04/01
--------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                                   -21.58%       -13.90%          09/04/01

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [SLPIX]          [SLPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.23%           1.24%
                                                    -----           -----
Total Annual ProFund Operating Expenses              1.98%           2.99%
Fee Waivers/Reimbursements**                        -0.03%          -0.04%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $618        $1,065       $2,304
Service Class      $298         $921        $1,568       $3,306

O T C  P R O F U N D

Investment Objective. OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. "OTC" in the name of OTC ProFund refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

Principal Investment Strategy. OTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the NASDAQ-100 Index. OTC ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in OTC ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and technology investment risk.

For more information on OTC ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in OTC ProFund Investor Class Shares by showing the variability of OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -31.33%  2002   -38.57%

During the period covered in the bar chart, the highest return on Investor Class Shares of OTC ProFund for one quarter was 34.57% (quarter ended December 31,
2001) and the lowest return was -36.65% (quarter ended September 30, 2001).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  08/07/00
   - Before Taxes                                       -38.57%       -42.34%
   - After Taxes on Distributions                       -38.57%       -42.34%
   - After Taxes on Distributions and Sale of Shares    -23.68%       -30.79%
Service Class Shares(1)                                 -39.20%       -42.89%          08/07/00
--------------------------------------------------------------------------------------------------
NASDAQ-100 Index(2)                                     -37.58%       -42.47%          08/07/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [OTPIX]          [OTPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.70%           0.70%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.05%           1.24%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.75%           2.94%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

Example: This example is intended to help you compare the cost of investing in OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $178        $551         $  949       $2,062
Service Class      $297        $910         $1,548       $3,261

L A R G E-C A P  V A L U E  P R O F U N D

Investment Objective. Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index.

The S&P 500/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios (350 stocks as of March 31, 2003). The S&P 500/Barra Value Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P 500 Index. As of March 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $188.0 million and $233.8 billion.

Principal Investment Strategy. Large-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Large-Cap Value ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and value investing risk.

For more information on Large-Cap Value ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Large-Cap Value ProFund commenced operations on October 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [LVPIX]          [LVPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      0.92%           0.92%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.67%           2.67%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Large-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $170         $526
Service Class      $270         $829

L A R G E-C A P  G R O W T H  P R O F U N D

Investment Objective. Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index.

The S&P 500/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios (150 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P 500 Index. As of March 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $747.1 million and $259.1 billion.

Principal Investment Strategy. Large-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Large-Cap Growth ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and growth investing risk.

For more information on Large-Cap Growth ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Large-Cap Growth ProFund commenced operations on October 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [LGPIX]          [LGPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      0.92%           0.92%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.67%           2.67%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Large-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $170         $526
Service Class      $270         $829

M I D-C A P  V A L U E  P R O F U N D

Investment Objective. Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

The S&P MidCap 400/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios (238 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index. As of March 31, 2003, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $194.4 million and $4.9 billion.

Principal Investment Strategy. Mid-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Value ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, mid-cap company risk and value investing risk.

For more information on Mid-Cap Value ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap Value ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Mid-Cap Value ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002   -13.99%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Value ProFund for one quarter was 8.96% (quarter ended March 31, 2002) and the lowest return was -19.68% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  09/04/01
   - Before Taxes                                       -13.99%       -11.35%
   - After Taxes on Distributions                       -13.99%       -12.17%
   - After Taxes on Distributions and Sale of Shares     -8.59%        -9.41%
Service Class Shares(1)                                 -14.76%       -12.13%          09/04/01
--------------------------------------------------------------------------------------------------
S&P MidCap 400/Barra Value Index(2)                     -11.60%        -8.00%          09/04/01

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [MLPIX]          [MLPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.33%            1.29%
                                                    -----            -----
Total Annual ProFund Operating Expenses              2.08%            3.04%
Fee Waivers/Reimbursements**                        -0.13%           -0.09%
                                                    -----            -----
Total Net Annual ProFund Operating Expenses          1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $639        $1,107       $2,400
Service Class      $298         $931        $1,588       $3,349

M I D - C A P G R O W T H P R O F U N D

Investment Objective. Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

The S&P MidCap 400/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios (162 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index. As of March 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $162.3 million and $8.3 billion.

Principal Investment Strategy. Mid-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Growth ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, mid-cap company risk and growth investing risk.

For additional information on Mid-Cap Growth ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap Growth ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Mid-Cap Growth ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002   -22.70%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Growth ProFund for one quarter was 3.51% (quarter ended December 31, 2002) and the lowest return was -15.84% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  09/04/01
   - Before Taxes                                       -22.70%       -15.48%
   - After Taxes on Distributions                       -22.70%       -15.63%
   - After Taxes on Distributions and Sale of Shares    -13.94%       -12.37%
Service Class Shares(1)                                 -23.46%       -16.23%          09/04/01
--------------------------------------------------------------------------------------------------
S&P MidCap 400/Barra Growth Index(2)                    -19.57%       -11.76%          09/04/01

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [MGPIX]          [MGPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                            0.75%             0.75%
Distribution and Service (12b-1) Fees               0.00%             1.00%
Other Expenses*                                     2.13%             1.81%
                                                   -----             -----
Total Annual ProFund Operating Expenses             2.88%             3.56%
Fee Waivers/Reimbursements**                       -0.93%            -0.61%
                                                   -----             -----
Total Net Annual ProFund Operating Expenses         1.95%             2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  804       $1,436       $3,138
Service Class      $298        $1,035       $1,794       $3,787

S M A L L - C A P  V A L U E  P R O F U N D

Investment Objective. Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

The S&P SmallCap 600/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600(R) Index that have comparatively low price-to-book ratios (388 stocks as of March 31, 2003). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization generally valued at under one and a half billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors. The Index is rebalanced twice per year. As of March 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $30.7 million and $1.5 billion.

Principal Investment Strategy. Small-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P SmallCap 600/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap Value ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, small-cap company investment risk and value investing risk.

For more information on Small-Cap Value ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap Value ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Small-Cap Value ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002   -18.43%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Value ProFund for one quarter was 9.28% (quarter ended March 31, 2002) and the lowest return was -23.88% (quarter ended September 30, 2002).

Average Annual Total Returns                            One Year   Since Inception   Inception Date
---------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                   09/04/01
    - Before Taxes                                       -18.43%       -13.53%
    - After Taxes on Distributions                       -18.43%       -13.67%
    - After Taxes on Distributions and Sale of Shares    -11.32%       -10.83%
Service Class Shares(1)                                  -19.33%       -14.38%          09/04/01
---------------------------------------------------------------------------------------------------
S&P SmallCap 600/Barra Value Index(2)                    -15.44%       -10.03%          09/04/01

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [SVPIX]          [SVPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.23%            1.22%
                                                    -----            -----
Total Annual ProFund Operating Expenses              1.98%            2.97%
Fee Waivers/Reimbursements**                        -0.03%           -0.02%
                                                    -----            -----
Total Net Annual ProFund Operating Expenses          1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $618         $1,065       $2,304
Service Class      $298        $917         $1,560       $3,288

S M A L L - C A P  G R O W T H  P R O F U N D

Investment Objective. Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

The S&P SmallCap 600/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios (212 stocks as of March 31, 2003). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization generally valued at under one and a half billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors. As of March 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $77.6 million and $2.4 billion.

Principal Investment Strategy. Small-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P SmallCap 600/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap Growth ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, small-cap company investment risk and growth investing risk.

For more information on Small-Cap Growth ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap Growth ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Small-Cap Growth ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002   -19.64%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Growth ProFund for one quarter was 4.00% (quarter ended December 31, 2002) and the lowest return was -16.40% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  09/04/01
   - Before Taxes                                       -19.64%      -12.77%
   - After Taxes on Distributions                       -22.50%      -15.41%
   - After Taxes on Distributions and Sale of Shares    -12.06%      -11.41%
Service Class Shares(1)                                 -20.47%      -13.30%           09/04/01
--------------------------------------------------------------------------------------------------
S&P SmallCap 600/Barra Growth Index(2)                  -15.76%       -8.69%           09/04/01

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of
ProFunds.)   $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [SGPIX]          [SGPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                            0.75%            0.75%
Distribution and Service (12b-1) Fees               0.00%            1.00%
Other Expenses*                                     1.93%            1.50%
                                                   -----            -----
Total Annual ProFund Operating Expenses             2.68%            3.25%
Fee Waivers/Reimbursements**                       -0.73%           -0.30%
                                                   -----            -----
Total Net Annual ProFund Operating Expenses         1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $763         $1,355      $2,959
Service Class      $298        $973         $1,672      $3,529

A S I A  3 0  P R O F U N D

Investment Objective. Asia 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds Asia 30 Index included companies with capitalizations between $870.7 million and $39.0 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

Principal Investment Strategy. Asia 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the ProFunds Asia 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Asian companies contained in the Index and/or financial instruments with similar economic characteristics. Asia 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Asia 30 ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Asia 30 ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, foreign investment risk, and small-cap company investment risk.

To the extent ProFunds Asia 30 Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up Asia 30 ProFund's investments are subject to the following risks: companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; technological innovations may make the products and services of telecommunications companies obsolete; and securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on Asia 30 ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Asia 30 ProFund has not begun investment operations, it does not have a performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Asia 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses
(as a percentage of average daily net assets)   Investor Class   Service Class
------------------------------------------------------------------------------
Investment Advisory Fees                            0.75%            0.75%
Distribution and Service (12b-1) Fees               0.00%            1.00%
Other Expenses*                                     0.85%            0.85%
                                                    ----             ----
Total Annual ProFund Operating Expenses             1.60%            2.60%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Asia 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $163         $505

Service Class      $263         $808

E U R O P E  3 0  P R O F U N D

Investment Objective. Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds Europe 30 Index included companies with capitalizations between $10.3 billion and $143.7 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

Principal Investment Strategy. Europe 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the ProFunds Europe 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Europe 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Europe 30 ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk and foreign investment risk. Europe 30 ProFund will have industry concentrations to approximately the same extent as its Index.

For more information on Europe 30 ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Europe 30 ProFund Investor Class Shares by showing the variability of Europe 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during a period (prior to September 4, 2001) when Europe 30 ProFund pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index ("PEI"). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index , the DeutscheAktien Index and the CAC-40.

Annual Returns as of December 31 each year
2000   -33.55%  2001   -44.28%  2002   -25.28%

During the period covered in the bar chart, the highest return on Investor Class Shares of Europe 30 ProFund for one quarter was 10.55% (quarter ended December 31, 2002) and the lowest return was -29.62% (quarter ended March 31, 2001).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  03/15/99
   - Before Taxes                                       -25.28%       -22.60%
   - After Taxes on Distributions                       -25.28%       -24.00%
   - After Taxes on Distributions and Sale of Shares    -15.52%       -16.67%
Service Class Shares(1)                                 -19.59%       -21.67%          03/15/99
--------------------------------------------------------------------------------------------------
Dow Jones STOXX 50 Index (2)(3)                         -22.99%       -10.83%          03/15/99
ProFunds Europe 30 Index(2)                             -23.52%       -10.79%          10/18/99

(1)  Reflects no deduction for taxes.

(2)  Reflects no deduction for fees, expenses or taxes.
(3) The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Europe 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of
ProFunds.)   $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [UEPIX]          [UEPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                            0.75%            0.75%
Distribution and Service (12b-1) Fees               0.00%            1.00%
Other Expenses*                                     1.59%            1.77%
                                                   -----            -----
Total Annual ProFund Operating Expenses             2.34%            3.52%**
Fee Waivers/Reimbursements***                      -0.39%           -0.57%
                                                   -----            -----
Total Net Annual ProFund Operating Expenses         1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Europe 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  693       $1,215       $2,646
Service Class      $298        $1,027       $1,778       $3,755

U L T R A  P R O F U N D S

ProFund          Index                          Daily Benchmark
-------          -----                          ---------------
UltraBull        S&P 500 Index                  Double (200%)
UltraMid-Cap     S&P MidCap 400 Index           Double (200%)
UltraSmall-Cap   Russell 2000 Index             Double (200%)
UltraDow 30      Dow Jones Industrial Average   Double (200%)
UltraOTC         NASDAQ-100  Index              Double (200%)
UltraJapan       Nikkei 225 Stock Average       Double (200%)

Ultra ProFunds may be appropriate for investors who:

..    believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return they will achieve superior results.

..    are seeking to approximate an index's daily return with half the investment required of a conventional index fund.

..    are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

U L T R A  B U L L  P R O F U N D

Investment Objective. UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

If UltraBull ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. UltraBull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the S&P 500 Index. UltraBull ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraBull ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on UltraBull ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraBull ProFund Investor Class Shares by showing the variability of UltraBull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1998   42.95%  1999   29.56%  2000   -28.33%  2001   -32.12%  2002   -46.45%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBull ProFund for one quarter was 41.34% (quarter ended December 31, 1998) and the lowest return was -34.88% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Five Years   Since Inception   Inception Date
---------------------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                               11/27/97
   - Before Taxes                                       -46.45%    -13.57%         -12.85%
   - After Taxes on Distributions                       -46.45%    -13.64%         -12.92%
   - After Taxes on Distributions and Sale of Shares    -28.52%    -10.11%          -9.60%
Service Class Shares(1)                                 -46.71%    -14.35%         -13.62%          11/27/97
---------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%     -1.94%          -1.53%          11/27/97

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBull ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of
ProFunds.)   $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [ULPIX]          [ULPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                            0.75%            0.75%
Distribution and Service (12b-1) Fees               0.00%            1.00%
Other Expenses                                      1.20%            1.20%
                                                    ----             ----
Total Annual ProFund Operating Expenses             1.95%            2.95%*

* Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraBull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $612         $1,052      $2,275
Service Class      $298        $913         $1,552      $3,271

U L T R A M I D - C A P  P R O F U N D

Investment Objective. UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If UltraMid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P MidCap 400 Index is a widely used measure of mid-size company U.S. stock market performance. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float. As of March 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $162.3 million and $8.3 billion.

Principal Investment Strategy. UltraMid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraMid-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraMid-Cap ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraMid-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraMid-Cap ProFund Investor Class Shares by showing the variability of UltraMid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -16.91%  2002   -38.18%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraMid-Cap ProFund for one quarter was 34.87% (quarter ended December 31, 2001) and the lowest return was -34.31% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  02/07/00
   - Before Taxes                                       -38.18%       -17.88%
   - After Taxes on Distributions                       -38.18%       -17.88%
   - After Taxes on Distributions and Sale of Shares    -23.44%       -13.72%
Service Class Shares(1)                                 -38.62%       -18.67%          02/07/00
--------------------------------------------------------------------------------------------------
S&P MidCap 400 Index(2)                                 -15.44%        -1.35%          02/07/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraMid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)       [UMPIX]         [UMPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.33%            1.31%
                                                    -----            -----
Total Annual ProFund Operating Expenses              2.08%            3.06%
Fee Waivers/Reimbursements**                        -0.13%           -0.11%
                                                    -----            -----
Total Net Annual ProFund Operating Expenses          1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraMid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $639        $1,107       $2,400
Service Class      $298         $935        $1,596       $3,366

U L T R A S M A L L - C A P  P R O F U N D

Investment Objective. UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If UltraSmall-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of March 31, 2003, the Russell 2000 Index included companies with capitalizations between $3.2 million and $2.1 billion.

Principal Investment Strategy. UltraSmall-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraSmall-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraSmall-Cap ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraSmall-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraSmall-Cap ProFund Investor Class Shares by showing the variability of UltraSmall-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -16.85%  2002   -44.30%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraSmall-Cap ProFund for one quarter was 40.75% (quarter ended December 31, 2001) and the lowest return was -40.18% (quarter ended September 30, 2001).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  02/07/00
   - Before Taxes                                       -44.30%       -32.46%
   - After Taxes on Distributions                       -44.30%       -32.46%
   - After Taxes on Distributions and Sale of Shares    -27.20%       -23.70%
Service Class Shares(1)                                 -44.75%       -33.07%          02/07/00
--------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                                   -21.58%       -10.73%          02/07/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraSmall-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [UAPIX]          [UAPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses                                       1.20%           1.20%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.95%           2.95%*

* Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraSmall-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $612        $1,052       $2,275
Service Class      $298         $913        $1,552       $3,271

U L T R A D O W  3 0  P R O F U N D

Investment Objective. UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraDow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

The DJIA is a price-weighted index that is calculated as a simple average. The Index includes 30 large-cap, blue-chip U.S. stocks, excluding utility and transportation companies. They represent the leading U.S. companies in the industries driving the U.S. stock market, are widely held by investors and have long records of sustained growth.

Principal Investment Strategy. UltraDow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. UltraDow 30 ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. UltraDow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations. The principal risks of investing in UltraDow 30 ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on UltraDow 30 ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because UltraDow 30 ProFund commenced operations on June 3, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraDow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [UDPIX]          [UDPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.72%            1.67%
                                                    -----            -----
Total Annual ProFund Operating Expenses              2.47%            3.42%
Fee Waivers/Reimbursements**                        -0.52%           -0.47%
                                                    -----            -----
Total Net Annual ProFund Operating Expenses          1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraDow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198       $  720        $1,269      $2,767
Service Class      $298       $1,007        $1,739      $3,672

U L T R A O T C  P R O F U N D

Investment Objective. UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If UltraOTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day. "OTC" in the name of UltraOTC ProFund refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

Principal Investment Strategy. UltraOTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the NASDAQ-100 Index. UltraOTC ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraOTC ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraOTC ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraOTC ProFund Investor Class Shares by showing the variability of UltraOTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1998   185.34%  1999   233.25%  2000   -73.70%  2001   -69.07%  2002   -69.42%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for one quarter was 126.35% (quarter ended December 31, 1999) and the lowest return was -62.35% (quarter ended December 31, 2000).

Average Annual Total Returns                           One Year   Five Years   Since Inception   Inception Date
---------------------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                               12/01/97
   - Before Taxes                                       -69.42%     -25.05%         -27.31%
   - After Taxes on Distributions                       -69.42%     -25.63%         -27.86%
   - After Taxes on Distributions and Sale of Shares    -42.63%     -15.30%         -16.61%
Service Class Shares(1)                                 -69.66%     -25.73%         -27.95%         12/01/97
---------------------------------------------------------------------------------------------------------------
NASDAQ-100 Index(2)                                     -37.58%      -0.13%          -1.79%         12/01/97

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraOTC ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [UOPIX]          [UOPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses                                       1.03%           1.03%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.78%           2.78%*

* Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $181        $560         $  964       $2,095
Service Class      $281        $862         $1,469       $3,109

U L T R A  J A P A N  P R O F U N D

Investment Objective. UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

UltraJapan ProFund determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States related to the Nikkei 225 Stock Average.If UltraJapan ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the related futures contracts when they decline on a given day.

The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Principal Investment Strategy. UltraJapan ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the Nikkei 225 Stock Average. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Japanese companies and/or financial instruments with similar economic characteristics. UltraJapan ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraJapan ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, volatility risk and foreign investment risk.

UltraJapan ProFund is also subject to valuation time risk. UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time UltraJapan ProFund's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

For more information on UltraJapan ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraJapan ProFund Investor Class Shares by showing the variability of UltraJapan ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -47.10%  2002   -39.80%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraJapan ProFund for one quarter was 16.08% (quarter ended March 31,
2002) and the lowest return was -44.15% (quarter ended September 30, 2001).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  02/07/00
   - Before Taxes                                       -39.80%       -48.24%
   - After Taxes on Distributions                       -39.80%       -48.66%
   - After Taxes on Distributions and Sale of Shares    -24.44%       -32.56%
Service Class Shares(1)                                 -40.37%       -48.77%          02/07/00
--------------------------------------------------------------------------------------------------
Nikkei 225 Stock Average(2)                             -18.63%       -29.94%          02/07/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraJapan ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [UJPIX]          [UJPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                            0.90%            0.90%
Distribution and Service (12b-1) Fees               0.00%            1.00%
Other Expenses*                                     1.47%            1.32%
                                                   -----            -----
Total Annual ProFund Operating Expenses             2.37%            3.22%
Fee Waivers/Reimbursements**                       -0.42%           -0.27%
                                                   -----            -----
Total Net Annual ProFund Operating Expenses         1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraJapan ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $699         $1,227       $2,674
Service Class      $298        $967         $1,660       $3,503

I N V E R S E  P R O F U N D S

ProFund           Index                Daily Benchmark
-------           -----                ---------------
Bear              S&P 500 Index        100% of the Inverse
Short Small-Cap   Russell 2000 Index   100% of the Inverse
Short OTC         NASDAQ-100 Index     100% of the Inverse
UltraBear         S&P 500 Index        200% of the Inverse
UltraShort OTC    NASDAQ-100 Index     200% of the Inverse

Inverse ProFunds may be appropriate for investors who:

     . expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.

     . want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

     . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

B E A R  P R O F U N D

Investment Objective. Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If Bear ProFund is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. Bear ProFund takes positions in financial instruments that, in combination, should have similar daily price return characteristics as the inverse of the S&P 500 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Bear ProFund are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk and repurchase agreement risk.

For more information on Bear ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Bear ProFund Investor Class Shares by showing the variability of Bear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.

Annual Returns as of December 31 each year
1998   -19.46%  1999   -12.32%  2000   16.41%  2001   14.29%  2002   20.92%

During the period covered in the bar chart, the highest return on Investor Class Shares of Bear ProFund for one quarter was 17.69% (quarter ended September 30,
2002) and the lowest return was -17.06% (quarter ended December 31, 1998).

Average Annual Total Returns                           One Year   Five Years   Since Inception   Inception Date
---------------------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                               12/30/97
   - Before Taxes                                        20.92%      2.58%          2.58%
   - After Taxes on Distributions                        20.92%      0.82%          0.82%
   - After Taxes on Distributions and Sale of Shares     12.84%      1.02%          1.02%
Service Class Shares(1)                                  19.58%      1.62%          1.62%           12/30/97
---------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%     -1.94%         -1.95%           12/30/97

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Bear ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [BRPIX]          [BRPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                            0.75%            0.75%
Distribution and Service (12b-1) Fees               0.00%            1.00%
Other Expenses*                                     1.20%            1.18%
                                                    ----             ----
Total Annual ProFund Operating Expenses             1.95%            2.93%**

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Bear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $612         $1,052      $2,275
Service Class      $296        $907         $1,543      $3,252

S H O R T  S M A L L - C A P  P R O F U N D

Investment Objective. Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If Short Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of March 31, 2003, the Russell 2000 Index included companies with capitalizations between $3.2 million and $2.1 billion.

Principal Investment Strategy. Short Small-Cap ProFund invests in financial instruments that should have similar daily price return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short Small-Cap ProFund are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and small-cap company investment risk.

For more information on Short Small-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Short Small-Cap ProFund commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of
ProFunds.)   $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [SHPIX]          [SHPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      0.74%           0.76%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.49%           2.51%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

Example: This example is intended to help you compare the cost of investing in Short Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $152         $471        $  813       $1,779
Service Class      $254         $782        $1,335       $2,846

S H O R T  O T C  P R O F U N D

Investment Objective. Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If Short OTC ProFund is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of Short OTC ProFund refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

Principal Investment Strategy. Short OTC ProFund takes positions in financial instruments that, in combination, should have similar daily price return characteristics as the inverse of the NASDAQ-100 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short OTC ProFund are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and technology investment risk.

For more information on Short OTC ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Short OTC ProFund commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of
ProFunds.)   $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [SOPIX]          [SOPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.25%           1.22%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.00%           2.97%
Fee Waivers/Reimbursements**                        -0.05%          -0.02%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Short OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $623        $1,073       $2,323
Service Class      $298         $917        $1,560       $3,288

U L T R A B E A R  P R O F U N D

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If UltraBear ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. UltraBear ProFund takes positions in financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P 500 Index. UltraBear ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraBear ProFund are market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraBear ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraBear ProFund Investor Class Shares by showing the variability of UltraBear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1998   -38.34%  1999   -30.54%  2000   22.15%  2001   22.65%  2002   38.11%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBear ProFund for one quarter was 35.33% (quarter ended September 30, 2001) and the lowest return was -32.26% (quarter ended December 31, 1998).

Average Annual Total Returns                           One Year   Five Years   Since Inception   Inception Date
---------------------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                               12/22/97
   - Before Taxes                                       38.11%      -2.39%         -1.68%
   - After Taxes on Distributions                       38.11%      -3.13%         -2.43%
   - After Taxes on Distributions and Sale of Shares    23.40%      -2.34%         -1.80%
Service Class Shares(1)                                 37.03%      -3.10%         -2.42%           12/22/97
---------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                       -23.37%      -1.94%         -1.59%           12/22/97

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBear ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of
ProFunds.)   $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [URPIX]          [URPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses                                       1.05%            1.05%
                                                     ----             ----
Total Annual ProFund Operating Expenses              1.80%            2.80%*

* Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraBear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $183         $566        $  975       $2,116
Service Class      $283         $868        $1,479       $3,128

U L T R A S H O R T  O T C  P R O F U N D

Investment Objective. UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If UltraShort OTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of UltraShort OTC ProFund refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

Principal Investment Strategy. UltraShort OTC ProFund takes positions in financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. UltraShort OTC ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort OTC ProFund are market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraShort OTC ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraShort OTC ProFund Investor Class Shares by showing the variability of UltraShort OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1999   -80.36%  2000   4.25%  2001   -7.36%  2002   48.56%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraShort OTC ProFund for one quarter was 116.60% (quarter ended September 30, 2001) and the lowest return was -58.91% (quarter ended December 31, 1999).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/02/98
   - Before Taxes                                        48.56%        -40.67%
   - After Taxes on Distributions                        46.67%        -41.66%
   - After Taxes on Distributions and Sale of Shares     29.78%        -24.90%
Service Class Shares(1)                                  47.41%        -41.15%         06/02/98
--------------------------------------------------------------------------------------------------
NASDAQ-100 Index(2)                                     -37.58%         -4.00%         06/02/98

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of
ProFunds.)   $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [USPIX]          [USPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses                                       1.09%           1.09%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.84%           2.84%*

* Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraShort OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $187         $579        $  995       $2,159
Service Class      $287         $880        $1,499       $3,166

U L T R A S E C T O R  P R O F U N D S

ProFund                             Index                                     Daily Benchmark
-------                             -----                                     ---------------
Airlines                            Dow Jones U.S. Airlines Index             150%
Banks                               Dow Jones U.S. Banks Index                150%
Basic Materials                     Dow Jones U.S. Basic Materials Sector     150%
                                    Index
Biotechnology                       Dow Jones U.S. Biotechnology Index        150%
Consumer Cyclical                   Dow Jones U.S. Consumer Cyclical Sector   150%
                                    Index
Consumer Non-Cyclical               Dow Jones U.S. Consumer Non-Cyclical      150%
                                    Sector Index
Energy                              Dow Jones U.S. Energy Sector Index        150%
Financial                           Dow Jones U.S. Financial Sector Index     150%
Healthcare                          Dow Jones U.S. Healthcare Sector Index    150%
Industrial                          Dow Jones U.S. Industrial Sector Index    150%
Internet                            Dow Jones Composite Internet Index        150%
Leisure Goods & Services            Dow Jones U.S. Leisure Goods & Services   150%
                                    Index
Oil Drilling Equipment & Services   Dow Jones U.S. Oil Drilling Equipment &   150%
                                    Services Index
Pharmaceuticals                     Dow Jones U.S. Pharmaceuticals Index      150%
Precious Metals                     Philadelphia Stock Exchange(R) Gold/      150%
                                    Silver Sector(SM) Index
Real Estate                         Dow Jones U.S. Real Estate Index          150%
Semiconductor                       Dow Jones U.S. Semiconductor Index        150%
Technology                          Dow Jones U.S. Technology Sector Index    150%
Telecommunications                  Dow Jones U.S. Telecommunications         150%
                                    Sector Index
Utilities                           Dow Jones U.S. Utilities Sector Index     150%
Wireless Communications             Dow Jones U.S. Wireless Communications    150%
                                    Index

UltraSector ProFunds may be appropriate for investors who:

     . desire to add investments in economic sectors with perceived above-average growth potential.
     . actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.
     . want to protect (hedge) against anticipated price decreases of other holdings.
     . want to gain investment exposure to a particular economic sector of the U.S. or global economy.
     . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

A I R L I N E S  U L T R A S E C T O R  P R O F U N D

Investment Objective. Airlines UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Airlines Index.

If Airlines UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Airlines Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Airlines Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. As of March 31, 2003, the weighted average capitalization of the Index was approximately $1.5 billion.

Principal Investment Strategy. Airlines UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Airlines Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Airlines UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Airlines UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Airlines UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Airlines UltraSector ProFund is also subject to risks faced by companies in the airline industry, including: adverse effects of commodity price volatility, exchange rates, foreign market access restrictions, and increased competition; dramatic securities price fluctuation and issues affecting profitability due to their cyclical nature, economic trends, political events, changes in disposable consumer income, worldwide fuel prices, labor agreements and insurance costs; regulation by, and restrictions of, the Federal Aviation Administration, federal, state and local governments, and foreign regulatory authorities; intense competition, both domestically and internationally; and foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Airlines UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Airlines UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Airlines UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of
ProFunds.)   $10

Annual Fund Operating Expenses
(as a percentage of average daily net assets)   Investor Class   Service Class
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.00%            1.00%
                                                     ----             ----
Total Annual ProFund Operating Expenses              1.75%            2.75%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Airlines UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $178         $551
Service Class      $278         $853

B A N K S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

If Banks UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Banks Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded. As of March 31, 2003, the weighted average capitalization of the Index was approximately $6.7 billion.

Principal Investment Strategy. Banks UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Banks Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Banks UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Banks UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Banks UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Banks UltraSector ProFund is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Banks UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Banks UltraSector ProFund's Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Banks UltraSector ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002   -10.56%

During the period covered in the bar chart, the highest return on Investor Class Shares of Banks UltraSector ProFund for one quarter was 10.89% (quarter ended March 31, 2002) and the lowest return was -21.98% (quarter ended September 30,
2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  09/04/01
   - Before Taxes                                       -10.56%       -10.83%
   - After Taxes on Distributions                       -12.10%       -12.05%
   - After Taxes on Distributions and Sale of Shares     -6.49%        -9.21%
Service Class Shares(1)                                 -11.27%       -11.50%          09/04/01
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -17.40%          09/04/01

Dow Jones U.S. Banks Index(2)                            -4.80%        -5.25%          09/04/01

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Banks UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [BKPIX]          [BKPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      2.28%           4.19%
                                                    -----           -----
Total Annual ProFund Operating Expenses              3.03%           5.94%
Fee Waivers/Reimbursements**                        -1.08%          -2.99%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Banks UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  835       $1,497       $3,270
Service Class      $298        $1,499       $2,678       $5,528

B A S I C  M A T E R I A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

If Basic Materials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Basic Materials Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.2 billion.

Principal Investment Strategy. Basic Materials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Basic Materials Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Basic Materials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Basic Materials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Basic Materials UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Basic Materials UltraSector ProFund is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Basic Materials UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Basic Materials UltraSector ProFund's Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Basic Materials UltraSector ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002   -21.17%

During the period covered in the bar chart, the highest return on Investor Class Shares of Basic Materials UltraSector ProFund for one quarter was 13.65% (quarter ended March 31, 2002) and the lowest return was -34.18% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  09/04/01
   - Before Taxes                                       -21.17%       -19.33%
   - After Taxes on Distributions                       -21.17%       -19.38%
   - After Taxes on Distributions and Sale of Shares    -13.00%       -15.38%
Service Class Shares(1)                                 -21.83%       -19.19%          09/04/01
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -17.40%          09/04/01

Dow Jones U.S. Basic Materials Sector Index(2)          -10.61%        -9.79%          09/04/01

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Basic Materials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [BMPIX]          [BMPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      2.86%           2.73%
                                                    -----           -----
Total Annual ProFund Operating Expenses              3.61%           4.48%
Fee Waivers/Reimbursements**                        -1.66%          -1.53%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Basic Materials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  952       $1,728       $3,763
Service Class      $298        $1,217       $2,146       $4,510

B I O T E C H N O L O G Y  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Biotechnology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Biotechnology Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.6 billion.

Principal Investment Strategy. Biotechnology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Biotechnology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Biotechnology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Biotechnology UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Biotechnology UltraSector ProFund is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Biotechnology UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Biotechnology UltraSector ProFund Investor Class Shares by showing the variability of Biotechnology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -36.23%   2002   -53.68%

During the period covered in the bar chart, the highest return on Investor Class Shares of Biotechnology UltraSector ProFund for one quarter was 29.84% (quarter ended June 30, 2001) and the lowest return was -43.77% (quarter ended June 30,
2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -53.68%       -42.52%
   - After Taxes on Distributions                       -53.68%       -42.52%
   - After Taxes on Distributions and Sale of Shares    -32.96%       -30.57%
Service Class Shares(1)                                 -54.17%       -43.05%          06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones U.S. Biotechnology Index(2)                   -36.48%       -25.45%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Biotechnology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)       [BIPIX]         [BIPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.90%           2.17%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.65%           3.92%**
Fee Waivers/Reimbursements***                       -0.70%          -0.97%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Biotechnology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  757       $1,343       $2,932
Service Class      $298        $1,107       $1,933       $4,078

C O N S U M E R  C Y C L I C A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Consumer Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

If Consumer Cyclical UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Cyclical Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, auto parts, tires, casinos, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.5 billion.

Principal Investment Strategy. Consumer Cyclical UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Cyclical Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Cyclical UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Cyclical UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Consumer Cyclical UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Cyclical UltraSector ProFund is also subject to risks faced by companies in the consumer cyclical economic sector, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Cyclical UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Consumer Cyclical UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Cyclical UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses
(as a percentage of average daily net assets)   Investor Class   Service Class
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.00%           1.00%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.75%           2.75%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Consumer Cyclical UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $178         $551
Service Class      $278         $853

C O N S U M E R  N O N - C Y C L I C A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Consumer Non-Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

If Consumer Non-Cyclical UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Non-Cyclical Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Consumer Non-Cyclical Sector Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.8 billion.

Principal Investment Strategy. Consumer Non-Cyclical UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Non-Cyclical UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Non-Cyclical UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Consumer Non-Cyclical UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Non-Cyclical UltraSector ProFund is also subject to risks faced by companies in the consumer non-cyclical economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Non-Cyclical UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Consumer Non-Cyclical UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Non-Cyclical UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses
(as a percentage of average daily net assets)   Investor Class   Service Class
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.00%           1.00%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.75%           2.75%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Consumer Non-Cyclical UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $178         $551
Service Class      $278         $853

E N E R G Y  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Sector Index.

If Energy UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Energy Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Energy Sector Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.2 billion.

Principal Investment Strategy. Energy UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Energy Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Energy UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Energy UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Energy UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Energy UltraSector ProFund is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Energy UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Energy UltraSector ProFund Investor Class Shares by showing the variability of Energy UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -23.63%   2002   -25.79%

During the period covered in the bar chart, the highest return on Investor Class Shares of Energy UltraSector ProFund for one quarter was 11.76% (quarter ended March 31, 2002) and the lowest return was -28.73% (quarter ended September 30,
2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -25.79%       -18.80%
   - After Taxes on Distributions                       -25.79%       -18.80%
   - After Taxes on Distributions and Sale of Shares    -15.83%       -14.52%
Service Class Shares(1)                                 -26.39%       -19.56%          06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones U.S. Energy Sector Index(2)                   -15.40%        -9.26%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Energy UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [ENPIX]          [ENPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.91%           1.53%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.66%           3.28%**
Fee Waivers/Reimbursements***                       -0.71%          -0.33%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Energy UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $759        $1,347       $2,941
Service Class      $298         $979        $1,684       $3,554

F I N A N C I A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Financial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Sector Index.

If Financial UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Financial Sector Index when Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Financial Sector Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of March 31, 2003, the weighted average capitalization of the Index was approximately $6.1 billion.

Principal Investment Strategy. Financial UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Financial Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Financial UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Financial UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Financial UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Financial UltraSector ProFund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Financial UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Financial UltraSector ProFund Investor Class Shares by showing the variability of Financial UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -16.90%   2002   -24.88%

During the period covered in the bar chart, the highest return on Investor Class Shares of Financial UltraSector ProFund for one quarter was 10.77% (quarter ended June 30, 2001) and the lowest return was -24.82% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -24.88%        -8.77%
   - After Taxes on Distributions                       -24.90%        -8.78%
   - After Taxes on Distributions and Sale of Shares    -15.28%        -6.92%
Service Class Shares(1)                                 -25.55%        -9.57%          06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones U.S. Financial Sector Index(2)                -14.37%        -1.81%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Financial UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [FNPIX]          [FNPSX]
--------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.90%           1.71%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.65%           3.46%**
Fee Waivers/Reimbursements***                       -0.70%          -0.51%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Financial UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------------
Investor Class     $198        $  757       $1,343       $2,932
Service Class      $298        $1,015       $1,754       $3,705

H E A L T H C A R E  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Healthcare UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Sector Index.

If Healthcare UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Healthcare Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Healthcare Sector Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.6 billion.

Principal Investment Strategy. Healthcare UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Healthcare Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Healthcare UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Healthcare UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Healthcare UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Healthcare UltraSector ProFund is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Healthcare UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Healthcare UltraSector ProFund Investor Class Shares by showing the variability of Healthcare UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -24.26%   2002   -35.41%

During the period covered in the bar chart, the highest return on Investor Class Shares of Healthcare UltraSector ProFund for one quarter was 4.52% (quarter ended December 31, 2002) and the lowest return was -26.07% (quarter ended March 31, 2001).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -35.41%       -20.76%
   - After Taxes on Distributions                       -35.41%       -20.76%
   - After Taxes on Distributions and Sale of Shares    -21.74%       -15.96%
Service Class Shares(1)                                 -36.15%       -21.56%          06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones U.S. Healthcare Sector Index(2)               -21.85%       -10.31%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Healthcare UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [HCPIX]          [HCPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      2.48%           3.08%
                                                     ----            ----
Total Annual ProFund Operating Expenses              3.23%           4.83%
Fee Waivers/Reimbursements**                        -1.28%          -1.88%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Healthcare UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  876       $1,577       $3,443
Service Class      $298        $1,286       $2,276       $4,768

I N D U S T R I A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Industrial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrial Sector Index.

If Industrial UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Industrial Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Industrial Sector Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.8 billion.

Principal Investment Strategy. Industrial UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Industrial Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Industrial UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Industrial UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Industrial UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Industrial UltraSector ProFund is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Industrial UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Industrial UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Industrial UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses
(as a percentage of average daily net assets)   Investor Class   Service Class
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.00%           1.00%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.75%           2.75%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Industrial UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $178         $551
Service Class      $278         $853

I N T E R N E T  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

If Internet UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Composite Internet Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce - companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services - companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.5 billion.

Principal Investment Strategy. Internet UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones Composite Internet Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Internet UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Internet UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Internet UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Internet UltraSector ProFund is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Internet UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Internet UltraSector ProFund Investor Class Shares by showing the variability of Internet UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -76.35%   2002   -58.27%

During the period covered in the bar chart, the highest return on Investor Class Shares of Internet UltraSector ProFund for one quarter was 94.32% (quarter ended December 31, 2001) and the lowest return was -70.02% (quarter ended September 30, 2001).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -58.27%       -76.01%

   - After Taxes on Distributions                       -58.27%       -76.01%
   - After Taxes on Distributions and Sale of Shares    -35.78%       -44.83%
Service Class Shares(1)                                 -58.47%       -76.35%          06/19/00
-----------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones Composite Internet Index(2)                   -38.89%       -55.08%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Internet UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFund.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [INPIX]          [INPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.49%            1.34%
                                                    -----            -----
Total Annual ProFund Operating Expenses              2.24%            3.09%**
Fee Waivers/Reimbursements***                       -0.29%           -0.14%
                                                    -----            -----
Total Net Annual ProFund Operating Expenses          1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Internet UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $672        $1,174       $2,552
Service Class      $298         $941        $1,608       $3,392

L E I S U R E  G O O D S  &  S E R V I C E S  U L T R A  S E C T O R
P R O F U N D

Investment Objective. Leisure Goods & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods & Services Index.

If Leisure Goods & Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Leisure Goods & Services Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Leisure Goods & Services Index measures the performance of the leisure goods and services industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.7 billion.

Principal Investment Strategy. Leisure Goods & Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Leisure Goods & Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Leisure Goods & Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Leisure Goods & Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Leisure Goods & Services UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Leisure Goods & Services UltraSector ProFund is also subject to risks faced by companies in the leisure goods and services industry, including: effects on securities prices and profitability based on the domestic and international economy, competition, disposable household income, consumer spending and consumer tastes; increased effects from government regulation; severe competition; and risks of new technologies. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Leisure Goods & Services UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Leisure Goods & Services UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Leisure Goods & Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses
(as a percentage of average daily net assets)     Investor Class   Service Class
--------------------------------------------------------------------------------
Investment Advisory Fees                               0.75%           0.75%
Distribution and Service (12b-1) Fees                  0.00%           1.00%
Other Expenses*                                        1.00%           1.00%
                                                       ----            ----
Total Annual ProFund Operating Expenses                1.75%           2.75%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Leisure Goods & Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $178         $551
Service Class      $278         $853

O I L D R I L L I N G E Q U I P M E N T & S E R V I C E S U L T R A S E C T O R P R O F U N D

Investment Objective. Oil Drilling Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Drilling Equipment & Services Index.

If Oil Drilling Equipment & Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil Drilling Equipment & Services Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when Index declines on a given day.

The Dow Jones U.S. Oil Drilling Equipment & Services Index measures the performance of the oil drilling equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.7 billion.

Principal Investment Strategy. Oil Drilling Equipment & Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil Drilling Equipment & Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil Drilling Equipment & Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil Drilling Equipment & Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Oil Drilling Equipment & Services UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil Drilling Equipment & Services UltraSector ProFund is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil Drilling Equipment & Services UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Oil Drilling Equipment & Services UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Oil Drilling Equipment & Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses
(as a percentage of average daily net assets)     Investor Class   Service Class
--------------------------------------------------------------------------------
Investment Advisory Fees                               0.75%           0.75%
Distribution and Service (12b-1) Fees                  0.00%           1.00%
Other Expenses*                                        1.00%           1.00%
                                                       ----            ----
Total Annual ProFund Operating Expenses                1.75%           2.75%

* Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Oil Drilling Equipment & Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
Investor Class     $178         $551
Service Class      $278         $853

P H A R M A C E U T I C A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

If Pharmaceuticals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as Dow Jones U.S. Pharmaceuticals Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research. As of March 31, 2003, the weighted average capitalization of the Index was approximately $24.9 billion.

Principal Investment Strategy. Pharmaceuticals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Pharmaceuticals Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Pharmaceuticals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Pharmaceuticals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Pharmaceuticals UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Pharmaceuticals UltraSector ProFund is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Pharmaceuticals UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Pharmaceuticals UltraSector ProFund Investor Class Shares by showing the variability of Pharmaceuticals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -28.80%   2002   -34.89%

During the period covered in the bar chart, the highest return on Investor Class Shares of Pharmaceuticals UltraSector ProFund for one quarter was 11.49% (quarter ended December 31, 2002) and the lowest return was -27.70% (quarter ended June 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/28/00
   - Before Taxes                                       -34.89%       -21.86%
   - After Taxes on Distributions                       -34.89%       -21.86%
   - After Taxes on Distributions and Sale of Shares    -21.42%       -16.77%
Service Class Shares(1)                                 -35.30%       -22.53%          06/28/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.16%          06/28/00

Dow Jones U.S. Pharmaceuticals Index(2)                 -21.84%       -12.16%          06/28/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Pharmaceuticals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [PHPIX]          [PHPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      2.36%           1.67%
                                                    -----           -----
Total Annual ProFund Operating Expenses              3.11%           3.42%**
Fee Waivers/Reimbursements***                       -1.16%          -0.47%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Pharmaceuticals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  851       $1,529       $3,340
Service Class      $298        $1,007       $1,739       $3,672

P R E C I O U S  M E T A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Philadelphia Stock Exchange Gold/Silver Sector Index.

If Precious Metals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Philadelphia Stock Exchange Gold/Silver Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Philadelphia Stock Exchange Gold/Silver Sector Index measures the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones and pearls. The Index does not include producers of commemorative medals and coins that are made of these metals. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.0 billion.

Principal Investment Strategy. Precious Metals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Philadelphia Stock Exchange Gold/Silver Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Precious Metals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Precious Metals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Precious Metals UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Precious Metals UltraSector ProFund is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on Precious Metals UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Precious Metals UltraSector ProFund commenced operations on June 3, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Precious Metals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [PMPIX]          [PMPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.81%            1.50%
                                                    -----            -----
Total Annual ProFund Operating Expenses              2.56%            3.25%
Fee Waivers/Reimbursements**                        -0.61%           -0.30%
                                                    -----            -----

Total Net Annual ProFund Operating Expenses          1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the Fund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Precious Metals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $739        $1,306       $2,850
Service Class      $298         $973        $1,672       $3,529

R E A L  E S T A T E  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

If Real Estate UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Real Estate Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2003, the weighted average capitalization of the Index was approximately $1.7 billion.

Principal Investment Strategy. Real Estate UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Real Estate Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Real Estate UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Real Estate UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Real Estate UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Real Estate UltraSector ProFund is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a REIT that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Real Estate UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Real Estate UltraSector ProFund Investor Class Shares by showing the variability of Real Estate UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   9.11%   2002   -6.82%

During the period covered in the bar chart, the highest return on Investor Class Shares of Real Estate UltraSector ProFund for one quarter was 14.41% (quarter ended June 30, 2001) and the lowest return was -15.94% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                        -6.82%          5.81%
   - After Taxes on Distributions                       -10.40%          2.27%
   - After Taxes on Distributions and Sale of Shares     -4.00%          3.08%
Service Class Shares(1)                                  -7.42%          4.76%         06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%        -18.68%         06/19/00

Dow Jones U.S. Real Estate Index(2)                      -2.96%          3.59%         06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Real Estate UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [REPIX]          [REPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.56%           1.31%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.31%           3.06%**
Fee Waivers/Reimbursements***                       -0.36%          -0.11%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Real Estate UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $687        $1,203       $2,618
Service Class      $298         $935        $1,596       $3,366

S E M I  C O N D U C T O R  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index.

If Semiconductor UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Semiconductor Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2003, the weighted average capitalization of the Index was approximately $5.3 billion.

Principal Investment Strategy. Semiconductor UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Semiconductor Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Semiconductor UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Semiconductor UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Semiconductor UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Semiconductor UltraSector ProFund is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Semiconductor UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Semiconductor UltraSector ProFund Investor Class Shares by showing the variability of Semiconductor UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -33.41%   2002   -70.07%

During the period covered in the bar chart, the highest return on Investor Class Shares of Semiconductor UltraSector ProFund for one quarter was 69.31% (quarter ended December 31, 2001) and the lowest return was -51.44% (quarter ended June 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -70.07%       -67.44%
   - After Taxes on Distributions                       -70.07%       -67.44%
   - After Taxes on Distributions and Sale of Shares    -43.02%       -42.45%
Service Class Shares(1)                                 -70.40%       -67.79%          06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones U.S. Semiconductor Index(2)                   -49.81%       -45.69%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Semiconductor UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [SMPIX]          [SMPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.63%           1.64%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.38%           3.39%**
Fee Waivers/Reimbursements***                       -0.43%          -0.44%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Semiconductor UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  701       $1,232       $2,683
Service Class      $298        $1,001       $1,727       $3,647

T E C H N O L O G Y  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index.

If Technology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Technology Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.8 billion.

Principal Investment Strategy. Technology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Technology Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Technology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Technology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Technology UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Technology UltraSector ProFund is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Technology UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Technology UltraSector ProFund Investor Class Shares by showing the variability of Technology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -51.45%   2002   -57.06%

During the period covered in the bar chart, the highest return on Investor Class Shares of Technology UltraSector ProFund for one quarter was 53.93% (quarter ended December 31, 2001) and the lowest return was -52.49% (quarter ended September 30, 2001).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -57.06%       -63.12%
   - After Taxes on Distributions                       -57.06%       -63.12%
   - After Taxes on Distributions and Sale of Shares    -35.03%       -40.89%
Service Class Shares(1)                                 -57.22%       -63.27%          06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones U.S. Technology Sector Index(2)               -38.82%       -42.21%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Technology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)       [TEPIX]         [TEPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.76%           1.68%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.51%           3.43%**
Fee Waivers/Reimbursements***                       -0.56%          -0.48%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Technology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  728       $1,285       $2,804
Service Class      $298        $1,009       $1,743       $3,680

T E L E C O M M U N I C A T I O N S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

If Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Telecommunications Sector Index when the Index rises on a given day, and should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2003, the weighted average capitalization of the Index was approximately $14.3 billion.

Principal Investment Strategy. Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Telecommunications Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Telecommunications UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Telecommunications UltraSector ProFund is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Telecommunications UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Telecommunications UltraSector ProFund Investor Class Shares by showing the variability of Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -26.37%   2002   -54.43%

During the period covered in the bar chart, the highest return on Investor Class Shares of Telecommunications UltraSector ProFund for one quarter was 55.02% (quarter ended December 31, 2002) and the lowest return was -39.32% (quarter ended September 30, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -54.43%       -50.15%
   - After Taxes on Distributions                       -54.43%       -50.15%
   - After Taxes on Distributions and Sale of Shares    -33.42%       -34.89%
Service Class Shares(1)                                 -54.84%       -50.59%          06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones U.S. Telecommunications Sector Index(2)       -36.31%       -33.19%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)       [TCPIX]         [TCPSX]
---------------------------------------------------------------- -------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.83%           2.25%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.58%           4.00%**
Fee Waivers/Reimbursements***                       -0.63%          -1.05%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  743       $1,314       $2,868
Service Class      $298        $1,123       $1,964       $4,141

U T I L I T I E S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index.

If Utilities UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Utilities Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.4 billion.

Principal Investment Strategy. Utilities UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Utilities Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Utilities UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Utilities UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Utilities UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Utilities UltraSector ProFund is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Utilities UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Utilities UltraSector ProFund Investor Class Shares by showing the variability of Utilities UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -42.65%   2002   -37.00%

During the period covered in the bar chart, the highest return on Investor Class Shares of Utilities UltraSector ProFund for one quarter was 5.60% (quarter ended March 31, 2002) and the lowest return was -31.36% (quarter ended September 30,
2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  07/26/00
   - Before Taxes                                       -37.00%       -24.32%
   - After Taxes on Distributions                       -37.37%       -24.54%
   - After Taxes on Distributions and Sale of Shares    -22.72%       -18.69%
Service Class Shares(1)                                 -37.53%       -24.91%          07/26/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.62%          07/26/00

Dow Jones U.S. Utilities Sector Index(2)                -24.63%       -14.33%          07/26/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Utilities UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [UTPIX]          [UTPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%            0.75%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.65%            1.90%
                                                    -----            -----
Total Annual ProFund Operating Expenses              2.40%            3.65%
Fee Waivers/Reimbursements**                        -0.45%           -0.70%
                                                    -----            -----
Total Net Annual ProFund Operating Expenses          1.95%            2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Utilities UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198        $  706       $1,240       $2,702
Service Class      $298        $1,053       $1,829       $3,861

W I R E L E S S  C O M M U N I C A T I O N S  U L T R A  S E C T O R
P R O F U N D

Investment Objective. Wireless Communications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index.

If Wireless Communications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Wireless Communications Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Wireless Communications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $5.2 billion.

Principal Investment Strategy. Wireless Communications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Wireless Communications Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Wireless Communications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Wireless Communications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Wireless Communications UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Wireless Communications UltraSector ProFund is also subject to risks faced by companies in the wireless communications industry, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Wireless Communications UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Wireless Communications UltraSector ProFund Investor Class Shares by showing the variability of Wireless Communications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -41.65%   2002   -80.37%

During the period covered in the bar chart, the highest return on Investor Class Shares of Wireless Communications UltraSector ProFund for one quarter was 49.32% (quarter ended December 31, 2002) and the lowest return was -59.21% (quarter ended March 31, 2002).

Average Annual Total Returns                           One Year   Since Inception   Inception Date
-------------------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares                                                                  06/19/00
   - Before Taxes                                       -80.37%       -74.07%
   - After Taxes on Distributions                       -80.37%       -74.07%
   - After Taxes on Distributions and Sale of Shares    -49.35%       -44.38%
Service Class Shares(1)                                 -80.51%       -74.34%          06/19/00
--------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        -23.37%       -18.68%          06/19/00

Dow Jones U.S. Wireless Communications Index(2)         -60.03%       -54.21%          06/19/00

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Wireless Communications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [WCPIX]          [WCPSX]
--------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses*                                      1.55%           1.56%
                                                    -----           -----
Total Annual ProFund Operating Expenses              2.30%           3.31%**
Fee Waivers/Reimbursements***                       -0.35%          -0.36%
                                                    -----           -----
Total Net Annual ProFund Operating Expenses          1.95%           2.95%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

*** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Wireless Communications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $198         $685        $1,198       $2,609
Service Class      $298         $985        $1,696       $3,579

B O N D  B E N C H M A R K E D  P R O F U N D S

ProFund                    Security                                          Daily Benchmark
-------                    --------                                          ---------------
U.S. Government Plus       Most recently issued 30-year U.S. Treasury Bond   125%
Rising Rates Opportunity   Most recently issued 30-year U.S. Treasury Bond   125% of the Inverse

U.S. Government Plus ProFund may be appropriate for investors who:

     . expect the yield on the most recently issued 30-year U.S. Treasury Bond to decrease.

Rising Rates Opportunity ProFund(R) may be appropriate for investors who:

     . expect the yield on the most recently issued 30-year U.S. Treasury Bond to increase.
     . want to protect (hedge) the value of a diversified portfolio of high grade and/or government bonds from a market downturn they anticipate.

Both Bond Benchmarked ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

U . S .  G O V E R N M E N T  P L U S  P R O F U N D

Investment Objective. U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of U.S. Government Plus ProFund generally should decrease as interest rates rise.

If U.S. Government Plus ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, it should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

Principal Investment Strategy. U.S. Government Plus ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as one and one-quarter times (125%) the daily price movement of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics. U.S. Government Plus ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in U.S. Government Plus ProFund are market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, interest rate risk, repurchase agreement risk and volatility risk.

For more information on U.S. Government Plus ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because U.S. Government Plus ProFund commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other investment companies or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of U.S. Government Plus ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [GVPIX]          [GVPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.50%            0.50%
Distribution and Service (12b-1) Fees                0.00%            1.00%
Other Expenses*                                      1.62%            1.42%
                                                    -----            -----
Total Annual ProFund Operating Expenses              2.12%            2.92%
Fee Waivers/Reimbursements**                        -0.42%           -0.22%
                                                    -----            -----
Total Net Annual ProFund Operating Expenses          1.70%            2.70%

* Variations in Fund expense accruals and relative share class asset levels may cause "Other Expense" figures for Investor and Service Class to differ when averaged over the period.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.70% for Investor Class Shares and 2.70% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in U.S. Government Plus ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $173         $624        $1,101       $2,419
Service Class      $273         $883        $1,519       $3,227

R I S I N G  R A T E S  O P P O R T U N I T Y  P R O F U N D

Investment Objective. Rising Rates Opportunity ProFund(R) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of Rising Rates Opportunity ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day.

Principal Investment Strategy. Rising Rates Opportunity ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as one and one-quarter times (125%) the inverse of the daily price movement of the Long Bond. Rising Rates Opportunity ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in Rising Rates Opportunity ProFund are market risk, debt instrument risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, interest rate risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on Rising Rates Opportunity ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Rising Rates Opportunity ProFund commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses                  Investor Class   Service Class
(as a percentage of average daily net assets)      [RRPIX]          [RRPSX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.75%           0.75%
Distribution and Service (12b-1) Fees                0.00%           1.00%
Other Expenses                                       1.19%           1.19%
                                                     ----            ----
Total Annual ProFund Operating Expenses              1.94%           2.94%

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
Investor Class     $197         $609        $1,047       $2,264
Service Class      $297         $910        $1,548       $3,261

M O N E Y  M A R K E T  P R O F U N D

Money Market ProFund may be appropriate for investors who:

          . seek current income consistent with liquidity and preservation of capital.
          . want to maintain a neutral exposure to the stock market. The income earned from an investment in Money Market ProFund can keep their capital at work.
          . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

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M O N E Y  M A R K E T  P R O F U N D

Investment Objective. Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy. Money Market ProFund pursues its investment objective through a "master feeder" arrangement. Money Market ProFund invests all of its assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company managed by Deutsche Asset Management, Inc. with an identical investment objective. The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities and repurchase agreements. The Portfolio may also invest in asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the principal investments of the Portfolio are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in the financial services industry. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations and may invest in other instruments, as described in the Statement of Additional Information.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer-term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

     . have received the highest short-term rating from two nationally recognized statistical rating organizations;
     . have received the highest short-term rating from one rating organization (if only one organization rates the security);
     . if unrated, are determined to be of similar quality by the Portfolio's investment adviser; or
     . have no short-term rating, but are rated within the three highest long-term rating categories, or are determined to be of similar quality by the Portfolio's investment adviser.

Principal Risk Considerations. The principal risks of investing in Money Market ProFund are market risk, active investor risk, interest rate risk, debt instrument risk and repurchase agreement risk. In addition, Money Market ProFund is also subject to the following risks:

     . Credit Risk: A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Portfolio only buys high quality securities with minimal credit risk. The Portfolio primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.
     . Security Selection Risk: While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio's yield to lag behind those of similar money market funds.
     . Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.
     . Financial Services Industry Concentration Risk: Because the Portfolio may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While Money Market ProFund tries to maintain a stable net asset value of $1.00 per share, there is no guarantee that Money Market ProFund will do so, and you could lose money by investing in this ProFund.

For more information on Money Market ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Money Market ProFund Investor Class Shares by showing the variability of Money Market ProFund returns from year to year. Past performance is no guarantee of future results.

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

Annual Returns as of December 31 each year

1998   4.84%   1999   4.48%   2000   5.74%   2001   3.28%   2002   0.94%

During the period covered in the bar chart, the highest return on Investor Class Shares of Money Market ProFund for one quarter was 1.51% (quarter ended September 30, 2000) and the lowest return was 0.15% (quarter ended December 31,
2002).

Average Annual Total Returns*   One Year   Five Years   Since Inception   Inception Date
----------------------------------------------------------------------------------------
As of December 31, 2002
Investor Class Shares             0.94%       3.84%          3.87%           11/17/97
Service Class Shares              0.06%       2.84%          2.78%           11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year) for Money Market ProFund as of December 31, 2002 was 0.36% for Investor Class Shares and 0.04% for Service Class Shares.

* For the year ended December 31, 2002, the Portfolio's investment adviser voluntarily reimbursed certain operating expenses of Money Market ProFund. Without the reimbursement of these expenses, total returns and yield would be lower. There is no guarantee that such reimbursement will occur in the future.

Master Feeder Structure. Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio's expenses in proportion to their investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment adviser of Money Market ProFund, although no fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund. Money Market ProFund's Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders' best interests.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Money Market ProFund.

Shareholder Fees (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.) $10

Annual Fund Operating Expenses*                 Investor Class   Service Class
(as a percentage of average daily net assets)      [MPIXX]          [MPSXX]
------------------------------------------------------------------------------
Investment Advisory Fees                             0.15%          0.15%
Distribution and Service (12b-1) Fees                0.00%          1.00%**
Other Expenses                                       0.88%          0.88%
                                                     ----           ----
Total Annual ProFund Operating Expenses***           1.03%          2.03%

* Reflects the expenses of both Money Market ProFund and the Portfolio.

** Distribution and service fees incurred by the Service Class were reduced during the period ended December 31, 2002 and will be reduced for the current fiscal year. This reduction may be terminated at any time. The expense reflected in the table is the maximum fee that the Fund may charge.

*** Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002. There is no guarantee that such reduction will occur in the future.

Example: This example is intended to help you compare the cost of investing in Money Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------

Investor Class     $105         $328        $  569       $1,259
Service Class      $206         $637        $1,093       $2,358

S T R A T E G I E S  A N D  R I S K S

"The non-money market ProFunds take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks."

S T R A T E G I E S  A N D  R I S K S

More on Strategies: In seeking to achieve the ProFunds' investment objectives (other than Money Market ProFund) of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark.

The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. Each ProFund reserves the right to substitute a different index or security for the index or security underlying its benchmark. ProFund Advisors does not invest the assets of the ProFunds in stocks or financial instruments based on ProFund Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds. The ProFunds, other than Money Market ProFund, are designed to correspond to the daily performance, the inverse of the daily performance, or a multiple of the daily performance or inverse performance, of a benchmark index - whether the benchmark index is rising or falling. Each ProFund seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark index without regard to market conditions, trends or direction. The ProFunds also do not take temporary defensive positions. The ProFunds do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds from achieving such results.

The ProFunds take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks. A ProFund may invest in securities or instruments that are not included in the index underlying its benchmark if ProFund Advisors believes it is appropriate in view of the ProFund's investment objective. In addition to each ProFund's principal investment strategy, each ProFund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective.

Under normal circumstances, all Mid-Cap, Small-Cap and Large-Cap ProFunds, Asia 30, Europe 30, UltraDow 30, UltraJapan, U.S. Government Plus ProFund and all UltraSector ProFunds seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily price return characteristics as their benchmarks. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds subject to this policy will provide shareholders with at least 60 days' prior notice of any change in the policy.

Important Concepts and Definitions:

This section describes important concepts that may be unfamiliar to an investor.

..    Collar is the simultaneous purchase of an equity floor and the sale of an equity cap (specified financial terms are described in this section).

..    Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

..    Depositary Receipts (DRs) include American Depositary Receipts (ADRs),
     Global Depositary Receipts (GDRs), and New York Shares (NYSs).

     . ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

     . GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

     . NYSs (or "direct shares") are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations' exchanges.

..    Equity Cap is an agreement in which one party, for a premium paid up-front, agrees to pay the other party at a specific time period if a designated stock market benchmark moves above a certain level, agreed upon in advance.

..    Equity Securities are securities that include common stock, preferred securities, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

..    Financial Instruments The ProFunds (excluding Money Market ProFund) may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index such as futures contracts, options on futures contracts, equity caps, collars, floors, swap agreements, forward contracts, structured notes, options on securities and stock indices and investments covering such positions. The ProFunds may invest in financial instruments as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Financial instruments may also be used to produce economically "leveraged" investment results.

..    Floors are agreements in which one party, for a premium paid up-front, agrees to pay the other party at a specific time period if a designated stock market benchmark falls below a certain level, agreed upon in advance.

..    Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

..    Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date.

..    Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value. Swap agreements, borrowing, futures contracts, short sales, and options on securities indexes and futures contracts all may be used to create leverage. While only certain ProFunds employ leverage, all of the ProFunds (except Money Market ProFund) may use leveraged investment techniques for investment purposes.

..    Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

..    Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives you the right to sell a stock at an agreed-upon price on or before a certain date.

..    Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

..    Repurchase Agreements are agreements between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time.

..    Reverse Repurchase Agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time.

..    Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund's investment objective, a ProFund may hold a representative sample of the securities in the index underlying a ProFund's benchmark, which have aggregate characteristics similar to those of the index. In addition, a ProFund may invest in securities that are not included in the index or may overweight or underweight certain securities or groups of securities contained in the index.

..    Selling Short is selling a stock, usually borrowed, and buying it back at a later date.

..    Structured Notes are complex debt instruments in which the issuer enters into one or more swap arrangements to change the cash flows it is required to make.

..    Swap Agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

..    U.S. Government Securities are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

More On Risks: Like all investments, the ProFunds entail risks. Many factors affect the value of an investment in a ProFund. The factors most likely to have a significant impact on a ProFund's portfolio are called "principal risks." The principal risks for each ProFund are identified in each ProFund description and are described below. A ProFund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains additional information about the ProFunds, their investment strategies and related risks.

In addition to the general risks described above, the following risks may apply:

Active Investor Risk (All ProFunds). ProFund Advisors expects a significant portion of the assets of the ProFunds to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses and generating taxable short-term capital gains. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds except Money Market ProFund). The ProFunds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, swap agreements, options on securities and indices, forward contracts and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes (losses) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques may also expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund's benchmark index, including: 1) the risk that an instrument is mispriced; 2) credit or performance risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of derivative instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund's position in a particular instrument when desired.

Concentration Risk (Asia 30, UltraDow 30 and UltraSector ProFunds). Concentration risk results from maintaining exposure to issuers conducting business in specific market or industry sectors, and the risk that those issuers (or market sector) will perform poorly and therefore negatively impact the ProFunds subject to this risk. Each of Large-Cap Value, Large-Cap Growth, U.S. Government Plus, Short OTC, Short Small-Cap and Rising Rates Opportunity ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Correlation Risk (All ProFunds except Money Market ProFund). A number of factors may affect a ProFund's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. The following factors, including fees, expenses and income items, may adversely affect a ProFund's correlation with its benchmark. A ProFund may invest in securities or in other financial instruments not included in its benchmark index. A ProFund may not have investment exposure to all securities in its benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive information on purchases and redemptions into or out of a ProFund after the relevant exchange or market closes, potentially resulting in the ProFund being over- or under-exposed. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses. Activities surrounding the annual Russell 2000 Index reconstitution on the last business day of June may impair the ProFunds benchmarked to the Russell 2000 Index from meeting their daily investment objective on that day.

Debt Instrument Risk (U.S. Government Plus, Rising Rates Opportunity and Money Market ProFunds). Each ProFund may invest in debt instruments, and U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Money Market ProFund may invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease.

Equity Risk (All Classic, Ultra, Inverse and UltraSector ProFunds). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund to decrease. The Inverse ProFunds respond differently to these risks than positively correlated funds.

Foreign Investment Risk (Asia 30, Europe 30 and UltraJapan ProFunds). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Geographic Concentration Risk (Asia 30, Europe 30 and UltraJapan ProFunds). Certain ProFunds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments. For example, in 1997 and 1998, the values of some Asian currencies declined significantly, triggering a loss of investor confidence that resulted in a decline in the value of the stock markets, and individual company stocks, in the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. Similarly, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries, and particularly those in Eastern Europe, implement significant free market economic reforms. Japanese economic growth has weakened and Japan's stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan's economy and financial system, among other considerations.

Growth Investing Risk (Large-Cap Growth, Mid-Cap Growth and Small-Cap Growth ProFunds). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (U.S. Government Plus, Rising Rates Opportunity and Money Market ProFunds). Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds and Rising Rates Opportunity ProFund). Shareholders in the Inverse ProFunds and Rising Rates Opportunity ProFund should lose money when the index or security underlying such ProFund's benchmark rises - a result that is the opposite from traditional equity or bond mutual funds.

Leverage Risk (Ultra ProFunds, UltraBear and UltraShort OTC ProFunds, UltraSector ProFunds and Bond Benchmarked ProFunds). Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Leverage should cause investors to lose more money in market environments adverse to their daily investment objective.

Liquidity Risk (All ProFunds except Money Market ProFund). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

Market Risk (All ProFunds). The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds, other than the Inverse ProFunds, Rising Rates Opportunity ProFund and Money Market ProFund, should normally lose value on days when the index underlying their benchmark declines (adverse market conditions for these ProFunds). Investors in the Inverse ProFunds and Rising Rates Opportunity ProFund should lose value on days when the index underlying their benchmark increases (adverse market conditions for these ProFunds).

Mid-Cap Company Investment Risk (Mid-Cap, Mid-Cap Value, Mid-Cap Growth and UltraMid-Cap ProFunds). Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk (All ProFunds). The ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose index underlying its benchmark comprises a small number of stocks or other securities.

Repurchase Agreement Risk (All ProFunds). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

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Short Sale Risk (Inverse ProFunds and Rising Rates Opportunity ProFund). Selling
short is a technique that may be employed by a ProFund to seek gains when its benchmark index or security declines or to adjust investment exposure to a benchmark index. If a ProFund buys back the security at a price lower than the price at which it sold the security plus interest incurred, the ProFund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus interest accrued, the ProFund will incur a negative return (loss) on the transaction. The
ProFunds' use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a ProFund and may lower a ProFund's return or result in a loss.

Small-Cap Company Investment Risk (Small-Cap, Small-Cap Value, Small-Cap Growth, Asia 30, UltraSmall-Cap and Short Small-Cap ProFunds). The risk of equity investing may be particularly acute with securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads, lower trading volumes and may be less liquid than the stocks of larger companies. Liquidating positions in turbulent market conditions could become difficult. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap companies' share prices.

Technology Investment Risk (OTC, UltraOTC, Short OTC, and UltraShort OTC ProFunds and Internet, Semiconductor and Technology UltraSector ProFunds). Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk (Large-Cap Value, Mid-Cap Value and Small-Cap Value ProFunds). Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk (Ultra ProFunds, Ultra Bear, UltraShort OTC, UltraSector ProFunds and Bond Benchmarked ProFunds). The ProFunds subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index. Therefore, they experience greater volatility than the indexes underlying their benchmarks and thus have the potential for greater losses.

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P R O F U N D S  M A N A G E M E N T

"The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds."

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P R O F U N D S  M A N A G E M E N T

BOARD OF TRUSTEES AND OFFICERS

The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds.

INVESTMENT ADVISER

ProFund Advisors LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund, for which it is entitled to receive annual fees equal to 0.70%, 0.90% and 0.50%, respectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2002, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations, paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)

Bull                      0.75%
Mid-Cap                   0.34%
Small-Cap                 0.72%
OTC                       0.70%
Mid-Cap Value             0.66%
Mid-Cap Growth            0.09%
Small-Cap Value           0.73%
Small-Cap Growth          0.28%
Europe 30                 0.40%
UltraBull                 0.75%
UltraMid-Cap              0.65%
UltraSmall-Cap            0.75%
UltraOTC                  0.75%
UltraJapan                0.57%
Bear                      0.75%
UltraBear                 0.75%
UltraShort OTC            0.75%
Banks                     0.00%
Basic Materials           0.00%
Biotechnology             0.14%
Energy                    0.21%
Financial                 0.19%
Healthcare                0.00%
Internet                  0.52%
Pharmaceuticals           0.00%
Real Estate               0.51%
Semiconductor             0.39%
Technology                0.29%
Telecommunications        0.19%
Utilities                 0.33%
Wireless Communications   0.46%

ProFund Advisors serves as investment adviser of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex(R)Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each ProFund, except Money Market ProFund, is managed by an investment team chaired by Dr. Seale.

DEUTSCHE ASSET MANAGEMENT, INC.

Money Market ProFund currently seeks its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. ("DeAM, Inc."), with headquarters at 345 Park Avenue, New York, NY 10154. DeAM, Inc. makes the Portfolio's investment decisions and assumes responsibility for the securities the Portfolio owns. For its services as investment adviser of the Portfolio, DeAM, Inc. is entitled to receive annual investment advisory fees equal to 0.15% of the average daily net assets of the Portfolio. During the year ended December 31, 2002, the Portfolio paid DeAM, Inc. investment ad\visory fees equal to 0.13% of the average daily net assets of the Portfolio.

As of December 31, 2002, DeAM, Inc. had total assets of approximately $90 billion under management. DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership ("BISYS"). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund (other than Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2002, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
Bull                      0.15%
Mid-Cap                   0.07%
Small-Cap                 0.14%
OTC                       0.15%
Mid-Cap Value             0.13%
Mid-Cap Growth            0.02%
Small-Cap Value           0.15%
Small-Cap Growth          0.06%
Europe 30                 0.08%
UltraBull                 0.15%
UltraMid-Cap              0.13%
UltraSmall-Cap            0.15%
UltraOTC                  0.15%
UltraJapan                0.10%
Bear                      0.15%
UltraBear                 0.15%
UltraShort OTC            0.15%
Banks                     0.00%
Basic Materials           0.00%
Biotechnology             0.03%
Energy                    0.04%

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Financial                 0.04%
Healthcare                0.00%
Internet                  0.10%
Pharmaceuticals           0.00%
Real Estate               0.10%
Semiconductor             0.08%
Technology                0.06%
Telecommunications        0.04%
Utilities                 0.07%
Wireless Communications   0.09%

During the year ended December 31, 2002, ProFund Advisors received fees equal to 0.35% of the average daily net assets of Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to Money Market ProFund's relationship to the Portfolio.

If the ProFund's Board of Trustees terminates Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

INDEX INFORMATION

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," "500", and "S&P MidCap 400," "Standard &Poor's MidCap 400," "S&P Small-Cap 600," "Standard &Poor's Small-Cap 600," "S&P MidCap 400/Barra Growth Index," "S&P MidCap 400/BarraValue Index," "S&P SmallCap 600/BarraGrowth Index," and "S&P Small-Cap 600/Barra Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000 Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange(R)", "PHLX(R)", "PHLX Gold/Silver Sector(SM)" and "XAU(SM)" are trademarks or service marks of the Philadelphia Stock Exchange, Inc. The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange or the Frank Russell Company and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds.

"Dow Jones," "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

     . Sponsor, endorse, sell or promote UltraDow 30 ProFund or UltraSector ProFunds (together, the "ProFunds").
     . Recommend that any person invest in the ProFunds or any other securities.
     . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.
     . Have any responsibility or liability for the administration, management of marketing of the ProFunds.
     . Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

     . The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
     . The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
     . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

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G E N E R A L  P R O F U N D S  I N F O R M A T I O N

"Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order."

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G E N E R A L  P R O F U N D S  I N F O R M A T I O N

CALCULATING SHARE PRICES
(All ProFunds Except Money Market ProFund)

Each ProFund (other than U.S. Government Plus ProFund and Rising Rates Opportunity ProFund) calculates its daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. U.S. Government Plus ProFund and Rising Rates Opportunity ProFund calculate their daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE every day the NYSE is open for business except for Columbus Day and Veterans' Day and as provided below.

Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order. If a ProFund's portfolio investments trade in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

Each ProFund determines the net asset value per share of each class of its shares by dividing the market value of the assets attributable to the class, less the liabilities attributable to the class, by the number of the class's outstanding shares.

A ProFund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund sold it. See the Statement of Additional Information for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund's underlying investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. For example, if the Bond Market Association recommends an early close of the bond markets, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund may also close early.

CALCULATING MONEY MARKET PROFUND'S SHARE PRICE

Money Market ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. The bond markets or other primary trading markets for the Portfolio may close early on the day before certain holidays on which the NYSE is closed, and the day after Thanksgiving. If the Bond Market Association recommends an early close of the bond markets, Money Market ProFund also may close early. Money Market ProFund will cease taking transaction requests at such times, including requests to exchange to or from other ProFunds. Money Market ProFund's net asset value per share for each class of shares will normally be $1.00, although Deutsche Asset Management, Inc. cannot guarantee that this will always be the case. The Portfolio uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request a direct cash distribution. As a general policy, ProFunds does not announce dividend distribution dates in advance.

Money Market ProFund and U.S. Government Plus ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Real Estate UltraSector ProFund declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. Money Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund will pay annually any long-term capital gains as well as any short-term capital gains that they did not distribute during the year, but reserve the right to include in the dividend any short-term capital gains on securities that they sell. Each of the other

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

ProFunds declares and distributes net investment income, if any, and net capital gains, if any, at least annually. Each ProFund, however, may declare an additional capital gains distribution if such a distribution would be in the best interest of the shareholders of the ProFund.

Money Market ProFund may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.

Please keep in mind:

..    Dividend and distribution proceeds will be reinvested in additional shares of the ProFund making the distribution unless you have requested in writing that proceeds be paid to you by check.

..    By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

     . Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid; and

     . Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid unless subsequent distribution checks have been cashed.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences to you of investing in a ProFund.

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. ProFund shareholders may be subject to tax on the dividends they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends may also be subject to state and local taxes.

If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange out of a ProFund is generally considered as a sale of the ProFund.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

..    Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

..    Dividends and distributions declared by a ProFund in October, November or
     December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

..    As with all mutual funds, a ProFund may be required to withhold U.S.
     federal income tax at the rate of 30% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

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

Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

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S H A R E H O L D E R  S E R V I C E S  G U I D E

"Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund."

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S H A R E H O L D E R  S E R V I C E S  G U I D E

CONTACTING PROFUNDS

By telephone:        (888) 776-3637 or (614) 470-8122 -- for individual investors
                     (888) 776-5717 -- a phone line dedicated for use by institutions and financial professionals only

By mail:             ProFunds
                     P.O. Box 182800
                     Columbus, OH 43218-2800

By overnight mail:   ProFunds
                     c/o BISYS Fund Services
                     3435 Stelzer Road
                     Columbus, OH 43219

MINIMUM INVESTMENTS

..    $5,000 for discretionary accounts controlled by a financial professional.
..    $15,000 for self-directed accounts controlled directly by investors.

These minimums apply to all ProFund accounts, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, each ProFund may waive or lower purchase or account minimums in other circumstances. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund's shares in whole or in part.

CLASSES OF SHARES

ProFunds offer two classes of shares: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly from ProFunds Distributors, Inc. Service Class Shares are available for purchase through an authorized financial professional.

DISTRIBUTION AND SERVICE (12b-1) FEES

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the "Plan") adopted by the Trustees and administered by ProFunds Distributors, Inc., each ProFund may pay financial intermediaries, such as broker-dealers and investment advisers, up to 1.00% on an annualized basis of the average daily net assets attributable to Service Class Shares as reimbursement or compensation for distribution related activities with respect to Service Class Shares and/or shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder's investment and may cost more than other types of sales charges.

ProFund Advisors or other service providers, may utilize their own resources to finance distribution or service activities on behalf of the ProFunds, including compensating ProFunds Distributors, Inc. and other third parties for distribution related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, ProFund Advisors or other service providers may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

OTHER FEES

Investor Class Shares and Service Class Shares may bear fees payable to intermediaries or financial institutions for provision of record keeping, sub-accounting services and other investor services not otherwise performed by the transfer agent or other service provider.

OPENING YOUR PROFUNDS ACCOUNT

By mail:

     . Complete an application for the appropriate share class. Send the application, along with a check payable to "ProFunds," to the mail address above.
     . If the application does not designate a specific ProFund, your investment will be made in Money Market ProFund. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of Money Market ProFund. If the application does not designate a share class, your investment will be made in the Investor

          Class. Cash, starter checks, Internet-based checks, credit cards, travelers' checks and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

     . Complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718.
     .    Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to: a)
          confirm receipt of the faxed application, b) request your new account number, c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).
     . After receiving your confirmation number, instruct your bank to transfer money by wire to:

          Huntington Bank
          Columbus, OH
          Routing/ABA #: 044000024
          ProFunds DDA # 01892150549

     For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

     Confirmation number: The confirmation number given to you by the ProFunds' representative.

     Send the original, signed application to ProFunds at the mail or overnight address above under "Contacting ProFunds."

     Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

     Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Establishing Accounts For Tax-Sheltered Retirement Plans

The ProFunds sponsor several types of Individual Retirement Accounts ("IRAs"), tax sheltered annuities (TSAs or 403(b)(7) plans), profit sharing plans, money purchase plans and individual 401(k) plans that enable individual investors to set up retirement savings programs. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Individual 401(k) plans have separate record keeping and reporting fees. For additional information, please visit the ProFunds website, www.profunds.com or contact ProFunds at (888) 776-3637.

PURCHASING ADDITIONAL PROFUND SHARES

Minimum: The minimum subsequent purchase amount is $100.

By mail: Send a check payable to "ProFunds" to the mail address above. Write the name of the ProFund in which you wish to invest and your account number on the check. Please include an investment slip, which is attached to your transaction confirmation statement, for the appropriate ProFund. Cash, starter checks, Internet-based checks, credit cards, travelers' checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

     .    Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122. Inform
          ProFunds of your account number, the amount to be wired, and the ProFund(s) in which you wish to invest. You will then be given a confirmation number for your purchase order.
     . After receiving your confirmation number, instruct your bank to transfer money by wire to:

          Huntington Bank
          Columbus, OH
          Routing/ABA #: 044000024
          ProFunds DDA # 01892150549

     For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

     Confirmation number: The confirmation number given to you by the ProFunds' representative.

     Send the original, signed application to ProFunds at the mail or overnight address above under "Contacting ProFunds."

     Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Procedures for purchasing initial and subsequent shares:

..    ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment, and for new accounts, a properly completed application. ProFunds and ProFunds Distributors, Inc. may reject any purchase request, in whole or in part, for any reason.
..    Any check or wire order received which does not designate a specific
     ProFund will be used to purchase shares (i) in your existing ProFund account, if you have an investment in only one ProFund, or (ii) in Money Market ProFund Investor Class, if you have more than one ProFund investment. Unless you later direct ProFunds to (i) purchase shares of another ProFund or (ii) redeem shares of Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of Money Market ProFund. If the wire or check cannot be identified, it may be rejected and returned. Checks submitted to ProFunds will be automatically deposited upon receipt. Applications and other paperwork submitted with such payment will be promptly reviewed. In the event such additional information is not in good order, any amount deposited will be refunded by check no later than ten days from receipt of such payment to allow adequate time for the original check to clear through the banking system. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, or an existing active ProFund account, or for checks or wires being returned.
..    A wire purchase is considered in good order only if (i) you have called
     ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire between 8:00 a.m. and 3:30 p.m., Eastern time for all Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds and between 8:00 a.m. and 3:10 p.m., Eastern time for all UltraSector ProFunds. Wires received after ProFunds' wire processing times will be processed as of the next time that wire orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off times will be adjusted accordingly.
..    If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.
..    On bank holidays (Columbus Day and Veterans' Day), Money Market ProFund
     will only accept purchase requests received in connection with an exchange order from another ProFund.

EXCHANGING PROFUND SHARES

Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

By mail: Send a letter to ProFunds at the address above indicating (i) the account number, (ii) the dollar amount or share amount of the exchange, and
(iii) the ProFund you are exchanging from and the ProFund you are exchanging into. If the account contains ProFunds of both classes, also indicate the class of each ProFund. Sign the letter. In certain circumstances, ProFunds require a signature guarantee. See "Signature Guarantee."

By telephone: Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. UltraSector ProFunds accept exchange orders by phone between 8:00 a.m. and 3:30 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times except the 8:00 a.m. beginning time, will be adjusted accordingly.

Neither the ProFunds, ProFunds Distributors, Inc. nor ProFunds' transfer agent will be responsible for any loss, liability, cost, or expense resulting from processing telephone exchanges believed to be authentic if they follow reasonable security procedures.

Exchanges by telephone can only be processed by specific dollar amount or specific share amount.

The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

By Internet: Shareholders may transact exchanges of shares of the ProFunds at ProFunds' website (www.profunds.com). To access this service through the website, click on the "Access Account" icon. Next, select the button for "individual account." You will be prompted to enter your social security number. Follow the instructions to establish your Personal Identification Number (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds accept exchange orders via the ProFunds' website trading service at any time except between 3:55 p.m. and 4:30 p.m., Eastern time. UltraSector ProFunds accept exchange orders via the ProFunds' website at any time except between 3:35 p.m. and 4:30 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to five minutes prior to and 30 minutes after a scheduled early close for Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds and 25 minutes prior to and 30 minutes after a scheduled early close for UltraSector ProFunds. When making an Internet transaction, please make sure you receive and record your confirmation number.

Internet exchange transactions are extremely convenient, but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds' agents will be responsible for any loss, liability, cost or expense resulting from unauthorized Internet transactions if they follow reasonable security procedures. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.

The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may exchange shares by other means.

By Interactive Voice Response System (IVR): Call (888) 776-3637 (toll-free) or
(614) 470-8122 and follow the step-by-step instructions.

In person: See contact information under "Redeeming ProFund Shares."

Please keep in mind when exchanging shares:

     . An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund. Exchanges may have tax consequences for you.

     .    Before exchanging into a ProFund, please read the Prospectus.

     . Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds' transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange purchase. You will be responsible for any loss if there are insufficient funds available to cover the purchase due to a decline in the value of the ProFund from which you are exchanging.

     . The minimum exchange for self-directed accounts is $1,000 or, if less, the account's current value.

     . The redemption and purchase will be processed at the next-calculated net asset values of the respective ProFunds after the ProFunds have received your exchange request in good order.

REDEEMING PROFUND SHARES

You may redeem all or part of your shares at the net asset value next determined after we (or an authorized financial intermediary) receive your redemption request in good order.

Phone Redemptions

     Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds receive redemption orders by phone between 8:00 a.m. and 3:50 p.m. Eastern time. UltraSector ProFunds receive redemption orders by phone between 8:00 a.m. and 3:30 p.m.

     Eastern time. All ProFunds receive redemption orders by telephone between 4:40 p.m. and 9:00 p.m. Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

     The ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

Written Redemptions

     To redeem all or part of your shares in writing, your request must include the following information for each ProFund redemption:

     .    the name of the ProFund(s),
     .    the account number(s),
     .    the dollar amount or number of shares being redeemed,
     .    the name(s) of the account owners, and
     . the signature(s) of all registered account owners. In certain circumstances, you will be required to have these signatures guaranteed. See "Signature Guarantee."
     .    your daytime telephone number.

In Person

     You may redeem shares in person at:

     ProFunds                  ProFunds Distributors, Inc.   ProFunds Distributors, Inc.
     c/o BISYS Fund Services   3435 Stelzer Road             7501 Wisconsin Avenue
     3435 Stelzer Road         Columbus, Ohio 43219          Suite 1000
     Columbus, Ohio 43219                                    Bethesda, Maryland 20814

     between 9:00 a.m. and 4:00 p.m., Eastern time, Monday through Friday on every day on which the ProFunds calculate their net asset values.

Wire Redemptions

     If you have established the wire redemption option on your account, your redemption proceeds will be wired directly into the bank account you have designated. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form.

Automated Clearing House (ACH) Redemptions

     If you have established the ACH redemption option on your account, your redemption proceeds will be sent to your bank via ACH. Funds sent through ACH should reach your bank in two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form. (This authorization will remain in effect until you give ProFunds written notice of its termination.)

Receiving Your Redemption Proceeds

By check: Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner's address of record. You may request a check to be sent to a third party or to a different address in writing. Such a request requires a signature guarantee. See "Signature Guarantee."

By wire or ACH: Your telephone, written, or in person redemption order may also request that proceeds be sent to your bank account by wire or via the ACH. If the proceeds are to be sent to a bank account other than the bank account you have previously established on your ProFunds account, you must make the request in writing with the signatures of all registered owners guaranteed. See "Signature Guarantees."

Please keep in mind when redeeming shares:

     . Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. Following a redemption, the remaining account balance needs to be above the applicable minimum investment.

     . ProFunds normally remit redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the purchase payment.

     . ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

     . To redeem shares in a retirement account, your request must be in writing on a retirement distribution form. Call the ProFunds to request a retirement distribution form or download the form from the ProFunds' website at www.profunds.com.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor's account, including a retirement account, if the account holder's aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Suspension of Redemptions: Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission ("SEC"); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds' investors.

OTHER SERVICES AND IMPORTANT INFORMATION

Draft Checks

You may elect to redeem shares of Money Market ProFund by draft check ($500 minimum) made payable to the order of any person or institution. You must submit a completed signature card to ProFunds to activate this service. Please call ProFunds at (888) 776-3637 to request a check writing form or download the form at www.profunds.com. Upon receipt of the completed form, you will be supplied with draft checks that are drawn on Money Market ProFund (please allow ten business days). There is a $25 fee for stop payment requests. This option is not available for retirement account shareholders.

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA shareholders over 701/2 years of age.

Signature Guarantee

Certain redemption requests must include a signature guarantee. The redemption request must be in writing and include a signature guarantee for each registered account owner if any of the following apply:

     .    Your account address has changed within the last 10 business days.
     . A check is being mailed to a different address than the one on your account.
     . A check or wire is being made payable to someone other than the account owner.
     . Redemption proceeds are being transferred to an account with a different registration.
     . A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account for at least 10 business days.
     .    Other unusual situations as determined by ProFunds' transfer agent.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange.

U.S. Government Plus ProFund and Money Market ProFund - Dividends

Money Market ProFund shares begin accruing dividends on the day ProFunds' transfer agent receives a Federal funds wire payment for a purchase in good order as described above. U.S. Government Plus ProFund shares begin accruing dividends on the business day following the day that ProFunds' transfer agent receives a Federal funds wire payment for a purchase in good order. U.S.

Government Plus ProFund and Money Market ProFund shares purchased by check begin accruing dividends the business day following the business day the check is received in good order. Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that ProFunds' transfer agent has processed a redemption of those shares.

About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that neither the ProFunds, ProFunds Distributors Inc., nor the ProFunds' agents will be responsible for losses, liabilities, costs or expenses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. If you do not want the ability to initiate transactions by telephone, call ProFunds for instructions.

About Internet Transactions

It may be difficult to transact over the Internet during times of heavy market activity or other times of heavy Internet usage, either at ProFunds or at your Internet service provider. Technological difficulties may also make the use of the Internet slow or unavailable at times. If you are unable to process a trade via the Internet, consider sending written instructions.

Excess Exchanges or Redemptions

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds' transfer agent nor ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchange purchases cancelled due to insufficient exchange redemption proceeds.

Financial Intermediaries

Financial intermediaries may accept purchase and redemption orders on ProFunds' behalf. Such purchase and redemptions orders will be deemed to have been received by ProFunds when an authorized financial intermediary accepts the orders and will be priced at the net asset value next computed after acceptance by the authorized financial intermediary. Your financial intermediary has the responsibility to transmit your orders promptly and may specify different transaction order cut-off times than those described in this Prospectus. In addition, they may impose additional restrictions or charge fees not described in this Prospectus.

F I N A N C I A L  H I G H L I G H T S

The following tables provide a picture of the performance of each share class of the ProFunds for each year of the five-year period (or since inception, if shorter) ended December 31, 2002.

No information is presented for Asia 30 ProFund, Airlines UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Industrial UltraSector ProFund, Leisure Goods & Services UltraSector ProFund and Oil Drilling Equipment & Services UltraSector ProFund, as these ProFunds were not open for investment as of December 31, 2002. Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds appear in the annual report of the ProFunds for the fiscal year ended December 31, 2002. The annual report is available free of charge by calling (888) 776-3637.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BULL PROFUND

                                                                       INVESTOR CLASS(a)
                                              ----------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                   2002             2001           2000             1999           1998
                                              -------------    -----------    ------------     -------------   -----------
Net Asset Value, Beginning of Period          $       53.44    $     63.09    $      73.20     $       62.48   $     49.45
                                              -------------    -----------    ------------     -------------   -----------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                        (0.04)(b)      (0.04)(b)        0.57(b)           0.34          1.63(b)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts              (13.43)         (9.61)(c)       (9.70)            10.41         11.49
                                              -------------    -----------    ------------     -------------   -----------
  Total income/(loss) from investment
    activities                                       (13.47)         (9.65)          (9.13)            10.75         13.12
                                              -------------    -----------    ------------     -------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   -              -               -             (0.02)        (0.04)
  Net realized gains on investments and
   futures contracts                                      -              -           (0.98)            (0.01)        (0.05)
                                              -------------    -----------    ------------     -------------   -----------
  Total distributions                                     -              -           (0.98)            (0.03)        (0.09)
                                              -------------    -----------    ------------     -------------   -----------
Net Asset Value, End of Period                $       39.97    $     53.44    $      63.09     $       73.20   $     62.48
                                              =============    ===========    ============     =============   ===========
Total Return                                         (25.21)%       (15.30)%        (12.48)%           17.18%        26.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                       $ 116,615,915    $ 9,847,714    $ 19,978,866     $ 116,208,049   $ 7,543,922
Ratio of expenses to average net assets                1.85%          1.89%           1.54%             1.40%         1.63%
Ratio of net investment income/(loss) to
 average net assets                                   (0.08)%        (0.08)%          0.81%             1.96%         2.84%
Ratio of expenses to average net assets*               1.85%          2.03%           1.54%             1.53%         2.40%
Portfolio turnover(d)                                 1,676%         3,058%          3,603%            1,288%            -

                                                                            SERVICE CLASS(a)
                                              ------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                   2002             2001             2000               1999          1998
                                              -------------    ------------     ------------      -------------   ----------
Net Asset Value, Beginning of Period          $       51.62    $     61.52      $    72.01        $       62.12   $    49.45
                                              -------------    ------------     ------------      -------------   ----------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                        (0.59)(b)      (0.58)(b)         (0.05)(b)           0.11         1.08(b)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts              (12.72)         (9.32)(c)         (9.46)              9.79        11.64
                                              -------------    ------------     ------------      -------------   ----------
  Total income/(loss) from investment
   activities                                        (13.31)         (9.90)            (9.51)              9.90        12.72
                                              -------------    ------------     ------------      -------------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   -               -                -                  -            -(e)
  Net realized gains on investments and
   futures contracts                                      -               -            (0.98)             (0.01)       (0.05)
                                              -------------    ------------     ------------      -------------   ----------
  Total distributions                                     -               -            (0.98)             (0.01)       (0.05)
                                              -------------    ------------     ------------      -------------   ----------
Net Asset Value, End of Period                $       38.31    $     51.62      $      61.52      $       72.01   $    62.12
                                              =============    ============     ============      =============   ==========
Total Return                                         (25.78)%        (16.09)%         (13.22)%            15.97%        25.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                       $   9,153,593    $ 42,861,145     $  5,562,172      $  30,879,600   $  589,547
Ratio of expenses to average net assets                2.94%           2.95%            2.38%              2.35%        2.67%
Ratio of net investment income/(loss) to
 average net assets                                   (1.36)%         (1.06)%          (0.07)%             0.70%        1.89%
Ratio of expenses to average net assets*               2.94%           3.08%            2.38%              2.48%        3.30%
Portfolio turnover(d)                                 1,676%          3,058%           3,603%             1,288%           -

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e)  Amount is less than $0.005.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP PROFUND

                                                                                 INVESTOR CLASS
                                                                -----------------------------------------------
                                                                                              FOR THE PERIOD
                                                                     FOR THE               SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED                    THROUGH
                                                                DECEMBER 31, 2002           DECEMBER 31, 2001
                                                                -----------------          --------------------
Net Asset Value, Beginning of Period                            $           30.50          $              30.00
                                                                -----------------          --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.20)(b)                     (0.05)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                   (5.60)                         0.68
                                                                -----------------          --------------------
  Total income/(loss) from investment activities                            (5.80)                         0.63
                                                                -----------------          --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                       -                         (0.13)
                                                                -----------------          --------------------
Net Asset Value, End of Period                                  $           24.70          $              30.50
                                                                =================          ====================
Total Return                                                               (19.02)%                        2.12%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      16,284,461          $          2,903,615
Ratio of expenses to average net assets                                      1.95%                         1.95%(d)
Ratio of net investment income/(loss) to average net assets                 (0.72)%                       (0.53)%(d)
Ratio of expenses to average net assets*                                     2.08%                         7.49%(d)
Portfolio turnover(e)                                                       3,727%                        1,907%

                                                                                SERVICE CLASS
                                                                -----------------------------------------------
                                                                                              FOR THE PERIOD
                                                                     FOR THE               SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED                    THROUGH
                                                                DECEMBER 31, 2002           DECEMBER 31, 2001
                                                                -----------------          --------------------
Net Asset Value, Beginning of Period                            $           30.57          $              30.00
                                                                -----------------          --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.48)(b)                     (0.17)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                   (5.55)                         0.87
                                                                -----------------          --------------------
  Total income/(loss) from investment activities                            (6.03)                         0.70
                                                                -----------------          --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                       -                         (0.13)
                                                                -----------------          --------------------
Net Asset Value, End of Period                                  $           24.54          $              30.57
                                                                =================          ====================
Total Return                                                               (19.73)%                        2.35%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $         814,350          $          1,094,838
Ratio of expenses to average net assets                                      2.95%                         2.79%(d)
Ratio of net investment income/(loss) to average net assets                 (1.78)%                       (1.79)%(d)
Ratio of expenses to average net assets*                                     3.97%                         8.33%(d)
Portfolio turnover(e)                                                       3,727%                        1,907%

---------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP PROFUND

                                                                                 INVESTOR CLASS
                                                                -----------------------------------------------
                                                                                              FOR THE PERIOD
                                                                     FOR THE               SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED                     THROUGH
                                                                DECEMBER 31, 2002            DECEMBER 31, 2001
                                                                -----------------          --------------------
Net Asset Value, Beginning of Period                            $           30.98          $           30.00
                                                                -----------------          --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.17)(b)                  (0.02)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                     (7.00)                         1.01
                                                                -----------------          --------------------
  Total income/(loss) from investment activities                            (7.17)                         0.99
                                                                -----------------          --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments, futures contracts and
   swap contracts                                                               -                         (0.01)
                                                                -----------------          --------------------
Net Asset Value, End of Period                                  $           23.81          $              30.98
                                                                =================          ====================
Total Return                                                               (23.14)%                        3.32%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      40,591,077          $         28,222,173
Ratio of expenses to average net assets                                      1.95%                         1.95%(d)
Ratio of net investment income/(loss) to average net assets                 (0.65)%                       (0.19)(d)
Ratio of expenses to average net assets*                                     1.98%                         1.95%(d)
Portfolio turnover(e)                                                         865%                           95%

                                                                                 SERVICE CLASS
                                                                -----------------------------------------------
                                                                                              FOR THE PERIOD
                                                                     FOR THE               SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED                    THROUGH
                                                                DECEMBER 31, 2002          DECEMBER 31, 2001
                                                                -----------------          --------------------
Net Asset Value, Beginning of Period                            $           30.95          $              30.00
                                                                -----------------          --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.42)(b)                     (0.08)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                     (7.03)                         1.04
                                                                -----------------          --------------------
  Total income/(loss) from investment activities                            (7.45)                         0.96
                                                                -----------------          --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments, futures contracts and
   swap contracts                                                               -                         (0.01)
                                                                -----------------          --------------------
Net Asset Value, End of Period                                  $           23.50          $              30.95
                                                                =================          ====================
Total Return                                                               (24.07)%                        3.22%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      10,642,269          $         15,391,561
Ratio of expenses to average net assets                                      2.95%                         2.76%(d)
Ratio of net investment income/(loss) to average net assets                 (1.55)%                       (0.89)%(d)
Ratio of expenses to average net assets*                                     2.99%                         2.76%(d)
Portfolio turnover(e)                                                         865%                           95%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

OTC PROFUND

                                                                            INVESTOR CLASS(a)
                                                    -------------------------------------------------------------------------
                                                         FOR THE                FOR THE                  FOR THE PERIOD
                                                       YEAR ENDED              YEAR ENDED           AUGUST 7, 2000(b) THROUGH
                                                    DECEMBER 31, 2002       DECEMBER 31, 2001           DECEMBER 31, 2000
                                                    -----------------       -----------------       -------------------------
Net Asset Value, Beginning of Period                $           65.13       $           94.85       $                  150.00
                                                    -----------------       -----------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                  (0.67)(c)               (1.06)(c)                       (2.40)(c)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts                        (24.45)                 (28.66)(d)                      (52.75)
                                                    -----------------       -----------------       -------------------------
  Total income/(loss) from investment activities               (25.12)                 (29.72)                         (55.15)
                                                    -----------------       -----------------       -------------------------
Net Asset Value, End of Period                      $           40.01       $           65.13       $                   94.85
                                                    =================       =================       =========================
Total Return                                                   (38.57)%                (31.33)%                        (36.77)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $      83,979,907       $       5,523,747       $               2,780,938
Ratio of expenses to average net assets                          1.75%                   1.91%                           1.60%(f)
Ratio of net investment income/(loss) to average
 net assets                                                     (1.56)%                 (1.48)%                         (4.83)%(f)
Ratio of expenses to average net assets*                         1.75%                   2.40%                           1.60%(f)
Portfolio turnover(g)                                             620%                  5,388%                            632%

                                                                            SERVICE CLASS(a)
                                                    -------------------------------------------------------------------------
                                                         FOR THE                FOR THE                  FOR THE PERIOD
                                                       YEAR ENDED              YEAR ENDED           AUGUST 7, 2000(b) THROUGH
                                                    DECEMBER 31, 2002       DECEMBER 31, 2001           DECEMBER 31, 2000
                                                    -----------------       -----------------       -------------------------
Net Asset Value, Beginning of Period                $           64.33       $           94.80       $                  150.00
                                                    -----------------       -----------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                  (1.13)(c)               (2.08)(c)                       (0.45)(c)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts                           (24.09)                 (28.39)(d)                      (54.75)
                                                    -----------------       -----------------       -------------------------
  Total income/(loss) from investment activities               (25.22)                 (30.47)                         (55.20)
                                                    -----------------       -----------------       -------------------------
Net Asset Value, End of Period                      $           39.11       $           64.33       $                   94.80
                                                    =================       =================       =========================
Total Return                                                   (39.20)%                (32.14)%                        (36.80)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $      22,477,969       $         989,617       $               1,054,182
Ratio of expenses to average net assets                          2.94%                   2.95%                           2.80%(f)
Ratio of net investment income/(loss) to average
 net assets                                                     (2.73)%                 (2.25)%                         (1.06)%(f)
Ratio of expenses to average net assets*                         2.94%                   3.45%                           2.80%(f)
Portfolio turnover(g)                                             620%                  5,388%                            632%

---------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)  Not annualized
(f)  Annualized
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

LARGE-CAP VALUE PROFUND

                                                                 INVESTOR CLASS
                                                               ------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                               ------------------
Net Asset Value, Beginning of Period                           $            30.00
                                                               ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.07(b)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts                                         1.09(c)
                                                               ------------------
  Total income/(loss) from investment activities                             1.16
                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (0.04)
  Net realized gains on investments and futures contracts                   (0.30)
                                                               ------------------
  Total distributions                                                       (0.34)
                                                               ------------------
Net Asset Value, End of Period                                 $            30.82
                                                               ==================
Total Return                                                                 3.88%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $       51,254,737(e)
Ratio of expenses to average net assets                                      1.53%(e)
Ratio of net investment income/(loss) to average net assets                  0.83%(e)
Portfolio turnover(f)                                                         396%

                                                                  SERVICE CLASS
                                                               ------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                               ------------------
Net Asset Value, Beginning of Period                           $            30.00
                                                               ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.03)(b)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts                                         1.14(c)
                                                               ------------------
  Total income/(loss) from investment activities                             1.11
                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                         -
  Net realized gains on investments and futures contracts                   (0.30)
                                                               ------------------
  Total distributions                                                       (0.30)
                                                               ------------------
Net Asset Value, End of Period                                 $            30.81
                                                               ==================
Total Return                                                                 3.72%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $        2,780,302(e)
Ratio of expenses to average net assets                                      2.63%(e)
Ratio of net investment income/(loss) to average net assets                 (0.36)%(e)
Portfolio turnover(f)                                                         396%

(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

LARGE-CAP GROWTH PROFUND

                                                                 INVESTOR CLASS
                                                               ------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                               ------------------
Net Asset Value, Beginning of Period                           $            30.00
                                                               ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.01(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                     0.48(c)
                                                               ------------------
  Total income/(loss) from investment activities                             0.49
                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                   (0.01)
                                                               ------------------
Net Asset Value, End of Period                                 $            30.48
                                                               ==================
Total Return                                                                 1.62%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $       28,630,203
Ratio of expenses to average net assets                                      1.52%(e)
Ratio of net investment income/(loss) to average net assets                  0.18%(e)
Portfolio turnover(f)                                                         180%

                                                                 SERVICE CLASS
                                                               ------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                               ------------------
Net Asset Value, Beginning of Period                           $            30.00
                                                               ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.09)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                    0.56(c)
                                                               ------------------
  Total income/(loss) from investment activities                             0.47
                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                   (0.01)
                                                               ------------------
Net Asset Value, End of Period                                 $            30.46
                                                               ==================
Total Return                                                                 1.55%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $        1,799,628
Ratio of expenses to average net assets                                      2.62%(e)
Ratio of net investment income/(loss) to average net assets                 (1.12)%(e)
Portfolio turnover(f)                                                         180%

(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP VALUE PROFUND

                                                                              INVESTOR CLASS
                                                                ------------------------------------------
                                                                                         FOR THE PERIOD
                                                                     FOR THE          SEPTEMBER 4, 2001(a)
                                                                    YEAR ENDED               THROUGH
                                                                DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                -----------------     --------------------
Net Asset Value, Beginning of Period                            $           28.81     $              30.00
                                                                -----------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.12)(b)                (0.05)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                    (3.91)                   (0.23)(c)
                                                                -----------------     --------------------
  Total income/(loss) from investment activities                            (4.03)                   (0.28)
                                                                -----------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                             -                    (0.91)
                                                                -----------------     --------------------
Net Asset Value, End of Period                                  $           24.78     $              28.81
                                                                =================     ====================
Total Return                                                               (13.99)%                  (0.88)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       3,925,475     $          3,575,806
Ratio of expenses to average net assets                                      1.95%                    1.95%(e)
Ratio of net investment income/(loss) to average net assets                 (0.42)%                  (0.51)%(e)
Ratio of expenses to average net assets*                                     2.08%                    2.61%(e)
Portfolio turnover(f)                                                       1,899%                   1,400%

                                                                                SERVICE CLASS
                                                                ------------------------------------------
                                                                                       FOR THE PERIOD
                                                                     FOR THE          SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED               THROUGH
                                                                DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                -----------------     --------------------
Net Asset Value, Beginning of Period                            $           28.73     $              30.00
                                                                -----------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.42)(b)                (0.07)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                    (3.82)                   (0.29)(c)
                                                                -----------------     --------------------
  Total income/(loss) from investment activities                            (4.24)                   (0.36)
                                                                -----------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                             -                    (0.91)
                                                                -----------------     --------------------
Net Asset Value, End of Period                                  $           24.49     $              28.73
                                                                =================     ====================
Total Return                                                               (14.76)%                  (1.14)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       6,316,231     $          6,178,226
Ratio of expenses to average net assets                                      2.95%                    2.77%(e)
Ratio of net investment income/(loss) to average net assets                 (1.45)%                  (0.72)%(e)
Ratio of expenses to average net assets*                                     3.04%                    3.43%(e)
Portfolio turnover(f)                                                       1,899%                   1,400%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP GROWTH PROFUND

                                                                             INVESTOR CLASS
                                                                ------------------------------------------
                                                                                         FOR THE PERIOD
                                                                     FOR THE          SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED               THROUGH
                                                                DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                -----------------     --------------------
Net Asset Value, Beginning of Period                            $           30.88     $             30.00
                                                                -----------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.37)(b)                (0.15)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                   (6.64)                    1.22
                                                                -----------------     --------------------
  Total income/(loss) from investment activities                            (7.01)                    1.07
                                                                -----------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                             -                    (0.19)
                                                                -----------------     --------------------
Net Asset Value, End of Period                                  $           23.87     $              30.88
                                                                =================     ====================
Total Return                                                               (22.70)%                   3.56%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       1,324,172     $          6,086,419
Ratio of expenses to average net assets                                      1.95%                    1.95%(d)
Ratio of net investment income/(loss) to average net assets                 (1.38)%                  (1.54)%(d)
Ratio of expenses to average net assets*                                     2.88%                    1.95%(d)
Portfolio turnover(e)                                                       3,616%                   1,062%

                                                                               SERVICE CLASS
                                                                ------------------------------------------
                                                                                         FOR THE PERIOD
                                                                     FOR THE          SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED               THROUGH
                                                                DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                -----------------     --------------------
Net Asset Value, Beginning of Period                            $           30.82     $              30.00
                                                                -----------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.63)(b)                (0.25)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                   (6.60)                    1.26
                                                                -----------------     --------------------
  Total income/(loss) from investment activities                            (7.23)                    1.01
                                                                -----------------     --------------------
Distributions to Shareholders From:
  Net realized gains on investments                                             -                    (0.19)
                                                                -----------------     --------------------
Net Asset Value, End of Period                                  $           23.59     $              30.82
                                                                =================     ====================
Total Return                                                               (23.46)%                   3.36%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       2,164,377     $          3,459,998
Ratio of expenses to average net assets                                      2.94%                    2.94%(d)
Ratio of net investment income/(loss) to average net assets                 (2.43)%                  (2.48)%(d)
Ratio of expenses to average net assets*                                     3.56%                    2.94%(d)
Portfolio turnover(e)                                                       3,616%                   1,062%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP VALUE PROFUND

                                                                                         INVESTOR CLASS
                                                                    ---------------------------------------------------------
                                                                                                         FOR THE PERIOD
                                                                             FOR THE                   SEPTEMBER 4, 2001(a)
                                                                            YEAR ENDED                       THROUGH
                                                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                                                    -------------------------       -------------------------
Net Asset Value, Beginning of Period                                $                   30.17       $                   30.00
                                                                    -------------------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          (0.29)(b)                       (0.05)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                                (5.27)                           0.39
                                                                    -------------------------       -------------------------
   Total income/(loss) from investment activities                                       (5.56)                           0.34
                                                                    -------------------------       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                                         -                           (0.17)
                                                                    -------------------------       -------------------------
Net Asset Value, End of Period                                      $                   24.61       $                   30.17
                                                                    =========================       =========================
Total Return                                                                           (18.43)%                          1.15%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $               7,554,235       $              13,284,086
Ratio of expenses to average net assets                                                  1.95%                           1.95%(d)
Ratio of net investment income/(loss) to average net assets                             (0.96)%                         (0.52)%(d)
Ratio of expenses to average net assets*                                                 1.98%                           2.00%(d)
Portfolio turnover(e)                                                                   1,650%                            962%

                                                                                          SERVICE CLASS
                                                                    ---------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                            FOR THE                    SEPTEMBER 4, 2001(a)
                                                                           YEAR ENDED                        THROUGH
                                                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                                                    -------------------------       -------------------------
Net Asset Value, Beginning of Period                                $                   30.11       $                   30.00
                                                                    -------------------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          (0.62)(b)                       (0.14)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                                (5.20)                           0.42
                                                                    -------------------------       -------------------------
  Total income/(loss) from investment activities                                        (5.82)                           0.28
                                                                    -------------------------       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                                         -                           (0.17)
                                                                    -------------------------       -------------------------
Net Asset Value, End of Period                                      $                   24.29       $                   30.11
                                                                    =========================       =========================
Total Return                                                                           (19.33)%                          0.95%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $              10,979,083       $              36,457,646
Ratio of expenses to average net assets                                                  2.94%                           2.85%(d)
Ratio of net investment income/(loss) to average net assets                             (2.03)%                         (1.41)%(d)
Ratio of expenses to average net assets*                                                 2.97%                           2.90%(d)
Portfolio turnover(e)                                                                   1,650%                            962%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP GROWTH PROFUND

                                                                                        INVESTOR CLASS
                                                                    ---------------------------------------------------------
                                                                                                         FOR THE PERIOD
                                                                             FOR THE                   SEPTEMBER 4, 2001(a)
                                                                            YEAR ENDED                       THROUGH
                                                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                                                    -------------------------       -------------------------
Net Asset Value, Beginning of Period                                $                   30.80       $                   30.00
                                                                    -------------------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          (0.39)(b)                       (0.15)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                                (5.66)(c)                        1.30
                                                                    -------------------------       -------------------------
  Total income/(loss) from investment activities                                        (6.05)                           1.15
                                                                    -------------------------       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                               (2.28)                          (0.35)
                                                                    -------------------------       -------------------------
Net Asset Value, End of Period                                      $                   22.47       $                   30.80
                                                                    =========================       =========================
Total Return                                                                           (19.64)%                          3.87%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $               7,933,834       $               9,605,084
Ratio of expenses to average net assets                                                  1.95%                           1.92%(e)
Ratio of net investment income/(loss) to average net assets                             (1.50)%                         (1.57)%(e)
Ratio of expenses to average net assets*                                                 2.68%                           2.94%(e)
Portfolio turnover(f)                                                                   4,550%                          1,020%

                                                                                          SERVICE CLASS
                                                                    ---------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                            FOR THE                    SEPTEMBER 4, 2001(a)
                                                                           YEAR ENDED                        THROUGH
                                                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                                                    -------------------------       -------------------------
Net Asset Value, Beginning of Period                                $                   30.87       $                   30.00
                                                                    -------------------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          (0.66)(b)                       (0.26)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                                (5.66)(c)                        1.48
                                                                    -------------------------       -------------------------
  Total income/(loss) from investment activities                                        (6.32)                           1.22
                                                                    -------------------------       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                               (2.28)                          (0.35)
                                                                    -------------------------       -------------------------
Net Asset Value, End of Period                                      $                   22.27       $                   30.87
                                                                    =========================       =========================
Total Return                                                                           (20.47)%                          4.10%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $               1,464,718       $                 638,390
Ratio of expenses to average net assets                                                  2.95%                           2.95%(e)
Ratio of net investment income/(loss) to average net assets                             (2.45)%                         (2.65)%(e)
Ratio of expenses to average net assets*                                                 3.25%                           3.96%(e)
Portfolio turnover(f)                                                                   4,550%                          1,020%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

EUROPE 30 PROFUND

                                                                    INVESTOR CLASS
                                                     ------------------------------------------
                                                          FOR THE                  FOR THE
                                                         YEAR ENDED               YEAR ENDED
                                                     DECEMBER 31, 2002        DECEMBER 31, 2001
                                                     -----------------        -----------------
Net Asset Value, Beginning of Period                 $           12.62        $           22.65
                                                     -----------------        -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                    0.10 (b)                    -(b),(c)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts, swap
   contracts and foreign currency transactions                   (3.29)                  (10.03)
                                                     -----------------        -----------------
  Total income/(loss) from investment activities                 (3.19)                  (10.03)
                                                     -----------------        -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -                        -
  Net realized gains on investments,
   futures contracts, swap contracts and
   foreign currency transactions                                     -                        -
                                                     -----------------        -----------------
  Total distributions                                                -                        -
                                                     -----------------        -----------------
Net Asset Value, End of Period                       $            9.43        $           12.62
                                                     =================        =================
Total Return                                                    (25.28)%                 (44.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                              $       8,183,609        $       5,922,637
Ratio of expenses to average net assets                           1.95%                    2.75%
Ratio of net investment income/(loss)
 to average net assets                                            0.93%                    0.02%
Ratio of expenses to average net assets*                          2.34%                    4.17%
Portfolio turnover(f)                                            2,892%                  11,239%

                                                                  INVESTOR CLASS
                                                     -----------------------------------------
                                                                              FOR THE PERIOD
                                                          FOR THE            MARCH 15, 1999(a)
                                                         YEAR ENDED                THROUGH
                                                     DECEMBER 31, 2000       DECEMBER 31, 1999
                                                     -----------------       -----------------
Net Asset Value, Beginning of Period                 $           40.99       $           30.00
                                                     -----------------       -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.07)(b)                0.19
  Net realized and unrealized gains/(losses)
   on investments, futures contracts, swap
   contracts and foreign currency transactions                  (13.77)                  10.80
                                                     -----------------       -----------------
  Total income/(loss) from investment activities                (13.84)                  10.99
                                                     -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.02)                      -
  Net realized gains on investments,
   futures contracts, swap contracts and
   foreign currency transactions                                 (4.48)                      -
                                                     -----------------       -----------------
  Total distributions                                            (4.50)                      -
                                                     -----------------       -----------------
Net Asset Value, End of Period                       $           22.65       $           40.99
                                                     =================       =================
Total Return                                                    (33.55)%                 36.63%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                              $       2,262,458       $       5,560,299
Ratio of expenses to average net assets                           2.53%                   1.53%(e)
Ratio of net investment income/(loss)
 to average net assets                                           (0.20)%                  1.79%(e)
Ratio of expenses to average net assets*                          4.07%                   2.53%(e)
Portfolio turnover(f)                                            2,381%                    514%

                                                                                           SERVICE CLASS
                                                                           ------------------------------------------

                                                                                 FOR THE                 FOR THE
                                                                               YEAR ENDED               YEAR ENDED
                                                                           DECEMBER 31, 2002        DECEMBER 31, 2001
                                                                           -----------------        -----------------
Net Asset Value, Beginning of Period                                       $           12.25        $           22.28
                                                                           -----------------        -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          0.12(b)                  0.04(b)
  Net realized and unrealized gains/(losses) on investments, futures
   contracts, swap contracts and foreign currency transactions                         (2.52)                  (10.07)
                                                                           -----------------        -----------------
  Total income/(loss) from investment activities                                       (2.40)                  (10.03)
                                                                           -----------------        -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments, futures contracts, swap
     contracts and foreign currency transactions                                           -                        -
                                                                           -----------------        -----------------
Net Asset Value, End of Period                                             $            9.85        $           12.25
                                                                           =================        =================
Total Return                                                                          (19.59)%                 (45.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                    $       2,667,251        $         116,119
Ratio of expenses to average net assets                                                 1.58%(g)                 3.36%
Ratio of net investment income/(loss) to average net assets                             1.15%                    0.22%
Ratio of expenses to average net assets*                                                2.14%(g)                 4.78%
Portfolio turnover(f)                                                                  2,892%                  11,239%

                                                                                             SERVICE CLASS
                                                                                -----------------------------------------
                                                                                                          FOR THE PERIOD
                                                                                     FOR THE            MARCH 15, 1999(a)
                                                                                    YEAR ENDED               THROUGH
                                                                                DECEMBER 31, 2000       DECEMBER 31, 1999
                                                                                -----------------       -----------------
Net Asset Value, Beginning of Period                                            $           40.72       $           30.00
                                                                                -----------------       -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                              (0.24)(b)                0.03
  Net realized and unrealized gains/(losses) on investments, futures
   contracts, swap contracts and foreign currency transactions                             (13.72)                  10.69
                                                                                -----------------       -----------------
  Total income/(loss) from investment activities                                           (13.96)                  10.72
                                                                                -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments, futures contracts, swap
     contracts and foreign currency transactions                                            (4.48)                      -
                                                                                -----------------       -----------------
Net Asset Value, End of Period                                                  $           22.28       $           40.72
                                                                                =================       =================
Total Return                                                                               (34.07)%                 35.73%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                         $         402,890       $      18,960,052
Ratio of expenses to average net assets                                                      3.54%                   2.50%(e)
Ratio of net investment income/(loss) to average net assets                                 (0.66)%                  0.46%(e)
Ratio of expenses to average net assets*                                                     5.08%                   3.58%(e)
Portfolio turnover(f)                                                                       2,381%                    514%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $0.005.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(g) The ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRABULL PROFUND

                                                                                      INVESTOR CLASS(a)
                                                                 -----------------------------------------------------------
For the year ended December 31,                                        2002                  2001                  2000
                                                                 ---------------       ---------------       ---------------
Net Asset Value, Beginning of Period                             $         57.22       $         84.30       $        118.35
                                                                 ---------------       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.19)(b)             (0.28)(b)              0.50(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                   (26.39)               (26.80)               (34.00)
                                                                 ---------------       ---------------       ---------------
  Total income/(loss) from investment activities                           (26.58)               (27.08)               (33.50)
                                                                 ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        -                     -                 (0.55)
  Net realized gains on investments and futures contracts                      -                     -                     -
                                                                 ---------------       ---------------       ---------------
  Total distributions                                                          -                     -                 (0.55)
                                                                 ---------------       ---------------       ---------------
Net Asset Value, End of Period                                   $         30.64       $         57.22       $         84.30
                                                                 ===============       ===============       ===============
Total Return                                                              (46.45)%              (32.12)%              (28.33)%
RATIOS/SUPPLEMENTA1 DATA:
Net assets, end of year                                          $    65,466,848       $    60,955,654       $    80,339,625
Ratio of expenses to average net assets                                     1.95%                 1.93%                 1.44%
Ratio of net investment income/(loss) to average net assets                (0.47)%               (0.43)%                0.49%
Ratio of expenses to average net assets*                                    1.95%                 1.93%                 1.44%
Portfolio turnover(c)                                                      1,770%                1,377%                1,111%

                                                                         INVESTOR CLASS(a)
                                                                 -----------------------------------
For the year ended December 31,                                        1999                1998
                                                                 ---------------     ---------------
Net Asset Value, Beginning of Period                             $         91.80     $         64.30
                                                                 ---------------     ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              1.75                1.95(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                    25.40               25.65
                                                                 ---------------     ---------------
  Total income/(loss) from investment activities                           27.15               27.60
                                                                 ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (0.60)              (0.05)
  Net realized gains on investments and futures contracts                      -               (0.05)
                                                                 ---------------     ---------------
  Total distributions                                                      (0.60)              (0.10)
                                                                 ---------------     ---------------
Net Asset Value, End of Period                                   $        118.35     $         91.80
                                                                 ===============     ===============
Total Return                                                               29.56%              42.95%
RATIOS/SUPPLEMENTA1 DATA:
Net assets, end of year                                          $   155,987,050     $    90,854,397
Ratio of expenses to average net assets                                     1.34%               1.50%
Ratio of net investment income/(loss) to average net assets                 1.99%               2.43%
Ratio of expenses to average net assets*                                    1.36%               1.70%
Portfolio turnover(c)                                                        764%                  -

                                                                                         SERVICE CLASS(a)
                                                                    ----------------------------------------------------------------
For the year ended December 31,                                           2002                  2001                 2000
                                                                    ---------------       ---------------       ---------------
Net Asset Value, Beginning of Period                                $         55.17       $         82.15       $        116.35
                                                                    ---------------       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.58)(b)             (0.88)(b)             (0.55)(b)
  Net realized and unrealized gains/(losses) on investments,
    futures contracts and swap contracts                                     (25.19)               (26.10)               (33.30)
                                                                    ---------------       ---------------       ---------------
  Total income/(loss) from investment activities                             (25.77)               (26.98)               (33.85)
                                                                    ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                           -                     -                     -
  Net realized gains on investments and futures contracts                         -                     -                 (0.35)
                                                                    ---------------       ---------------       ---------------
  Total distributions                                                             -                     -                 (0.35)
                                                                    ---------------       ---------------       ---------------
Net Asset Value, End of Period                                      $         29.40       $         55.17       $         82.15
                                                                    ===============       ===============       ===============
Total Return                                                                 (46.71)%              (32.84)%              (29.12)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $     7,827,839       $     7,628,962       $    31,923,279
Ratio of expenses to average net assets                                        2.81%                 2.87%                 2.43%
Ratio of net investment income/(loss) to average net assets                   (1.40)%               (1.35)%               (0.54)%
Ratio of expenses to average net assets*                                       2.81%                 2.87%                 2.43%
Portfolio turnover(c)                                                         1,770%                1,377%                1,111%

                                                                                 SERVICE CLASS(a)
                                                                      -----------------------------------
For the year ended December 31,                                             1999               1998
                                                                      ---------------     ---------------
Net Asset Value, Beginning of Period                                  $         90.95     $         64.30
                                                                      ---------------     ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   0.40                1.20(b)
  Net realized and unrealized gains/(losses) on investments,
    futures contracts and swap contracts                                        25.45               25.50
                                                                      ---------------     ---------------
  Total income/(loss) from investment activities                                25.85               26.70
                                                                      ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                             -                   -(d)
  Net realized gains on investments and futures contracts                       (0.45)              (0.05)
                                                                      ---------------     ---------------
  Total distributions                                                            (0.45)              (0.05)
                                                                      ---------------     ---------------
Net Asset Value, End of Period                                        $        116.35     $         90.95
                                                                      ===============     ===============
Total Return                                                                    28.42%              41.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                               $    70,219,680     $    10,991,484
Ratio of expenses to average net assets                                          2.34%               2.39%
Ratio of net investment income/(loss) to average net assets                      0.79%               1.53%
Ratio of expenses to average net assets*                                         2.36%               2.84%
Portfolio turnover(c)                                                             764%                  -

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d)  Amount is less than $0.005.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAMID-CAP PROFUND

                                                                                    INVESTOR CLASS
                                                    --------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                           FOR THE                    FOR THE             FEBRUARY 7, 2000(a)
                                                          YEAR ENDED                YEAR ENDED                   THROUGH
                                                      DECEMBER 31, 2002          DECEMBER 31, 2001          DECEMBER 31, 2000
                                                    --------------------       --------------------       --------------------
Net Asset Value, Beginning of Period                $              27.42       $              33.00       $              30.00
                                                    --------------------       --------------------       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     (0.18)(b)                  (0.15)(b)                   0.14(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                 (10.29)                     (5.43)                      2.86
                                                    --------------------       --------------------       --------------------
  Total income/(loss) from investment activities                  (10.47)                     (5.58)                      3.00
                                                    --------------------       --------------------       --------------------
Net Asset Value, End of Period                      $              16.95       $              27.42       $              33.00
                                                    ====================       ====================       ====================
Total Return                                                      (38.18)%                   (16.91)%                    10.00%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $         15,358,166       $         33,811,787       $         34,622,303
Ratio of expenses to average net assets                             1.95%                      1.95%                      1.60%(d)
Ratio of net investment income/(loss) to
 average net assets                                                (0.78)%                    (0.52)%                     0.46%(d)
Ratio of expenses to average net assets*                            2.08%                      2.07%                      1.75%(d)
Portfolio turnover(e)                                              2,174%                     2,125%                     2,468%

                                                                                  SERVICE CLASS
                                                    --------------------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                           FOR THE                    FOR THE             FEBRUARY 7, 2000(a)
                                                          YEAR ENDED                YEAR ENDED                   THROUGH
                                                      DECEMBER 31, 2002          DECEMBER 31, 2001          DECEMBER 31, 2000
                                                    --------------------       --------------------       --------------------
Net Asset Value, Beginning of Period                $              26.85       $              32.66       $              30.00
                                                    --------------------       --------------------       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     (0.41)(b)                  (0.44)(b)                  (0.17)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                  (9.96)                     (5.37)                      2.83
                                                    --------------------       --------------------       --------------------
  Total income/(loss) from investment activities                  (10.37)                     (5.81)                      2.66
                                                    --------------------       --------------------       --------------------
Net Asset Value, End of Period                      $              16.48       $              26.85       $              32.66
                                                    ====================       ====================       ====================
Total Return                                                      (38.62)%                   (17.79)%                     8.87%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $          7,278,783       $          2,517,070       $          2,695,349
Ratio of expenses to average net assets                             2.95%                      2.95%                      2.60%(d)
Ratio of net investment income/(loss) to
 average net assets                                                (1.87)%                    (1.49)%                    (0.54)%(d)
Ratio of expenses to average net assets*                            3.06%                      3.07%                      2.74%(d)
Portfolio turnover(e)                                              2,174%                     2,125%                     2,468%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRASMALL-CAP PROFUND

                                                                                 INVESTOR CLASS
                                                    --------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                            FOR THE                 FOR THE                FEBRUARY 7, 2000(a)
                                                          YEAR ENDED               YEAR ENDED                    THROUGH
                                                      DECEMBER 31, 2002         DECEMBER 31, 2001           DECEMBER 31, 2000
                                                    --------------------       --------------------       --------------------
Net Asset Value, Beginning of Period                $              17.27       $              20.77       $              30.00
                                                    --------------------       --------------------       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     (0.07)(b)                  (0.01)(b)                   0.09(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                  (7.58)                     (3.49)                     (9.32)
                                                    --------------------       --------------------       --------------------
  Total income/(loss) from investment activities                   (7.65)                     (3.50)                     (9.23)
                                                    --------------------       --------------------       --------------------
Net Asset Value, End of Period                      $               9.62       $              17.27       $              20.77
                                                    ====================       ====================       ====================
Total Return                                                      (44.30)%                   (16.85)%                   (30.77)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $         26,286,232       $         73,104,747       $         20,846,718
Ratio of expenses to average net assets                             1.95%                      1.95%                      1.54%(d)
Ratio of net investment income/(loss)
 to average net assets                                             (0.54)%                    (0.05)%                     0.39%(d)
Ratio of expenses to average net assets*                            1.95%                      2.15%                      1.89%(d)
Portfolio turnover(e)                                              2,196%                     3,221%                     3,345%

                                                                                   SERVICE CLASS
                                                    --------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                          FOR THE                    FOR THE               FEBRUARY 7, 2000(a)
                                                         YEAR ENDED                YEAR ENDED                    THROUGH
                                                      DECEMBER 31, 2002         DECEMBER 31, 2001           DECEMBER 31, 2000
                                                    --------------------       --------------------       --------------------
Net Asset Value, Beginning of Period                $              16.96       $              20.59       $              30.00
                                                    --------------------       --------------------       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     (0.21)(b)                  (0.17)(b)                  (0.20)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                  (7.38)                     (3.46)                     (9.21)
                                                    --------------------       --------------------       --------------------
  Total income/(loss) from investment activities                   (7.59)                     (3.63)                     (9.41)
                                                    --------------------       --------------------       --------------------
Net Asset Value, End of Period                      $               9.37       $              16.96       $              20.59
                                                    ====================       ====================       ====================
Total Return                                                      (44.75)%                   (17.63)%                   (31.37)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $          2,525,655       $          7,497,012       $          3,588,731
Ratio of expenses to average net assets                             2.87%                      2.92%                      2.60%(d)
Ratio of net investment income/(loss) to
 average net assets                                                (1.49)%                    (0.97)%                    (0.86)%(d)
Ratio of expenses to average net assets*                            2.87%                      3.12%                      2.96%(d)
Portfolio turnover(e)                                              2,196%                     3,221%                     3,345%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRADOW 30 PROFUND

                                                          INVESTOR CLASS
                                                       --------------------
                                                         FOR THE PERIOD
                                                         JUNE 3, 2002(a)
                                                             THROUGH
                                                        DECEMBER 31, 2002
                                                       --------------------
Net Asset Value, Beginning of Period                   $              30.00
                                                       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                         0.05(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                     (9.28)
                                                       --------------------
  Total income/(loss) from investment activities                      (9.23)
                                                       --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (0.04)
                                                       --------------------
Net Asset Value, End of Period                         $              20.73
                                                       ====================
Total Return                                                         (30.76)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $          3,963,492
Ratio of expenses to average net assets                                1.95%(e)
Ratio of net investment income/(loss) to
 average net assets                                                    0.37%(e)
Ratio of expenses to average net assets*                               2.47%(e)
Portfolio turnover(f)                                                   844%

                                                           SERVICE CLASS
                                                       --------------------
                                                          FOR THE PERIOD
                                                         JUNE 3, 2002(a)
                                                             THROUGH
                                                        DECEMBER 31, 2002
                                                       --------------------
Net Asset Value, Beginning of Period                   $              30.00
                                                       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                        (0.06)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                     (9.26)
                                                       --------------------
  Total income/(loss) from investment activities                      (9.32)
                                                       --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   -(c)
                                                       --------------------
Net Asset Value, End of Period                         $              20.68
                                                       ====================
Total Return                                                         (31.06)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $         11,696,302
Ratio of expenses to average net assets                                2.95%(e)
Ratio of net investment income/(loss) to
 average net assets                                                   (0.44)%(e)
Ratio of expenses to average net assets*                               3.42%(e)
Portfolio turnover(f)                                                   844%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $.005.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAOTC PROFUND

                                                                            INVESTOR CLASS(a)
                                                       -----------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                              2002                  2001                  2000
                                                       ---------------       ---------------       ---------------
Net Asset Value, Beginning of Period                   $         35.29       $        114.10       $        494.40
                                                       ---------------       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.25)(b)             (0.50)(b)             (0.85)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                               (24.25)               (78.31)               361.75)
                                                       ---------------       ---------------       ---------------
  Total income/(loss) from investment activities                (24.50)               (78.81)              (362.60)
                                                       ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -                     -                     -
  Net realized gains on investments, futures
   contracts and swap contracts                                      -                     -                (17.70)
                                                       ---------------       ---------------       ---------------
  Total distributions                                                -                     -                (17.70)
                                                       ---------------       ---------------       ---------------
Net Asset Value, End of Period                         $         10.79       $         35.29       $        114.10
                                                       ===============       ===============       ===============
Total Return                                                    (69.42)%              (69.07)%              (73.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $   187,841,393       $   353,564,809       $   421,434,035
Ratio of expenses to average net assets                           1.78%                 1.80%                 1.33%
Ratio of net investment income/(loss) to
 average net assets                                              (1.49)%               (1.06)%               (0.22)%
Ratio of expenses to average net assets*                          1.78%                 1.80%                 1.33%
Portfolio turnover(d)                                              522%                  622%                  801%

                                                                INVESTOR CLASS(a)
                                                       -------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                              1999                 1998
                                                       ---------------       ---------------
Net Asset Value, Beginning of Period                   $        149.10       $         52.25
                                                       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.80)                 1.00(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                               348.40                 95.85
                                                       ---------------       ---------------
  Total income/(loss) from investment activities                347.60                 96.85
                                                       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -(c )                 -(c)
  Net realized gains on investments, futures
   contracts and swap contracts                                  (2.30)                    -
                                                       ---------------       ---------------
  Total distributions                                            (2.30)                    -
                                                       ---------------       ---------------
Net Asset Value, End of Period                         $        494.40       $        149.10
                                                       ===============       ===============
Total Return                                                    233.25%               185.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $ 1,216,220,142       $   239,017,203
Ratio of expenses to average net assets                           1.31%                 1.47%
Ratio of net investment income/(loss) to
 average net assets                                              (0.50)%                1.05%
Ratio of expenses to average net assets*                          1.33%                 1.67%
Portfolio turnover(d)                                              670%                  156%

                                                                               SERVICE CLASS(a)
                                                       -----------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                              2002                 2001                 2000
                                                       ---------------       ---------------       ---------------
Net Asset Value, Beginning of Period                   $         33.88       $         110.90      $        487.00
                                                       ---------------       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.39)(b)              (0.94)(b)            (4.65)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                               (23.21)                (76.08)             (353.75)
                                                       ---------------       ---------------       ---------------
  Total income/(loss) from investment activities                (23.60)                (77.02)             (358.40)
                                                       ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -                      -                     -
  Net realized gains on investments, futures
   contracts and swap contracts                                      -                      -               (17.70)
                                                       ---------------       ---------------       ---------------
  Total distributions                                                -                      -               (17.70)
                                                       ---------------       ---------------       ---------------
Net Asset Value, End of Period                         $         10.28       $          33.88      $        110.90
                                                       ===============       ===============       ===============
Total Return                                                    (69.66)%               (69.45)%             (73.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $    13,844,311       $     32,711,693      $    48,454,490
Ratio of expenses to average net assets                           2.53%                  2.80%                2.33%
Ratio of net investment income/(loss) to
 average net assets                                              (2.25)%                (2.03)%              (1.22)%
Ratio of expenses to average net assets*                          2.53%                  2.80%                2.33%
Portfolio turnover(d)                                              522%                   622%                 801%

                                                                             SERVICE CLASS(a)
                                                                  -------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                          1999                 1998
                                                                  ----------------     ----------------
Net Asset Value, Beginning of Period                              $         148.40     $          52.25
                                                                  ----------------     ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               (3.20)                0.50(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                           344.10                95.65
                                                                  ----------------     ----------------
  Total income/(loss) from investment activities                            340.90                96.15
                                                                  ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                          -                    -(c)
  Net realized gains on investments, futures
   contracts and swap contracts                                              (2.30)                   -
                                                                  ----------------     ----------------
  Total distributions                                                        (2.30)                   -
                                                                  ----------------     ----------------
Net Asset Value, End of Period                                    $         487.00     $         148.40
                                                                  ================     ================
Total Return                                                                229.73%              183.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $    134,837,724     $     32,391,937
Ratio of expenses to average net assets                                       2.30%                2.38%
Ratio of net investment income/(loss) to
 average net assets                                                          (1.49)%               0.07%
Ratio of expenses to average net assets*                                      2.32%                2.61%
Portfolio turnover(d)                                                          670%                 156%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $0.005.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAJAPAN PROFUND

                                                                                  INVESTOR CLASS(a)
                                                       ---------------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                            FOR THE                   FOR THE            FEBRUARY 7, 2000(b)
                                                           YEAR ENDED                YEAR ENDED               THROUGH
                                                        DECEMBER 31, 2002         DECEMBER 31, 2001       DECEMBER 31, 2000
                                                       -------------------       -------------------     -------------------
Net Asset Value, Beginning of Period                   $             34.77       $             65.75     $            150.00
                                                       -------------------       -------------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                       (0.49)(c)                  0.19(c)                 2.90(c)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts                             (13.35)                   (31.16)                 (82.95)
                                                       -------------------       -------------------     -------------------
  Total income/(loss) from investment activities                    (13.84)                   (30.97)                 (80.05)
                                                       -------------------       -------------------     -------------------
Distributions to Shareholders From:
   Net investment income                                                 -                     (0.01)                  (4.20)
                                                       -------------------       -------------------     -------------------
Net Asset Value, End of Period                         $             20.93       $             34.77     $             65.75
                                                       ===================       ===================     ===================
Total Return                                                        (39.80)%                  (47.10)%                (53.44)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $         2,799,165       $         2,697,296     $         1,050,477
Ratio of expenses to average net assets                               1.93%                     1.95%                   1.59%(e)
Ratio of net investment income/(loss)
 to average net assets                                               (1.48)%                    0.39%                   2.99%(e)
Ratio of expenses to average net assets*                              2.37%                     2.46%                   2.31%(e)
Portfolio turnover(f)                                                    -                     1,299%                  1,300%

                                                                                  SERVICE CLASS(a)
                                                       -----------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                            FOR THE                   FOR THE              FEBRUARY 7, 2000(b)
                                                           YEAR ENDED                YEAR ENDED                  THROUGH
                                                        DECEMBER 31, 2002         DECEMBER 31, 2001         DECEMBER 31, 2000
                                                       -------------------       -------------------       -------------------
Net Asset Value, Beginning of Period                   $             34.70       $             66.35       $            150.00
                                                       -------------------       -------------------       -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                       (0.89)(c)                 (0.28)(c)                  1.95(c)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts                             (13.12)                   (31.37)                   (82.65)
                                                       -------------------       -------------------       -------------------
  Total income/(loss) from investment activities                    (14.01)                   (31.65)                   (80.75)
                                                       -------------------       -------------------       -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                -                         -                     (2.95)
                                                       -------------------       -------------------       -------------------
Net Asset Value, End of Period                         $             20.69       $             34.70       $             66.35
                                                       ===================       ===================       ===================
Total Return                                                        (40.37)%                  (47.70)%                  (53.86)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $           143,273       $           139,639       $           842,520
Ratio of expenses to average net assets                               2.95%                     2.78%                     2.60%(e)
Ratio of net investment income/(loss) to
 average net assets                                                  (2.45)%                   (0.60)%                    2.09%(e)
Ratio of expenses to average net assets*                              3.22%                     3.29%                     3.33%(e)
Portfolio turnover(f)                                                    -                     1,299%                    1,300%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BEAR PROFUND

                                                                                  INVESTOR CLASS(a)
                                                          --------------------------------------------------------------
For the year ended December 31,                                 2002                     2001                2000
                                                          -----------------       -----------------    -----------------
Net Asset Value, Beginning of Period                      $           37.43       $           32.75    $           30.18
                                                          -----------------       -----------------    -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                        (0.24)(b)                0.52(b)              1.09(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts
   and swap contracts                                                  8.07                    4.16                 3.84
                                                          -----------------       -----------------    -----------------
  Total income/(loss) from investment activities                       7.83                    4.68                 4.93
                                                          -----------------       -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   -                       -                (2.36)
  Net realized gains on investments and futures
   contracts                                                              -                       -                    -
                                                          -----------------       -----------------    -----------------
  Total distributions                                                     -                       -                (2.36)
                                                          -----------------       -----------------    -----------------
Net Asset Value, End of Period                            $           45.26       $           37.43    $           32.75
                                                          =================       =================    =================
Total Return                                                          20.92%                  14.29%               16.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                   $      72,472,951       $       8,498,343    $       8,888,800
Ratio of expenses to average net assets                                1.95%                   1.88%                1.84%
Ratio of net investment income/(loss) to
 average net assets                                                   (0.56)%                  1.41%                3.43%
Ratio of expenses to average net assets*                               1.95%                   1.96%                2.19%
Portfolio turnover(d)                                                     -                   1,299%               1,299%

                                                                     INVESTOR CLASS(a)
                                                          ---------------------------------------
For the year ended December 31,                                  1999                  1998
                                                          -----------------     -----------------
Net Asset Value, Beginning of Period                      $           39.88     $           50.00
                                                          -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                         1.10(b)               1.47(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts
   and swap contracts                                                 (5.97)               (11.22)
                                                          -----------------     -----------------
  Total income/(loss) from investment activities                      (4.87)                (9.75)
                                                          -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (4.83)                (0.37)
  Net realized gains on investments and futures
   contracts                                                              -                     -(c)
                                                          -----------------     -----------------
  Total distributions                                                 (4.83)                (0.37)
                                                          -----------------     -----------------
Net Asset Value, End of Period                            $           30.18     $           39.88
                                                          =================     =================
Total Return                                                         (12.32)%              (19.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                   $       2,330,573     $       4,166,787
Ratio of expenses to average net assets                                1.40%                 1.54%
Ratio of net investment income/(loss) to
 average net assets                                                    2.86%                 3.12%
Ratio of expenses to average net assets*                               1.68%                 3.26%
Portfolio turnover(d)                                                 1,215%                    -

                                                                                  SERVICE CLASS(a)
                                                          -----------------------------------------------------------------
For the year ended December 31,                                  2002                   2001                     2000
                                                          -----------------       -----------------       -----------------
Net Asset Value, Beginning of Period                      $           36.92       $           32.62       $           29.86
                                                          -----------------       -----------------       -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                        (0.59)(b)               (0.12)(b)                0.75(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                      7.82                    4.42                    3.87
                                                          -----------------       -----------------       -----------------
  Total income/(loss) from investment activities                       7.23                    4.30                    4.62
                                                          -----------------       -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   -                       -                   (1.86)
  Net realized gains on investments and
   futures contracts                                                      -                       -                       -
                                                          -----------------       -----------------       -----------------
  Total distributions                                                     -                       -                   (1.86)
                                                          -----------------       -----------------       -----------------
Net Asset Value, End of Period                            $           44.15       $           36.92       $           32.62
                                                          =================       =================       =================
Total Return                                                          19.58%                  13.18%                  15.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                   $       5,509,560       $       2,755,501       $         410,965
Ratio of expenses to average net assets                                2.91%                   2.95%                   2.83%
Ratio of net investment income/(loss) to
 average net assets                                                   (1.44)%                 (0.32)%                  2.43%
Ratio of expenses to average net assets*                               2.91%                   3.03%                   3.18%
Portfolio turnover(d)                                                     -                   1,299%                  1,299%

                                                                      SERVICE CLASS(a)
                                                          ---------------------------------------
For the year ended December 31,                                 1999                  1998
                                                          -----------------     -----------------
Net Asset Value, Beginning of Period                      $           39.76     $           50.00
                                                          -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                         0.63(b)               0.87(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                     (5.92)               (10.88)
                                                          -----------------     -----------------
  Total income/(loss) from investment activities                      (5.29)               (10.01)
                                                          -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (4.61)                (0.23)
  Net realized gains on investments and
   futures contracts                                                      -                     -(c)
                                                          -----------------     -----------------
  Total distributions                                                 (4.61)                (0.23)
                                                          -----------------     -----------------
Net Asset Value, End of Period                            $           29.86     $           39.76
                                                          =================     =================
Total Return                                                         (13.32)%              (20.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                   $       1,095,326     $         379,670
Ratio of expenses to average net assets                                2.23%                 2.49%
Ratio of net investment income/(loss) to
 average net assets                                                    1.69%                 1.90%
Ratio of expenses to average net assets*                               2.91%                 4.09%
Portfolio turnover(d)                                                 1,215%                    -

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $0.005.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SHORT SMALL-CAP PROFUND

                                                                   INVESTOR CLASS
                                                               ---------------------
                                                                   FOR THE PERIOD
                                                                   MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                               ---------------------
Net Asset Value, Beginning of Period                           $               30.00
                                                               ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                  0.01(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                         7.30
                                                               ---------------------
  Total income/(loss) from investment activities                                7.31
                                                               ---------------------
Net Asset Value, End of Period                                 $               37.31
                                                               =====================
Total Return                                                                   24.37%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $         110,732,982
Ratio of expenses to average net assets                                         1.49%(d)
Ratio of net investment income/(loss) to average net assets                     0.02%(d)
Portfolio turnover(e)                                                              -

                                                                   SERVICE CLASS
                                                               ---------------------
                                                                   FOR THE PERIOD
                                                                   MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                               ---------------------
Net Asset Value, Beginning of Period                           $               30.00
                                                               ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                 (0.23)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                         7.29
                                                               ---------------------
  Total income/(loss) from investment activities                                7.06
                                                               ---------------------
Net Asset Value, End of Period                                 $               37.06
                                                               =====================
Total Return                                                                   23.53%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $           3,627,856
Ratio of expenses to average net assets                                         2.51%(d)
Ratio of net investment income/(loss) to average net assets                    (0.92)%d)
Portfolio turnover(e)                                                              -

(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SHORT OTC PROFUND

                                                                   INVESTOR CLASS
                                                               ---------------------
                                                                  FOR THE PERIOD
                                                                  MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                               ---------------------
Net Asset Value, Beginning of Period                           $               30.00
                                                               ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                 (0.10)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                         3.88(c)
                                                               ---------------------
  Total income/(loss) from investment activities                                3.78
                                                               ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        (0.09)
                                                               ---------------------
Net Asset Value, End of Period                                 $               33.69
                                                               =====================
Total Return                                                                   12.60%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $           9,825,902
Ratio of expenses to average net assets                                         1.82%(e)
Ratio of net investment income/(loss) to average net assets                    (0.46)%(e)
Ratio of expenses to average net assets*                                        2.00%(e)
Portfolio turnover(f)                                                              -

                                                                   SERVICE CLASS
                                                               ---------------------
                                                                  FOR THE PERIOD
                                                                  MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                               ---------------------
Net Asset Value, Beginning of Period                           $               30.00
                                                               ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                 (0.29)b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                         3.81(c)
                                                               ---------------------
  Total income/(loss) from investment activities                                3.52
                                                               ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                            -
                                                               ---------------------
Net Asset Value, End of Period                                 $               33.52
                                                               =====================
Total Return                                                                   11.73%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $           3,305,122
Ratio of expenses to average net assets                                         2.79%(e)
Ratio of net investment income/(loss) to average net assets                    (1.23)%(e)
Ratio of expenses to average net assets*                                        2.97%(e)
Portfolio turnover(f)                                                              -

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRABEAR PROFUND

                                                                                       INVESTOR CLASS(a)
                                                                  --------------------------------------------------------
For the year ended December 31,                                        2002                 2001               2000
                                                                  ----------------     ---------------    ----------------
Net Asset Value, Beginning of Period                              $          30.15     $         24.84    $          21.31
                                                                  ----------------     ---------------    ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               (0.20)(b)            0.34(b)             0.75(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                      11.69                5.29                3.94
                                                                  ----------------     ---------------    ----------------
  Total income/(loss) from investment activities                             11.49                5.63                4.69
                                                                  ----------------     ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                          -(c)            (0.32)              (1.16)
                                                                  ----------------     ---------------    ----------------
Net Asset Value, End of Period                                    $          41.64     $         30.15    $          24.84
                                                                  ================     ===============    ================
Total Return                                                                 38.11%              22.65%              22.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $    119,520,241     $    61,018,629    $     30,196,323
Ratio of expenses to average net assets                                       1.80%               1.79%               1.56%
Ratio of net investment income/(loss) to average net assets                  (0.52)%              1.12%               3.38%
Ratio of expenses to average net assets*                                      1.80%               1.79%               1.56%
Portfolio turnover(d)                                                            -               1,299%              1,300%

                                                                                       SERVICE CLASS(a)
                                                                  --------------------------------------------------------
For the year ended December 31,                                        2002                 2001               2000
                                                                  ----------------     ---------------    ----------------
Net Asset Value, Beginning of Period                              $          30.84     $         25.46    $          21.51
                                                                  ----------------     ---------------    ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               (0.56)(b)            0.07(b)             0.54(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                      11.98                5.37                4.03
                                                                  ----------------     ---------------    ----------------
  Total income/(loss) from investment activities                             11.42                5.44                4.57
                                                                  ----------------     ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                          -               (0.06)              (0.62)
                                                                  ----------------     ---------------    ----------------
Net Asset Value, End of Period                                    $          42.26     $         30.84    $          25.46
                                                                  ================     ===============    ================
Total Return                                                                 37.03%              21.39%              21.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $      9,933,654     $     4,708,339    $      6,682,375
Ratio of expenses to average net assets                                       2.68%               2.80%               2.57%
Ratio of net investment income/(loss) to average net assets                  (1.40)%              0.25%               2.41%
Ratio of expenses to average net assets*                                      2.68%               2.80%               2.57%
Portfolio turnover(d)                                                            -               1,299%              1,300%

                                                                             INVESTOR CLASS(a)
                                                                  ------------------------------------
For the year ended December 31,                                        1999                1998
                                                                  ---------------     ----------------
Net Asset Value, Beginning of Period                              $         31.88              $ 51.80
                                                                  ---------------     ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.84                 1.16(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                    (10.55)              (21.04)
                                                                  ---------------     ----------------
  Total income/(loss) from investment activities                            (9.71)              (19.88)
                                                                  ---------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (0.86)               (0.04)
                                                                  ---------------     ----------------
Net Asset Value, End of Period                                    $         21.31     $          31.88
                                                                  ===============     ================
Total Return                                                               (30.54)%             (38.34)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $    32,534,046     $     27,939,876
Ratio of expenses to average net assets                                      1.41%                1.57%
Ratio of net investment income/(loss) to average net assets                  2.20%                2.73%
Ratio of expenses to average net assets*                                     1.43%                1.78%
Portfolio turnover(d)                                                       1,137%                    -

                                                                             SERVICE CLASS(a)
                                                                  ------------------------------------
For the year ended December 31,                                        1999                1998
                                                                  ---------------     ----------------
Net Asset Value, Beginning of Period                              $         31.83     $          51.75
                                                                  ---------------     ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.54                 0.75(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                    (10.45)              (20.67)
                                                                  ---------------     ----------------
  Total income/(loss) from investment activities                            (9.91)              (19.92)
                                                                  ---------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (0.41)                   -
                                                                  ---------------     ----------------
Net Asset Value, End of Period                                    $         21.51     $          31.83
                                                                  ===============     ================
Total Return                                                               (31.20)%             (38.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $     4,289,259     $      3,012,328
Ratio of expenses to average net assets                                      2.41%                2.45%
Ratio of net investment income/(loss) to average net assets                  1.21%                1.74%
Ratio of expenses to average net assets*                                     2.42%                2.74%
Portfolio turnover(d)                                                       1,137%                   -

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $0.005.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANICIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRASHORT OTC PROFUND

                                                                                        INVESTOR CLASS(a)
                                                                -----------------------------------------------------------------
                                                                      FOR THE                FOR THE                FOR THE
                                                                    YEAR ENDED             YEAR ENDED              YEAR ENDED
                                                                 DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                                -------------------    -------------------    -------------------
Net Asset Value, Beginning of Period                            $             39.15    $             45.64    $             45.98
                                                                -------------------    -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.11)(c)               0.94(c)                0.89(c)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                       19.07                  (4.47)                  0.86
                                                                -------------------    -------------------    -------------------
  Total income/(loss) from investment activities                              18.96                  (3.53)                  1.75
                                                                -------------------    -------------------    -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                       (1.86)                 (2.96)                 (2.09)
                                                                -------------------    -------------------    -------------------
Net Asset Value, End of Period                                  $             56.25    $             39.15    $             45.64
                                                                ===================    ===================    ===================
Total Return                                                                  48.56%                 (7.36)%                 4.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       110,437,347    $        92,457,123    $        49,063,476
Ratio of expenses to average net assets                                        1.84%                  1.78%                  1.48%
Ratio of net investment income/(loss) to average net assets                   (0.19)%                 1.95%                  2.73%
Ratio of expenses to average net assets*                                       1.84%                  1.78%                  1.48%
Portfolio turnover(g)                                                             -                  1,257%                 1,300%

                                                                                         SERVICE CLASS(a)
                                                                -----------------------------------------------------------------
                                                                      FOR THE                FOR THE                FOR THE
                                                                    YEAR ENDED             YEAR ENDED              YEAR ENDED
                                                                 DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                                -------------------    -------------------    -------------------
Net Asset Value, Beginning of Period                            $             41.04    $             47.50    $             46.37
                                                                -------------------    -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.66)(c)               0.33(c)                0.52(c)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                       20.09                  (4.37)                  1.03
                                                                -------------------    -------------------    -------------------
  Total income/(loss) from investment activities                              19.43                  (4.04)                  1.55
                                                                -------------------    -------------------    -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                       (0.98)                 (2.42)                 (0.42)
                                                                -------------------    -------------------    -------------------
Net Asset Value, End of Period                                  $             59.49    $             41.04    $             47.50
                                                                ===================    ===================    ===================
Total Return                                                                  47.41%                 (8.21)%                 3.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $         5,290,303    $         3,675,451    $         1,381,231
Ratio of expenses to average net assets                                        2.76%                  2.92%                  2.42%
Ratio of net investment income/(loss) to average net assets                   (1.10)%                 0.66%                  1.57%
Ratio of expenses to average net assets*                                       2.76%                  2.92%                  2.42%
Portfolio turnover(g)                                                             -                  1,257%                 1,300%

                                                                             INVESTOR CLASS(a)
                                                                --------------------------------------------
                                                                                           FOR THE PERIOD
                                                                       FOR THE             JUNE 2, 1998(b)
                                                                     YEAR ENDED                THROUGH
                                                                  DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                --------------------    --------------------
Net Asset Value, Beginning of Period                            $             243.60    $             750.00
                                                                --------------------    --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                  1.82                    3.90(c)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                      (197.61)                (510.30)
                                                                --------------------    --------------------
  Total income/(loss) from investment activities                             (195.79)                (506.40)
                                                                --------------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        (1.83)                      -(d)
                                                                --------------------    --------------------
Net Asset Value, End of Period                                  $              45.98    $             243.60
                                                                ====================    ====================
Total Return                                                                  (80.36)%                (67.48)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $         38,254,638    $         19,465,372
Ratio of expenses to average net assets                                         1.44%                   1.83%(f)
Ratio of net investment income/(loss) to average net assets                     2.18%                   1.55%(f)
Ratio of expenses to average net assets*                                        1.45%                   1.98%(f)
Portfolio turnover(g)                                                          1,185%                      -

                                                                              SERVICE CLASS(a)
                                                                ---------------------------------------------
                                                                                          FOR THE PERIOD
                                                                       FOR THE             JUNE 2, 1998(b)
                                                                     YEAR ENDED                THROUGH
                                                                  DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                --------------------    --------------------
Net Asset Value, Beginning of Period                            $             243.60    $             750.00
                                                                --------------------    --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                  1.11                    1.50(c)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                      (197.45)                (507.90)
                                                                --------------------    --------------------
  Total income/(loss) from investment activities                             (196.34)                (506.40)
                                                                --------------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        (0.89)                      -
                                                                --------------------    --------------------
Net Asset Value, End of Period                                  $              46.37    $             243.60
                                                                ====================    ====================
Total Return                                                                  (80.62)%                (67.50)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $          1,009,722    $            855,392
Ratio of expenses to average net assets                                         2.45%                   2.92%(f)
Ratio of net investment income/(loss) to average net assets                     1.21%                   0.54%(f)
Ratio of expenses to average net assets*                                        2.46%                   3.06%(f)
Portfolio turnover(g)                                                          1,185%                      -

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Amount is less than $0.005. (e) Not annualized (f) Annualized
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BANKS ULTRASECTOR PROFUND

                                                                                 INVESTOR CLASS
                                                                  --------------------------------------------
                                                                                            FOR THE PERIOD
                                                                         FOR THE          SEPTEMBER 4, 2001(a)
                                                                        YEAR ENDED             THROUGH
                                                                    DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                  --------------------    --------------------
Net Asset Value, Beginning of Period                              $              28.75    $              30.00
                                                                  --------------------    --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                    0.13(b)                 0.11(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                            (3.18)                  (1.29)(c)
                                                                  --------------------    --------------------
  Total income/(loss) from investment activities                                 (3.05)                  (1.18)
                                                                  --------------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                          (1.13)                  (0.07)
                                                                  --------------------    --------------------
Net Asset Value, End of Period                                    $              24.57    $              28.75
                                                                  ====================    ====================
Total Return                                                                    (10.56)%                 (3.92)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $            684,929    $          3,189,164
Ratio of expenses to average net assets                                           1.95%                   1.95%(e)
Ratio of net investment income/(loss) to average net assets                       0.44%                   1.19%(e)
Ratio of expenses to average net assets*                                          3.03%                   3.20%(e)
Portfolio turnover(f)                                                            2,674%                    350%

                                                                                  SERVICE CLASS
                                                                  --------------------------------------------
                                                                                              FOR THE PERIOD
                                                                         FOR THE           SEPTEMBER 4, 2001(a)
                                                                        YEAR ENDED                THROUGH
                                                                    DECEMBER 31, 2002        DECEMBER 31, 2001
                                                                  --------------------     --------------------
Net Asset Value, Beginning of Period                              $              28.76     $              30.00
                                                                  --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   (0.21)(b)                 0.18(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                            (3.03)                   (1.42)(c)
                                                                  --------------------     --------------------
  Total income/(loss) from investment activities                                 (3.24)                   (1.24)
                                                                  --------------------     --------------------
Net Asset Value, End of Period                                    $              25.52     $              28.76
                                                                  ====================     ====================
Total Return                                                                    (11.27)%                  (4.13)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $             38,928     $             23,752
Ratio of expenses to average net assets                                           2.93%                    2.80%(e)
Ratio of net investment income/(loss) to average net assets                      (0.73)%                   2.06%(e)
Ratio of expenses to average net assets*                                          5.94%                    4.05%(e)
Portfolio turnover(f)                                                            2,674%                     350%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the periods does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BASIC MATERIALS ULTRASECTOR PROFUND

                                                                                 INVESTOR CLASS
                                                                  ---------------------------------------------
                                                                                               FOR THE PERIOD
                                                                        FOR THE             SEPTEMBER 4, 2001(a)
                                                                       YEAR ENDED                  THROUGH
                                                                   DECEMBER 31, 2002          DECEMBER 31, 2001
                                                                  --------------------     --------------------
Net Asset Value, Beginning of Period                              $              28.58     $              30.00
                                                                  --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                    0.07 (b)                 0.13(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                            (6.12)                   (1.49)
                                                                  --------------------     --------------------
  Total income/(loss) from investment activities                                 (6.05)                   (1.36)
                                                                  --------------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                             -                     (0.06)
                                                                  --------------------     --------------------
Net Asset Value, End of Period                                    $              22.53     $              28.58
                                                                  ====================     ====================
Total Return                                                                    (21.17)%                  (4.54)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $            758,639     $          2,466,749
Ratio of expenses to average net assets                                           1.94%                    1.27%(d)
Ratio of net investment income/(loss) to average net assets                       0.25%                    1.38%(d)
Ratio of expenses to average net assets*                                          3.61%                    3.51%(d)
Portfolio turnover(e)                                                           10,105%                     913%

                                                                                 SERVICE CLASS
                                                                  ---------------------------------------------
                                                                                               FOR THE PERIOD
                                                                        FOR THE             SEPTEMBER 4, 2001(a)
                                                                       YEAR ENDED                  THROUGH
                                                                   DECEMBER 31, 2002          DECEMBER 31, 2001
                                                                  --------------------     --------------------
Net Asset Value, Beginning of Period                              $              28.95                  $ 30.00
                                                                  --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   (0.40)(b)                    - (b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                            (5.92)                   (1.05)
                                                                  --------------------     --------------------
  Total income/(loss) from investment activities                                 (6.32)                   (1.05)
                                                                  --------------------     --------------------
Net Asset Value, End of Period                                    $              22.63                  $ 28.95
                                                                  ====================     ====================
Total Return                                                                    (21.83)%                  (3.50)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $             14,900     $             19,290
Ratio of expenses to average net assets                                           2.95%                    2.95%(d)
Ratio of net investment income/(loss) to average net assets                      (1.45)%                      -(d)
Ratio of expenses to average net assets*                                          4.48%                    5.20%(d)
Portfolio turnover(e)                                                           10,105%                     913%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BIOTECHNOLOGY ULTRASECTOR PROFUND

                                                                                    INVESTOR CLASS(a)
                                                              -------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE               FOR THE           JUNE 19, 2000(b)
                                                                  YEAR ENDED            YEAR ENDED             THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           53.06     $           83.20     $          100.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.44)(c)             (0.62)(c)             (0.10)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (28.04)               (29.52)               (16.70)
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                         (28.48)               (30.14)               (16.80)
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           24.58     $           53.06     $           83.20
                                                              =================     =================     =================
Total Return                                                             (53.68)%              (36.23)%              (16.80)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       3,134,325     $      14,930,681     $       4,197,874
Ratio of expenses to average net assets                                    1.95%                 1.95%                 1.94%(e)
Ratio of net investment income/(loss) to average net assets               (1.48)%               (1.10)%               (0.20)%(e)
Ratio of expenses to average net assets*                                   2.65%                 2.59%                 2.34%(e)
Portfolio turnover(f)                                                     2,527%                1,266%                1,554%

                                                                                     SERVICE CLASS(a)
                                                              ------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE               FOR THE           JUNE 19, 2000(b)
                                                                  YEAR ENDED            YEAR ENDED             THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           52.39     $           82.70     $          100.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.74)(c)             (1.10)(c)             (0.70)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (27.64)               (29.21)               (16.60)
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                         (28.38)               (30.31)               (17.30)
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           24.01     $           52.39     $           82.70
                                                              =================     =================     =================
Total Return                                                             (54.17)%              (36.65)%              (17.30)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         405,223     $       1,238,171     $       1,031,129
Ratio of expenses to average net assets                                    2.92%                 2.95%                 2.64%(e)
Ratio of net investment income/(loss) to average net assets               (2.42)%               (1.99)%               (1.34)%(e)
Ratio of expenses to average net assets*                                   3.89%                 3.59%                 3.04%(e)
Portfolio turnover(f)                                                     2,527%                1,266%                1,554%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ENERGY ULTRASECTOR PROFUND

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                   FOR THE               FOR THE         JUNE 19, 2000(a)
                                                                  YEAR ENDED            YEAR ENDED           THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001    DECEMBER 31, 2000
                                                              -----------------     -----------------    -----------------
Net Asset Value, Beginning of Period                          $           15.90     $           20.82    $           20.00
                                                              -----------------     -----------------    -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.03)(b)              0.11(b)              0.24(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (4.07)                (5.03)                0.58
                                                              -----------------     -----------------    -----------------
  Total income/(loss) from investment activities                          (4.10)                (4.92)                0.82
                                                              -----------------     -----------------    -----------------
Net Asset Value, End of Period                                $           11.80     $           15.90    $           20.82
                                                              =================     =================    =================
Total Return                                                             (25.79)%              (23.63)%               4.10%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       3,330,122     $       5,242,964    $       7,639,976
Ratio of expenses to average net assets                                    1.95%                 1.95%                1.59%(d)
Ratio of net investment income/(loss) to average net assets               (0.21)%                0.59%                2.24%(d)
Ratio of expenses to average net assets*                                   2.66%                 2.75%                2.83%(d)
Portfolio turnover(e)                                                     2,399%                1,610%               2,784%

                                                                                     SERVICE CLASS
                                                              ------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE               FOR THE           JUNE 19, 2000(a)
                                                                  YEAR ENDED            YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           15.65     $           20.72     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                           ( 0.21)(b)             (0.09)(b)             (0.11)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (3.92)                (4.98)                 0.83
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (4.13)                (5.07)                 0.72
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           11.52     $           15.65     $           20.72
                                                              =================     =================     =================
Total Return                                                             (26.39)%              (24.47)%                3.60%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         262,577     $         335,000     $       1,058,554
Ratio of expenses to average net assets                                    2.93%                 2.95%                 2.91%(d)
Ratio of net investment income/(loss) to average net assets               (1.37)%               (0.47)%               (1.03)(d)
Ratio of expenses to average net assets*                                   3.26%                 3.75%                 4.14%(d)
Portfolio turnover(e)                                                     2,399%                1,610%                2,784%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

FINANCIAL ULTRASECTOR PROFUND

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                    FOR THE              FOR THE          JUNE 19, 2000 (a)
                                                                  YEAR ENDED           YEAR ENDED               THROUGH
                                                               DECEMBER 31, 2002    DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           21.10     $           25.39     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             0.03(b)               0.14(b)               0.15(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (5.28)                (4.43)                 5.24
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (5.25)                (4.29)                 5.39
                                                              -----------------     -----------------     -----------------
Distributions to Shareholders From:
  Net investment income                                                   (0.01)                    -                     -
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           15.84     $           21.10     $           25.39
                                                              =================     =================     =================
Total Return                                                             (24.88)%              (16.90)%               26.95%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       2,288,063     $       6,552,736     $      17,366,056
Ratio of expenses to average net assets                                    1.95%                 1.95%                 1.87%(d)
Ratio of net investment income/(loss) to average net assets                0.15%                 0.61%                1.23%(d)
Ratio of expenses to average net assets*                                   2.65%                 2.51%                2.25%(d)
Portfolio turnover(e)                                                     2,267%                1,060%               2,277%

                                                                                      SERVICE CLASS
                                                              -------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE               FOR THE          JUNE 19, 2000 (a)
                                                                 YEAR ENDED             YEAR ENDED             THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           20.82     $           25.32     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.21)(b)             (0.08)(b)              0.06(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (5.11)                (4.42)                 5.26
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (5.32)                (4.50)                 5.32
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           15.50     $           20.82     $           25.32
                                                              =================     =================     =================
Total Return                                                             (25.55)%              (17.77)%               26.60%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         205,379     $         424,910     $       3,898,475
Ratio of expenses to average net assets                                    2.89%                 2.95%                 2.95%(d)
Ratio of net investment income/(loss) to average net assets               (1.11)%               (0.37)%                0.45%(d)
Ratio of expenses to average net assets*                                   3.40%                 3.51%                 3.34%(d)
Portfolio turnover(e)                                                     2,267%                1,060%                2,277%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

HEALTHCARE ULTRASECTOR PROFUND

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                   FOR THE               FOR THE          JUNE 19, 2000(a)
                                                                  YEAR ENDED           YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           17.17     $           22.67     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.07)(b)             (0.07)(b)              0.04(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (6.01)                (5.43)                 2.63
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (6.08)                (5.50)                 2.67
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           11.09     $           17.17     $           22.67
                                                              =================     =================     =================
Total Return                                                             (35.41)%              (24.26)%               13.35%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       2,112,735     $      10,583,316     $       6,466,590
Ratio of expenses to average net assets                                    1.95%                 1.95%                 1.86%(d)
Ratio of net investment income/(loss) to average net assets               (0.59)%               (0.40)%                0.34%(d)
Ratio of expenses to average net assets*                                   3.23%                 2.58%                 2.25%(d)
Portfolio turnover(e)                                                     1,884%                1,143%                1,011%

                                                                                      SERVICE CLASS
                                                              ------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                   FOR THE               FOR THE           JUNE 19, 2000(a)
                                                                  YEAR ENDED           YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           16.93     $           22.56     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.20)(b)             (0.18)(b)             (0.11)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (5.92)                (5.45)                 2.67
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (6.12)                (5.63)                 2.56
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           10.81     $           16.93     $           22.56
                                                              =================     =================     =================
Total Return                                                             (36.15)%              (24.96)%               12.80%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         104,789     $         468,459     $       1,632,118
Ratio of expenses to average net assets                                    2.95%                 2.95%                 2.95%(d)
Ratio of net investment income/(loss) to average net assets               (1.52)%               (1.02)%               (0.94)%(d)
Ratio of expenses to average net assets*                                   4.83%                 3.58%                 3.34%(d)
Portfolio turnover(e)                                                     1,884%                1,143%                1,011%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

INTERNET ULTRASECTOR PROFUND

                                                                                       INVESTOR CLASS(a)
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                    FOR THE               FOR THE            JUNE 19, 2000(b)
                                                                  YEAR ENDED             YEAR ENDED              THROUGH
                                                               DECEMBER 31, 2002     DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     ------------------
Net Asset Value, Beginning of Period                          $            64.32     $          272.00     $          1,000.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.46)(c)             (0.85)(c)                2.00(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (37.02)              (206.83)                (730.00)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (37.48)              (207.68)                (728.00)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            26.84     $           64.32     $            272.00
                                                              ==================     =================     ===================
Total Return                                                              (58.27)%              (76.35)%                (72.80)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        5,357,079     $       6,549,625     $           718,432
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.59%(e)
Ratio of net investment income/(loss) to average net assets                (1.54)%               (1.13)%                  0.46%(e)
Ratio of expenses to average net assets*                                    2.24%                 3.59%                   3.99%(e)
Portfolio turnover(f)                                                      1,867%                1,742%                  2,401%

                                                                                       SERVICE CLASS(a)
                                                              ----------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                    FOR THE                FOR THE           JUNE 19, 2000(b)
                                                                  YEAR ENDED             YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            62.37     $          270.50     $          1,000.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.80)(c)             (1.53)(c)               (2.50)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (35.67)              (206.60)                (727.00)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (36.47)              (208.13)                (729.50)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            25.90     $           62.37     $            270.50
                                                              ==================     =================     ===================
Total Return                                                              (58.47)%              (76.94)%                (72.95)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          764,989     $       1,014,193     $           180,683
Ratio of expenses to average net assets                                     2.90%                 2.95%                   2.79%(e)
Ratio of net investment income/(loss) to average net assets                (2.47)%               (2.24)%                 (0.63)%(e)
Ratio of expenses to average net assets*                                    3.04%                 4.59%                   5.20%(e)
Portfolio turnover(f)                                                      1,867%                1,742%                  2,401%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PHARMACEUTICALS ULTRASECTOR PROFUND

                                                                                      INVESTOR CLASS
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                   FOR THE                FOR THE            JUNE 28, 2000(a)
                                                                  YEAR ENDED            YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            16.54     $           23.23     $             20.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.02)(b)             (0.07)(b)                0.13(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (5.75)                (6.62)                  3.10
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                           (5.77)                (6.69)                  3.23
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            10.77     $           16.54     $             23.23
                                                              ==================     =================     ===================
Total Return                                                              (34.89)%              (28.80)%                 16.15%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        2,341,892     $      15,289,526     $         3,469,659
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.93%(d)
Ratio of net investment income/(loss) to average net assets                (0.18)%               (0.38)%                  1.27%(d)
Ratio of expenses to average net assets*                                    3.11%                 2.33%                   2.55%(d)
Portfolio turnover(e)                                                      2,548%                1,469%                  1,486%

                                                                                      SERVICE CLASS
                                                              ----------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                   FOR THE                FOR THE           JUNE 28, 2000(a)
                                                                 YEAR ENDED              YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            16.29     $           23.13     $             20.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.05)(b)             (0.07)(b)               (0.19)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (5.70)                (6.77)                   3.32
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                           (5.75)                (6.84)                   3.13
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            10.54     $           16.29     $             23.13
                                                              ==================     =================     ===================
Total Return                                                              (35.30)%              (29.57)%                 15.65%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          220,879     $         439,870     $         5,700,354
Ratio of expenses to average net assets                                     2.91%                 2.95%                   2.94%(d)
Ratio of net investment income/(loss) to average net assets                (0.44)%               (0.40)%                 (1.72)%(d)
Ratio of expenses to average net assets*                                    3.38%                 3.33%                   3.56%(d)
Portfolio turnover(e)                                                      2,548%                1,469%                  1,486%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PRECIOUS METALS ULTRASECTOR PROFUND

                                                                INVESTOR CLASS
                                                              ------------------
                                                                FOR THE PERIOD
                                                                JUNE 3, 2002(a)
                                                                   THROUGH
                                                              DECEMBER 31, 2002
                                                              ------------------
Net Asset Value, Beginning of Period                          $            30.00
                                                              ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.06)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (7.17)
                                                              ------------------
  Total income/(loss) from investment activities                           (7.23)
                                                              ------------------
Net Asset Value, End of Period                                $            22.77
                                                              ==================
Total Return                                                              (24.10)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       22,685,739
Ratio of expenses to average net assets                                     1.93%(d)
Ratio of net investment income/(loss) to average net assets                (0.51)%(d)
Ratio of expenses to average net assets*                                    2.56%(d)
Portfolio turnover(e)                                                          -

                                                                 SERVICE CLASS
                                                              ------------------
                                                                FOR THE PERIOD
                                                                JUNE 3, 2002(a)
                                                                   THROUGH
                                                               DECEMBER 31, 2002
                                                              ------------------
Net Asset Value, Beginning of Period                          $            30.00
                                                              ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.18)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (7.15)
                                                              ------------------
  Total income/(loss) from investment activities                           (7.33)
                                                              ------------------
Net Asset Value, End of Period                                $            22.67
                                                              ==================
Total Return                                                              (24.43)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        1,790,329
Ratio of expenses to average net assets                                     2.94%(d)
Ratio of net investment income/(loss) to average net assets                (1.44)%(d)
Ratio of expenses to average net assets*                                    3.25%(d)
Portfolio turnover(e)                                                          -

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

REAL ESTATE ULTRASECTOR PROFUND

                                                                                        INVESTOR CLASS
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                   FOR THE                 FOR THE           JUNE 19, 2000(a)
                                                                 YEAR ENDED              YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            21.92     $           21.81     $             20.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              0.90(b)               1.04(b)                 0.62(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (2.22)                 0.92(c)                 2.10
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                           (1.32)                 1.96                    2.72
                                                              ------------------     -----------------     -------------------
Distributions to Shareholders From:
  Net investment income                                                    (1.87)                (1.44)                  (0.75)
  Return of capital                                                        (0.31)                (0.41)                  (0.16)
                                                              ------------------     -----------------     -------------------
  Total distributions                                                      (2.18)                (1.85)                  (0.91)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            18.42     $           21.92     $             21.81
                                                              ==================     =================     ===================
Total Return                                                               (6.82)%                9.11%                  13.49%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        6,603,279     $       6,344,518     $         9,704,297
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.58%(e)
Ratio of net investment income/(loss) to average net assets                 4.01%                 4.52%                   5.31%(e)
Ratio of expenses to average net assets*                                    2.31%                 1.99%                   2.10%(e)
Portfolio turnover(f)                                                      4,862%                2,461%                  1,617%

                                                                                      SERVICE CLASS
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                    FOR THE               FOR THE            JUNE 19, 2000(a)
                                                                  YEAR ENDED             YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            21.75     $           21.73     $             20.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.03)(b)              0.42(b)                 0.89(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (1.44)                 1.25(c)                 1.67
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                           (1.47)                 1.67                    2.56
                                                              ------------------     -----------------     -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (0.88)                (1.28)                 (0.68)
  Return of capital                                                        (0.31)                (0.37)                 (0.15)
                                                              ------------------     -----------------     -------------------
  Total distributions                                                      (1.19)                (1.65)                 (0.83)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            19.09     $           21.75     $             21.73
                                                              ==================     =================     ===================
Total Return                                                               (7.42)%                7.79%                  12.73%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $           71,637     $         788,036     $         5,993,851
Ratio of expenses to average net assets                                     2.93%                 2.95%                   2.58%(e)
Ratio of net investment income/(loss) to average net assets                (0.11)%                1.81%                   7.96%(e)
Ratio of expenses to average net assets*                                    3.04%                 2.99%                   3.10%(e)
Portfolio turnover(f)                                                      4,862%                2,461%                  1,617%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SEMICONDUCTOR ULTRASECTOR PROFUND

                                                                                         INVESTOR CLASS(a)
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                    FOR THE               FOR THE            JUNE 19, 2000(b)
                                                                  YEAR ENDED             YEAR ENDED               THROUGH
                                                               DECEMBER 31, 2002     DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            38.89     $           58.40     $            200.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.27)(c)             (0.36)(c)                0.20(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (26.98)               (19.15)                (141.80)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (27.25)               (19.51)                (141.60)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            11.64     $           38.89     $             58.40
                                                              ==================     =================     ===================
Total Return                                                              (70.07)%              (33.41)%                (70.80)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        3,643,124     $       6,430,611     $         1,947,253
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.87%(e)
Ratio of net investment income/(loss) to average net assets                (1.26)%               (0.82)%                  0.31%(e)
Ratio of expenses to average net assets*                                    2.38%                 2.89%                   3.10%(e)
Portfolio turnover(f)                                                      1,926%                1,439%                  1,456%

                                                                                     SERVICE CLASS(a)
                                                              ----------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                    FOR THE               FOR THE           JUNE 19, 2000(b)
                                                                  YEAR ENDED            YEAR ENDED               THROUGH
                                                               DECEMBER 31, 2002     DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            38.28     $           58.00     $            200.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.57)(c)             (0.87)(c)               (0.40)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (26.38)               (18.85)                (141.60)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (26.95)               (19.72)                (142.00)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            11.33     $           38.28     $             58.00
                                                              ==================     =================     ===================
Total Return                                                              (70.40)%              (34.00)%                (71.00)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          418,029     $         999,337     $           285,021
Ratio of expenses to average net assets                                     2.91%                 2.95%                   2.94%(e)
Ratio of net investment income/(loss) to average net assets                (2.33)%               (2.01)%                 (0.73)%(e)
Ratio of expenses to average net assets*                                    3.34%                 3.89%                   4.17%(e)
Portfolio turnover(f)                                                      1,926%                1,439%                  1,456%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

TECHNOLOGY ULTRASECTOR PROFUND

                                                                                    INVESTOR CLASS(a)
                                                              --------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE                FOR THE          JUNE 19, 2000(b)
                                                                 YEAR ENDED             YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            37.19     $           76.60     $            200.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.28)(c)             (0.35)(c)                0.10(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (20.94)               (39.06)                (123.50)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (21.22)               (39.41)                (123.40)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            15.97     $           37.19     $             76.60
                                                              ==================     =================     ===================
Total Return                                                              (57.06)%              (51.45)%                (61.70)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        2,646,946     $       8,472,384     $         2,516,592
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.62%(e)
Ratio of net investment income/(loss) to average net assets                (1.23)%               (0.71)%                  0.17%(e)
Ratio of expenses to average net assets*                                    2.51%                 2.88%                   4.63%(e)
Portfolio turnover(f)                                                      1,491%                1,177%                  1,088%

                                                                                     SERVICE CLASS(a)
                                                              --------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                   FOR THE                FOR THE           JUNE 19, 2000(b)
                                                                 YEAR ENDED             YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            36.93     $           76.50     $            200.00
                                                              ------------------     -----------------     -------------------
Investment Activities:
  Net investment income/(loss)                                             (0.50)(c)             (0.86)(c)               (0.70)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (20.63)               (38.71)                (122.80)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (21.13)               (39.57)                (123.50)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            15.80     $           36.93     $             76.50
                                                              ==================     =================     ===================
Total Return                                                              (57.22)%              (51.73)%                (61.75)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          160,329     $         574,799     $           228,057
Ratio of expenses to average net assets                                     2.49%                 2.95%                   2.92%(e)
Ratio of net investment income/(loss) to average net assets                (1.96)%               (1.87)%                 (1.09)%(e)
Ratio of expenses to average net assets*                                    2.97%                 3.88%                   5.93%(e)
Portfolio turnover(f)                                                      1,491%                1,177%                  1,088%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

TELECOMMUNICATIONS ULTRASECTOR PROFUND

                                                                                     INVESTOR CLASS(a)
                                                              -----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                   FOR THE               FOR THE            JUNE 19, 2000(b)
                                                                  YEAR ENDED            YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -------------------    -------------------
Net Asset Value, Beginning of Period                          $            37.59     $             51.05    $            100.00
                                                              ------------------     -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.11)(c)                0.02(c)                0.40(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (20.35)                 (13.48)                (49.35)
                                                              ------------------     -------------------    -------------------
  Total income/(loss) from investment activities                          (20.46)                 (13.46)                (48.95)
                                                              ------------------     -------------------    -------------------
Net Asset Value, End of Period                                $            17.13     $             37.59    $             51.05
                                                              ==================     ===================    ===================
Total Return                                                              (54.43)%                (26.37)%               (48.95)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        5,437,848     $         3,456,962    $           384,570
Ratio of expenses to average net assets                                     1.94%                   1.95%                  1.92%(e)
Ratio of net investment income/(loss) to average net assets                (0.63)%                  0.05%                  1.15%(e)
Ratio of expenses to average net assets*                                    2.58%                   3.71%                  4.70%(e)
Portfolio turnover(f)                                                      3,606%                  2,713%                 1,515%

                                                                                      SERVICE CLASS(a)
                                                              -----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                   FOR THE                FOR THE            JUNE 19, 2000(b)
                                                                  YEAR ENDED             YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001       DECEMBER 31, 2000
                                                              ------------------     -------------------    -------------------
Net Asset Value, Beginning of Period                          $            37.09     $             50.80    $            100.00
                                                              ------------------     -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.26)(c)                2.06(c)                0.45(c)
  Net realized and unrealized gains/(losses) on investments
    and swap contracts                                                    (20.08)                 (15.77)                (49.65)
                                                              ------------------     -------------------    -------------------
  Total income/(loss) from investment activities                          (20.34)                 (13.71)                (49.20)
                                                              ------------------     -------------------    -------------------
Net Asset Value, End of Period                                $            16.75     $             37.09    $             50.80
                                                              ==================     ===================    ===================
Total Return                                                              (54.84)%                (26.99)%               (49.20)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          339,906     $           164,803    $           154,211
Ratio of expenses to average net assets                                     2.93%                   2.95%                  2.60%(e)
Ratio of net investment income/(loss) to average net assets                (1.41)%                  4.13%                  1.21%(e)
Ratio of expenses to average net assets*                                    3.99%                   4.71%                  5.38%(e)
Portfolio turnover(f)                                                      3,606%                  2,713%                 1,515%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UTILITIES ULTRASECTOR PROFUND

                                                                                      INVESTOR CLASS
                                                              ------------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                   FOR THE                FOR THE            JULY 26, 2000(a)
                                                                 YEAR ENDED              YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -------------------    -------------------
Net Asset Value, Beginning of Period                          $            16.07     $             28.10    $             20.00
                                                              ------------------     -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              0.24(b)                 0.41(b)                0.23(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (6.19)                 (12.39)                  7.87
                                                              ------------------     -------------------    -------------------
  Total income/(loss) from investment activities                           (5.95)                 (11.98)                  8.10
                                                              ------------------     -------------------    -------------------
Distributions to Shareholders From:
  Net investment income                                                    (0.15)                  (0.05)                     -
                                                              ------------------     -------------------    -------------------
Net Asset Value, End of Period                                $             9.97     $             16.07    $             28.10
                                                              ==================     ===================    ===================
Total Return                                                              (37.00)%                (42.65)%                40.50%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        6,133,776     $         5,016,139    $         1,036,659
Ratio of expenses to average net assets                                     1.93%                   1.95%                  1.60%(d)
Ratio of net investment income/(loss) to average net assets                 1.89%                   1.87%                  2.09%(d)
Ratio of expenses to average net assets*                                    2.40%                   5.52%                  2.41%(d)
Portfolio turnover(e)                                                      2,370%                  3,101%                 1,811%

                                                                                       SERVICE CLASS
                                                         -----------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                              FOR THE                    FOR THE              JULY 26, 2000(a)
                                                            YEAR ENDED                  YEAR ENDED                THROUGH
                                                         DECEMBER 31, 2002           DECEMBER 31, 2001       DECEMBER 31, 2000
                                                         ------------------         -------------------     -------------------
Net Asset Value, Beginning of Period                     $            15.95         $             28.02     $             20.00
                                                         ------------------         -------------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            -(b),(f)               0.10(b)                 0.28(b)
  Net realized and unrealized gains/(losses)
   on investments and swap contracts                                  (5.99)                     (12.17)                   7.74
                                                         ------------------         -------------------     -------------------
  Total income/(loss) from investment activities                      (5.99)                     (12.07)                   8.02
                                                         ------------------         -------------------     -------------------
Distributions to Shareholders From:
  Net investment income                                               (0.13)                          -                       -
                                                         ------------------         -------------------     -------------------
Net Asset Value, End of Period                           $             9.83         $             15.95     $             28.02
                                                         ==================         ===================     ===================
Total Return                                                         (37.53)%                    (43.08)%                 40.10%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                  $        3,246,916         $           663,655     $         1,912,405
Ratio of expenses to average net assets                                2.95%                       2.95%                   2.92%(d)
Ratio of net investment income/(loss) to
 average net assets                                                   (0.03)%                      0.44%                   2.52%(d)
Ratio of expenses to average net assets*                               3.65%                       6.52%                   3.74%(d)
Portfolio turnover(e)                                                 2,370%                      3,101%                  1,811%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f)  Amount is less than $0.005.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

WIRELESS COMMUNICATIONS ULTRASECTOR PROFUND

                                                                                   INVESTOR CLASS(a)
                                                             ------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                  FOR THE                 FOR THE            JUNE 19, 2000(b)
                                                                YEAR ENDED              YEAR ENDED                THROUGH
                                                             DECEMBER 31, 2002       DECEMBER 31, 2001       DECEMBER 31, 2000
                                                             ------------------     -------------------     -------------------
Net Asset Value, Beginning of Period                         $            33.32     $             57.10     $            200.00
                                                             ------------------     -------------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.06)(c)               (0.32)(c)                0.20(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (26.72)                 (23.46)                (143.10)
                                                             ------------------     -------------------     -------------------
  Total income/(loss) from investment activities                         (26.78)                 (23.78)                (142.90)
                                                             ------------------     -------------------     -------------------
Net Asset Value, End of Period                               $             6.54     $             33.32     $             57.10
                                                             ==================     ===================     ===================
Total Return                                                             (80.37)%                (41.65)%                (71.45)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                      $        3,447,846     $         1,769,540     $           496,021
Ratio of expenses to average net assets                                    1.95%                   1.95%                   1.79%(e)
Ratio of net investment income/(loss) to average net assets               (0.75)%                 (0.62)%                  0.39%(e)
Ratio of expenses to average net assets*                                   2.30%                   3.34%                   3.45%(e)
Portfolio turnover(f)                                                     3,129%                  2,512%                  2,165%

                                                                                         SERVICE CLASS(a)
                                                             ------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                  FOR THE                 FOR THE             JUNE 19, 2000(b)
                                                                YEAR ENDED              YEAR ENDED               THROUGH
                                                             DECEMBER 31, 2002       DECEMBER 31, 2001       DECEMBER 31, 2000
                                                             ------------------     -------------------     -------------------
Net Asset Value, Beginning of Period                         $            32.69     $             56.80     $            200.00
                                                             ------------------     -------------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.11)(c)               (0.78)(c)               (0.50)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (26.21)                 (23.33)                (142.70)
                                                             ------------------     -------------------     -------------------
  Total income/(loss) from investment activities                         (26.32)                 (24.11)                (143.20)
                                                             ------------------     -------------------     -------------------
Net Asset Value, End of Period                               $             6.37     $             32.69     $             56.80
                                                             ==================     ===================     ===================
Total Return                                                             (80.51)%                (42.45)%                (71.60)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                      $          249,614     $           101,284     $           174,463
Ratio of expenses to average net assets                                    2.90%                   2.95%                   2.91%(e)
Ratio of net investment income/(loss) to average net assets               (1.34)%                 (1.37)%                 (0.92)%(e)
Ratio of expenses to average net assets*                                   3.26%                   4.34%                   4.56%(e)
Portfolio turnover(f)                                                     3,129%                  2,512%                  2,165%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)  Commencement of operations
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

U.S. GOVERNMENT PLUS PROFUND

                                                               INVESTOR CLASS
                                                              ------------------
                                                               FOR THE PERIOD
                                                               MAY 1, 2002(a)
                                                                   THROUGH
                                                              DECEMBER 31, 2002
                                                              ------------------
Net Asset Value, Beginning of Period                          $            30.00
                                                              ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              0.09(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                     5.00
                                                              ------------------
  Total income/(loss) from investment activities                            5.09
                                                              ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (0.90)
  Net realized gains on investments, futures contracts and
     swap contracts                                                        (0.46)
                                                              ------------------
  Total distributions                                                      (1.36)
                                                              ------------------
Net Asset Value, End of Period                                $            33.73
                                                              ==================
Total Return                                                               17.15%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        8,891,024
Ratio of expenses to average net assets                                     1.69%(d)
Ratio of net investment income/(loss) to average net assets                 0.40%(d)
Ratio of expenses to average net assets*                                    2.12%(d)
Portfolio turnover(e)                                                        836%

                                                                 SERVICE CLASS
                                                              ------------------
                                                                FOR THE PERIOD
                                                                MAY 1, 2002(a)
                                                                    THROUGH
                                                               DECEMBER 31, 2002
                                                              ------------------
Net Asset Value, Beginning of Period                          $            30.00
                                                              ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.14)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                     4.99
                                                              ------------------
  Total income/(loss) from investment activities                            4.85
                                                              ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (0.63)
  Net realized gains on investments, futures contracts and
     swap contracts                                                        (0.46)
                                                              ------------------
  Total distributions                                                      (1.09)
                                                              ------------------
Net Asset Value, End of Period                                $            33.76
                                                              ==================
Total Return                                                               16.27%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        9,214,842
Ratio of expenses to average net assets                                     2.69%(d)
Ratio of net investment income/(loss) to average net assets                (0.61)%(d)
Ratio of expenses to average net assets*                                    2.92%(d)
Portfolio turnover(e)                                                        836%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

RISING RATES OPPORTUNITY PROFUND

                                                                   INVESTOR CLASS
                                                                 ------------------
                                                                   FOR THE PERIOD
                                                                    MAY 1, 2002(a)
                                                                       THROUGH
                                                                 DECEMBER 31, 2002
                                                                 ------------------
Net Asset Value, Beginning of Period                             $            30.00
                                                                 ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.09)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                         (5.35)
                                                                 ------------------
  Total income/(loss) from investment activities                              (5.44)
                                                                 ------------------
Net Asset Value, End of Period                                   $            24.56
                                                                 ==================
Total Return                                                                 (18.13)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                          $        9,219,990
Ratio of expenses to average net assets                                        1.94%(d)
Ratio of net investment income/(loss) to average net assets                   (0.54)%(d)
Portfolio turnover(e)                                                             -

                                                                   SERVICE CLASS
                                                                 ------------------
                                                                   FOR THE PERIOD
                                                                   MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                                 ------------------
Net Asset Value, Beginning of Period                             $            30.00
                                                                 ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.27)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                         (5.23)
                                                                 ------------------
  Total income/(loss) from investment activities                              (5.50)
                                                                 ------------------
Net Asset Value, End of Period                                   $            24.50
                                                                 ==================
Total Return                                                                 (18.33)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                          $        1,956,262
Ratio of expenses to average net assets                                        2.94%(d)
Ratio of net investment income/(loss) to average net assets                   (1.56)%(d)
Portfolio turnover(e)                                                             -

(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MONEY MARKET PROFUND

                                                                                   INVESTOR CLASS
                                                -------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2002                2001           2000           1999            1998
                                                --------------     --------------  --------------  -------------  -------------
Net Asset Value, Beginning of Period            $        1.000     $        1.000  $        1.000  $       1.000  $       1.000
                                                --------------     --------------  --------------  -------------  -------------
INVESTMENT ACTIVITIES:
 Net investment income/(loss)(b)                         0.009(a)           0.032           0.056          0.044          0.047(a)
                                                --------------     --------------  --------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                  (0.009)            (0.032)         (0.056)        (0.044)        (0.047)
                                                --------------     --------------  --------------  -------------  -------------
Net Asset Value, End of Period                  $        1.000     $        1.000  $        1.000  $       1.000  $       1.000
                                                ==============     ==============  ==============  =============  =============
Total Return                                              0.94%              3.28%           5.74%          4.48%          4.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                         $  447,211,012     $  298,545,734  $  355,691,554  $ 198,555,252  $  62,026,228
Ratio of expenses to average net assets(b)                0.98%              1.08%           0.86%          0.83%          0.85%
Ratio of net investment income/(loss) to
 average net assets(b)                                    0.93%              3.30%           5.62%          4.46%          4.81%
Ratio of expenses to average net assets*(b)               1.03%              1.08%           0.86%          0.83%          1.18%

                                                                                   SERVICE CLASS
                                                -------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                      2002                2001           2000           1999            1998
                                                --------------     --------------  --------------  -------------  -------------
Net Asset Value, Beginning of Period            $        1.000     $        1.000  $        1.000  $       1.000  $       1.000
                                                --------------     --------------  --------------  -------------  -------------
INVESTMENT ACTIVITIES:
 Net investment income/(loss)(b)                         0.001(a)           0.022           0.046          0.034          0.037(a)
                                                --------------     --------------  --------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                  (0.001)            (0.022)         (0.046)        (0.034)        (0.037)
                                                --------------     --------------  --------------  -------------  -------------
Net Asset Value, End of Period                  $        1.000     $        1.000  $        1.000  $       1.000  $       1.000
                                                ==============     ==============  ==============  =============  =============
Total Return                                              0.06%              2.26%           4.69%          3.44%          3.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                         $  173,645,878     $  100,174,874  $  165,837,925  $ 107,944,066  $  15,406,187
Ratio of expenses to average net assets(b)                1.72%              2.06%           1.85%          1.83%          1.87%
Ratio of net investment income/(loss)
 to average net assets(b)                                 0.06%              2.39%           4.65%          3.45%          3.43%
Ratio of expenses to average net assets*(b)               1.78%              2.06%           1.85%          1.83%          2.18%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Per share net investment income/(loss) has been calculated using the daily average shares method.
(b) Per share amounts and percentages include the expense allocation of the Cash Management Portfolio Master Fund.

Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2003, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds, write us at:

     ProFunds

     P.O. Box 182800
     Columbus, OH 43218-2800

     or call our toll-free numbers:
     (888) PRO-FNDS (888) 776-3637 For Investors
     (888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

     or visit our website www.profunds.com

You can find reports and other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Rising Rates Opportunity ProFund and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices
Bethesda, MD

                                     [LOGO]
                                    PROFUNDS

                           INNOVATIONS IN INDEXING(R)

CLASSIC PROFUNDS VP
Bull
Mid-Cap
Small-Cap
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan

ULTRA PROFUNDS VP
Bull Plus
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraDow 30
UltraOTC
UltraEurope

INVERSE PROFUNDS VP
Bear
Short Small-Cap
Short OTC
UltraBear
UltraShort OTC

SECTOR PROFUNDS VP
Airlines
Banks
Basic Materials
Biotechnology
Consumer Cyclical
Consumer Non-Cyclical
Energy
Financial
Healthcare
Industrial
Internet
Leisure Goods & Services
Oil Drilling Equipment & Services
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities
Wireless Communications

BOND BENCHMARKED PROFUNDS VP
U.S. Government Plus
Rising Rates Opportunity

PROFUND VP MONEY MARKET

Prospectus

May 1, 2003

This Prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[LOGO]
ProFunds

Table of Contents

5     PROFUNDS VP OVERVIEW

8     CLASSIC PROFUNDS VP
9     Bull
11    Mid-Cap
12    Small-Cap
14    OTC
16    Large-Cap Value
17    Large-Cap Growth
18    Mid-Cap Value
19    Mid-Cap Growth
20    Small-Cap Value
21    Small-Cap Growth
22    Asia 30
24    Europe 30
26    Japan

28    ULTRA PROFUNDS VP
29    Bull Plus
30    UltraBull
32    UltraMid-Cap
34    UltraSmall-Cap
36    UltraDow 30
37    UltraOTC
39    UltraEurope

41    INVERSE PROFUNDS VP
42    Bear
44    Short Small-Cap
45    Short OTC
46    UltraBear
47    UltraShort OTC

48    SECTOR PROFUNDS VP
49    Airlines
50    Banks
52    Basic Materials
54    Biotechnology
56    Consumer Cyclical
58    Consumer Non-Cyclical
60    Energy
62    Financial
64    Healthcare
66    Industrial
68    Internet
70    Leisure Goods & Services
71    Oil Drilling Equipment & Services
72    Pharmaceuticals
74    Precious Metals
75    Real Estate
77    Semiconductor
79    Technology
81    Telecommunications
83    Utilities
85    Wireless Communications

86    BOND BENCHMARKED PROFUNDS VP
87    U.S. Government Plus
88    Rising Rates Opportunity

89    PROFUND VP MONEY MARKET

92    STRATEGIES AND RISKS

98    PROFUNDS MANAGEMENT

102   GENERAL PROFUNDS VP INFORMATION

106   FINANCIAL HIGHLIGHTS

P R O F U N D S  V P  O V E R V I E W

Except for ProFund VP Money Market, the ProFunds VP described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark./1/

Classic ProFunds VP: Classic ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of their benchmark indexes.

ProFund VP         Index                              Daily Benchmark          Types of Companies in Index
----------         -----                              ---------------          ---------------------------
Bull               S&P 500 Index(R)                   Match (100%)             Diverse, widely traded, large capitalization
Mid-Cap            S&P MidCap 400(TM) Index           Match (100%)             Diverse, widely traded, mid-capitalization
Small-Cap          Russell 2000(R) Index              Match (100%)             Diverse, small capitalization
OTC                NASDAQ-100(R) Index                Match (100%)             Large capitalization, non-financial
                                                                               companies listed on The NASDAQ Stock Market
Large-Cap Value    S&P 500/Barra Value Index          Match (100%)             Diverse, widely traded, large capitalization
Large-Cap Growth   S&P 500/Barra Growth Index         Match (100%)             Diverse, widely traded, large capitalization
Mid-Cap Value      S&P MidCap 400/Barra Value         Match (100%)             Diverse, widely traded, mid-capitalization
                   Index
Mid-Cap Growth     S&P MidCap 400/Barra Growth        Match (100%)             Diverse, widely traded, mid-capitalization
                   Index
Small-Cap Value    S&P SmallCap 600/Barra Value       Match (100%)             Diverse, small capitalization
                   Index
Small-Cap Growth   S&P SmallCap 600/Barra             Match (100%)             Diverse, small capitalization
                   Growth Index
Asia 30            ProFunds Asia 30 Index             Match (100%)             Companies whose principal offices are
                                                                               located in countries of the Asia/Pacific
                                                                               region, excluding Japan, whose securities
                                                                               are traded in the U.S.
Europe 30          ProFunds Europe 30 Index           Match (100%)             Companies whose principal offices are
                                                                               located in European countries, whose
                                                                               securities are traded in the U.S.
Japan              Nikkei 225 Stock Average           Match (100%)             Large capitalization, widely traded
                                                                               Japanese stocks

Ultra ProFunds VP: Ultra ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) or double (200%) the daily performance of their benchmark indexes.

ProFund VP         Index                              Daily Benchmark          Types of Companies in Index
----------         -----                              ---------------          ---------------------------
Bull Plus          S&P 500 Index                      One and one-half times   Diverse, widely traded, large capitalization
                                                      (150%)
UltraBull          S&P 500 Index                      Double (200%)            Diverse, widely traded, large capitalization
UltraMid-Cap       S&P MidCap 400 Index               Double (200%)            Diverse, widely traded, mid-capitalization
UltraSmall-Cap     Russell 2000 Index                 Double (200%)            Diverse, small capitalization
UltraDow 30(SM)    Dow Jones Industrial Average(SM)   Double (200%)            Diverse, widely traded, large capitalization
UltraOTC           NASDAQ-100 Index                   Double (200%)            Large capitalization, non-financial
                                                                               companies listed on The NASDAQ Stock Market
UltraEurope        ProFunds Europe Index              Double (200%)            Large capitalization, widely traded
                                                                               European stocks

Inverse ProFunds VP: Inverse ProFunds VP seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their benchmark indexes.

ProFund VP         Index                              Daily Benchmark          Types of Companies in Index
----------         -----                              ---------------          ---------------------------
Bear               S&P 500 Index                      100% of the Inverse      Diverse, widely traded, large capitalization
Short Small-Cap    Russell 2000 Index                 100% of the Inverse      Diverse, small capitalization
Short OTC          NASDAQ-100 Index                   100% of the Inverse      Large capitalization, non-financial
                                                                               companies listed on The NASDAQ Stock Market
UltraBear          S&P 500 Index                      200% of the Inverse      Diverse, widely traded, large capitalization
UltraShort OTC     NASDAQ-100 Index                   200% of the Inverse      Large capitalization, non-financial
                                                                               companies listed on The NASDAQ Stock Market

--------
/1/ A benchmark may be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index or a multiple thereof. A stock index reflects the price of a group of stocks of specified companies. For example, ProFund VP UltraBull has a daily benchmark of twice the daily return of the S&P 500 Index(R).

Sector ProFunds VP: Sector ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of their benchmark indexes.

ProFund VP           Index                       Daily Benchmark   Types of Companies in Index
----------           -----                       ---------------   ---------------------------
Airlines             Dow Jones U.S. Airlines     Match (100%)      Securities representing the airline industry
                     Index                                         in the U.S. equity market
Banks                Dow Jones U.S. Banks        Match (100%)      Securities representing the banking industry
                     Index                                         in the U.S. equity market
Basic Materials      Dow Jones U.S. Basic        Match (100%)      Securities within the basic materials sector
                     Materials Sector Index                        of the U.S. equity market
Biotechnology        Dow Jones U.S.              Match (100%)      Securities representing the biotechnology
                     Biotechnology Index                           industry in the U.S. equity market
Consumer Cyclical    Dow Jones U.S.              Match (100%)      Securities within the consumer cyclical
                     Consumer Cyclical Sector                      sector of the U.S. equity market
                     Index
Consumer Non-        Dow Jones U.S.              Match (100%)      Securities within the consumer non-cyclical
Cyclical             Consumer Non-Cyclical                         sector of the U.S. equity market
                     Sector Index
Energy               Dow Jones U.S. Energy       Match (100%)      Securities within the energy sector of the
                     Sector Index                                  U.S. equity market
Financial            Dow Jones U.S. Financial    Match (100%)      Securities within the financial sector of the
                     Sector Index                                  U.S. equity market
Healthcare           Dow Jones U.S.              Match (100%)      Securities within the healthcare sector of the
                     Healthcare Sector Index                       U.S. equity market
Industrial           Dow Jones U.S. Industrial   Match (100%)      Securities within the industrial sector of
                     Sector Index                                  the U.S. equity market
Internet             Dow Jones Composite         Match (100%)      U.S. equity securities of companies that
                     Internet Index                                generate the majority of their revenue from
                                                                   the Internet
Leisure Goods &      Dow Jones U.S. Leisure      Match (100%)      Securities representing the leisure goods
Services             Goods & Services Index                        and services industry in the U.S. equity
                                                                   market
Oil Drilling         Dow Jones U.S. Oil          Match (100%)      Securities within the oil drilling
Equipment &          Drilling Equipment &                          equipment and services industry of the U.S.
Services             Services Index                                equity market
Pharmaceuticals      Dow Jones U.S.              Match (100%)      Securities within the pharmaceuticals
                     Pharmaceuticals Index                         industry of the U.S. equity market
Precious Metals      Philadelphia Stock          Match (100%)      Securities of companies involved in the
                     Exchange(R)Gold/Silver                        gold and silver mining industry
                     Sector(SM) Index
Real Estate          Dow Jones U.S. Real         Match (100%)      Securities representing the real estate
                     Estate Index                                  industry in the U.S. equity market
Semiconductor        Dow Jones U.S.              Match (100%)      Securities representing the semiconductor
                     Semiconductor Index                           industry in the U.S. equity market
Technology           Dow Jones U.S. Technology   Match (100%)      Securities within the technology sector of
                     Sector Index                                  the U.S. equity market
Telecommunications   Dow Jones U.S.              Match (100%)      Securities within the telecommunications
                     Telecommunications Sector                     sector of the U.S. equity market
                     Index
Utilities            Dow Jones U.S. Utilities    Match (100%)      Securities within the utilities sector of the
                     Sector Index                                  U.S. equity market
Wireless             Dow Jones U.S. Wireless     Match (100%)      Securities representing the wireless
Communications       Communications Index                          communications industry in the U.S. equity
                                                                   market

Bond Benchmarked ProFunds VP: Bond Benchmarked ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, or the inverse daily performance, of the most recently issued 30-year U.S. Treasury Bond.

ProFund VP        Security                   Daily Benchmark       Types of Securities
----------        --------                   ---------------       -------------------
U.S. Government   Most recently issued 30-   125%                  U.S. Treasury securities
Plus              year U.S. Treasury Bond
Rising Rates      Most recently issued 30-   125% of the Inverse   U.S. Treasury securities
Opportunity       year U.S. Treasury Bond

An investment in a ProFund VP is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds VP are not guaranteed to achieve their investment objectives, and an investment in a ProFund VP could lose money. No single ProFund VP is a complete investment program.

C L A S S I C   P R O F U N D S  V P

ProFund VP         Index                                 Daily Benchmark
----------         -----                                 ---------------
Bull               S&P 500 Index                         Match (100%)
Mid-Cap            S&P MidCap 400 Index                  Match (100%)
Small-Cap          Russell 2000 Index                    Match (100%)
OTC                NASDAQ-100 Index                      Match (100%)
Large-Cap Value    S&P 500/Barra Value Index             Match (100%)
Large-Cap Growth   S&P 500/Barra Growth Index            Match (100%)
Mid-Cap Value      S&P MidCap 400/Barra Value Index      Match (100%)
Mid-Cap Growth     S&P MidCap 400/Barra Growth Index     Match (100%)
Small-Cap Value    S&P SmallCap 600/Barra Value Index    Match (100%)
Small-Cap Growth   S&P SmallCap 600/Barra Growth Index   Match (100%)
Asia 30            ProFunds Asia 30 Index                Match (100%)
Europe 30          ProFunds Europe 30 Index              Match (100%)
Japan              Nikkei 225 Stock Average              Match (100%)

Classic ProFunds VP may be appropriate for investors who want to achieve investment results approximating the daily performance of a particular index.

P R O F U N D  V P  B U L L

Investment Objective. ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. ProFund VP Bull takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500 Index. ProFund VP Bull may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Bull are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

For more information on ProFund VP Bull's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Bull for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Bull by comparing average annual total returns of ProFund VP Bull to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Bull or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -23.98%

During the period covered in the bar chart, the highest return on shares of ProFund VP Bull for one quarter was 7.73% (quarter ended December 31, 2002) and the lowest return was -17.78% (quarter ended September 30, 2002).

Average Annual Total Returns   One Year   Since Inception   Inception Date
--------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Bull                 -23.98%       -20.45%          05/01/01
--------------------------------------------------------------------------
S&P 500 Index(1)                -23.37%       -19.62%          05/01/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Bull.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses                                  0.91%
                                                ----
Total Annual ProFund Operating Expenses         1.91%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Bull with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                  One Year   Three Years   Five Years   Ten Years
-----------------------------------------------------------------
ProFund VP Bull     $194         $600        $1,032       $2,233

P R O F U N D  V P  M I D-C A P

Investment Objective. ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a widely used measure of mid-size company U.S. stock market performance. Companies are selected for inclusion in the Index by Standard & Poor's based on liquidity, appropriate market capitalization, financial viability and public float. As of March 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $162.3 million and $8.3 billion.

Principal Investment Strategy. ProFund VP Mid-Cap invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Mid-Cap may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Mid-Cap are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and mid-cap company investment risk.

For more information on ProFund VP Mid-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Mid-Cap has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years
-----------------------------------
ProFund VP     $201         $621
Mid-Cap

P R O F U N D  V P  S M A L L-C A P

Investment Objective. ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of March 31, 2003, the Russell 2000 Index included companies with capitalizations between $3.2 million and $2.1 billion.

Principal Investment Strategy. ProFund VP Small-Cap invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Small-Cap may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Small-Cap are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and small-cap company investment risk.

For more information on ProFund VP Small-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Small-Cap for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Small-Cap by comparing average annual total returns of ProFund VP Small-Cap to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Small-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -22.44%

During the period covered in the bar chart, the highest return on shares of ProFund VP Small-Cap for one quarter was 4.24% (quarter ended March 31, 2002) and the lowest return was -20.63% (quarter ended September 30, 2002).

Average Annual Total Returns   One Year   Since Inception   Inception Date
--------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Small-Cap            -22.44%       -16.62%          05/01/01
--------------------------------------------------------------------------
Russell 2000 Index(1)           -21.58%       -13.77%          05/01/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses                                  0.97%
                                                ----
Total Annual ProFund Operating Expenses         1.97%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP     $200         $618        $1,062       $2,296
Small-Cap

P R O F U N D  V P  O T C

Investment Objective. ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. "OTC" in the name of ProFund VP OTC refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

Principal Investment Strategy. ProFund VP OTC takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the NASDAQ-100 Index. ProFund VP OTC may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP OTC are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and technology investment risk.

For more information on ProFund VP OTC's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP OTC for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP OTC by comparing average annual total returns of ProFund VP OTC to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP OTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -38.62%

During the period covered in the bar chart, the highest return on shares of ProFund VP OTC for one quarter was 17.47% (quarter ended December 31, 2002) and the lowest return was -28.03% (quarter ended June 30, 2002).

Average Annual Total Returns   One Year   Since Inception   Inception Date
--------------------------------------------------------------------------
As of December 31, 2002
ProFund VP OTC                  -38.62%       -41.06%          01/22/01
--------------------------------------------------------------------------
NASDAQ-100 Index(1)             -37.58%       -39.90%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP OTC.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.03%
                                                -----
Total Annual ProFund Operating Expenses          2.03%
Fee Waivers/Reimbursements**                    -0.05%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
ProFund VP OTC     $201         $632        $1,089       $2,354

P R O F U N D  V P  L A R G E-C A P  V A L U E

Investment Objective. ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index.

The S&P 500/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios (350 stocks as of March 31, 2003). The S&P 500/Barra Value Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P 500 Index. As of March 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $188.0 million and $233.8 billion.

Principal Investment Strategy. ProFund VP Large-Cap Value invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Large-Cap Value may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Large-Cap Value are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and value investing risk.

For more information on ProFund VP Large-Cap Value's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Large-Cap Value has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Large-Cap Value.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Large-Cap Value with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                  One Year   Three Years
----------------------------------------
ProFund VP          $201        $621
Large-Cap Value

P R O F U N D  V P  L A R G E-C A P  G R O W T H

Investment Objective. ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index.

The S&P 500/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios (150 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P 500 Index. As of March 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $747.1 million and $259.1 billion.

Principal Investment Strategy. ProFund VP Large-Cap Growth invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Large-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Large-Cap Growth are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and growth investing risk.

For more information on ProFund VP Large-Cap Growth's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Large-Cap Growth has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Large-Cap Growth.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Large-Cap Growth with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                   One Year   Three Years
-----------------------------------------
ProFund VP          $201         $621
Large-Cap Growth

P R O F U N D  V P   M I D-C A P  V A L U E

Investment Objective. ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

The S&P MidCap 400/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios (238 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index. As of March 31, 2003, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $194.4 million and $4.9 billion.

Principal Investment Strategy. ProFund VP Mid-Cap Value invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Mid-Cap Value may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Mid-Cap Value are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, mid-cap company investment risk and value investing risk.

For more information on ProFund VP Mid-Cap Value's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Mid-Cap Value commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Value.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.25%
                                                -----
Total Annual ProFund Operating Expenses          2.25%
Fee Waivers/Reimbursements**                    -0.27%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

**ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Value with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                           One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------------
ProFund VP Mid-Cap Value     $201        $677         $1,180      $2,564

P R O F U N D  V P   M I D-C A P  G R O W T H

Investment Objective. ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

The S&P MidCap 400/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios (162 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index. As of March 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $162.3 million and $8.3 billion.

Principal Investment Strategy. ProFund VP Mid-Cap Growth invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Mid-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Mid-Cap Growth are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, mid-cap company investment risk and growth investing risk.

For additional information on ProFund VP Mid-Cap Growth's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Mid-Cap Growth commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Growth.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.22%
                                                -----
Total Annual ProFund Operating Expenses          2.22%
Fee Waivers/Reimbursements**                    -0.24%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Growth with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                     One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------
ProFund VP Mid-Cap     $201        $671         $1,168      $2,536
Growth

P R O F U N D  V P  S M A L L-C A P  V A L U E

Investment Objective. ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

The S&P SmallCap 600/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600(R) Index that have comparatively low price-to-book ratios (388 stocks as of March 31, 2003). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization generally valued at under one and a half billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors. The Index is rebalanced twice per year. As of March 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $30.7 million and $1.5 billion.

Principal Investment Strategy. ProFund VP Small-Cap Value invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P SmallCap 600/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Small-Cap Value may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Small-Cap Value are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, small-cap company investment risk and value investing risk.

For more information on ProFund VP Small-Cap Value's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Small-Cap Value commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Value.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.45%
                                                -----
Total Annual ProFund Operating Expenses          2.45%
Fee Waivers/Reimbursements**                    -0.47%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap Value with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------------
ProFund VP Small-Cap     $201        $719         $1,263      $2,751
Value

P R O F U N D  V P  S M A L L-C A P  G R O W T H

Investment Objective. ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

The S&P SmallCap 600/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios (212 stocks as of March 31, 2003). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization generally valued at under one and a half billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors. As of March 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $77.6 million and $2.4 billion.

Principal Investment Strategy. ProFund VP Small-Cap Growth invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P SmallCap 600/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Small-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Small-Cap Growth are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, small-cap company investment risk and growth investing risk.

For more information on ProFund VP Small-Cap Growth's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Small-Cap Growth commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Growth.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.20%
                                                -----
Total Annual ProFund Operating Expenses          2.20%
Fee Waivers/Reimbursements**                    -0.22%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap Growth with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------------
ProFund VP Small-Cap     $201        $667         $1,160       $2,517
Growth

P R O F U N D  V P  A S I A  3 0

Investment Objective. ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds Asia 30 Index included companies with capitalizations between $870.7 million and $39.0 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

Principal Investment Strategy. ProFund VPAsia 30 invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the ProFunds Asia 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Asian companies contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Asia 30 may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Asia 30 will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Asia 30 are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, foreign investment risk and small-cap company investment risk.

To the extent ProFunds Asia 30 Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up ProFund VP Asia 30's investments are subject to the following risks: companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; technological innovations may make the products and services of telecommunications companies obsolete; and securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on ProFund VP Asia 30's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Asia 30 commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Asia 30.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.03%
                                                -----
Total Annual ProFund Operating Expenses          2.03%
Fee Waivers/Reimbursements**                    -0.05%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Asia 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                     One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------
ProFund VP Asia 30     $201        $632         $1,089      $2,354

P R O F U N D  V P  E U R O P E  3 0

Investment Objective. ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds Europe 30 Index included companies with capitalizations between $10.3 billion and $143.7 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

Principal Investment Strategy. ProFund VP Europe 30 invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the ProFunds Europe 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Europe 30 may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Europe 30 are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk and foreign investment risk.

For more information on ProFund VP Europe 30's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in ProFund VP Europe 30 by showing the variability of ProFund VP Europe 30 returns from year to year and by comparing average annual total returns of ProFund VP Europe 30 to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Europe 30 or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year
2000   -12.75%  2001   -24.14%  2002   -25.76%

During the period covered in the bar chart, the highest return on shares of ProFund VP Europe 30 for one quarter was 10.63% (quarter ended December 31,
2002) and the lowest return was -21.54% (quarter ended September 30, 2002).

Average Annual Total Returns     One Year   Since Inception   Inception Date
----------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Europe 30              -25.76%       -14.61%          10/18/99
----------------------------------------------------------------------------
Dow Jones STOXX 50 Index(1)(2)    -22.90%       -12.48%          10/18/99

ProFunds Europe 30 Index(1)       -23.52%       -14.60%          10/18/99

(1)  Reflects no deduction for fees or expenses.
(2) The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Europe 30.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.03%
                                                -----
Total Annual ProFund Operating Expenses          2.03%
Fee Waivers/Reimbursements**                    -0.05%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Europe 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP
Europe 30      $201        $632         $1,089      $2,354

P R O F U N D  V P  J A P A N

Investment Objective. ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Since the Japanese markets are not open when ProFund VP Japan values its shares, ProFund VP Japan determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States related to the Nikkei 225 Stock Average.

The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Principal Investment Strategy. ProFund VP Japan invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the Nikkei 225 Stock Average. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Japan may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Japan are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk and foreign investment risk.

The performance of ProFund VP Japan will depend heavily on how Japanese stock markets perform. When Japanese stock prices fall, investors should generally expect the value of their investment to fall as well. ProFund VP Japan is also subject to valuation time risk. ProFund VP Japan generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of ProFund VP Japan's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time ProFund VP Japan's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

For more information on ProFund VP Japan's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Japan commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Japan.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.06%
                                                -----
Total Annual ProFund Operating Expenses          2.06%
Fee Waivers/Reimbursements**                    -0.08%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Japan with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP
Japan          $201        $638         $1,101       $2,383

U L T R A  P R O F U N D S  V P

ProFund VP       Index                          Daily Benchmark
----------       -----                          ---------------
Bull Plus        S&P 500 Index                  150%
UltraBull        S&P 500 Index                  Double (200%)
UltraMid-Cap     S&P MidCap 400 Index           Double (200%)
UltraSmall-Cap   Russell 2000 Index             Double (200%)
UltraDow 30      Dow Jones Industrial Average   Double (200%)
UltraOTC         NASDAQ-100 Index               Double (200%)
UltraEurope      ProFunds Europe Index          Double (200%)

Ultra ProFunds VP may be appropriate for investors who:

     . believe that the value of a particular index will increase, and that by investing with the objective of achieving a multiple of the index's daily return they will achieve superior results.

     . are seeking to approximate an index's daily return with less than the amount required of a conventional index fund.

P R O F U N D  V P  B U L L  P L U S (formerly ProFund VP UltraBull)

Investment Objective. ProFund VP Bull Plus seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the S&P 500 Index. Prior to May 1, 2003, ProFund VP Bull Plus was named "ProFund VP UltraBull" and sought daily investment results that corresponded to twice (200%) the daily performance of the S&P 500 Index.

If ProFund VP Bull Plus is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. ProFund VP Bull Plus takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as one and one-half times (150%) the S&P 500 Index. ProFund VP Bull Plus will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Bull Plus are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP Bull Plus' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Bull Plus has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Bull Plus.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Bull Plus with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years
-----------------------------------
ProFund VP
Bull Plus      $201         $621

P R O F U N D  V P  U L T R A B U L L (formerly ProFund VP Bull Plus)

Investment Objective. ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index. Prior to May 1, 2003, ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times (150%) the daily performance of the S&P 500 Index.

If ProFund VP UltraBull is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. ProFund VP UltraBull takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the S&P 500 Index. ProFund VP UltraBull will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraBull are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP UltraBull's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The performance information set forth below was achieved during a period in which ProFund VP UltraBull pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to one and one-half times (150%) the daily performance of the S&P 500 Index.

The bar chart below shows the performance of ProFund VP UltraBull for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP UltraBull by comparing average annual total returns of ProFund VP UltraBull to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraBull or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -36.11%

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraBull for one quarter was 11.02% (quarter ended December 31,
2002) and the lowest return was -26.90% (quarter ended September 30, 2002).

Average Annual Total Returns   One Year   Since Inception   Inception Date
--------------------------------------------------------------------------
As of December 31, 2002
ProFund VP UltraBull            -36.11%       -31.23%           01/22/01
--------------------------------------------------------------------------
S&P 500 Index(1)                -23.37%       -19.58%           01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraBull.

       Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.12%
                                                -----
Total Annual ProFund Operating Expenses          2.12%
Fee Waivers/Reimbursements**                    -0.27%
                                                -----
Total Net Annual ProFund Operating Expenses      1.85%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.85% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraBull with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP     $188         $638        $1,114       $2,430
UltraBull

P R O F U N D  V P  U L T R A M I D-C A P

Investment Objective. ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If ProFund VP UltraMid-Cap is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P MidCap 400 Index is a widely used measure of mid-size company U.S. stock market performance. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float. As of March 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $162.3 million and $8.3 billion.

Principal Investment Strategy. ProFund VP UltraMid-Cap invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP UltraMid-Cap will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraMid-Cap are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on ProFund VP UltraMid-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraMid-Cap commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraMid-Cap.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.36%
                                                -----
Total Annual ProFund Operating Expenses          2.36%
Fee Waivers/Reimbursements**                    -0.38%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraMid-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

               One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------
ProFund VP
UltraMid-Cap     $201         $700        $1,226       $2,667

P R O F U N D  V P  U L T R A S M A L L-C A P

Investment Objective. ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If ProFund VP UltraSmall-Cap is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of March 31, 2003, the Russell 2000 Index included companies with capitalizations between $3.2 million and $2.1 billion.

Principal Investment Strategy. ProFund VP UltraSmall-Cap invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP UltraSmall-Cap will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraSmall-Cap are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on ProFund VP UltraSmall-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in ProFund VP UltraSmall-Cap by showing the variability of ProFund VP UltraSmall-Cap returns from year to year and by comparing average annual total returns of ProFund VP UltraSmall-Cap to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraSmall-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year
2000   -22.14%  2001   -7.61%  2002   -42.61%

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraSmall-Cap for one quarter was 43.56% (quarter ended December 31,
2001) and the lowest return was -39.45% (quarter ended September 30, 2002).

Average Annual Total Returns   One Year   Since Inception   Inception Date
--------------------------------------------------------------------------
As of December 31, 2002
ProFund VP UltraSmall-Cap       -42.61%       -19.70%          10/18/99
--------------------------------------------------------------------------
Russell 2000 Index(1)           -21.58%        -2.50%          10/18/99

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraSmall-Cap.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.15%
                                                -----
Total Annual ProFund Operating Expenses          2.15%
Fee Waivers/Reimbursements**                    -0.17%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraSmall-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------
ProFund VP
UltraSmall-Cap     $201         $657        $1,139       $2,469

P R O F U N D  V P  U L T R A D O W   3 0

Investment Objective. ProFund VP UltraDow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If ProFund VP UltraDow 30 is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

The DJIA is a price-weighted index that is calculated as a simple average. The Index includes 30 large-cap, blue-chip U.S. stocks, excluding utility and transportation companies. They represent the leading U.S. companies in the industries driving the U.S. stock market, are widely held by investors and have long records of sustained growth.

Principal Investment Strategy. ProFund VP UltraDow 30 invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. ProFund VP UltraDow 30 will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP UltraDow 30 will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraDow 30 are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP UltraDow 30's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraDow 30 has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraDow 30.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraDow 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

              One Year   Three Years
------------------------------------
ProFund VP
UltraDow 30     $201         $621

P R O F U N D  V P  U L T R A O T C

Investment Objective. ProFund VP UltraOTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If ProFund VP UltraOTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day. "OTC" in the name of ProFund VP UltraOTC refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

Principal Investment Strategy. ProFund VP UltraOTC takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the NASDAQ-100 Index. ProFund VP UltraOTC will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraOTC are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on ProFund VP UltraOTC's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in ProFund VP UltraOTC by showing the variability of ProFund VP UltraOTC returns from year to year and by comparing average annual total returns of ProFund VP UltraOTC to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraOTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year
2000   -73.37%  2001   -68.72%  2002   -68.94%

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraOTC for one quarter was 71.28% (quarter ended December 31, 2001) and the lowest return was -61.84% (quarter ended September 30, 2001).

Average Annual Total Returns   One Year   Since Inception   Inception Date
--------------------------------------------------------------------------
As of December 31, 2002
ProFund VP UltraOTC             -68.94%       -58.21%          10/18/99
--------------------------------------------------------------------------
NASDAQ-100 Index(1)             -37.58%       -23.90%          10/18/99

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraOTC.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.08%
                                                -----
Total Annual ProFund Operating Expenses          2.08%
Fee Waivers/Reimbursements**                    -0.13%
                                                -----
Total Net Annual ProFund Operating Expenses      1.95%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraOTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP
UltraOTC       $198         $639        $1,107       $2,400

P R O F U N D  V P  U L T R A E U R O P E

Investment Objective. ProFund VP UltraEurope seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the ProFunds Europe Index.

If ProFund VP UltraEurope is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the ProFunds Europe Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

ProFunds Europe Index ("PEI") is a combined measure of European stock performance created by ProFund Advisors from the leading stock indices of Europe's three largest economies giving equal weight to each index each day. The PEI averages the daily U.S. dollar results of the following three indices:

     . The Financial Times Stock Exchange 100 Index - A capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange;
     . The Deutsche Aktienindex - A total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange; and
     . The CAC-40 - A capitalization-weighted index of 40 companies listed on the Paris Stock Exchange.

Principal Investment Strategy. ProFund VP UltraEurope invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the PEI. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP UltraEurope will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraEurope are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, volatility risk and foreign investment risk.

The performance of ProFund VP UltraEurope will depend heavily on how European stock markets perform. When European stock prices fall, investors should generally expect the value of their investment to fall as well.

For more information on ProFund VP UltraEurope's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraEurope has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraEurope.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.90%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         2.13%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraEurope with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

              One Year   Three Years
------------------------------------
ProFund VP
UltraEurope     $216         $667

I N V E R S E  P R O F U N D S  V P

ProFund VP        Index                Daily Benchmark
----------        -----                ---------------
Bear              S&P 500 Index        100% of the Inverse
Short Small-Cap   Russell 2000 Index   100% of the Inverse
Short OTC         NASDAQ-100 Index     100% of the Inverse
UltraBear         S&P 500 Index        200% of the Inverse
UltraShort OTC    NASDAQ-100 Index     200% of the Inverse

Inverse ProFunds VP may be appropriate for investors who:

     . expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.
     . want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn they anticipate.

P R O F U N D  V P  B E A R

Investment Objective. ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If ProFund VP Bear is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. ProFund VP Bear takes positions in financial instruments that should have similar daily price return characteristics as the inverse of the S&P 500 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Bear are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk and repurchase agreement risk.

For more information on ProFund VP Bear's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Bear for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Bear by comparing average annual total returns of ProFund VP Bear to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Bear or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   20.82%

During the period covered in the bar chart, the highest return on shares of ProFund VP Bear for one quarter was 17.66% (quarter ended September 30, 2002) and the lowest return was -9.79% (quarter ended December 31, 2002).

Average Annual Total Returns   One Year   Since Inception   Inception Date
--------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Bear                  20.82%        19.48%          01/22/01
--------------------------------------------------------------------------
S&P 500 Index(1)                -23.37%       -19.58%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Bear.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.03%
                                                -----
Total Annual ProFund Operating Expenses          2.03%
Fee Waivers/Reimbursements**                    -0.05%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Bear with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP
Bear           $201         $632        $1,089       $2,354

P R O F U N D  V P  S H O R T  S M A L L-C A P

Investment Objective. ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If ProFund VP Short Small-Cap is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of March 31, 2003, the Russell 2000 Index included companies with capitalizations between $3.2 million and $2.1 billion.

Principal Investment Strategy. ProFund VP Short Small-Cap invests in financial instruments that should have similar daily price return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Short Small-Cap are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and small-cap company investment risk.

For more information on ProFund VP Short Small-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Short Small-Cap commenced operations on September 3, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Small-Cap.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.73%
                                                ----
Total Annual ProFund Operating Expenses         1.73%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Small-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                  One Year   Three Years
----------------------------------------
ProFund VP
Short Small-Cap     $176         $545

P R O F U N D  V P  S H O R T  O T C

Investment Objective. ProFund VP Short OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If ProFund VP Short OTC is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of ProFund VP Short OTC refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

Principal Investment Strategy. ProFund VP Short OTC takes positions in financial instruments that should have similar daily price return characteristics as the inverse of the NASDAQ-100 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP Short OTC are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and technology investment risk.

For more information on ProFund VP Short OTC's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Short OTC commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short OTC.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses                                  0.96%
                                                ----
Total Annual ProFund Operating Expenses         1.96%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP
Short OTC      $199         $615        $1,057       $2,285

P R O F U N D  V P  U L T R A B E A R

ProFund VP UltraBear seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If ProFund VP UltraBear is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor's based on adequate liquidity, appropriate market capitalization, financial viability and public float.

Principal Investment Strategy. ProFund VP UltraBear takes positions in financial instruments that should have similar daily price return characteristics as twice (200%) the inverse of the S&P 500 Index. ProFund VP UltraBear will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraBear are market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP UltraBear's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraBear has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraBear.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraBear with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years
-----------------------------------
ProFund VP
UltraBear      $201         $621

P R O F U N D  V P  U L T R A S H O R T  O T C

Investment Objective. ProFund VP UltraShort OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If ProFund VP UltraShort OTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of ProFund VP UltraShort OTC refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

Principal Investment Strategy. ProFund VP UltraShort OTC takes positions in financial instruments that should have similar daily price return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. ProFund VP UltraShort OTC will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraShort OTC are market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on ProFund VP UltraShort OTC's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraShort OTC has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort OTC.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                 One Year   Three Years
---------------------------------------
ProFund VP
UltraShort OTC     $201         $621

 S E C T O R   P R O F U N D S  V P

ProFund VP                 Index                                                 Daily Benchmark
----------                 -----                                                 ---------------
Airlines                   Dow Jones U.S. Airlines Index                         Match (100%)
Banks                      Dow Jones U.S. Banks Index                            Match (100%)
Basic Materials            Dow Jones U.S. Basic Materials Sector Index           Match (100%)
Biotechnology              Dow Jones U.S. Biotechnology Index                    Match (100%)
Consumer Cyclical          Dow Jones U.S. Consumer Cyclical Sector Index         Match (100%)
Consumer Non-Cyclical      Dow Jones U.S. Consumer Non-Cyclical Sector Index     Match (100%)
Energy                     Dow Jones U.S. Energy Sector Index                    Match (100%)
Financial                  Dow Jones U.S. Financial Sector Index                 Match (100%)
Healthcare                 Dow Jones U.S. Healthcare Sector Index                Match (100%)
Industrial                 Dow Jones U.S. Industrial Sector Index                Match (100%)
Internet                   Dow Jones Composite Internet Index                    Match (100%)
Leisure Goods & Services   Dow Jones U.S. Leisure Goods & Services Index         Match (100%)
Oil Drilling Equipment &   Dow Jones U.S. Oil Drilling Equipment & Services      Match (100%)
Services                   Index
Pharmaceuticals            Dow Jones U.S. Pharmaceuticals Index                  Match (100%)
Precious Metals            Philadelphia Stock Exchange(R)Gold/Silver Sector(SM)  Match (100%)
                           Index
Real Estate                Dow Jones U.S. Real Estate Index                      Match (100%)
Semiconductor              Dow Jones U.S. Semiconductor Index                    Match (100%)
Technology                 Dow Jones U.S. Technology Sector Index                Match (100%)
Telecommunications         Dow Jones U.S. Telecommunications Sector Index        Match (100%)
Utilities                  Dow Jones U.S. Utilities Sector Index                 Match (100%)
Wireless Communications    Dow Jones U.S. Wireless Communications Index          Match (100%)

Sector ProFunds VP may be appropriate for investors who:

     . desire to add investments in economic sectors with perceived above-average growth potential.
     . actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.
     . want to protect (hedge) against anticipated price decreases of other holdings.
     . want to gain investment exposure to a particular economic sector of the U.S. or global economy.

P R O F U N D  V P  A I R L I N E S

Investment Objective. ProFund VP Airlines seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Airlines Index.

The Dow Jones U.S. Airlines Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. As of March 31, 2003, the weighted average capitalization of the Index was approximately $1.5 billion.

Principal Investment Strategy. ProFund VP Airlines invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Airlines Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Airlines may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Airlines will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Airlines are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Airlines is also subject to risks faced by companies in the airline industry, including: adverse effects of commodity price volatility, exchange rates, foreign market access restrictions, and increased competition; dramatic securities price fluctuation and issues affecting profitability due to their cyclical nature, economic trends, political events, changes in disposable consumer income, worldwide fuel prices, labor agreements and insurance costs; regulation by, and restrictions of, the Federal Aviation Administration, federal, state and local governments, and foreign regulatory authorities; intense competition, both domestically and internationally; and foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Airlines' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Airlines has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Airlines.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Airlines with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                      One Year   Three Years
--------------------------------------------
ProFund VP Airlines     $201         $621

P R O F U N D  V P  B A N K S

Investment Objective. ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts and building associations and societies. Investment and merchant banks are excluded. As of March 31, 2003, the weighted average capitalization of the Index was approximately $6.7 billion.

Principal Investment Strategy. ProFund VP Banks invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Banks Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Banks may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Banks will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Banks are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Banks is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Banks' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Banks commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Banks.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.11%
                                                -----
Total Annual ProFund Operating Expenses          2.11%
Fee Waivers/Reimbursements**                    -0.13%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Banks with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                   One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------------
ProFund VP Banks     $201         $648        $1,122       $2,431

P R O F U N D  V P  B A S I C  M A T E R I A L S

Investment Objective. ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.2 billion.

Principal Investment Strategy. ProFund VP Basic Materials invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Basic Materials Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Basic Materials may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Basic Materials will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Basic Materials are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Basic Materials is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Basic Materials' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Basic Materials commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Basic Materials.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.21%
                                                -----
Total Annual ProFund Operating Expenses          2.21%
Fee Waivers/Reimbursements**                    -0.23%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Basic Materials with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------------------
ProFund VP Basic Materials     $201         $669        $1,164       $2,526

P R O F U N D  V P  B I O T E C H N O L O G Y

Investment Objective. ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.6 billion.

Principal Investment Strategy. ProFund VP Biotechnology invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Biotechnology may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Biotechnology will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Biotechnology are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Biotechnology is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Biotechnology's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Biotechnology for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Biotechnology by comparing average annual total returns of ProFund VP Biotechnology to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Biotechnology or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -37.51%

During the period covered in the bar chart, the highest return on shares of ProFund VP Biotechnology for one quarter was -7.99% (quarter ended December 31,
2002) and the lowest return was -30.80% (quarter ended June 30, 2002).

Average Annual Total Returns            One Year   Since Inception   Inception Date
-----------------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Biotechnology                 -37.51%       -27.92%          01/22/01
-----------------------------------------------------------------------------------
S&P 500 Index(1)                         -23.37%       -19.59%          01/22/01
Dow Jones U.S. Biotechnology Index(1)    -36.48%       -26.43%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Biotechnology.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.16%
                                                -----
Total Annual ProFund Operating Expenses          2.16%
Fee Waivers/Reimbursements**                    -0.18%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Biotechnology with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                           One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------------
ProFund VP Biotechnology     $201         $659        $1,143       $2,479

P R O F U N D  V P  C O N S U M E R  C Y C L I C A L

Investment Objective. ProFund VP Consumer Cyclical seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, auto parts, tires, casinos, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.5 billion.

Principal Investment Strategy. ProFund VP Consumer Cyclical invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Consumer Cyclical Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Consumer Cyclical may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Consumer Cyclical will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Consumer Cyclical are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Consumer Cyclical is also subject to risks faced by companies in the consumer cyclical economic sector, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Consumer Cyclical's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Consumer Cyclical commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Consumer Cyclical.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.65%
                                                -----
Total Annual ProFund Operating Expenses          2.65%
Fee Waivers/Reimbursements**                    -0.67%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Consumer Cyclical with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                               One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------------------------
ProFund VP Consumer Cyclical     $201         $760        $1,345       $2,934

P R O F U N D  V P  C O N S U M E R  N O N-C Y C L I C A L

Investment Objective. ProFund VP Consumer Non-Cyclical seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

The Dow Jones U.S. Consumer Non-Cyclical Sector Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.8 billion.

Principal Investment Strategy. ProFund VP Consumer Non-Cyclical invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Consumer Non-Cyclical may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Consumer Non-Cyclical will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Consumer Non-Cyclical are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Consumer Non-Cyclical is also subject to risks faced by companies in the consumer non-cyclical economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Consumer Non-Cyclical's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Consumer Non-Cyclical commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Consumer Non-Cyclical.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.10%
                                                -----
Total Annual ProFund Operating Expenses          2.10%
Fee Waivers/Reimbursements**                    -0.12%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Consumer Non-Cyclical with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        One Year   Three Years   Five Years   Ten Years
-----------------------------------------------------------------------
ProFund VP
Consumer Non-Cyclical     $201         $646        $1,118       $2,422

P R O F U N D  V P  E N E R G Y

Investment Objective. ProFund VP Energy seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index.

The Dow Jones U.S. Energy Sector Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.2 billion.

Principal Investment Strategy. ProFund VP Energy invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Energy Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Energy may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Energy will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Energy are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Energy is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Energy's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Energy for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Energy by comparing average annual total returns of ProFund VP Energy to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Energy or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -17.04%

During the period covered in the bar chart, the highest return on shares of ProFund VP Energy for one quarter was 7.91% (quarter ended March 31, 2002) and the lowest return was -19.30% (quarter ended September 30, 2002).

Average Annual Total Returns            One Year   Since Inception   Inception Date
-----------------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Energy                        -17.04%       -12.47%          01/22/01
-----------------------------------------------------------------------------------
S&P 500 Index(1)                         -23.37%       -19.59%          01/22/01

Dow Jones U.S. Energy Sector Index(1)    -15.40%       -11.11%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Energy.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.16%
                                                -----
Total Annual ProFund Operating Expenses          2.16%
Fee Waivers/Reimbursements**                    -0.18%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Energy with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                    One Year   Three Years   Five Years   Ten Years
-------------------------------------------------------------------
ProFund VP Energy     $201        $659         $1,143       $2,479

P R O F U N D  V P  F I N A N C I A L

Investment Objective. ProFund VP Financial seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index.

The Dow Jones U.S. Financial Sector Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks,and online brokers; and publicly traded stock exchanges. As of March 31, 2003, the weighted average capitalization of the Index was approximately $6.1 billion.

Principal Investment Strategy. ProFund VP Financial invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Financial Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Financial may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Financial will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Financial are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Financial is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Financial's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Financial for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Financial by comparing average annual total returns of ProFund VP Financial to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Financial or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -14.88%

During the period covered in the bar chart, the highest return on shares of ProFund VP Financial for one quarter was 6.00% (quarter ended December 31, 2002) and the lowest return was -16.33% (quarter ended September 30, 2002).

Average Annual Total Returns               One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Financial                        -14.88%        -11.15%         01/22/01
--------------------------------------------------------------------------------------
S&P 500 Index(1)                            -23.37%        -19.59%         01/22/01

Dow Jones U.S. Financial Sector Index(1)    -14.37%        -10.20%         01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Financial.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.14%
                                                -----
Total Annual ProFund Operating Expenses          2.14%
Fee Waivers/Reimbursements**                    -0.16%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Financial with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------------
ProFund VP Financial     $201         $655        $1,135       $2,460

P R O F U N D  V P  H E A L T H C A R E

Investment Objective. ProFund VP Healthcare seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index.

The Dow Jones U.S. Healthcare Sector Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.6 billion.

Principal Investment Strategy. ProFund VP Healthcare invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Healthcare Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Healthcare may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Healthcare will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Healthcare are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Healthcare is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Healthcare's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Healthcare for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Healthcare by comparing average annual total returns of ProFund VP Healthcare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Healthcare or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -22.69%

During the period covered in the bar chart, the highest return on shares of ProFund VP Healthcare for one quarter was 3.73% (quarter ended December 31,
2002) and the lowest return was -17.31% (quarter ended June 30, 2002).

Average Annual Total Returns                One Year   Since Inception   Inception Date
---------------------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Healthcare                        -22.69%       -14.82%          01/22/01
---------------------------------------------------------------------------------------
S&P 500 Index(1)                             -23.37%       -19.59%          01/22/01

Dow Jones U.S. Healthcare Sector Index(1)    -21.85%       -13.89%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Healthcare.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.14%
                                                -----
Total Annual ProFund Operating Expenses          2.14%
Fee Waivers/Reimbursements**                    -0.16%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Healthcare with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        One Year   Three Years   Five Years   Ten Years
-----------------------------------------------------------------------
ProFund VP Healthcare      $201       $655         $1,135      $2,460

P R O F U N D  V P  I N D U S T R I A L

Investment Objective. ProFund VP Industrial seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Sector Index.

The Dow Jones U.S. Industrial Sector Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.8 billion.

Principal Investment Strategy. ProFund VP Industrial invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Industrial Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Industrial may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Industrial will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Industrial are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Industrial is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Industrial's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Industrial commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Industrial.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.65%
                                                -----
Total Annual ProFund Operating Expenses          2.65%
Fee Waivers/Reimbursements**                    -0.67%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Industrial with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        One Year   Three Years   Five Years   Ten Years
-----------------------------------------------------------------------
ProFund VP Industrial     $201         $760        $1,345      $2,934

P R O F U N D  V P  I N T E R N E T

Investment Objective. ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce - companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services - companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.5 billion.

Principal Investment Strategy. ProFund VP Internet invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones Composite Internet Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Internet may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Internet will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Internet are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and technology investment risk.

In addition to the risks noted above, ProFund VP Internet is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Internet's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Internet commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Internet.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.04%
                                                -----
Total Annual ProFund Operating Expenses          2.04%
Fee Waivers/Reimbursements**                    -0.06%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Internet with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                      One Year   Three Years   Five Years   Ten Years
---------------------------------------------------------------------
ProFund VP Internet     $201         $634        $1,093       $2,364

P R O F U N D  V P  L E I S U R E  G O O D S  &  S E R V I C E S

Investment Objective. ProFund VP Leisure Goods & Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Leisure Goods & Services Index.

The Dow Jones U.S. Leisure Goods & Services Index measures the performance of the leisure goods and services industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.7 billion.

Principal Investment Strategy. ProFund VP Leisure Goods & Services invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Leisure Goods & Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Leisure Goods & Services may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Leisure Goods & Services will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Leisure Goods & Services are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Leisure Goods & Services is also subject to risks faced by companies in the leisure goods and services industry, including: effects on securities prices and profitability based on the domestic and international economy, competition, disposable household income, consumer spending and consumer tastes; increased effects from government regulation; severe competition; and risks of new technologies. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Leisure Goods & Services' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Leisure Goods & Services has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Leisure Goods & Services.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
--------------------------------------------------
Investment Advisory Fees                      0.75%
Distribution (12b-1) Fees                     0.25%
Other Expenses**                              0.98%
                                              ----
Total Annual ProFund Operating Expenses       1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Leisure Goods & Services with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                     One Year   Three Years
-------------------------------------------
ProFund VP Leisure     $201         $621
Goods & Services

P R O F U N D  V P  O I L  D R I L L I N G  E Q U I P M E N T  &
S E R V I C E S

Investment Objective. ProFund VP Oil Drilling Equipment & Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil Drilling Equipment & Services Index.

The Dow Jones U.S. Oil Drilling Equipment & Services Index measures the performance of the oil drilling equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.7 billion.

Principal Investment Strategy. ProFund VP Oil Drilling Equipment & Services invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Oil Drilling Equipment & Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Oil Drilling Equipment & Services may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Oil Drilling Equipment & Services will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Oil Drilling Equipment & Services are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Oil Drilling Equipment & Services is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Oil Drilling Equipment & Services' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Oil Drilling Equipment & Services has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Oil Drilling Equipment & Services.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Oil Drilling Equipment & Services with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                               One Year   Three Years
---------------------------------------------------------------------
ProFund VP Oil Drilling Equipment & Services     $201         $621

P R O F U N D  V P  P H A R M A C E U T I C A L S

Investment Objective. ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research. As of March 31, 2003, the weighted average capitalization of the Index was approximately $24.9 billion.

Principal Investment Strategy. ProFund VP Pharmaceuticals invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Pharmaceuticals Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Pharmaceuticals may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Pharmaceuticals will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Pharmaceuticals are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Pharmaceuticals is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Pharmaceuticals' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Pharmaceuticals commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Pharmaceuticals.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.12%
                                                -----
Total Annual ProFund Operating Expenses          2.12%
Fee Waivers/Reimbursements**                    -0.14%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Pharmaceuticals with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------------------
ProFund VP Pharmaceuticals     $201         $650        $1,126       $2,441

P R O F U N D  V P  P R E C I O U S  M E T A L S

Investment Objective. ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold/Silver Sector Index.

The Philadelphia Stock Exchange Gold/Silver Sector Index measures the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones and pearls. The Index does not include producers of commemorative medals and coins that are made of these metals. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.0 billion.

Principal Investment Strategy. ProFund VP Precious Metals invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Philadelphia Stock Exchange Gold/Silver Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Precious Metals may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Precious Metals will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Precious Metals are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Precious Metals is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on ProFund VP Precious Metals' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Precious Metals commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Precious Metals.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses                                  0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP Precious Metals with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             One Year   Three Years   Five Years   Ten Years
----------------------------------------------------------------------------
ProFund VP Precious Metals     $201         $621        $1,068       $2,306

P R O F U N D  V P  R E A L  E S T A T E

Investment Objective. ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2003, the weighted average capitalization of the Index was approximately $1.7 billion.

Principal Investment Strategy. ProFund VP Real Estate invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Real Estate Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Real Estate may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Real Estate will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Real Estate are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Real Estate is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a REIT that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Real Estate's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Real Estate for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Real Estate by comparing average annual total returns of ProFund VP Real Estate to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Real Estate or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   0.02%

During the period covered in the bar chart, the highest return on shares of ProFund VP Real Estate for one quarter was 7.00% (quarter ended March 31, 2002) and the lowest return was -9.71% (quarter ended September 30, 2002).

Average Annual Total Returns          One Year   Since Inception   Inception Date
---------------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Real Estate                   0.02%         4.59%          01/22/01
---------------------------------------------------------------------------------
S&P 500 Index(1)                       -23.37%       -19.59%          01/22/01
Dow Jones U.S. Real Estate Index(1)     -2.96%         1.01%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Real Estate.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.13%
                                                -----
Total Annual ProFund Operating Expenses          2.13%
Fee Waivers/Reimbursements**                    -0.15%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Real Estate with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                         One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------------------
ProFund VP Real Estate     $201         $653        $1,130       $2,450

P R O F U N D  V P  S E M I C O N D U C T O R

Investment Objective. ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2003, the weighted average capitalization of the Index was approximately $5.3 billion.

Principal Investment Strategy. ProFund VP Semiconductor invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Semiconductor Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Semiconductor may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Semiconductor will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Semiconductor are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and technology investment risk.

In addition to the risks noted above, ProFund VP Semiconductor is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Semiconductor's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Semiconductor commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Semiconductor.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.33%
                                                -----
Total Annual ProFund Operating Expenses          2.33%
Fee Waivers/Reimbursements**                    -0.35%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Semiconductor with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                           One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------------
ProFund VP Semiconductor     $201         $694        $1,214       $2,639

P R O F U N D  V P  T E C H N O L O G Y

Investment Objective. ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.8 billion.

Principal Investment Strategy. ProFund VP Technology invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Technology Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Technology may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Technology will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Technology are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and technology investment risk. Stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Technology's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Technology for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Technology by comparing average annual total returns of ProFund VP Technology to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Technology or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -40.68%

During the period covered in the bar chart, the highest return on shares of ProFund VP Technology for one quarter was 21.41% (quarter ended December 31,
2002) and the lowest return was -27.58% (quarter ended June 30, 2002).

Average Annual Total Returns                One Year   Since Inception   Inception Date
---------------------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Technology                        -40.68%       -41.34%          01/22/01
---------------------------------------------------------------------------------------
S&P 500 Index(1)                             -23.37%       -19.59%          01/22/01

Dow Jones U.S. Technology Sector Index(1)    -38.82%       -39.65%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Technology.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.27%
                                                -----
Total Annual ProFund Operating Expenses          2.27%
Fee Waivers/Reimbursements**                    -0.29%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Technology with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP
Technology     $201         $682        $1,189       $2,583

P R O F U N D  V P  T E L E C O M M U N I C A T I O N S

Investment Objective. ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2003, the weighted average capitalization of the Index was approximately $14.3 billion.

Principal Investment Strategy. ProFund VP Telecommunications invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Telecommunications Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Telecommunications may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Telecommunications will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Telecommunications are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Telecommunications is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Telecommunications' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Telecommunications for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Telecommunications by comparing average annual total returns of ProFund VP Telecommunications to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Telecommunications or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -37.83%

During the period covered in the bar chart, the highest return on shares of ProFund VP Telecommunications for one quarter was 34.64% (quarter ended December 31, 2002) and the lowest return was -26.49% (quarter ended September 30, 2002).

Average Annual Total Returns                        One Year   Since Inception   Inception Date
-----------------------------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Telecommunications                        -37.83%       -33.97%          01/22/01
-----------------------------------------------------------------------------------------------
S&P 500 Index(1)                                     -23.37%       -19.59%          01/22/01

Dow Jones U.S. Telecommunications Sector Index(1)    -36.31%       -31.95%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Telecommunications.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.19%
                                                -----
Total Annual ProFund Operating Expenses          2.19%
Fee Waivers/Reimbursements**                    -0.21%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Telecommunications with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                     One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------
ProFund VP
Telecommunications     $201         $665        $1,115       $2,507

P R O F U N D  V P  U T I L I T I E S

Investment Objective. ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.4 billion.

Principal Investment Strategy. ProFund VP Utilities invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Utilities Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Utilities may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Utilities will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Utilities are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Utilities is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Utilities' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Utilities for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Utilities by comparing average annual total returns of ProFund VP Utilities to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Utilities or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   -23.94%

During the period covered in the bar chart, the highest return on shares of ProFund VP Utilities for one quarter was 3.69% (quarter ended March 31, 2002) and the lowest return was -20.47% (quarter ended September 30, 2002).

Average Annual Total Returns               One Year   Since Inception   Inception Date
--------------------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Utilities                        -23.94%       -21.45%          01/22/01
--------------------------------------------------------------------------------------
S&P 500 Index(1)                            -23.37%       -19.59%          01/22/01

Dow Jones U.S. Utilities Sector Index(1)    -24.63%       -22.11%          01/22/01

(1)  Reflects no deduction for fees or expenses.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Utilities.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.17%
                                                -----
Total Annual ProFund Operating Expenses          2.17%
Fee Waivers/Reimbursements**                    -0.19%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Utilities with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

             One Year   Three Years   Five Years   Ten Years
------------------------------------------------------------
ProFund VP
Utilities      $201         $661        $1,147       $2,488

P R O F U N D  V P  W I R E L E S S  C O M M U N I C A T I O N S

Investment Objective. ProFund VP Wireless Communications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Wireless Communications Index.

The Dow Jones U.S. Wireless Communications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $5.2 billion.

Principal Investment Strategy. ProFund VP Wireless Communications invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as the Dow Jones U.S. Wireless Communications Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. ProFund VP Wireless Communications may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Wireless Communications will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in ProFund VP Wireless Communications are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

In addition to the risks noted above, ProFund VP Wireless Communications is also subject to risks faced by companies in the wireless communications industry, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Wireless Communications' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Wireless Communications has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Wireless Communications.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution (12b-1) Fees                       0.25%
Other Expenses**                                0.98%
                                                ----
Total Annual ProFund Operating Expenses         1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** Other expenses are estimates as this ProFund VP had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in ProFund VP Wireless Communications with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                     One Year   Three Years
-----------------------------------------------------------
ProFund VP Wireless Communications     $201         $621

B O N D  B E N C H M A R K E D   P R O F U N D S  V P

ProFund                    Security                                          Daily Benchmark
-------                    --------                                          ---------------
U.S. Government Plus       Most recently issued 30-year U.S. Treasury Bond   125%
Rising Rates Opportunity   Most recently issued 30-year U.S. Treasury Bond   125% of the Inverse

ProFund VP U.S. Government Plus may be appropriate for investors who:

     . expect the yield on the most recently issued 30-year U.S. Treasury Bond to decrease.

ProFund VP Rising Rates Opportunity(R) may be appropriate for investors who:

     . expect the yield on the most recently issued 30-year U.S. Treasury Bond to increase.
     . want to protect (hedge) the value of a diversified portfolio of high grade and/or government bonds from a market downturn they anticipate.

P R O F U N D  V P  U .S .  G O V E R N M E N T  P L U S

Investment Objective. ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest rates rise.

If ProFund VP U.S. Government Plus is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

Principal Investment Strategy. ProFund VP U.S. Government Plus invests in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as one and one-quarter times (125%) the daily price movement of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics. ProFund VP U.S. Government Plus will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in ProFund VP U.S. Government Plus are market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, interest rate risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP U.S. Government Plus' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP U.S. Government Plus commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other investment companies or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP U.S. Government Plus.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
----------------------------------------------------
Investment Advisory Fees                        0.50%
Distribution (12b-1) Fees                       0.25%
Other Expenses                                  0.96%
                                                ----
Total Annual ProFund Operating Expenses         1.71%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Example: This example is intended to help you compare the cost of investing in ProFund VP U.S. Government Plus with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                  One Year   Three Years   Five Years   Ten Years
-----------------------------------------------------------------
ProFund VP U.S.
Government Plus     $174         $539          $928       $2,019

P R O F U N D  V P  R I S I N G  R A T E S  O P P O R T U N I T Y

Investment Objective. ProFund VP Rising Rates Opportunity(R) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of ProFund VP Rising Rates Opportunity generally should decrease as interest rates fall.

If ProFund VP Rising Rates Opportunity is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day.

Principal Investment Strategy. ProFund VP Rising Rates Opportunity takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as one and one-quarter times (125%) the inverse of the daily price movement of the Long Bond. ProFund VP Rising Rates Opportunity will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in ProFund VP Rising Rates Opportunity are market risk, debt instrument risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, interest rate risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP Rising Rates Opportunity's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Rising Rates Opportunity commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Rising Rates Opportunity.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   1.13%
                                                -----
Total Annual ProFund Operating Expenses          2.13%
Fee Waivers/Reimbursements**                    -0.15%
                                                -----
Total Net Annual ProFund Operating Expenses      1.98%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Rising Rates Opportunity with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                    One Year   Three Years   Five Years   Ten Years
-------------------------------------------------------------------
ProFund VP Rising
Rates Opportunity     $201         $653        $1,130       $2,450

P R O F U N D  V P  M O N E Y  M A R K E T

ProFund VP Money Market may be appropriate for investors who:

     . seek current income consistent with liquidity and preservation of capital.
     . want to maintain a neutral exposure to the stock market. The income earned from an investment in ProFund VP Money Market can keep their capital at work.

P R O F U N D  V P  M O N E Y  M A R K E T

Investment Objective. ProFund VP Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy. ProFund VP Money Market may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities and repurchase agreements. ProFund VP Money Market may also invest in asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

In order to maintain a stable share price, it maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in ProFund VP Money Market are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. ProFund VP Money Market also may invest in securities that have features that reduce their effective maturities to 397 days or less on their purchase date. ProFund VP Money Market buys U.S. Government debt obligations, money market instruments and other debt obligations that at the time of purchase:

     . have received the highest short-term rating from two nationally recognized statistical rating organizations;

     . have received the highest short-term rating from one rating organization (if only one organization rates the security);

     .    if unrated, are determined to be of similar quality by ProFund
          Advisors; or

     . have no short-term rating, but are rated in the three highest long-term rating categories, or are determined to be of similar quality by ProFund Advisors.

Because many of the principal investments of ProFund VP Money Market are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks. ProFund VP Money Market may invest in other types of instruments, as described in the Statement of Additional Information.

Principal Risk Considerations. The principal risks of investing in ProFund VP Money Market are market risk, interest rate risk, debt instrument risk, active investor risk and repurchase agreement risk. In addition, ProFund VP Money Market is also subject to the following risks:

     . Credit Risk: A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.
     . Security Selection Risk: While ProFund VP Money Market invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause ProFund VP Money Market's yield to lag behind those of similar money market funds.
     . Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, ProFund VP Money Market may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce ProFund VP Money Market's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.
     . Financial Services Industry Concentration Risk: Because ProFund VP Money Market may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in ProFund VP Money Market is not a deposit in a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While ProFund VP Money Market tries to maintain a stable net asset value of $1.00 per share, there is no guarantee that ProFund VP Money Market will do so, and you could lose money by investing in this ProFund VP.

For more information on ProFund VP Money Market's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

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Fund Performance. The bar chart below shows the performance of ProFund VP Money
Market for the latest calendar year. The table below provides an indication of the risks of investing in ProFund VP Money Market by showing the variability of the annual total returns of ProFund VP Money Market. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Money Market or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31
2002   0.21%

During the period covered in the bar chart, the highest return on shares of ProFund VP Money Market for one quarter was 0.09% (quarter ended December 31,
2002) and the lowest return was 0.00% (quarter ended September 30, 2002).

Average Annual Total Returns   One Year   Since Inception   Inception Date
--------------------------------------------------------------------------
As of December 31, 2002
ProFund VP Money Market          0.21%         0.25%           10/29/01

The 7-day yield (the income for the previous 7 days projected over a full year) for ProFund VP Money Market as of December 31, 2002 was 0.36%.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Money Market.

Annual Fund Operating Expenses*
(as a percentage of average daily net assets)
-----------------------------------------------------
Investment Advisory Fees                         0.75%
Distribution (12b-1) Fees                        0.25%
Other Expenses                                   0.51%
                                                -----
Total Annual ProFund Operating Expenses          1.51%
Fee Waivers/Reimbursements**                    -0.16%
                                                -----
Total Net Annual ProFund Operating Expenses      1.35%

* The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.35% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Money Market with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

               One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------
ProFund VP
Money Market     $137        $462          $809       $1,788

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S T R A T E G I E S  A N D  R I S K S

"The non-money market ProFunds VP take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks."

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S T R A T E G I E S  A N D  R I S K S

More On Strategies: In seeking to achieve the ProFunds VP investment objectives (other than ProFund VP Money Market), of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark.

The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval. Each ProFund VP reserves the right to substitute a different index or security for the index or security underlying its benchmark. ProFund Advisors does not invest the assets of the ProFunds VP in stocks or financial instruments based on ProFund Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds VP. The ProFunds VP, other than ProFund VP Money Market, are designed to correspond to the daily performance, the inverse of the daily performance, or a multiple of the daily performance or inverse performance, of a benchmark index - whether the benchmark index is rising or falling. Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark index without regard to market conditions, trends or direction. The ProFunds also do not take temporary defensive positions. The ProFunds VP do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds VP from achieving such results.

The ProFunds VP take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks. A ProFund VP may invest in securities or instruments that are not included in the index underlying its benchmark if ProFund Advisors believes it is appropriate in view of the ProFund VP's investment objective. In addition to each ProFund VP's principal investment strategy, each ProFund VP is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective.

Under normal circumstances, all Mid-Cap, Small-Cap and Large-Cap ProFunds VP, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraDow 30, ProFund VP UltraEurope, and all Sector ProFunds VP seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily price return characteristics as their benchmarks. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds VP subject to this policy will provide shareholders with at least 60 days' prior notice of any change in the policy.

Investors should be aware that investments made by a ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment adviser, including mutual funds with names, investment objectives and policies similar to a ProFund VP.

Important Concepts and Definitions:
This section describes important concepts that may be unfamiliar to an investor.

..    Collar is the simultaneous purchase of an equity floor and the sale of an equity cap (specified financial terms are described in this section).

..    Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

..    Depositary Receipts (DRs), include American Depositary Receipts (ADRs),
     Global Depositary Receipts (GDRs), and New York Shares (NYSs).

     . ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

     . GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

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

     . NYSs (or "direct shares") are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations' exchanges.

..    Equity Cap is an agreement in which one party, for a premium paid up-front, agrees to pay the other party at a specific time period if a designated stock market benchmark moves above a certain level, agreed upon in advance.

..    Equity Securities are securities that include common stock, preferred securities, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

..    Financial Instruments The ProFunds VP (excluding ProFund VP Money Market)
     may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index such as futures contracts, options on futures contracts, equity caps, collars, floors, swap agreements, forward contracts, structured notes, options on securities and stock indices and investments covering such positions. The ProFunds VP may invest in financial instruments as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Financial instruments may also be used to produce economically "leveraged" investment results.

..    Floors are agreements in which one party, for a premium paid up-front, agrees to pay the other party at a specific time period if a designated stock market benchmark falls below a certain level, agreed upon in advance.

..    Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

..    Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date.

..    Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value. Swap agreements, borrowing, futures contracts, short sales, and options on securities indexes and futures contracts all may be used to create leverage. While only certain ProFunds VP employ leverage, all of the ProFunds VP (except ProFund VP Money Market) may use leveraged investment techniques for investment purposes.

..    Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

..    Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives you the right to sell a stock at an agreed-upon price on or before a certain date.

..    Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

..    Repurchase Agreements are agreements between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time.

..    Reverse Repurchase Agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time.

..    Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund VP's investment objective, a ProFund VP may hold a representative sample of the securities in the index underlying a ProFund VP's benchmark, which have aggregate characteristics similar to those of the index. In addition, a ProFund VP may invest in securities that are not included in the index or may overweight or underweight certain securities or groups of securities contained in the index.

..    Selling Short is selling a stock, usually borrowed, and buying it back at a later date.

..    Structured Notes are complex debt instruments in which the issuer enters into one or more swap arrangements to change the cash flows it is required to make.

..    Swap Agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

..    U.S. Government Securities are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

More on Risks: Like all investments, the ProFunds VP entail risks. Many factors affect the value of an investment in a ProFund VP. The factors most likely to have a significant impact on a ProFund VP's portfolio are called "principal risks." The principal risks for each ProFund VP are identified in each ProFund VP description and are described below. A ProFund VP may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains additional information about the ProFunds VP, their investment strategies and related risks.

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

In addition to the general risks described above, the following risks may apply:

Active Investor Risk (All ProFunds VP). ProFund Advisors expects a significant portion of the assets of the ProFunds VP to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the ProFunds VP may negatively impact a ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds VP except ProFund VP Money Market). The ProFunds VP use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, swap agreements, options on securities and indices, forward contracts and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds VP to potentially dramatic changes in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques may also expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund VP's benchmark index, including: 1) the risk that an instrument is mispriced; 2) credit or performance risk on the amount each ProFund VP expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of derivative instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund VP's position in a particular instrument when desired.

Concentration Risk (ProFund VP Asia 30,ProFund VP UltraDow 30 and Sector ProFunds VP). Concentration risk results from maintaining exposure to issuers conducting business in specific market or industry sectors, and the risk that those issuers (or market sector) will perform poorly and therefore negatively impact the ProFunds VP subject to this risk. Each of ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Correlation Risk (All ProFunds VP except ProFund VP Money Market). A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. The following factors, including fees and expenses and income items, may adversely affect a ProFund VP's correlation with its benchmark. A ProFund VP may invest in securities or in other financial instruments not included in its benchmark index. A ProFund VP may not have investment exposure to all securities in its benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP and may receive information on purchases and redemptions into or out of a ProFund VP after the relevant exchange or market closes, potentially resulting in the ProFund VP being over- or under-exposed. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund VP being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund VP may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses. Activities surrounding the annual Russell 2000 Index reconstitution on the last business day of June may impair the ProFunds VP benchmarked to the Russell 2000 Index from meeting their daily investment objective on that day.

Debt Instrument Risk (ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market). Each ProFund VP may invest in debt instruments, and ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market may invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund VP to decrease.

Equity Risk (All Classic, Ultra, Inverse and Sector ProFunds VP). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease. The Inverse ProFunds VP respond differently to these risks than positively correlated funds.

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

Foreign Investment Risk (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan and ProFund VP UltraEurope). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund VP may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Geographic Concentration Risk (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan and ProFund VP UltraEurope). Certain ProFunds VP may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic regions in which they focus their investments. For example, in 1997 and 1998, the values of some Asian currencies declined significantly, triggering a loss of investor confidence that resulted in a decline in the value of the stock markets, and individual company stocks, in the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. Similarly, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries, and particularly those in Eastern Europe, implement significant free market economic reforms. Japanese economic growth has weakened and Japan's stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan's economy and financial system, among other considerations.

Growth Investing Risk (ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Growth and ProFund VP Small-Cap Growth). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market). Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds VP and ProFund VP Rising Rates Opportunity). Shareholders in the Inverse ProFunds VP and ProFund VP Rising Rates Opportunity should lose money when the index or security underlying such ProFund VP's benchmark rises - a result that is the opposite from traditional equity or bond mutual funds.

Leverage Risk (Ultra ProFunds VP, ProFund VP UltraBear, ProFund VP UltraShort OTC and Bond Benchmarked ProFunds VP). Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Leverage should cause investors to lose more money in market environments adverse to their daily investment objective.

Liquidity Risk (All ProFunds VP except ProFund VP Money Market). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

Market Risk (All ProFunds VP). The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP, other than the Inverse ProFunds VP, ProFund VP Rising Rates Opportunity and ProFund VP Money Market, should normally lose value on days when the index underlying their benchmark declines (adverse market conditions for these ProFunds VP). Investors in the Inverse ProFunds VP and ProFund VP Rising Rates Opportunity should lose value on days when the index underlying their benchmark increases (adverse market conditions for these ProFunds VP).

Mid-Cap Company Investment Risk (ProFund VP Mid-Cap, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth and ProFund VP UltraMid-Cap). Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk (All ProFunds VP). The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if

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

ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund VP whose index underlying its benchmark comprises a small number of stocks or other securities.

Repurchase Agreement Risk (All ProFunds VP). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund VP may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund VP may have difficulty exercising rights to the collateral.

Short Sale Risk (Inverse ProFunds VP and ProFund VP Rising Rates Opportunity). Selling short is a technique that may be employed by a ProFund VP to seek gains when its benchmark index or security declines or to adjust investment exposure to a benchmark index. If a ProFund VP buys back the security at a price lower than the price at which it sold the security plus interest incurred, the ProFund VP will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus interest accrued, the ProFund VP will incur a negative return (loss) on the transaction. The ProFunds VP use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a ProFund VP and may lower a ProFund VP's return or result in a loss.

Small-Cap Company Investment Risk (ProFund VP Small-Cap, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP UltraSmall-Cap and ProFund VP Short-Small Cap). The risk of equity investing may be particularly acute with securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads, lower trading volumes and may be less liquid than the stocks of larger companies. Liquidating positions in turbulent market conditions could become difficult. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap companies' share prices.

Technology Investment Risk (ProFund VP OTC, ProFund VP UltraOTC, ProFund VP Short OTC, ProFund VP UltraShort OTC, ProFund VP Internet, ProFund VP Semiconductor and ProFund VP Technology). Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk (ProFund VP Large-Cap Value, ProFund VP Mid-Cap Value and ProFund VP Small-Cap Value). Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk (Ultra ProFunds VP, ProFund VP UltraBear, ProFund VP UltraShort OTC and Bond Benchmarked ProFunds VP). The ProFunds VP subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index. Therefore, they experience greater volatility than the indexes underlying their benchmarks and thus have the potential for greater losses.

P R O F U N D S  M A N A G E M E N T

"The Board of Trustees is responsible for the general supervision of the Trust, including the ProFunds VP. The Trust's officers are responsible for the day-to-day operations of the ProFunds VP."

P R O F U N D S  M A N A G E M E N T

BOARD OF TRUSTEES AND OFFICERS

The ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for day-to-day operations of the ProFunds VP.

INVESTMENT ADVISER

ProFund Advisors LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP and provides investment advice and management services to the ProFunds VP. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each ProFund VP, except ProFund VP UltraEurope and ProFund VP U.S. Government Plus, for which it is entitled to receive annual fees equal to 0.90% and 0.50%, respectively, of the average daily net assets of each such ProFund VP. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2002, each ProFund VP which had a full year of operations, paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
Bull                         0.75%
Small-Cap                    0.75%
OTC                          0.71%
Europe 30                    0.71%
UltraBull                    0.63%
UltraSmall-Cap               0.61%
UltraOTC                     0.67%
Bear                         0.71%
Biotechnology                0.61%
Energy                       0.60%
Financial                    0.62%
Healthcare                   0.62%
Real Estate                  0.62%
Technology                   0.52%
Telecommunications           0.58%
Utilities                    0.59%
Money Market                 0.61%

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex(R) Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each ProFund VP is managed by an investment team chaired by Dr. Seale.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of ProFund VP shares and is an affiliate of BISYS Fund Services Limited Partnership ("BISYS"). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP for such services. During the year ended December 31, 2002, each ProFund VP which had a full year of operations paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
Bull                         0.15%
Small-Cap                    0.15%
OTC                          0.14%
Europe 30                    0.14%
UltraBull                    0.13%
UltraSmall-Cap               0.12%
UltraOTC                     0.13%
Bear                         0.14%
Biotechnology                0.12%
Energy                       0.12%
Financial                    0.12%
Healthcare                   0.12%
Real Estate                  0.12%
Technology                   0.10%
Telecommunications           0.12%
Utilities                    0.12%
Money Market                 0.12%

INDEX INFORMATION

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," "500", and "S&P MidCap 400," "Standard &Poor's MidCap 400," "S&P Small-Cap 600," "Standard &Poor's Small-Cap 600," "S&P MidCap 400/Barra Growth Index," "S&P MidCap 400/Barra Value Index," "S&P SmallCap 600/Barra Growth Index," and "S&P Small-Cap 600/Barra Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000 Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange(R)", "PHLX(R)", "PHLX Gold/Silver Sector(SM)" and "XAU(SM)" are trademarks or service marks of the Philadelphia Stock Exchange, Inc. The ProFunds VP are not sponsored, endorsed, sold or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange or the Frank Russell Company and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds VP.

"Dow Jones," "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

     . Sponsor, endorse, sell or promote ProFund VP UltraDow 30 or Sector ProFunds VP (together, the "ProFunds VP").
     . Recommend that any person invest in the ProFunds VP or any other securities.
     . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.
     . Have any responsibility or liability for the administration, management of marketing of the ProFunds VP.
     . Consider the needs of the ProFunds VP or the owners of the ProFunds VP in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

     . The results to be obtained by the ProFunds VP, the owner of the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
     . The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
     . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

G E N E R A L  P R O F U N D S  V P  I N F O R M A T I O N

"Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order."

G E N E R A L  P R O F U N D S  V P  I N F O R M A T I O N

CALCULATING SHARE PRICES
(All ProFunds VP Except ProFund VP Money Market)

Each ProFund VP (other than ProFund VP UltraEurope) calculates its daily share price on the basis of the net asset value of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. The net asset value of shares of ProFund VP UltraEurope is determined as of the latest close of trading of the three exchanges tracked by the ProFunds Europe Index (ordinarily 2:00 PM Eastern time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business.

Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order. If a ProFund VP's portfolio investments trade in markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may vary on days when investors cannot purchase or redeem shares.

Each ProFund VP determines its net asset value per share by dividing the market value of the ProFund VP's assets, less the ProFund VP's liabilities, by the number of the ProFund VP's outstanding shares.

A ProFund VP's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund VP sold it. See the Statement of Additional Information for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund VP's underlying investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. For example, if the Bond Market Association recommends an early close of the bond markets, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may also close early.

The London Stock Exchange, Frankfurt Stock Exchange or Paris Bourse closes for the following holidays in 2003: May Day, Spring Bank Holiday, Pentecost Monday, Bastille Day, Summer Bank Holiday, Christmas Day, and Boxing Day. Holidays scheduled for 2003 include: New Year's Day, Good Friday and Easter Monday. Please note that holiday schedules are subject to change without notice.

CALCULATING THE PROFUND VP MONEY MARKET'S SHARE PRICE

ProFund VP Money Market calculates daily share prices on the basis of the net asset value of shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. The bond markets or other primary trading markets for ProFund VP Money Market may close early on the day before certain holidays on which the NYSE is closed, and the day after Thanksgiving. If the Bond Market Association recommends an early close of the bond markets, ProFund VP Money Market also may close early. ProFund VP Money Market will cease taking transaction requests at such times, including requests to exchange to or from other ProFunds VP. ProFund VP Money Market's net asset value will normally be $1.00, although ProFund Advisors cannot guarantee that this will always be the case. ProFund VP Money Market uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds VP intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Each ProFund VP will reinvest these distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash distribution. As a general policy, ProFunds VP do not announce dividend distribution dates in advance.

ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay the dividends on a monthly basis. ProFund VP Real Estate declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. ProFund VP U.S. Government Plus, ProFund VP Money Market and ProFund VP Real Estate will pay annually any long-term capital gains as well as any short-term capital gains that they did not distribute during the year, but reserve the right to include in the dividend any short-term capital gains on securities that they sell. Each of the other ProFunds VP declares and distributes net investment income, if any, and net capital gains, if any, at least annually. Each ProFund VP, however, may declare an additional capital gains distribution if such a distribution would be in the best interest of the shareholders of the ProFund VP.

ProFund VP Money Market may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.

PURCHASING AND REDEEMING  SHARES

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

Investors do not deal directly with the ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

DISTRIBUTION (12B-1) PLAN FEES

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

SERVICE FEES

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no cost to the ProFunds VP, amounts to insurers, broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub-administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

TAX INFORMATION

Each ProFund VP intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each ProFund VP qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed. Each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue. Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

F I N A N C I A L  H I G H L I G H T S

The following tables provide a picture of the performance of each of the ProFunds VP for each year ended December 31 since inception.

No information is presented for ProFund VP Mid-Cap, ProFund VP Large-Cap Value, ProFund VP Large Cap Growth, ProFund VP Bull Plus, ProFund VP UltraDow 30, ProFund VP UltraEurope, ProFund VP UltraBear, ProFund VP UltraShort OTC, ProFund VP Airlines, ProFund VP Leisure Goods & Services, ProFund VP Oil Drilling Equipment & Services and ProFund VP Wireless Communications, as these ProFunds VP were not open for investment as of December 31, 2002. The total return information represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund VP, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds VP appear in the annual report of the ProFunds VP for the fiscal year ended December 31, 2002. The annual report is available free of charge by calling (888) 776-3637.

PROFUNDS VP
PROFUND VP BULL

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                         FOR THE                FOR THE PERIOD
                                                        YEAR ENDED         MAY 1, 2001(a) THROUGH
                                                     DECEMBER 31, 2002        DECEMBER 31, 2001
                                                     -----------------     ----------------------
Net Asset Value, Beginning of Period                 $           26.94     $                30.00
                                                     -----------------     ----------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.04)(b)                  (0.11)(b)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts                             (6.42)                     (2.95)
                                                     -----------------     ----------------------
  Total income/(loss) from investment activities                 (6.46)                     (3.06)
                                                     -----------------     ----------------------
Net Asset Value, End of Period                       $           20.48     $                26.94
                                                     =================     ======================
Total Return                                                    (23.98)%                   (10.20)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                              $      92,749,513     $           20,585,768
Ratio of expenses to average net assets                           1.91%                      2.25%(d)
Ratio of net investment income/(loss) to average
 net assets                                                      (0.18)%                    (0.60)%(d)
Portfolio turnover                                                 260%                       325%

----------
(a)  Commencement of operations
(b) Per share net investment income(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP SMALL-CAP

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                           FOR THE PERIOD
                                                         FOR THE           MAY 1, 2001(a)
                                                       YEAR ENDED              THROUGH
                                                    DECEMBER 31, 2002     DECEMBER 31, 2001
                                                    -----------------     -----------------
Net Asset Value, Beginning of Period                $           28.56     $           30.00
                                                    -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                  (0.16)(b)             (0.10)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                               (6.25)                (1.34)
                                                    -----------------     -----------------
  Total income/(loss) from investment activities                (6.41)                (1.44)
                                                    -----------------     -----------------
Net Asset Value, End of Period                      $           22.15     $           28.56
                                                    =================     =================
Total Return                                                   (22.44)%               (4.80)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $      38,611,882     $      19,964,980
Ratio of expenses to average net assets                          1.97%                 2.25%(d)
Ratio of net investment income/(loss) to average
 net assets                                                     (0.62)%               (0.53)%(d)
Ratio of expenses to average net assets*                         1.97%                 2.65%(d)
Portfolio turnover                                                527%                2,627%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP OTC

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                     FOR THE               FOR THE PERIOD
                                                                    YEAR ENDED         JANUARY 22, 2001(a) THROUGH
                                                                DECEMBER 31, 2002          DECEMBER 31, 2001
                                                                -----------------     ---------------------------
Net Asset Value, Beginning of Period                            $           17.53     $                     30.00
                                                                -----------------     ---------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.23)(b)                       (0.27)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                    (6.54)                         (12.20)
                                                                -----------------     ---------------------------
  Total income/(loss) from investment activities                            (6.77)                         (12.47)
                                                                -----------------     ---------------------------
Net Asset Value, End of Period                                  $           10.76     $                     17.53
                                                                =================     ===========================
Total Return                                                               (38.62)%                        (41.57)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      76,249,564     $                70,774,480
Ratio of expenses to average net assets                                      1.98%                           1.91%(d)
Ratio of net investment income/(loss) to average net assets                 (1.75)%                         (1.61)%(d)
Ratio of expenses to average net assets*                                     2.03%                           1.91%(d)
Portfolio turnover                                                            534%                            918%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP MID-CAP VALUE

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                 FOR THE PERIOD
                                                                 MAY 1, 2002(a)
                                                                    THROUGH
                                                                DECEMBER 31, 2002
                                                                -----------------
Net Asset Value, Beginning of Period                            $          30.00
                                                                -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.02)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                    (6.73)
                                                                -----------------
  Total income/(loss) from investment activities                            (6.75)
                                                                -----------------
Net Asset Value, End of Period                                  $           23.25
                                                                =================
Total Return                                                               (22.50)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      12,486,529
Ratio of expenses to average net assets                                      1.98%(d)
Ratio of net investment income/(loss) to average net assets                 (0.14)%(d)
Ratio of expenses to average net assets*                                     2.25%(d)
Portfolio turnover                                                          1,361%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP MID-CAP GROWTH

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                 FOR THE PERIOD
                                                                 MAY 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                                -----------------
Net Asset Value, Beginning of Period                            $           30.00
                                                                -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.21)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                    (6.43)
                                                                -----------------
  Total income/(loss) from investment activities                            (6.64)
                                                                -----------------
Net Asset Value, End of Period                                  $           23.36
                                                                =================
Total Return                                                               (22.13)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      15,064,138
Ratio of expenses to average net assets                                      1.98%(d)
Ratio of net investment income/(loss) to average net assets                 (1.32%)(d)
Ratio of expenses to average net assets*                                     2.22%(d)
Portfolio turnover                                                          1,594%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP SMALL-CAP VALUE

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                 FOR THE PERIOD
                                                                  MAY 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                                -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $         30.00
                                                                 ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.09)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                  (8.40)
                                                                 ---------------
  Total income/(loss) from investment activities                           (8.49)
                                                                 ---------------
NET ASSET VALUE, END OF PERIOD                                   $         21.51
                                                                 ===============
TOTAL RETURN                                                              (28.30%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                          $    29,165,434
Ratio of expenses to average net assets                                     1.98% (d)
Ratio of net investment income/(loss) to average net assets                (0.61%)(d)
Ratio of expenses to average net assets*                                    2.45% (d)
Portfolio turnover                                                         1,253%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP SMALL-CAP GROWTH

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                 FOR THE PERIOD
                                                                 MAY 1, 2002(a)
                                                                    THROUGH
                                                                DECEMBER 31, 2002
                                                                -----------------
Net Asset Value, Beginning of Period                            $           30.00
                                                                -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.21)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures cont                                                         (6.45)
                                                                -----------------
  Total income/(loss) from investment activities                            (6.66)
                                                                -----------------
Net Asset Value, End of Period                                  $           23.34
                                                                =================
Total Return                                                               (22.20)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      23,967,631
Ratio of expenses to average net assets                                      1.98%(d)
Ratio of net investment income/(loss) to average net assets                 (1.34)%(d)
Ratio of expenses to average net assets*                                     2.20%(d)
Portfolio turnover                                                          1,260%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP ASIA 30

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                 FOR THE PERIOD
                                                                 MAY 1, 2002(a)
                                                                    THROUGH
                                                                DECEMBER 31, 2002
                                                                -----------------
Net Asset Value, Beginning of Period                            $           30.00
                                                                -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.06(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                    (6.55)
                                                                -----------------
  Total income/(loss) from investment activities                            (6.49)
                                                                -----------------
Net Asset Value, End of Period                                  $           23.51
                                                                =================
Total Return                                                               (21.63)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      18,576,194
Ratio of expenses to average net assets                                      1.98%(d)
Ratio of net investment income/(loss) to average net assets                  0.35%(d)
Ratio of expenses to average net assets*                                     2.03%(d)
Portfolio turnover                                                          1,321%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP EUROPE 30

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                        FOR THE                FOR THE
                                                                       YEAR ENDED             YEAR ENDED
                                                                    DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                    -----------------      -----------------
Net Asset Value, Beginning of Period                                $           24.26      $           31.98
                                                                    -----------------      -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   0.07(b)               (0.04)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                       (6.32)                 (7.68)
                                                                    -----------------      -----------------
  Total income/(loss) from investment activities                                (6.25)                 (7.72)
                                                                    -----------------      -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                           -                      -
                                                                    -----------------      -----------------
Net Asset Value, End of Period                                      $           18.01      $           24.26
                                                                    =================      =================
Total Return                                                                   (25.76)%               (24.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $      33,119,003      $      52,253,162
Ratio of expenses to average net assets                                          1.98%                  1.89%
Ratio of net investment income/(loss) to average net
 assets                                                                          0.33%                 (0.14)%
Ratio of expenses to average net assets*                                         2.03%                  1.89%
Portfolio turnover                                                              1,280%                 1,002%

                                                                        FOR THE                   FOR THE PERIOD
                                                                       YEAR ENDED          OCTOBER 18, 1999(a) THROUGH
                                                                    DECEMBER 31, 2000            DECEMBER 31, 1999
                                                                    -----------------      ---------------------------
Net Asset Value, Beginning of Period                                $           36.82      $                     30.00
                                                                    -----------------      ---------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   0.09(b)                         (0.04)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                       (4.79)                            6.86
                                                                    -----------------      ---------------------------
  Total income/(loss) from investment activities                                (4.70)                            6.82
                                                                    -----------------      ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                       (0.14)                               -
                                                                    -----------------      ---------------------------
Net Asset Value, End of Period
                                                                    $           31.98      $                     36.82
                                                                    =================      ===========================
Total Return                                                                   (12.75)%                          22.73%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $      25,003,610      $                 3,262,131
Ratio of expenses to average net assets                                          1.65%                            1.78%(d)
Ratio of net investment income/(loss) to average net
 assets                                                                          0.26%                           (1.00)%(d)
Ratio of expenses to average net assets*                                         1.65%                            2.39%(d)
Portfolio turnover                                                              1,434%                             100%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP JAPAN

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                              FOR THE PERIOD
                                                               MAY 1, 2002(a)
                                                                 THROUGH
                                                             DECEMBER 31, 2002
                                                             -----------------
Net Asset Value, Beginning of Period                         $           30.00
                                                             -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                           (0.14%)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                (7.90)
                                                             -----------------
  Total income/(loss) from investment activities                         (8.04)
                                                             -----------------
Net Asset Value, End of Period                               $           21.96
                                                             =================
Total Return                                                            (26.80)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                      $       3,072,361
Ratio of expenses to average net assets                                   1.98%(d)
Ratio of net investment income/(loss) to average net assets              (0.85)%(d)
Ratio of expenses to average net assets*                                  2.06%(d)
Portfolio turnover                                                           -

--------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP ULTRABULL (FORMERLY PROFUND VP BULL PLUS)

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                   FOR THE PERIOD
                                                                FOR THE           JANUARY 22, 2001(a)
                                                               YEAR ENDED             THROUGH
                                                           DECEMBER 31, 2002      DECEMBER 31, 2001
                                                           -----------------      -------------------
Net Asset Value, Beginning of Period                       $           22.71      $             30.00
                                                           -----------------      -------------------
  Net investment income/(loss)                                         (0.08)(b)                (0.09)(b)
  Net realized and unrealized gains/(losses) on
   investments, futures contracts and swap contracts                   (8.12)                   (7.20)
                                                           -----------------      -------------------
  Total income/(loss) from investment activities                       (8.20)                   (7.29)
                                                           -----------------      -------------------
Net Asset Value, End of Period                             $           14.51      $             22.71
                                                           =================      ===================
Total Return                                                          (36.11)%                 (24.30)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                    $      42,287,811      $        64,185,852
Ratio of expenses to average net assets                                 1.98%                    1.94%(d)
Ratio of net investment income/(loss) to average net assets            (0.46)%                  (0.42)%(d)
Ratio of expenses to average net assets*                                2.12%                    1.94%(d)
Portfolio turnover                                                     1,249%                     682%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS
PROFUND VP ULTRAMID-CAP

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                          FOR THE PERIOD
                                                                          MAY 1, 2002(a)
                                                                             THROUGH
                                                                        DECEMBER 31, 2002
                                                                        -----------------
Net Asset Value, Beginning of Period                                    $           30.00
                                                                        -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                      (0.09)(b)
  Net realized and unrealized gains/(losses) on investments,
       futures contracts and swap contracts                                        (12.59)
                                                                        -----------------
  Total income/(loss) from investment activities                                   (12.68)
                                                                        -----------------
Net Asset Value, End of Period                                          $           17.32
                                                                        =================
Total Return                                                                       (42.27)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                 $      20,777,243
Ratio of expenses to average net assets                                              1.98%(d)
Ratio of net investment income/(loss) to average net assets                         (0.72)%(d)
Ratio of expenses to average net assets*                                             2.36%(d)
Portfolio turnover                                                                  2,654%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP ULTRASMALL-CAP

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                        FOR THE                FOR THE
                                                                       YEAR ENDED             YEAR ENDED
                                                                    DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                    -----------------      -----------------
Net Asset Value, Beginning of Period                                $           25.51      $           27.61
                                                                    -----------------      -----------------
  Net investment income/(loss)                                                  (0.16)(b)              (0.17)(b)
  Net realized and unrealized gains/(losses) on investments,
    futures contracts and swaps contracts                                       (10.71)                (1.93)
                                                                    -----------------      -----------------
  Total income/(loss) from investment operations                               (10.87)                 (2.10)
                                                                    -----------------      -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                             -                      -
  Net realized gains on investments and futures contracts                           -                      -
                                                                    -----------------      -----------------
  Total distributions                                                               -                      -
                                                                    -----------------      -----------------
Net Asset Value, End of Period                                      $           14.64      $           25.51
                                                                    =================      =================
Total Return                                                                   (42.61)%                (7.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $      30,560,971      $      89,040,827
Ratio of expenses to average net assets                                          1.98%                  2.11%
Ratio of net investment income/(loss) to average net
 assets                                                                         (0.78)%                (0.69)%
Ratio of expenses to average net assets*                                         2.15%                  2.11%
Portfolio turnover                                                              1,511%                   842%

                                                                        FOR THE                   FOR THE PERIOD
                                                                       YEAR ENDED          OCTOBER 18, 1999(a) THROUGH
                                                                    DECEMBER 31, 2000            DECEMBER 31, 1999
                                                                    -----------------      ---------------------------
Net Asset Value, Beginning of Period                                $           35.99      $                     30.00
  Net investment income/(loss)                                      -----------------      ---------------------------
  Net realized and unrealized gains/(losses) on investments,                    (0.04)(b)                         0.06
    futures contracts and swaps contracts
                                                                                (7.90)                            5.93
  Total income/(loss) from investment operations                    -----------------      ---------------------------
                                                                                (7.94)                            5.99
DISTRIBUTIONS TO SHAREHOLDERS FROM:                                 -----------------      ---------------------------
  Net investment income
  Net realized gains on investments and futures contracts                       (0.02)
                                                                                (0.42)                               -
  Total distributions                                               -----------------      ---------------------------
                                                                                (0.44)                               -
Net Asset Value, End of Period                                      -----------------      ---------------------------
                                                                    $           27.61      $                     35.99
Total Return                                                        =================      ===========================
RATIOS/SUPPLEMENTAL DATA:                                                      (22.14)%                          19.97%(c)
Net assets, end of year                                             $      33,387,952      $                 9,803,920
Ratio of expenses to average net assets                                          1.95%                            1.70%(d)
Ratio of net investment income/(loss) to average net
 assets                                                                         (0.12)%                           1.75%(d)
Ratio of expenses to average net assets*                                         2.24%                            2.53%(d)
Portfolio turnover                                                              1,971%                             686%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP ULTRAOTC

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                        FOR THE                FOR THE
                                                                       YEAR ENDED             YEAR ENDED
                                                                    DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                    -----------------      -----------------
Net Asset Value, Beginning of Period                                $            4.83      $           15.44
                                                                    -----------------      -----------------
  Net investment income/(loss)                                                  (0.04)(b)              (0.11)(b)
  Net realized and unrealized gains/(losses) on investments,
    futures contracts and swap contracts                                        (3.29)                (10.50)
                                                                    -----------------      -----------------
  Total income/(loss) from investment activities                                (3.33)                (10.61)
                                                                    -----------------      -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                           -                      -
                                                                    -----------------      -----------------
  Total distributions                                                               -                      -
                                                                    -----------------      -----------------
Net Asset Value, End of Period                                      $            1.50      $            4.83
                                                                    =================      =================
Total Return                                                                   (68.94)%               (68.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $      53,188,498      $     102,131,351
Ratio of expenses to average net assets                                          1.98%                  1.95%
Ratio of net investment income/(loss) to average net assets                     (1.64)%                (1.60)%
Ratio of expenses to average net assets*                                         2.08%                  1.95%
Portfolio turnover                                                                982%                   465%

                                                                        FOR THE                   FOR THE PERIOD
                                                                       YEAR ENDED          OCTOBER 18, 1999(a) THROUGH
                                                                    DECEMBER 31, 2000            DECEMBER 31, 1999
                                                                    -----------------      ---------------------------
Net Asset Value, Beginning of Period                                $           70.93      $                     30.00
                                                                    -----------------      ---------------------------
  Net investment income/(loss)                                                  (0.40)(b)                        (0.06)
  Net realized and unrealized gains/(losses) on investments,
    futures contracts and swap contracts                                       (51.29)                           40.99
                                                                    -----------------      ---------------------------
  Total income/(loss) from investment activities                               (51.69)                           40.93
                                                                    -----------------      ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                       (3.80)                               -
                                                                    -----------------      ---------------------------
  Total distributions                                                           (3.80)                               -
                                                                    -----------------      ---------------------------
Net Asset Value, End of Period                                      $           15.44                            70.93
                                                                    =================      ===========================
Total Return                                                                   (73.37)%                         136.43%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $     115,497,878      $                67,897,587
Ratio of expenses to average net assets                                          1.65%                            1.65%(d)
Ratio of net investment income/(loss) to average net assets                     (0.79)%                          (0.77)%(d)
Ratio of expenses to average net assets*                                         1.65%                            1.97%(d)
Portfolio turnover                                                                683%                             101%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP BEAR

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                       FOR THE PERIOD
                                                                   FOR THE           JANUARY 22, 2001(a)
                                                                 YEAR ENDED                THROUGH
                                                              DECEMBER 31, 2002       DECEMBER 31, 2001
                                                              -----------------      -------------------
Net Asset Value, Beginning of Period                          $           35.07      $             30.00
                                                              -----------------      -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.23)(b)                 0.26(b)
  Net realized and unrealized gains/(losses) on investments,
 futures contracts and swap contracts                                      7.53                     4.81(c)
                                                              -----------------      -------------------
  Total income/(loss) from investment activities                           7.30                     5.07
                                                              -----------------      -------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                                   (0.08)                       -
                                                              -----------------      -------------------
Net Asset Value, End of Period                                $           42.29      $             35.07
                                                              =================      ===================
Total Return                                                              20.82%                   16.90%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $      77,937,785      $        37,290,245
Ratio of expenses to average net assets                                    1.98%                    1.89%(e)
Ratio of net investment income/(loss) to average net assets               (0.57)%                   0.77%(e)
Ratio of expenses to average net assets*                                   2.03%                    1.89%(e)
Portfolio turnover                                                            -                    1,144%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized
(e) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP SHORT SMALL-CAP

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                               FOR THE PERIOD
                                                                            SEPTEMBER 3, 2002(a)
                                                                                  THROUGH
                                                                             DECEMBER 31, 2002
                                                                            --------------------
Net Asset Value, Beginning of Period                                        $              30.00
                                                                            --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                             (0.02)(b)
  Net realized and unrealized gains/(losses) on investments, futures
     contracts and swap contracts                                                          (1.24)
                                                                            --------------------
  Total income/(loss) from investment activities                                           (1.26)
                                                                            ====================
Net Asset Value, End of Period                                              $              28.74
                                                                            ====================
Total Return                                                                               (4.20)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                     $          2,172,928
Ratio of expenses to average net assets                                                     1.73%(d)
Ratio of net investment income/(loss) to average net assets                                (0.23)%(d)
Portfolio turnover                                                                             -

----------
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP SHORT OTC

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                            FOR THE PERIOD
                                                                            MAY 1, 2002(a)
                                                                                THROUGH
                                                                           DECEMBER 31, 2002
                                                                           -----------------
Net Asset Value, Beginning of Period                                       $            30.00
                                                                           -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                         (0.09)(b)
  Net realized and unrealized gains/(losses) on investments, futures
     contracts and swap contracts                                                       3.46(c)
                                                                           -----------------
  Total income/(loss) from investment activities                                        3.37
                                                                           -----------------
Net Asset Value, End of Period                                                        $33.37
                                                                           =================
Total Return                                                                           11.23%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                           14,030,217
Ratio of expenses to average net assets                                                 1.96%(e)
Ratio of net investment income/(loss) to average net assets                            (0.39)%(e)
Portfolio turnover                                                                         -

----------
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP BANKS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                                                            FOR THE PERIOD
                                                                            MAY 1, 2002(a)
                                                                               THROUGH
                                                                           DECEMBER 31, 2002
                                                                           -----------------
Net Asset Value, Beginning of Period                                       $           30.00
                                                                           -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          0.19(b)
  Net realized and unrealized gains/(losses) on investments                            (4.21)
                                                                           -----------------
  Total income/(loss) from investment activities                                       (4.02)
                                                                           -----------------
Net Asset Value, End of Period                                             $           25.98
                                                                           =================
Total Return                                                                          (13.40)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                    $       5,782,489
Ratio of expenses to average net assets                                                 1.98%(d)
Ratio of net investment income/(loss) to average net assets                             1.06%(d)
Ratio of expenses to average net assets*                                                2.11%(d)
Portfolio turnover                                                                     1,183%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP BASIC MATERIALS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                    FOR THE PERIOD
                                                                    MAY 1, 2002(a)
                                                                        THROUGH
                                                                    DECEMBER 31, 2002
                                                                    -----------------
Net Asset Value, Beginning of Period                                $           30.00
                                                                    -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   0.23(b)
  Net realized and unrealized gains/(losses) on investments                     (4.57)
                                                                    -----------------
  Total income/(loss) from investment activities                                (4.34)
                                                                    -----------------
Net Asset Value, End of Period                                      $           25.66
                                                                    =================
Total Return                                                                   (14.47)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $       3,850,999
Ratio of expenses to average net assets                                          1.98%(d)
Ratio of net investment income/(loss) to average net assets                      1.25%(d)
Ratio of expenses to average net assets*                                         2.21%(d)
Portfolio turnover                                                              2,498%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP BIOTECHNOLOGY

For a share of beneficial interest outstanding throughout the periods indicated.

                                                                                                FOR THE PERIOD
                                                                         FOR THE              JANUARY 22, 2001(a)
                                                                       YEAR ENDED                   THROUGH
                                                                    DECEMBER 31, 2002          DECEMBER 31, 2001
                                                                    -----------------         -------------------
Net Asset Value, Beginning of Period                                $           25.44         $             30.00
                                                                    -----------------         -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                  (0.35)(b)                   (0.48)(b)
  Net realized and unrealized gains/(losses) on investments                     (9.19)                      (4.08)
                                                                    -----------------         -------------------
  Total income/(loss) from investment activities                                (9.54)                      (4.56)
                                                                    =================         ===================
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net realized gains on investments                                             (0.19)                          -
                                                                    -----------------         -------------------
Net Asset Value, End of Period                                      $           15.71         $             25.44
                                                                    =================         ===================
Total Return                                                                   (37.51)%                    (15.20)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $      14,246,035         $        44,246,962
Ratio of expenses to average net assets                                          1.98%                       2.03%(d)
Ratio of net investment income/(loss) to average net assets                     (1.91)%                     (1.98)%(d)
Ratio of expenses to average net assets*                                         2.16%                       2.03%(d)
Portfolio turnover                                                              1,049%                      1,044%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP CONSUMER CYCLICAL

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                   FOR THE PERIOD
                                                               MAY 1, 2002(a) THROUGH
                                                                  DECEMBER 31, 2002
                                                               ----------------------
Net Asset Value, Beginning of Period                           $                30.00
                                                               ----------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                  (0.17)(b)
  Net realized and unrealized gains/(losses) on investments                     (7.85)
                                                               ----------------------
    Total income/(loss) from investment activities                              (8.02)
                                                               ----------------------
Net Asset Value, End of Period                                 $                21.98
                                                               ======================
Total Return                                                                   (26.73)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $            3,439,087
Ratio of expenses to average net assets                                          1.98%(d)
Ratio of net investment income/(loss) to average net assets                     (1.08)%(d)
Ratio of expenses to average net assets*                                         2.65%(d)
Portfolio turnover                                                              2,644%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP CONSUMER NON-CYCLICAL

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                FOR THE PERIOD
                                                                MAY 1, 2002(a)
                                                                    THROUGH
                                                               DECEMBER 31, 2002
                                                               -----------------
Net Asset Value, Beginning of Period                           $           30.00
                                                               -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              0.04(b)
  Net realized and unrealized gains/(losses) on investments                (4.93)
                                                               -----------------
  Total income/(loss) from investment activities                           (4.89)
                                                               -----------------
Net Asset Value, End of Period                                 $           25.11
                                                               =================
Total Return                                                              (16.30)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $       4,951,646
Ratio of expenses to average net assets                                     1.98%(d)
Ratio of net investment income/(loss) to average net assets                 0.22%(d)
Ratio of expenses to average net assets*                                    2.10%(d)
Portfolio turnover                                                         1,057%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP ENERGY

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                                            FOR THE PERIOD
                                                                                      FOR THE            JANUARY 22, 2001(a)
                                                                                    YEAR ENDED                 THROUGH
                                                                                 DECEMBER 31, 2002        DECEMBER 31, 2001
                                                                                 -----------------       -------------------
Net Asset Value, Beginning of Period                                             $           27.93       $             30.00
                                                                                 -----------------       -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                               (0.05)(b)                     -(b),(c)
  Net realized and unrealized gains/(losses) on investments and swap contracts               (4.71)                    (2.07)
                                                                                 -----------------       -------------------
  Total income/(loss) from investment activities                                             (4.76)                    (2.07)
                                                                                 -----------------       -------------------
Net Asset Value, End of Period                                                   $           23.17       $             27.93
                                                                                 =================       ===================
Total Return                                                                                (17.04)%                   (6.90)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                          $      19,283,299       $        24,006,712
Ratio of expenses to average net assets                                                       1.98%                     2.05%(e)
Ratio of net investment income/(loss) to average net assets                                  (0.18)%                   (0.01)%(e)
Ratio of expenses to average net assets*                                                      2.16%                     2.05%(e)
Portfolio turnover                                                                           1,632%                    1,169%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Amount is less than $0.005.
(d) Not annualized
(e) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP FINANCIAL

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                          FOR THE PERIOD
                                                                   FOR THE              JANUARY 22, 2001 (a)
                                                                  YEAR ENDED                  THROUGH
                                                               DECEMBER 31, 2002         DECEMBER 31, 2001
                                                               -----------------        --------------------
Net Asset Value, Beginning of Period                           $           28.02        $              30.00
                                                               -----------------        --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              0.06(b)                     0.04(b)
  Net realized and unrealized gains/(losses) on investments                (4.23)                      (2.02)
                                                               -----------------        --------------------
  Total income/(loss) from investment activities                           (4.17)                      (1.98)
                                                               -----------------        --------------------
Net Asset Value, End of Period                                 $           23.85        $              28.02
                                                               =================        ====================
Total Return                                                              (14.88)%                     (6.60)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $      11,897,670        $         20,088,893
Ratio of expenses to average net assets                                     1.98%                       2.10%(d)
Ratio of net investment income/(loss) to average net assets                 0.22%                       0.16%(d)
Ratio of expenses to average net assets*                                    2.14%                       2.10%(d)
Portfolio turnover                                                         1,341%                      1,330%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP HEALTHCARE

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                       FOR THE PERIOD
                                                                   FOR THE           JANUARY 23, 2001(a)
                                                                  YEAR ENDED             THROUGH
                                                               DECEMBER 31, 2002     DECEMBER 31, 2001
                                                               -----------------     -------------------
Net Asset Value, Beginning of Period                           $           28.43     $             30.00
                                                               -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.13)(b)               (0.30)(b)
  Net realized and unrealized gains/(losses) on investments                (6.32)                  (1.27)
                                                               -----------------     -------------------
  Total income/(loss) from investment activities                           (6.45)                  (1.57)
                                                               -----------------     -------------------
Net Asset Value, End of Period                                 $           21.98     $             28.43
                                                               =================     ===================
Total Return                                                              (22.69)%                 (5.23)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $      14,622,478     $        33,227,245
Ratio of expenses to average net assets                                     1.98%                   2.06%(d)
Ratio of net investment income/(loss) to average net assets                (0.54)%                 (1.10)%(d)
Ratio of expenses to average net assets*                                    2.14%                   2.06%(d)
Portfolio turnover                                                           897%                  1,032%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP INDUSTRIAL

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                FOR THE PERIOD
                                                                MAY 1, 2002(a)
                                                                    THROUGH
                                                               DECEMBER 31, 2002
                                                               -----------------
Net Asset Value, Beginning of Period                           $           30.00
                                                               -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.01)(b)
  Net realized and unrealized gains/(losses) on investments                (5.94)
                                                               -----------------
  Total income/(loss) from investment activities                           (5.95)
                                                               -----------------
Net Asset Value, End of Period                                 $           24.05
                                                               =================
Total Return                                                              (19.83)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $       1,134,329
Ratio of expenses to average net assets                                     1.98%(d)
Ratio of net investment income/(loss) to average net assets                (0.08)%(d)
Ratio of expenses to average net assets*                                    2.65%(d)
Portfolio turnover                                                           906%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized
(d) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP INTERNET

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                FOR THE PERIOD
                                                                MAY 1, 2002(a)
                                                                   THROUGH
                                                               DECEMBER 31, 2002
                                                               -----------------
Net Asset Value, Beginning of Period                           $           30.00
                                                               -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.35)(b)
  Net realized and unrealized gains/(losses) on investments                (3.66)(c)
                                                               -----------------
  Total income/(loss) from investment activities                           (4.01)
                                                               -----------------
Net Asset Value, End of Period                                 $           25.99
                                                               =================
Total Return                                                              (13.37)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $      28,880,449
Ratio of expenses to average net assets                                     1.98%(e)
Ratio of net investment income/(loss) to average net assets                (1.97)%(e)
Ratio of expenses to average net assets*                                    2.04%(e)
Portfolio turnover                                                           505%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized
(e) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP PHARMACEUTICALS

Selected for a share of beneficial interest outstanding throughout the period indicated.

                                                                FOR THE PERIOD
                                                                MAY 1, 2002(a)
                                                                    THROUGH
                                                               DECEMBER 31, 2002
                                                               -----------------
Net Asset Value, Beginning of Period                           $           30.00
                                                               -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                 -(b),(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (4.04)
                                                               -----------------
  Total income/(loss) from investment activities                           (4.04)
                                                               -----------------
Net Asset Value, End of Period                                 $           25.96
                                                               =================
Total Return                                                              (13.47)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $       3,414,203
Ratio of expenses to average net assets                                     1.98%(e)
Ratio of net investment income/(loss) to average net assets                (0.02)%(e)
Ratio of expenses to average net assets*                                    2.12%(e)
Portfolio turnover                                                         1,709%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations
(b) Amount is less than $0.005.
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d) Not annualized
(e) Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP PRECIOUS METALS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                                         FOR THE PERIOD
                                                                                          MAY 1, 2002(a)
                                                                                             THROUGH
                                                                                        DECEMBER 31, 2002
                                                                                       -------------------
Net Asset Value, Beginning of Period                                                   $             30.00
                                                                                       -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                                       (0.07)(b)
  Net realized and unrealized gains/(losses) on investments and swap contracts                       (0.49)
                                                                                       -------------------
  Total income/(loss) from investment activities                                                     (0.56)
                                                                                       -------------------
Net Asset Value, End of Period                                                         $             29.44
                                                                                       ===================
Total Return                                                                                         (1.87)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                                $        55,639,445
Ratio of expenses to average net assets                                                               1.98%(d)
Ratio of net investment income/(loss) to average net assets                                          (0.40)%(d)
Portfolio turnover                                                                                       -

----------
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP REAL ESTATE

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                          FOR THE PERIOD
                                                                    FOR THE             JANUARY 22, 2001(a)
                                                                  YEAR ENDED                 THROUGH
                                                               DECEMBER 31, 2002        DECEMBER 31, 2001
                                                              --------------------     --------------------
Net Asset Value, Beginning of Period                          $              32.72     $              30.00
                                                              --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                1.38(b)                  1.53(b)
  Net realized and unrealized gains/(losses) on investments                  (1.34)                    1.19(c)
                                                              --------------------     --------------------
  Total income/(loss) from investment activities                              0.04                     2.72
                                                              --------------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                      (1.37)                       -
  Return of capital                                                          (0.23)                       -
                                                              --------------------     --------------------
  Total distributions                                                        (1.60)                       -
                                                              ====================     ====================
Net Asset Value, End of Period                                $              31.16     $              32.72
                                                              ====================     ====================
Total Return                                                                  0.02%                    9.07%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         20,920,287     $         39,413,851
Ratio of expenses to average net assets                                       1.98%                    1.99%(e)
Ratio of net investment income/(loss) to average net assets                   4.09%                    5.01%(e)
Ratio of expenses to average net assets*                                      2.13%                    1.99%(e)
Portfolio turnover                                                           1,163%                     753%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP SEMICONDUCTOR

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                             FOR THE PERIOD
                                                                             MAY 1, 2002(a)
                                                                                THROUGH
                                                                            DECEMBER 31, 2002
                                                                          ---------------------
Net Asset Value, Beginning of Period                                      $               30.00
                                                                          ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                            (0.24)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                                    (14.18)
                                                                          ---------------------
  Total income/(loss) from investment activities                                         (14.42)
                                                                          =====================
Net Asset Value, End of Period                                            $               15.58
                                                                          =====================
Total Return                                                                             (48.07)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                   $           3,789,765
Ratio of expenses to average net assets                                                    1.98%(d)
Ratio of net investment income/(loss) to average net assets                               (1.89)%(d)
Ratio of expenses to average net assets*                                                   2.33%(d)
Portfolio turnover                                                                          886%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP TECHNOLOGY

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                          FOR THE PERIOD
                                                                   FOR THE             JANUARY 22, 2001(a)
                                                                  YEAR ENDED                 THROUGH
                                                               DECEMBER 31, 2002        DECEMBER 31, 2001
                                                              --------------------     --------------------
Net Asset Value, Beginning of Period                          $              17.97     $              30.00
                                                              --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               (0.24)(b)                (0.34)(b)
  Net realized and unrealized gains/(losses) on investments                  (7.07)                  (11.69)
                                                              --------------------     --------------------
  Total income/(loss) from investment activities                             (7.31)                  (12.03)
                                                              --------------------     --------------------
Net Asset Value, End of Period                                $              10.66     $              17.97
                                                              ====================     ====================
Total Return                                                                (40.68)%                 (40.10)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         15,271,221     $         15,409,820
Ratio of expenses to average net assets                                       1.98%                    2.10%(d)
Ratio of net investment income/(loss) to average net assets                  (1.77)%                  (1.91)%(d)
Ratio of expenses to average net assets*                                      2.27%                    2.10%(d)
Portfolio turnover                                                           1,208%                   2,548%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP TELECOMMUNICATIONS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                 FOR THE                FOR THE PERIOD
                                                                 YEAR ENDED        JANUARY 22, 2001(a) THROUGH
                                                             DECEMBER 31, 2002           DECEMBER 31, 2001
                                                             -----------------     ---------------------------
Net Asset Value, Beginning of Period                         $           21.57     $                     30.00
                                                             -----------------     ---------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                           (0.10)(b)                       (0.28)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (8.06)                          (8.15)
                                                             -----------------     ---------------------------
  Total income/(loss) from investment activities                         (8.16)                         (8.43)
                                                             -----------------     ---------------------------
Net Asset Value, End of Period                               $           13.41     $                     21.57
                                                             =================     ===========================
Total Return                                                            (37.83)%                        (28.10)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                      $      16,795,733     $                 4,150,462
Ratio of expenses to average net assets                                   1.98%                           2.17%(d)
Ratio of net investment income/(loss) to average net
 assets                                                                  (0.72)%                         (1.27)%(d)
Ratio of expenses to average net assets*                                  2.19%                           2.17%(d)
Portfolio turnover                                                       1,290%                          2,830%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP UTILITIES

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                          FOR THE PERIOD
                                                                   FOR THE             JANUARY 22, 2001(a)
                                                                  YEAR ENDED                 THROUGH
                                                               DECEMBER 31, 2002        DECEMBER 31, 2001
                                                              --------------------     --------------------
Net Asset Value, Beginning of Period                          $              24.69     $              30.00
                                                              --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                0.51(b)                  0.39(b)
  Net realized and unrealized gains/(losses) on investments                  (6.42)                   (5.70)
                                                              --------------------     --------------------
  Total income/(loss) from investment activities                             (5.91)                   (5.31)
                                                              --------------------     --------------------
Net Asset Value, End of Period                                $              18.78     $              24.69
                                                              ====================     === ================
Total Return                                                                (23.94)%                 (17.70)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         26,026,095     $         13,420,425
Ratio of expenses to average net assets                                       1.98%                    2.05%(d)
Ratio of net investment income/(loss) to average net assets                   2.31%                    1.44%(d)
Ratio of expenses to average net assets*                                      2.17%                    2.05%(d)
Portfolio turnover                                                           1,461%                   1,008%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP U.S. GOVERNMENT PLUS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                             FOR THE PERIOD
                                                                              MAY 1, 2002(a)
                                                                                THROUGH
                                                                            DECEMBER 31, 2002
                                                                          ----------------------
Net Asset Value, Beginning of Period                                      $                30.00
                                                                          ----------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                              0.12(b)
  Net realized and unrealized gains/(losses) on investments, futures
   contracts and swap contracts                                                             4.89
                                                                          ----------------------
  Total income/(loss) from investment activities                                            5.01
                                                                          ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                    (0.89)
                                                                          ----------------------
Net Asset Value, End of Period                                            $                34.12
                                                                          ======================
Total Return                                                                               16.90%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                   $          124,928,344
Ratio of expenses to average net assets                                                     1.71%(d)
Ratio of net investment income/(loss) to average net assets                                 0.56%(d)
Portfolio turnover                                                                           269%

----------
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP RISING RATES OPPORTUNITY

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                             FOR THE PERIOD
                                                                              MAY 1, 2002(a)
                                                                                THROUGH
                                                                            DECEMBER 31, 2002
                                                                          ----------------------
Net Asset Value, Beginning of Period                                      $                30.00
                                                                          ----------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                             (0.09)(b)
  Net realized and unrealized gains/(losses) on investments, futures
   contracts and swap contracts                                                            (5.59)
                                                                          ----------------------
  Total income/(loss) from investment activities                                           (5.68)
                                                                          ----------------------
Net Asset Value, End of Period                                            $                24.32
                                                                          ======================
Total Return                                                                             (18.93)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                   $            7,167,908
Ratio of expenses to average net assets                                                     1.98%(d)
Ratio of net investment income/(loss) to average net assets                                (0.49)%(d)
Ratio of expenses to average net assets*                                                    2.13%
Portfolio turnover                                                                             -

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized

               See accompanying notes to the financial statements.

PROFUNDS VP
PROFUND VP MONEY MARKET

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                         FOR THE PERIOD
                                                                    FOR THE             OCTOBER 29, 2001(a)
                                                                   YEAR ENDED                THROUGH
                                                                DECEMBER 31, 2002       DECEMBER 31, 2001
                                                              --------------------     --------------------
Net Asset Value, Beginning of Period                          $              1.000     $              1.000
                                                              --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.002                    0.001
                                                              --------------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (0.002)                  (0.001)
                                                                                       --------------------
Net Asset Value, End of Period                                $              1.000     $              1.000
                                                              ====================     ====================
Total Return                                                                  0.21%                    0.08%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         69,179,008     $         60,979,654
Ratio of expenses to average net assets                                       1.32%                    1.60%(c)
Ratio of net investment income/(loss) to average net assets                   0.22%                    0.27%(c)
Ratio of expenses to average net assets*                                      1.51%                    1.60%(c)

----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Not annualized
(c)  Annualized

               See accompanying notes to the financial statements.

Additional information about certain investments of the ProFunds VP is available in the annual and semi-annual reports to shareholders of the ProFunds VP. In the annual report you will find a discussion of the market conditions that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds VP in the current Statement of Additional Information, dated May 1, 2003, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds VP, write us at:

     ProFunds

     P.O. Box 182800
     Columbus, OH 43218-2800

     or call our toll-free numbers:
     (888) PRO-FNDS (888) 776-3637 For Investors
     (888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

     or visit our website www.profunds.com

You can find reports and other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, ProFund VP Rising Rates Opportunity and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices
Bethesda, MD

                                     [LOGO]
                                    PROFUNDS

                           INNOVATIONS IN INDEXING(R)

                                       Investment Company Act File No. 811-08239

                                                                       PROVP0503

                                    PROFUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                        501 WISCONSIN AVENUE, SUITE 1000
                            BETHESDA, MARYLAND 20814

                        (888) 6-3637 RETAIL SHAREHOLDERS
           (888) 6-5 1 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information ("SAI") describes the "Classic ProFunds," "Ultra ProFunds," "Inverse ProFunds," UltraSector ProFunds," "Bond Benchmarked ProFunds" and the Money Market ProFund. The Classic ProFunds include: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Asia 30 ProFund and Europe 30 ProFund; the Ultra ProFunds include: UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30(SM) ProFund, UltraOTC ProFund and UltraJapan ProFund; the Inverse ProFunds include: Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund and UltraShort OTC ProFund; the UltraSector ProFunds include: Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Industrial UltraSector ProFund, Internet UltraSector ProFund, Leisure Goods & Services UltraSector ProFund, Oil Drilling Equipment & Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, and Wireless Communications UltraSector ProFund; the Bond Benchmarked ProFunds include: U.S. Government Plus ProFund and Rising Rates Opportunity ProFund (each, a "ProFund", and collectively, the "ProFunds"). Each ProFund offers two classes of shares: Investor Class Shares and Service Class Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each non-money market ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

     Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. Unlike other mutual funds, Money Market ProFund currently seeks to achieve its investment objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company with an identical investment objective. The performance of Money Market ProFund will correspond directly to the investment performance of the Portfolio.

     The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each non-money market ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds' investment objectives will be achieved.


     This SAI is not a prospectus. It should be read in conjunction with ProFunds' Prospectus, dated May 1, 2003, which incorporates this SAI by reference. The financial statements and related report of the independent accountants included in the ProFunds' annual report for the fiscal year ended December 31, 2002, are incorporated by reference into this SAI. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephone at the numbers above.

     The date of this SAI is May 1, 2003.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
PROFUNDS.......................................................................3
INVESTMENT POLICIES, TECHNIQUES and RELATED RISKS..............................3
INVESTMENT RESTRICTIONS.......................................................21
DETERMINATION OF NET ASSET VALUE..............................................26
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................27
MANAGEMENT OF PROFUNDS........................................................31
COSTS AND EXPENSES............................................................51
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST.................51
CAPITALIZATION................................................................52
TAXATION......................................................................80
PERFORMANCE INFORMATION.......................................................85
FINANCIAL STATEMENTS..........................................................97
APPENDIX A - PROFUNDS EUROPE 30 INDEX........................................A-1
APPENDIX B - PROFUNDS ASIA 30 INDEX..........................................B-1
APPENDIX C - DESCRIPTION OF SECURITIES RATINGS...............................C-1

                                    PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company that currently comprises multiple separate series. Forty-seven series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Shareholders Services -- Exchanging ProFund Shares" in the Prospectus).

GENERAL


     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the non-money market ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814 (the "Advisor"). Money Market ProFund currently invests all of its investable assets in the Portfolio, which has as its investment adviser Deutsche Asset Management, Inc. ("DeAM, Inc."), 345 Park Avenue, New York, New York 10154.


     The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

     It is the policy of the non-money market ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

     The use of the term "favorable market conditions" throughout this SAI is intended to convey rising markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and the U.S. Government Plus ProFund and falling markets for the Inverse ProFunds and the Rising Rates Opportunity ProFund. The use of the term "adverse market conditions" is intended to convey falling markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and the U.S. Government Plus ProFund and rising markets for the Inverse ProFunds and the Rising Rates Opportunity ProFund.

               INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

     A non-money market ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

     Certain ProFunds have non-fundamental investment policies obligating such a ProFund to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, "assets" includes the ProFund's net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, "assets" includes not only the amount of a ProFund's net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund's net assets that are segregated on the ProFund's books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Trust's Board of Trustees has adopted a policy to provide investors with at least 60 days' notice prior to changes in such an investment policy.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds' respective benchmarks. Rather, the Advisor primarily uses mathematical analysis to determine the investments a non-money market ProFund makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."


     Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES

     The ProFunds (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     Each ProFund (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to a ProFund's investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds' receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' shareholders.

     Each non-money market ProFund also may invest in Depository Receipts (see below) of foreign issuers, or in ordinary shares of foreign issuers whom list their shares directly on U.S. exchanges.


     The Europe 30 ProFund, Asia 30 ProFund and UltraJapan ProFund are subject to the general risks associated with foreign investment. Because each of these ProFunds focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.


Exposure to European Companies


     The Europe 30 ProFund focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

     The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

     Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

     Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.


Exposure to Asian Companies

     The Asia 30 ProFund focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an "Asian country" and collectively, "Asian countries").

     Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

     Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997, South Korea's currency, the "won," lost 95% of its value against the U.S. dollar.

     Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations, for example in 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.


Exposure to Japanese Companies


     The UltraJapan ProFund invests a large portion of its assets in Japanese securities and instruments providing economic exposure to such securities. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

     The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. Japan's currency, the "yen," has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

     Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

     Foreign trade overseas is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom,

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Japan has had difficult relations with its trading partners, particularly the
United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS


     Each non-money market ProFund may invest in Depositary Receipts ("DRs"). For many foreign securities, U.S. dollar denominated DRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. DRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. DRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in DRs rather than directly in foreign issuers' stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many DRs. The information available for DRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain DRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The non-money market ProFunds may invest in both sponsored and unsponsored DRs. Unsponsored DR programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored DRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.


     The non-money market ProFunds may also invest in Global Depositary Receipts ("GDRs"), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

CURRENCY RISK


     The ProFunds (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) and in particular, Asia 30 ProFund, Europe 30 ProFund, UltraJapan ProFund, Pharmaceuticals UltraSector ProFund and Precious Metals UltraSector ProFund, may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.


REAL ESTATE INVESTMENT TRUSTS

     The Real Estate UltraSector ProFund may invest in real estate investment trusts ("REITS"). Equity REITS invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

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     The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     The ProFunds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.


     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

     When a ProFund purchases or sells a futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.


     The non-money market ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Rule 4.5 under the Commodity Exchange Act promulgated by the CFTC (the "CFTC Regulations"), under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Rule 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation. In accordance with a recent CFTC no-action position, the ProFunds may also use an alternative test to Rule 4.5 that would allow buying and selling of futures contracts and options thereon, only to the extent that the aggregate notional value of any non-hedge commodity interest positions does not exceed the liquidation value of the ProFund's portfolio. For purposes of this test, notional value would be calculated for futures by multiplying , for each futures position, the size of the contract, in contract units, by the current market price per unit and, for options, by multiplying for each such position the size of the contract, in contract units, by the strike price per unit. To the extent that the CFTC revises Rule 4.5 or related guidance, the ProFunds may utilize alternative measures to comply with the Rule.

     A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently, inverse to the futures contract. A ProFund may "cover" its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with a long position in the futures contract. A ProFund may cover long or short positions in futures by earmarking or segregating with its custodian bank or on the official books and records of the ProFunds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.


     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this

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

cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund's custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The non-money market ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The non-money market ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES


     The non-money market ProFunds may engage in short sales. To complete such a transaction, a ProFund must borrow the security to make delivery to the buyer. The ProFund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A ProFund also will incur transaction costs in effecting short sales.

     A ProFund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the ProFund replaces the borrowed security. A ProFund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a ProFund may be required to pay, if any, in connection with a short sale.

     The ProFunds may make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by a ProFund is borrowed and sold short. Whenever a ProFund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.


SWAP AGREEMENTS


     The non-money market ProFunds may enter into equity index, equity basket, or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities, in the case of the non-money market ProFunds), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").


     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the ProFunds' illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


     Each non-money market ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.


     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.


     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES


     Each non-money market ProFund and the Portfolio also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes. The U.S. Government Plus ProFund may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The Rising Rates Opportunity ProFund may enter into short transactions on U.S. government securities and on instruments that have performance characteristics similar to those of U.S. government securities.


     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to

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purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

REPURCHASE AGREEMENTS


     The ProFunds also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as "cover" for the investment techniques the ProFunds employ, or for liquidity purposes. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor and, in the case of Money Market ProFund, DeAM, Inc. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% (10% with respect to Money Market ProFund) of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor and, in the case of Money Market ProFund, DeAM, Inc., liquidity, investment, regulatory, or other considerations so warrant.


REVERSE REPURCHASE AGREEMENTS

     The non-money market ProFunds and the Portfolio may use reverse repurchase agreements as part of each ProFund's investment strategy. Reverse repurchase agreements involve sales by a ProFund/Portfolio of portfolio assets concurrently with an agreement by the ProFund/Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund/Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund/Portfolio will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund/Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund/Portfolio intends to use the reverse repurchase technique only when it will be to the ProFund/Portfolio's advantage to do so and the Money Market ProFund will not invest more than 5% of its total assets in reverse repurchase agreements. The ProFund/Portfolio will segregate with their

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custodian bank cash or liquid instruments equal in value to the
ProFund/Portfolio's obligations in respect of reverse repurchase agreements.

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

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING


     The ProFunds (other than the Portfolio) may borrow for temporary or emergency purposes. The Portfolio may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will fluctuate increase more when the ProFund is leveraging its investments than would otherwise be the case. Inverse ProFunds will do the opposite. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.


     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.


     Each of the non-money market ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund.


LENDING OF PORTFOLIO SECURITIES

     Subject to the investment restrictions set forth below, a ProFund and the Portfolio may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund/Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund/Portfolio any income accruing thereon, and the ProFund/Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund/Portfolio will not lend more than 33 1/3% of the value of the ProFund's total assets, except that the Portfolio will not lend more than 20% of the value of its total assets. Loans would be subject to termination by the lending ProFund/Portfolio on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund/Portfolio and that ProFund's/Portfolio's

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

shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund/Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. With respect to the Portfolio, cash collateral may be invested in a money market fund managed by DeAM, Inc. (or its affiliate) and DeAM, Inc. may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each non-money market ProFund (and to the extent allowable by its investment policies, the Money Market ProFund), from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. A ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market ProFund) of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

     The Trust will segregate with the Trust's custodian bank cash or liquid instruments equal to or greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES


     Each ProFund and the Portfolio may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund/Portfolio invests in, and, thus, is a shareholder of, another investment company, the ProFund's/Portfolio's shareholders will indirectly bear the ProFund's/Portfolio's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund/Portfolio to the ProFund's/Portfolio's own investment adviser and the other expenses that the ProFund/Portfolio bears directly in connection with the ProFund's/Portfolio's own operations.


ILLIQUID SECURITIES

     Each ProFund and the Portfolio may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% (10% with respect to the Portfolio) of the ProFund's/Portfolio's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission

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

(the "Commission" or "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund/Portfolio may not be able to sell illiquid securities when the Advisor or DeAM, Inc. considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     At the time of investment, the Portfolio's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio's net assets. If changes in the liquidity of certain securities cause the Portfolio to exceed such 10% limit, the Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor or, in the case of the Portfolio, to DeAM, Inc. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO QUALITY AND MATURITY
(MONEY MARKET PROFUND AND THE PORTFOLIO)


     The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. DeAM, Inc., acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. DeAM, Inc. will cause the Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in lower yield than investments with a lower quality or longer term.


OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS

(MONEY MARKET PROFUND AND THE PORTFOLIO)

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


     The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Bank obligations in which the Portfolio invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If DeAM, Inc., acting under the supervision of the Portfolio's Board of Trustees, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada and Australia. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. The Portfolio may invest more than 25% of its assets in the foreign and domestic bank obligations described above. The Portfolio's concentration of its investments in bank obligations will cause the Portfolio to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.


COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS
AND ASSET-BACKED SECURITIES (MONEY MARKET PROFUND AND THE PORTFOLIO)

     COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by the Portfolio must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates the obligation) or if not rated, must be believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.


     VARIABLE RATE MASTER DEMAND NOTES are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.


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

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by DeAM, Inc., acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Money Market ProFund's share price. The Portfolio may have more than 25% of its total assets invested in securities credit-enhanced by banks.

     ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER


     The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund's portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate, to a great extent, will depend on the purchase, redemption, and exchange activity of the ProFund's investors, it is difficult to estimate what the ProFund's actual portfolio turnover rate will be in the future. ProFunds expects, however, that the portfolio turnover experienced by the ProFunds will be substantial. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the non-money market ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.


SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

     TRACKING ERROR. While the non-money market ProFunds do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a ProFund's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market;
(4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund's share prices being rounded to the nearest cent;
(7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.


     LEVERAGE. Ultra ProFunds, UltraBear and UltraShort OTC ProFunds, UltraSector ProFunds and the Bond Benchmarked ProFunds employ leverage as a principal investment strategy and all of the ProFunds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds' shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund's total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds not been leveraged.


     NON-DIVERSIFIED STATUS. Each non-money market ProFund is a "non-diversified" series. A non-money market ProFund is considered "non-diversified" because a relatively high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE


     Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, Money Market ProFund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Money Market ProFund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling beneficial interests to the Money Market ProFund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Money Market ProFund or subject to comparable variations in sales loads and other operating expenses. Therefore, investors in Money Market ProFund should be aware that these differences may result in differences in returns experienced by investors in the different funds that may invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from DeAM, Inc. at 1-800-730-1313.


     The ProFunds' Board of Trustees believes that Money Market ProFund will achieve certain efficiencies and economies of scale through the master-feeder structure, and that the aggregate expenses of Money Market ProFund are no higher than if Money Market ProFund invested directly in the securities held by the Portfolio.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio concentration and potential risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Commission, whenever Money Market ProFund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Money Market ProFund and will cast all of its votes in the same proportion as the votes of Money Market ProFund's shareholders. Money Market ProFund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Money Market ProFund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as Money Market ProFund shareholders who do, in fact, vote.

     Certain changes in the Portfolio's investment objective, policies or restrictions may require the Money Market ProFund to withdraw its interest in the Portfolio. Such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, Money Market ProFund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of Money Market ProFund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

Potential Future Change to the Master-Feeder Fund Structure

     At a meeting held on April 25, 2001, shareholders of Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to Money Market ProFund. Under the agreement, the Advisor is authorized to manage the assets of Money Market ProFund directly, at which point Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, Money Market ProFund's investment objective would not change, and the Advisor anticipates investing Money Market ProFund's assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that Money Market ProFund's total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.

                             INVESTMENT RESTRICTIONS

     Each ProFund and the Portfolio have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the ProFund or the Portfolio, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or
(ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A non-money market ProFund may not:


          1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). This investment restriction is not applicable to the UltraSector ProFunds, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund. Each non-money market ProFund may invest more than 25% of its total assets in the securities of issuers in a group of industries to approximately the same extent as its benchmark index.


          2. Make investments for the purpose of exercising control or management. This investment restriction is not applicable to the UltraSector ProFunds.

          3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including, for the UltraSector ProFunds, REITS.

          4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

          5. Issue senior securities to the extent such issuance would violate applicable law.

          6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

          8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.


     For purposes of the ProFunds' (other than the UltraSector ProFunds, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund) policy not to concentrate its assets in issuers in any particular industry, ProFunds use the industry sub-group classifications provided by Bloomberg, L.P. Each UltraSector ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund will concentrate its investment in the securities of companies engaged in a single industry in accordance with its investment objective and policies as disclosed in the ProFunds' Prospectus and Statement of Additional Information.


     The following fundamental investment restrictions and non-fundamental investment operating policies have been adopted by the Trust, with respect to Money Market ProFund, and by the Portfolio. Unless an investment instrument or technique is described in the prospectus or elsewhere herein, Money Market ProFund and the Portfolio may not invest in that investment instrument or engage in that investment technique.

     The investment restrictions below have been adopted by the Trust with respect to Money Market ProFund and by the Portfolio as fundamental policies (as defined above). Whenever Money Market ProFund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Money Market ProFund's shareholders and will cast its votes as instructed by the shareholders. Money Market ProFund's shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing ProFund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Money Market ProFund shareholders who do, in fact, vote.

     Under investment policies adopted by Money Market ProFund, and by the Portfolio, each of Money Market ProFund and Portfolio may not:

          1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the market value of the ProFund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market value.

          2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

          3. Invest more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, in any one issuer (other than U.S. government obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the ProFund and the Portfolio may be invested without regard to this restriction; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.


          4. Invest more than 25% of the total assets of the ProFund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. government obligations; (ii) under normal market conditions more than 25% of the total assets of the Money Market ProFund and the Portfolio will be invested in obligations of U.S. and foreign banks, however, that nothing in this investment restriction shall prevent a Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.


          5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

          6. Underwrite the securities issued by others (except to the extent the ProFund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, provided, however, that nothing in this investment restriction shall prevent the Trust from investing all of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the ProFund or the Portfolio from investing in obligations secured by real estate or interests therein.

          8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the ProFund and the Portfolio, the lending of portfolio securities.

          9. Invest more than an aggregate of 10% of the net assets of the ProFund or the Portfolio's, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objective as the ProFund.

          10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFunds' assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

          13. Purchase or retain the securities of any issuer if any of the officers or trustees of the ProFund or the Portfolio or DeAM, Inc. owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

          14. Invest in warrants, except that the ProFund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the ProFund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the ProFund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the ProFund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

     ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Portfolio (or, as applicable, the Trust, on behalf of the Money Market ProFund) will not as a matter of operating policy (except that no operating policy shall prevent the ProFund from investing all of its assets in an open-end investment company with substantially the same investment objective):


          1. borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market), except that the Portfolio (ProFund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

          2. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

          3. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

          4. sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

          5.   invest for the purpose of exercising control or management;

          6. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (ProFund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (ProFund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Money Market ProFund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (ProFund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (ProFund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

          7. invest more than 15% of the Portfolio's (ProFund's) total net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations; (iii) is rated one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (ProFund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

          8. with respect to 75% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (ProFund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

          9. if the Portfolio is "diversified," the ProFund, with respect to 75% of the value of its total assets, has invested no more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer*;

          10. make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (ProFund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (ProFund) has no current intention to engage in short selling).

     * With respect to 9. as an operating policy, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except for U.S. government obligations and repurchase agreements, which may be purchased without limitation.

     There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction 1. above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in market value of an investment, in net or total assets, or in the change of securities rating of the investment, of any other later change.

     The Money Market ProFund will comply with the state securities laws and regulations of all states in which they are registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Money Market ProFund, or any other registered investment company investing in the Portfolio, is registered.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

     To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the value of a ProFund's shares may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

     The net asset value per share of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund's assets attributed to a specific class (in the case of Money Market ProFund, the value of its investment in the Portfolio), less all liabilities attributed to the specific class, by the number of outstanding shares of the class. Money Market ProFund's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.


     The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

     Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior that time at which a ProFund calculates net asset value. Alternatively if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.


     When market quotations are not readily available, a ProFund's investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

     The Portfolio will use the amortized cost method in valuing its portfolio securities. This method involves valuing each security held by the Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by the Portfolio will not be reflected in the Money Market ProFund's net asset value. The Board of Trustees of the Portfolio will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of the Portfolio are valued fairly in good faith.

     The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Money Market ProFund, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

     Each investor in the Portfolio, including the Money Market ProFund, may add to or reduce his or her investment in the Portfolio on each day the Portfolio determines its Net Asset Value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the Net Asset Value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be affected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate Net Asset Value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

NON-MONEY MARKET PROFUNDS

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

     Each ProFund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive and accept purchase orders and receive redemption orders on a ProFund's behalf. Each ProFund will be deemed to have received and accepted a purchase order or received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order. Customer orders will be priced at a ProFund's net asset value next computed after they are received from an authorized broker or the broker's authorized designee and, in the case of purchase orders, accepted by the ProFund.

     The Trust is required to identify securities of its "regular brokers or dealers" held by a ProFund at the end of its most recently completed fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amount of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amount of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. During the fiscal year ended December 31, 2002, the following ProFunds held securities of regular brokers or dealers to the Trust:



                                 Approximate Aggregate
                                   Value of Issuer's
                                Securities Owned by the
                                  ProFund during the
                                   fiscal year ended                Name of
          ProFund                  December 31, 2002           Broker or Dealer
          -------                  -----------------           ----------------
Bull ProFund                          $120,225.60          Merrill Lynch & Co., Inc.
                                       278,613.72         Prudential Financial, Inc.
UltraBull ProFund                      173,659.20          Merrill Lynch & Co., Inc.
                                       144,734.40         Prudential Financial, Inc.
Financial UltraSector ProFund           31,119.00          Merrill Lynch & Co., Inc.
                                        18,409.20         Prudential Financial, Inc.
Large-Cap Value ProFund                448,113.60          Merrill Lynch & Co., Inc.
                                       249,857.28         Prudential Financial, Inc.
                                       183,530.76              Lehman Brothers, Inc.


MONEY MARKET PROFUND AND THE PORTFOLIO


     Decisions to buy and sell securities and other financial instruments for Money Market ProFund and the Portfolio are made by DeAM, Inc., which also is responsible for placing these transactions, subject to the overall review of the Portfolio's Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by DeAM, Inc., investments of the type the Portfolio may make may also be made by these other accounts. When the Portfolio and one or more other accounts managed by DeAM, Inc. are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by DeAM, Inc. to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.


     Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. government obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     OTC purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Commission. Under rules adopted by the Commission, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

     In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, DeAM, Inc. seeks the best overall terms available. In assessing the best overall terms available for any transaction, DeAM, Inc. will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, DeAM, Inc. is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which DeAM, Inc. or its affiliates exercise investment discretion. DeAM, Inc.'s fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

     For the fiscal years ended December 31, 2000, 2001 and 2002, each non-money market ProFund paid brokerage commissions in the following amounts:

                                                    BROKERAGE COMMISSIONS
                                                          FYE 12/31
                                              ----------------------------------
                                                 2000         2001        2002
                                              ----------   ----------   --------
Bull ProFund                                  $  846,200   $  559,672   $722,189
Mid-Cap ProFund                                      N/A       22,169    266,292
Small-Cap ProFund                                    N/A       25,369    119,124
OTC ProFund                                        1,083        6,152      6,317
Large-Cap Value ProFund                              N/A          N/A    209,290
Large-Cap Growth ProFund                             N/A          N/A     46,268
Mid-Cap Value ProFund                                N/A       98,542    405,760
Mid-Cap Growth ProFund                               N/A       38,006    142,601
Small-Cap Value ProFund                              N/A      169,100    695,309
Small-Cap Growth ProFund                             N/A       19,075    214,641
Europe 30 ProFund                                116,293      350,359     76,359
UltraBull ProFund                                667,359      898,177    992,483
UltraMid-Cap ProFund                             169,318      701,169    907,285
UltraSmall-Cap ProFund                         1,654,674    1,762,327    783,337
UltraDow 30                                          N/A          N/A     25,750
UltraOTC ProFund                                 586,494      112,836    114,942
UltraJapan ProFund                                47,300       71,763    117,208
Bear ProFund                                      12,588       39,972     49,800
Short Small-Cap ProFund                              N/A          N/A     15,148
Short OTC ProFund                                    N/A          N/A      5,920
UltraBear ProFund                                 84,154      108,091    262,633
UltraShort OTC ProFund                           190,586       94,175    102,516
Banks UltraSector ProFund                            N/A        2,201     30,648
Basic Materials UltraSector ProFund                  N/A        5,012    117,641
Biotechnology UltraSector ProFund                  2,366        4,802     13,911
Energy UltraSector ProFund                           662       22,811     46,132
Financial UltraSector ProFund                     82,442       63,016     58,033
Healthcare UltraSector ProFund                    25,418       33,136     33,481
Internet UltraSector ProFund                         140        2,817     18,283
Pharmaceuticals UltraSector ProFund                1,238       22,642     37,097
Precious Metals UltraSector ProFund                  N/A          N/A        -0-
Real Estate UltraSector ProFund                  200,658      344,173    278,627
Semiconductor UltraSector ProFund                  7,174       21,693     28,514
Technology UltraSector ProFund                     2,900       22,819     53,463
Telecommunications UltraSector                    15,399       47,574     72,108
Utilities UltraSector ProFund                        -0-       22,585     76,684
Wireless Communications UltraSector ProFund          718       56,749    125,119
U.S. Government Plus ProFund                         N/A          N/A         70
Rising Rates Opportunity ProFund                     N/A          N/A        -0-
Money Market ProFund                                 -0-          -0-        -0-


     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.


     The nature of the ProFunds may cause the ProFunds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the ProFund's investors.


                             MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees


---------------------------------------------------------------------------------------------------------
                                                                              Number of
                                                                             Portfolios
                                           Term of          Principal         in Fund
                           Position(s)   Office and       Occupation(s)       Complex          Other
                            Held with     Length of       During Past 5     Overseen by     Directorships
 Name, Address, and Age     the Trust    Time Served          Years           Trustee     Held by Trustee
---------------------------------------------------------------------------------------------------------
Non-Interested Trustees
---------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III     Trustee     Indefinite;    Directorship            96        Directorship
c/o ProFunds                             October 1997   Search Group,                     Search Group,
7501 Wisconsin Avenue,                   to present     Inc. (Executive                   Inc.
Suite 1000                                              Recruitment):
Bethesda, MD 20814                                      Managing Director
Birth Date: 7/21/57                                     (March 1993 to
                                                        Present)
---------------------------------------------------------------------------------------------------------
Michael C. Wachs             Trustee     Indefinite;    AMC Delancey            96        AMC Delancey
c/o ProFunds                             October 1997   Group, Inc. (Real                 Group, Inc.
7501 Wisconsin Avenue,                   to present     Estate
Suite 1000                                              Development):
Bethesda, MD 20814                                      Vice President
Birth Date: 10/21/61                                    (January 2001 to
                                                        Present);
                                                        Delancey
                                                        Investment Group,
                                                        Inc. (Real Estate
                                                        Development):
                                                        Vice President
                                                        (May 1996 to
                                                        December 2000)
---------------------------------------------------------------------------------------------------------
Interested Trustee
---------------------------------------------------------------------------------------------------------
Michael L. Sapir*            Trustee     Indefinite;    Chairman and            96
7501 Wisconsin Avenue,                   April 1997     Chief Executive
Suite 1000                               to present     Officer of the
Bethesda, MD 20814                                      Advisor (May 1997
Birth Date: 5/19/58                                     to present)
---------------------------------------------------------------------------------------------------------



* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Executive Officers


-----------------------------------------------------------------------------------------------------------
                                              Term of Office and
                         Position(s) Held       Length of Time       Principal Occupation(s) During Past 5
Name, Address, and Age      with Trust              Served                           Years
-----------------------------------------------------------------------------------------------------------
Michael L. Sapir             Chairman       Indefinite; April       Chairman and Chief Executive Officer of
7501 Wisconsin Avenue,                      1997 to present         the Advisor (May 1997 to present).
Suite 1000
Bethesda, MD 20814
Birth Date: 5/19/58
-----------------------------------------------------------------------------------------------------------
Louis M. Mayberg             President      Indefinite; February    President of the Advisor (May 1997 to
7501 Wisconsin Avenue,                      2003 to present         present).
Suite 1000
Bethesda, MD 20814           Secretary      April 1997 to
Birth Date: 8/9/62                          February 2003
-----------------------------------------------------------------------------------------------------------
Marc R. Bryant               Secretary      Indefinite; February    Vice President and Chief Legal Counsel
7501 Wisconsin Avenue,                      2003 to present         of the Advisor (July 2001 to present);
Suite 1000                                                          GE Investment Management Inc.: Vice
Bethesda, MD 20814                                                  President and Associate General Counsel
Birth Date: 2/8/66                                                  (April 1998 to June 2001); Kirkpatrick
                                                                    & Lockhart LLP: Attorney (Prior to
                                                                    April 1998).
-----------------------------------------------------------------------------------------------------------
Troy A. Sheets               Treasurer      Indefinite; June 2002   BISYS Fund Services: Vice President of
3435 Stelzer Road                           to present              Financial Services (April 2002 to
Columbus, OH 43219                                                  present); KPMG LLP: Senior Manager
Birth Date: 5/29/71                                                 (August 1993 to March 2002).
-----------------------------------------------------------------------------------------------------------
John Danko                Vice President    Indefinite; August      BISYS Fund Services: Director of Client
60 State Street                             1999 to present         Services (February 1997 to present).
Boston, MA 02109
Birth Date: 4/17/67
-----------------------------------------------------------------------------------------------------------


Audit Committee

     The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two (2) meetings during the fiscal year ended December 31, 2002.


     Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.


--------------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range of Equity
                                                                  Securities in All Registered
                           Dollar Range of Equity Securities in   Investment Companies Overseen by
    Name of Trustee                     the Trust                 Trustee in Family of Investment
--------------------------------------------------------------------------------------------------

                                                                               Companies
--------------------------------------------------------------------------------------------------
Russell S. Reynolds, III                  None                                   None
--------------------------------------------------------------------------------------------------
Michael L. Sapir                          None                                   None
--------------------------------------------------------------------------------------------------
Michael C. Wachs                          None                                   None
--------------------------------------------------------------------------------------------------

     As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

     No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2002.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

          the Trust;

          an officer of the Trust;

          an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

          an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

          the Advisor or the principal underwriter of the ProFunds,

          an officer of the Advisor or the principal underwriter of the ProFunds;

          a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or

          an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

Trustee Compensation

     For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:


------------------------------------------------------------------------------------------------------
                                                Pension or
                                                Retirement                         Total Compensation
                               Aggregate     Benefits Accrued   Estimated Annual   From Trust and Fund
                             Compensation   as Part of Trust     Benefits Upon       Complex Paid to
Name of Person, Position     From Trust*       Expenses**          Retirement           Trustees
------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III,
   Trustee                      $10,000            $0                  $0                $10,000
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Michael L. Sapir, Trustee,
   Chairman and President       $     0            $0                  $0                $     0
------------------------------------------------------------------------------------------------------
Michael C. Wachs, Trustee       $10,000            $0                  $0                $10,000
------------------------------------------------------------------------------------------------------


* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

MANAGEMENT OF THE CASH MANAGEMENT PORTFOLIO

Trustees and Officers

The overall business and affairs of the Portfolio are supervised by its Board of Trustees. The Board approves all significant agreements between the Portfolio and persons or companies furnishing services to the Portfolio, including the Portfolio's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Portfolio's powers except those reserved for the shareholders and those assigned to the Portfolio's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.


The following information is provided for each Trustee and Officer of the Portfolio as of April 30, 2003. The first section of the table lists information for each Trustee who is not an "interested person" of the Portfolio (as defined in the 1940 Act) (an "Non-Interested Trustee"). Information for each Interested Trustee (the "Interested Trustee") follows. The Interested Trustees are considered to be an interested persons as defined by the 1940 Act because of their employment with either the Portfolio's advisors and/or underwriter or their affiliates. The mailing address for the Trustee and Officers with respect to the Portfolio's operations is One South Street, Baltimore, Maryland, 21202.


Information Concerning Trustees And Officers

     Non-Interested Trustees



    Name, Date of Birth,                                                                        Number of Funds in
 Position with the Funds and                Business Experience and Directorships                the Fund Complex
Length of Time Served/1,2/                         During the Past 5 Years                           Overseen
------------------------------------------------------------------------------------------------------------------
Richard R. Burt                Chairman, Diligence LLC (international information-collection            68
2/3/47                         and risk-management firm) (September 2002 to present);
Director since 2002            Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation/3/ (April 1996 to
                               present); Member of the Board, Hollinger International,
                               Inc./3/ (publishing) (1995 to present), HCL Technologies
                               Limited (information technology) (April 1999 to present), UBS
                               Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies)
                               (September 1995 to present); and Member, Textron Inc./3/
                               International Advisory Council (July 1996 to present).
                               Formerly, Partner, McKinsey & Company (consulting) (1991-1994)
                               and US Chief Negotiator in Strategic Arms Reduction Talks
                               (START) with former Soviet Union and US Ambassador to the
                               Federal Republic of Germany (1985-1991); Member of the Board,
                               Homestake Mining/3/ (mining and exploration) (1998-February
                               2001), Archer Daniels Midland Company/3/ (agribusiness
                               operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
------------------------------------------------------------------------------------------------------------------
S. Leland Dill                 Trustee, Phoenix Zweig Series Trust (since September 1989),              66
3/28/30                        Phoenix Euclid Market Neutral Funds (since May 1998)
Director since 1990            (registered investment companies); Retired (since 1986).
                               Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                               Director, Vintners International Company Inc. (wine vintner)
                               (June 1989-May 1992), Coutts (USA) International (January
                               1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group
                               (private bank) (March 1991-March 1999); General Partner, Pemco
                               (investment company) (June 1979-June 1986).
------------------------------------------------------------------------------------------------------------------
Martin J. Gruber               Nomura Professor of Finance, Leonard N. Stern School of                  67
7/15/37                        Business, New York University (since September 1964); Trustee,
Director since 1999            CREF (Pension Fund) (since January 2000); Director, S.G. Cowen
                               Mutual Funds (January 1985-January 2001), Japan Equity Fund,
                               Inc. (since January 1992), Thai Capital Fund, Inc. (since
                               January 2000) and Singapore Fund, Inc. (since 2000)
                               (registered investment companies). Formerly, Trustee, TIAA
                               (Pension Fund) (January 1996-January 2000).
------------------------------------------------------------------------------------------------------------------

    Name, Date of Birth,                                                                        Number of Funds in
 Position with the Funds and                Business Experience and Directorships                the Fund Complex
Length of Time Served/1,2/                         During the Past 5 Years                           Overseen
------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman             Private Equity Investor (January 1997 to present); Director,             66
5/27/37                        Soundview Technology Group Inc. (investment banking) (July
Director since 2002            1998 to present), Corvis Corporation/3/ (optical networking equipment) (July 2000 to present), Brown Investment Advisory &
                               Trust Company (investment advisor) (February 2001 to present),
                               The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment
                               companies) (March 1998 to present). Formerly, Director, Circon
                               Corp./3/ (medical instruments) (November 1998-January 1999);
                               President and Chief Executive Officer, The National
                               Association of Securities Dealers, Inc. and The NASDAQ Stock
                               Market, Inc. (1987-1997); Chief Operating Officer of Alex.
                               Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                               (1985-1987); General Partner, Alex. Brown & Sons Incorporated
                               (now Deutsche Bank Securities Inc.) (1976-1985).
------------------------------------------------------------------------------------------------------------------
Richard J. Herring             Jacob Safra Professor of International Banking and Professor,            66
2/18/46                        Finance Department, The Wharton School, University of
Director since 1999            Pennsylvania (since July 1972); Director, Lauder Institute of
                               International Management Studies (since July 2000);
                               Co-Director, Wharton Financial Institutions Center (since July
                               2000) and Vice Dean and Director, Wharton Undergraduate
                               Division (July 1995-June 2000).
------------------------------------------------------------------------------------------------------------------
Graham E. Jones                Senior Vice President, BGK Realty, Inc. (commercial real                 66
1/31/33                        estate) (since 1995); Trustee, 8 open-end mutual funds managed
Director since 2002            by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since
                               1998).
------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel               President and Chief Executive Officer, The Pew Charitable                66
4/10/51                        Trusts (charitable foundation) (1994 to present); Executive
Director since 2002            Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly, Executive
                               Director, The Pew Charitable Trusts (1988-1994); Director, ISI
                               Family of Funds (registered investment companies) (1997-1999)
                               and Director, The Glenmede Trust Company (investment trust and wealth management) (1994-2002).
------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.           Principal, Philip Saunders Associates (Economic and Financial            66
10/11/35                       Consulting) (since November 1988). Formerly, Director,
Director since 1990            Financial Industry Consulting, Wolf & Company
                               (consulting)(1987-1988); President, John Hancock Home Mortgage
                               Corporation (1984-1986); Senior Vice President of Treasury and
                               Financial Services, John Hancock Mutual Life Insurance
                               Company, Inc. (1982-1986).
------------------------------------------------------------------------------------------------------------------
William N. Searcy              Pension & Savings Trust Officer, Sprint Corporation/3/                   66
9/03/46                        (telecommunications) (since November 1989); Trustee of 22
Director since 2002            .open-end mutual funds managed by Sun Capital Advisers, Inc
                               (since October 1998).
------------------------------------------------------------------------------------------------------------------

    Name, Date of Birth,                                                                        Number of Funds in
 Position with the Funds and                Business Experience and Directorships                the Fund Complex
Length of Time Served/1,2/                         During the Past 5 Years                           Overseen
------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth            President, Robert H. Wadsworth Associates, Inc. (consulting              69
1/29/40                        firm) (May 1982 to present). Formerly, President and Trustee,
Director since 2002            Trust for Investment Managers (registered investment company)
                               (April 1999-June 2002); President, Investment Company
                               Administration, L.L.C. (January 1992*-July 2001); President,
                               Treasurer and Director, First Fund Distributors, Inc. (June
                               1990-January 2002); Vice President, Professionally Managed
                               Portfolios (May 1991-January 2002) and Advisors Series Trust
                               (October 1996-January 2002) (registered investment companies);
                               President, Guinness Flight Investment Funds, Inc. (registered investment company) (June 1994-November 1998).
                               * Inception date of the corporation which was the predecessor to the L.L.C.
------------------------------------------------------------------------------------------------------------------



Interested Trustee



    Name, Date of Birth,                                                                        Number of Funds in
 Position with the Funds and                Business Experience and Directorships                the Fund Complex
Length of Time Served/1,2/                         During the Past 5 Years                           Overseen
------------------------------------------------------------------------------------------------------------------
Richard T. Hale/4/             Managing Director, Deutsche Bank Securities Inc. (formerly               200
7/17/45                        Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
Chairman since 2002 and        (1999 to present); Director and President, Investment Company
Director since 1999            Capital Corp. (registered investment advisor) (1996 to
                               present); Director, Deutsche Global Funds, Ltd. (2000 to
                               present), CABEI Fund (2000 to present), North American Income
                               Fund (2000 to present); Director, Scudder Global Opportunities
                               Fund (since 2003); Director/Officer Deutsche/Scudder Mutual
                               Funds (various dates); President, Montgomery Street
                               Securities, Inc. (2002 to present) (registered investment
                               companies); Vice President, Deutsche Asset Management, Inc.
                               (2000 to present); formerly, Director, ISI Family of Funds
                               (registered investment company; 4 funds overseen) (1992-1999).
------------------------------------------------------------------------------------------------------------------

Officers


    Name, Date of Birth,
 Position with the Funds and                Business Experience and Directorships
Length of Time Served/1,2/                         During the Past 5 Years
------------------------------------------------------------------------------------------------------------------
Richard T. Hale/4/             See information provided under "Interested Trustees"
7/17/45
President since 2003
------------------------------------------------------------------------------------------------------------------
Kenneth Murphy/5/              Vice President, Deutsche Asset Management (September
10/13/63                       2000-present). Formerly, Director, John Hancock Signature
Vice President and             Services (1992-2001); Senior Manager, Prudential Mutual Fund
Anti-Money Laundering          Services (1987-1992).
Compliance Officer since
2002
------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo/5/            Director, Deutsche Asset Management (April 2000 to present).
8/5/57                         Formerly, Vice President and Department Head, BT Alex. Brown
Treasurer since 2002           Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998).
------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch               Managing Director, Deutsche Asset Management (2002-present)
3/27/54                        and Director, Deutsche Global Funds Ltd. (2002-present).
Secretary since 1999           Formerly, Director, Deutsche Asset Management (1999-2002),
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998).
------------------------------------------------------------------------------------------------------------------


/1/ Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

/2/ Length of time served represents the date that each Trustee or Officer first began serving in that position with Cash Management Portfolio of which these funds are a series.

/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

/4/  Mr. Hale is a Trustee who is an "interested person" within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

/5/ Address: Two International Place, Boston, Massachusetts.
Trustee Ownership in the Funds/1/

-----------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                                                     Ownership as of December 31,
                       Dollar Range of Beneficial   2002 in all Funds Overseen by
Trustee                  Ownership in the Funds      Trustee in the Fund Complex/2/
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------
Richard R. Burt                   None                        Over $100,000
-----------------------------------------------------------------------------------
S. Leland Dill                    None                        Over $100,000
-----------------------------------------------------------------------------------
Martin J. Gruber                  None                      $10,001-$50,000
-----------------------------------------------------------------------------------
Joseph R. Hardiman                None                        Over $100,000
-----------------------------------------------------------------------------------
Richard J. Herring                None                     $50,001-$100,000
-----------------------------------------------------------------------------------
Graham E. Jones                   None                        Over $100,000
-----------------------------------------------------------------------------------
Rebecca W. Rimel                  None                        Over $100,000
-----------------------------------------------------------------------------------
Philip Saunders, Jr.              None                        Over $100,000
-----------------------------------------------------------------------------------
William N. Searcy                 None                        $1 to $10,000
-----------------------------------------------------------------------------------
Robert H. Wadsworth               None                        Over $100,000
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Interested Trustee
-----------------------------------------------------------------------------------
Richard T. Hale                   None                       Over $100,000
-----------------------------------------------------------------------------------


1. The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

2. Securities beneficially owned as defined under the 1934 Act include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over
$100,000.


Ownership In Securities of DeAM, Inc. and Related Companies

As reported to the Portfolio, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund Complex (including Deutsche Bank AG).

--------------------------------------------------------------------------------------
                                                               Value of
                                                              Securities   Percent of
                          Owner and                              on an     Class on an
                       Relationship to             Title of   Aggregate     Aggregate
Trustee                    Trustee       Company     Class       Basis        Basis
--------------------------------------------------------------------------------------
Richard R. Burt        N/A
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
S. Leland Dill         N/A
--------------------------------------------------------------------------------------
Martin J. Gruber       N/A
--------------------------------------------------------------------------------------
Joseph R. Hardiman     N/A
--------------------------------------------------------------------------------------
Richard J. Herring     N/A
--------------------------------------------------------------------------------------
Graham E. Jones        N/A
--------------------------------------------------------------------------------------
Rebecca W. Rimel       N/A
--------------------------------------------------------------------------------------
Philip Saunders, Jr.   N/A
--------------------------------------------------------------------------------------
William N. Searcy      N/A
--------------------------------------------------------------------------------------
Robert H. Wadsworth    N/A
--------------------------------------------------------------------------------------


Remuneration. Officers of the Portfolio receive no direct remuneration from the Portfolio. Officers and Trustees of the Portfolio who are officers or Trustees of DeAM, Inc. may be considered to have received remuneration indirectly. As compensation for his or her services, each Non-Interested Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. IN addition, the Chairman of the Fund Complex's Audit Committee and Executive Committee receive an annual fee for their services. Payment of such fees and expenses is allocation among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Trustees who are employees of DeAM, Inc. of its affiliates receive no direct compensation from either Fund, although they are compensated as employees of DeAM, Inc., or its affiliates, and as a result may be deemed to participate in fees paid by either Fund or Portfolio. The following table shows compensation received by each Trustee of the Portfolio and aggregate compensation from the Fund Complex during calendar year 2002.


Trustee Compensation Table


                                                                         Total
                                                  Pension or         Compensation
                                             Retirement Benefits       from the
                              Aggregate       Accrued as Part of   Portfolio and the
                             Compensation         Portfolio          Fund Complexs
Name of Trustee            from Portfolio*         Expenses               (1)
---------------            ---------------   -------------------   -----------------
Harry Van Benschoten (3)        $   824              --                 $ 33,750
Charles P. Biggar (3)           $   824              --                 $ 33,832
Richard R. Burt                 $13,882              --                 $124,500
S. Leland Dill                  $15,275              --                 $102,250
Martin J. Gruber                $14,706              --                 $109,000
Richard T. Hale                 $     0              --                 $      0
Joseph R. Hardiman (2)          $13,882              --                 $ 96,000
Richard J. Herring              $14,706              --                 $ 99,750
Graham E. Jones                 $13,882              --                 $ 80,500
Bruce E. Langton (3)            $   824              --                 $ 33,832
Rebecca W. Rimel (2)            $13,882              --                 $ 96,000
Philip Saunders, Jr. (2)        $14,706              --                 $ 99,750

William N. Searcy               $13,882              --                 $ 83,500
Robert H. Wadsworth             $13,882              --                 $126,000
Richard T. Hale                      --              --                       --



(1) During calendar year 2002, the total number of funds in the Fund Complex was
198. During calendar year 2002, the total number of funds overseen by each Trustee was 84 except for Messrs. Benschoten (42 funds), Biggar (42 funds), Burt (86 funds), Gruber (85 funds), Hale (198 funds), Hardiman (82 funds), Langton (42 funds) and Wadsworth (87 funds).

(2) Of the amounts payment to Ms. Rimel and Messrs. Hardiman and Saunders, $13,882, $6,979 and $4,551, respectively, was deferred pursuant to a deferred compensation plan.
(3) No longer Trustees as of July 30, 2002.

     As of April 1, 2003, the Trustees and Officers of the Portfolio owned in the aggregate less than 1% of the shares of the Portfolio.

PROFUND ADVISORS LLC


     Under an investment advisory agreement between the Trust, on behalf of each ProFund, and the Advisor dated October, 1997 and amended and restated as of February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24,
2000, December 8, 2000, January 26, 2001, May 1, 2001, September 1, 2001, May 1,
2002 and September 24, 2002 (the "Agreement" or "Advisory Agreement"), each non-money market ProFund, except the OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund, pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets (Europe 30 ProFund, formerly UltraEurope ProFund, paid the Advisor a fee at an annualized rate of 0.90% of its average daily net assets prior to September 4, 2001). OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.50% and 0.90%, respectively, of its average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor is a limited liability company whose members are Michael L. Sapir, Louis M. Mayberg and William E. Seale, Ph.D. who may be deemed to control the Advisor. The Advisor's address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.


     The Board last approved the Advisory Agreement at a meeting held on September 24, 2002. In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:


          The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies;


          The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds and the ProFunds' historic performance, including the success of the ProFunds in tracking benchmarks and achieving stated investment objectives;

          The Advisor's entrepreneurial commitment to the management of the ProFunds and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisor's assets to the successful operation of the ProFunds;

          The Advisor's representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with relevant portfolio management experience; and

          The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund and its shareholders.

     Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement between the Trust, on behalf of Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisers directly invests the assets of Money Market ProFund.

     For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the ProFunds:


                                                                       ADVISORY FEES
                                                                         FYE 12/31
                                              ---------------------------------------------------------------
                                                       2000                  2001                  2002
                                              -------------------   -------------------   -------------------
                                                Earned     Waived     Earned     Waived     Earned     Waived
                                              ----------   ------   ----------   ------   ----------   ------
Bull ProFund                                  $  490,079      -0-   $  225,673      -0-   $  446,581      -0-
Mid-Cap ProFund                                      N/A      N/A        3,136    3,136       72,748   40,198
Small-Cap ProFund                                    N/A      N/A       24,422      -0-      138,533    5,028
OTC ProFund                                       22,544      -0-       51,745   25,233      157,606      -0-
Large-Cap Value ProFund                              N/A      N/A          N/A      N/A       57,126      -0-
Large-Cap Growth ProFund                             N/A      N/A          N/A      N/A       47,065      -0-
Mid-Cap Value ProFund                                N/A      N/A       12,941    8,797      128,704   16,115
Mid-Cap Growth ProFund                               N/A      N/A       20,637      -0-       38,002   33,622
Small-Cap Value ProFund                              N/A      N/A       32,481      -0-      252,240    7,731
Small-Cap Growth ProFund                             N/A      N/A        8,736    8,736       55,223   34,520
Europe 30 ProFund                                 66,373   66,373       44,369   44,369       33,027   15,576
UltraBull ProFund                              1,396,815      -0-      777,346      -0-      531,275      -0-
UltraMid-Cap ProFund                             198,179      -0-      299,678      -0-      281,589   38,138
UltraSmall-Cap ProFund                           264,648   72,542      311,616   20,996      339,984      -0-
UltraDow 30                                          N/A      N/A          N/A      N/A       16,274    9,353
UltraOTC ProFund                               9,026,371      -0-    2,888,714      -0-    1,849,647      -0-
UltraJapan ProFund                                34,389   21,932       50,838   20,194       88,212   32,276
Bear ProFund                                      51,733   13,458      114,121      -0-      304,545      -0-
Short Small-Cap ProFund                              N/A      N/A          N/A      N/A      364,165      -0-
Short OTC ProFund                                    N/A      N/A          N/A      N/A       40,066    7,838
UltraBear ProFund                                316,582      -0-      369,832      -0-      855,202      -0-
UltraShort OTC ProFund                           512,256      -0-      481,769      -0-      973,472      -0-
Banks UltraSector ProFund                            N/A      N/A        3,045    3,045       27,944   27,944
Basic Materials UltraSector ProFund                  N/A      N/A        2,365    2,365       26,206   26,206
Biotechnology UltraSector ProFund                 33,012   10,881       54,966   36,038       48,469   39,209
Energy UltraSector ProFund                        12,608   12,608       44,879   38,671       36,590   26,404
Financial UltraSector ProFund                     33,345   10,188       76,852   41,687       36,842   27,661
Healthcare UltraSector ProFund                    22,775    7,319       41,504   26,258       24,272   24,272
Internet UltraSector ProFund                       5,968    5,968       19,424   19,424       55,066   17,183
Pharmaceuticals UltraSector ProFund               16,445   10,283       44,741   13,619       26,178   26,178
Precious Metals UltraSector ProFund                  N/A      N/A          N/A      N/A       28,126   17,705
Real Estate UltraSector ProFund                   53,294   26,081      103,772      -0-       61,354   19,545
Semiconductor UltraSector ProFund                 12,275   12,275       40,688   40,688       53,830   26,048
Technology UltraSector ProFund                     5,094    5,094       34,782   34,782       40,659   24,931
Telecommunications UltraSector ProFund             4,771    4,771       19,509   19,509       20,358   15,152
Utilities UltraSector ProFund                     10,798    9,533       12,717   12,717       33,114   18,545
Wireless Communications UltraSector ProFund        6,448    6,448       21,820   21,820       28,535   11,098
U.S. Government Plus ProFund                         N/A      N/A          N/A      N/A       17,825    9,164
Rising Rates Opportunity ProFund                     N/A      N/A          N/A      N/A       42,553      -0-

     Any ProFund, other than the Money Market ProFund, not appearing in the chart above had not commenced operations as of December 31, 2002.

     ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares (1.70% for the U.S. Government Plus ProFund) and 2.95% (2.70% for the U.S. Government Plus ProFund) for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time.

     The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds' shares.


DEUTSCHE ASSET MANAGEMENT, INC.


     Under the terms of an investment advisory agreement (the "Advisory Agreement") between the Portfolio and DeAM, Inc., DeAM, Inc. currently manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. DeAM, Inc. will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's and/or Money Market ProFund's investment objectives, restrictions and policies, as stated herein and in the Prospectus;
(iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio. As provided for under the terms of the Advisory Agreement most recently approved by shareholders on July 30, 2002, DeAM, Inc. may, with the approval of the Portfolio's Board of Trustees, appoint investment sub-advisers, including sub-advisers that are affiliates of DeAM, Inc., to manage the assets of the Portfolio.


     DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital market companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.


     DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc.


     DeAM, Inc. bears all expenses in connection with the performance of services under the Advisory Agreement. DeAm, Inc. may pay, out of its own assets and at no cost to the Portfolio, amounts to financial intermediaries (including ProFund Advisors or another service provider to the Money Market ProFund), in connection with the provision of administrative and/or distribution services on behalf of the Portfolio. For the period ended December 31, 2002, DeAm voluntarily reimbursed certain expenses of the Money Market ProFund in the approximate amount of $262,500. Money Market ProFund and the Portfolio bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or Portfolio who are not officers, directors or employees of DeAM, Inc., the Advisor, the administrator or any of their affiliates; SEC fees and state Blue Sky qualification fees, if any; administrative and services fees; certain insurance premiums, outside auditing and legal expenses, and costs of maintenance of corporate existence; costs attributable to investor services, including without limitation, telephone and personnel expenses; and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.


     For the fiscal years ended December 31, 2000, and 2001, Banker's Trust, the investment advisor to the Portfolio prior to DeAM, Inc., earned $12,843,718 and $14,288,809, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust, reimbursed $1,881,361 and $2,046,136, respectively, to the Portfolio to cover expenses.

     DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

CODES OF ETHICS


     The Trust, the Advisor, and ProFunds Distributors, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund; however, such transactions are reported on a regular basis. The Codes are on file with the SEC and are available to the public.


ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.


     The Trust, as of January 1, 2001, pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over, on an annual basis. Prior to January 1, 2001, the Trust paid BISYS a fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over, on an annual basis.


     BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     For the fiscal years ended December 31, 2000, 2001 and 2002, BISYS, as Administrator, was paid administration fees in the following amounts for each of the ProFunds:


                                                     ADMINISTRATION FEES
                                                          FYE 12/31
                                                --------------------------------
                                                   2000        2001       2002
                                                ----------   --------   --------

Bull ProFund                                    $   57,115   $ 16,430   $ 30,715
Mid-Cap ProFund                                        N/A         56      4,730
Small-Cap ProFund                                      N/A        692      8,425
OTC ProFund                                          2,944      4,108     11,392
Large-Cap Value ProFund                                N/A        N/A        N/A
Large-Cap Growth ProFund                               N/A        N/A        N/A
Mid-Cap Value ProFund                                  N/A        189      8,405
Mid-Cap Growth ProFund                                 N/A        552      2,403
Small-Cap Value ProFund                                N/A        881     15,128
Small-Cap Growth ProFund                               N/A        232      3,427
Europe 30 ProFund                                   75,000      2,854      2,305
UltraBull ProFund                                  163,428     58,087     37,403
UltraMid-Cap ProFund                                23,673     22,165     19,866
UltraSmall-Cap ProFund                              31,137     22,636     23,832
UltraDow 30 ProFund                                    N/A        N/A        521
UltraOTC ProFund                                 1,046,205    209,784    130,035
UltraJapan ProFund                                   3,344      3,135      5,208
Bear ProFund                                         6,047      8,461     21,430
Short Small-Cap ProFund                                N/A        N/A     11,062
Short OTC ProFund                                      N/A        N/A      1,612
UltraBear ProFund                                   36,981     27,620     60,672
UltraShort OTC ProFund                              60,183     35,887     69,246
Banks UltraSector ProFund                              N/A         63      1,825
Basic Materials UltraSector ProFund                    N/A         53      1,744
Biotechnology UltraSector ProFund                    3,977      3,939      3,425
Energy UltraSector ProFund                           1,537      3,274      2,574
Financial UltraSector ProFund                        4,057      5,581      2,601
Healthcare UltraSector ProFund                       2,769      2,974      1,723
Internet UltraSector ProFund                           706      1,397      3,789
Pharmaceuticals UltraSector ProFund                  1,998      3,187      1,835
Real Estate UltraSector ProFund                      6,370      7,559      4,352
Semiconductor UltraSector ProFund                    1,481      2,979      3,766
Technology UltraSector ProFund                         615      2,517      2,851
Telecommunications UltraSector ProFund                 578      1,442      1,400
Utilities UltraSector ProFund                        1,324        911      2,303
Wireless Communications UltraSector ProFund            767      1,615      1,952
U.S. Government Plus ProFund                           N/A        N/A      1,178
Rising Rates Opportunity ProFund                       N/A        N/A      2,001
Money Market ProFund                               291,472    207,693    190,030


     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds and feeder fund management and administrative services to Money Market ProFund. These services include monitoring the performance underlying investment company in which Money Market ProFund invests, coordinating Money Market ProFund's relationship with that investment company, and communicating with the Trust's Board of Trustees and shareholders regarding such entity's performance and Money Market ProFund's two tier structure and, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds. Other duties and services performed by the Advisor under the Management Services Agreement include but are not limited to negotiating contractual agreements, recommending and monitoring service providers, preparing reports for the Board of Trustees regarding service providers and other matters requested by the Board, providing information to financial intermediaries, and making available employees of the Advisor to serve as officers and Trustees of the Trust.

     The Trust's Board of Trustees reviews and approves the Management Services Agreement on an annual basis considering a variety of factors:

       . the fairness and reasonableness of the fees and the profitability of the Advisor's relationship with the ProFunds,

       .  the quality of the services provided,

       .  the knowledge and expertise of the Advisor's staff,

       . the Advisor's overall reputation, resources and staffing; and other factors deemed relevant at the time of approval for the Agreement.


     For these services, the ProFunds pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets for all non-money market ProFunds and 0.35% of its average daily net assets for Money Market ProFund.

     If the Trust's Board of Trustees terminates Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors for client support and administrative services under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund.

     For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds:


                                                                   MANAGEMENT SERVICES FEES
                                                                          FYE 12/31
                                              ------------------------------------------------------------
                                                      2000                 2001                 2002
                                              -------------------   ------------------   -----------------
                                                Earned     Waived    Earned     Waived    Earned    Waived
                                              ----------   ------   --------   -------   --------   ------
Bull ProFund                                  $   98,017      -0-   $ 45,135   $39,982   $ 89,317      -0-
Mid-Cap ProFund                                      N/A      N/A        627       627     14,550    8,040
Small-Cap ProFund                                    N/A      N/A      4,884       -0-     27,707    1,006
OTC ProFund                                        4,831      -0-     11,088    11,088     33,773      -0-
Large-Cap Value ProFund                              N/A      N/A        N/A       N/A     11,425      -0-
Large-Cap Growth ProFund                             N/A      N/A        N/A       N/A      9,413      -0-
Mid-Cap Value ProFund                                N/A      N/A      2,588     2,588     25,741    3,223
Mid-Cap Growth ProFund                               N/A      N/A      4,127       -0-      7,601    6,724
Small-Cap Value ProFund                              N/A      N/A      6,496     2,282     50,448    1,546
Small-Cap Growth ProFund                             N/A      N/A      1,747     1,747     11,045    6,904
Europe 30 ProFund                                 11,062   11,062      7,568     7,568      6,605    3,115
UltraBull ProFund                                279,366      -0-    155,470       -0-    106,255      -0-
UltraMid-Cap ProFund                              39,636   39,347     59,936    47,269     56,318    7,628
UltraSmall-Cap ProFund                            52,930   52,930     62,324    62,324     67,997      -0-
UltraDow 30 ProFund                                  N/A      N/A        N/A       N/A      3,255    1,871
UltraOTC ProFund                               1,805,292      -0-    577,746       -0-    369,931      -0-
UltraJapan ProFund                                 5,732    5,732      8,473     8,473     14,702    5,379
Bear ProFund                                      10,347   10,347     22,824    12,767     60,909      -0-
Short Small-Cap ProFund                              N/A      N/A        N/A       N/A     72,834      -0-
Short OTC ProFund                                    N/A      N/A        N/A       N/A      8,013    1,568
UltraBear ProFund                                 63,317      -0-     73,967       -0-    171,041      -0-
UltraShort OTC ProFund                           102,452      -0-     96,354       -0-    194,695      -0-
Banks UltraSector ProFund                            N/A      N/A        609       609      5,589    5,589
Basic Materials UltraSector ProFund                  N/A      N/A        473       473      5,241    5,241
Biotechnology UltraSector ProFund                  6,602    6,602     10,993    10,993      9,694    7,842
Energy UltraSector ProFund                         2,522    2,522      8,976     8,976      7,318    5,281
Financial UltraSector ProFund                      6,669    6,669     15,370    15,370      7,368    5,532

                                                                   MANAGEMENT SERVICES FEES
                                                                          FYE 12/31
                                              ----------------------------------------------------------------
                                                      2000                   2001                  2002
                                              -------------------   --------------------   -------------------
                                                Earned     Waived     Earned     Waived      Earned     Waived
                                              ----------   ------   ----------   -------   ----------   ------
Healthcare UltraSector ProFund                     4,555    4,555        8,301     8,301        4,854    4,854
Internet UltraSector ProFund                       1,194    1,194        3,885     3,885       11,013    3,437
Pharmaceuticals UltraSector ProFund                3,289    3,289        8,948     8,948        5,236    5,236
Precious Metals UltraSector ProFund                  N/A      N/A          N/A       N/A        5,625    3,541
Real Estate UltraSector ProFund                   10,659   10,659       20,754     5,602       12,271    3,909
Semiconductor UltraSector ProFund                  2,455    2,455        8,138     8,138       10,766    5,210
Technology UltraSector ProFund                     1,019    1,019        6,956     6,956        8,132    4,986
Telecommunications UltraSector ProFund               954      954        3,902     3,902        4,072    3,030
Utilities UltraSector ProFund                      2,160    2,160        2,543     2,543        6,623    3,709
Wireless Communications UltraSector ProFund        1,290    1,290        4,364     4,364        5,707    2,220
U.S. Government Plus ProFund                         N/A      N/A          N/A       N/A        5,348    2,749
Rising Rates Opportunity ProFund                     N/A      N/A          N/A       N/A        8,511      -0-
Money Market ProFund                           1,662,302      -0-    1,909,382       -0-    1,807,726      -0-


     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.


     ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares (1.70% for the U.S. Government Plus ProFund) and 2.95% (2.70% for the U.S. Government Plus ProFund) for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time.


     Under an Administration and Services Agreement, DeAM, Inc. is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration of the Portfolio. DeAM, Inc. will generally assist in all aspects of the Portfolio's operations and will: supply and maintain office facilities (which may be in DeAM, Inc.'s own offices); statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Portfolio); internal auditing, executive and administrative services; and information and supporting data for reports to and filings with the Commission and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Portfolio; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services. Pursuant to a sub-administration agreement (the "Sub-Administration Agreement") Federated Securities Company performs sub-administration duties for the Portfolio as from time to time may be agreed upon by DeAM, Inc. and Federated Securities Company. The Sub-Administration Agreement provides that Federated Securities Company will receive such compensation as from time to time may be agreed upon by Federated Securities Company and DeAM, Inc.. All such compensation will be paid by DeAM, Inc.

     For the fiscal years ended December 31, 2000 and 2001, Bankers Trust, the predecessor to DeAM, Inc., earned compensation of $4,281,239 and $4,762,936, respectively, for administrative and other services provided to the Portfolio.

CUSTODIANS

     UMB Bank, N.A. acts as custodian to the non-money market ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri, 64106. Deutsche Bank Trust Company Americas, located at 100 Plaza One, Jersey City, New Jersey 07311, acts as custodian to the Portfolio and the Money Market ProFund.


     For each of the ProFunds, the applicable custodian, among other things, maintains a custody account or accounts in the name of each ProFund; receives and delivers all assets for each ProFund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each ProFund and pays all expenses of the ProFunds. For its services, each custodian receives an asset-based fee.


INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert LLP serves as counsel to the ProFunds. The firm's address is 1775 I Street, N.W., Washington, DC 20006.

DISTRIBUTOR

     ProFunds Distributors, Inc. , an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor. ProFunds Distributors, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION AND SERVICE (12b-1) PLAN


     The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class Shares as reimbursement or compensation for distribution-related activities with respect to Service Class Shares and shareholder services. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class Shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

     On October 23, 2002, the Board of Trustees determined that, in light of market conditions (including the historically low Federal funds rate) it was in the best interests of the Money Market ProFund to reduce the accrual under the Distribution and Service Plan for the Money Market ProFund by up to 1.00% ("Accrual Reduction") until further notice. The Advisor, ProFunds Distributors, Inc., other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of the ProFunds for distribution related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, ProFund Advisors, ProFunds Distributors, Inc or DeAM, Inc. may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

     The Distribution and Service Plan is operated as a "compensation" plan, as payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan's renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of ProFunds Distributors, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials; (5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders;
(7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment "sweep" functions; and (13) furnishing investment advisory services.

     The Distribution and Service Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Class Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class Shares of the affected ProFund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Class Shares of the ProFunds. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

     The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.


     For the fiscal year ended December 31, 2002, each of the following ProFunds paid fees under the Plans to authorized financial intermediaries, in the following amounts:


                                                                          PLAN FEES
                                                                         FYE 12/31/02
                                              -------------------------------------------------------------------
                                                             Printing and                             Approximate
                                                               Mailing       Compensation                Total
                                                 Sales       Prospectuses         to                     Amount
                                                Material    to other than   Sales Personnel            Spent With
                                                  and          Current            and                  Respect to
                                              Advertising    Shareholders    Broker-Dealers   Other    Each Fund
                                              -----------   -------------   ---------------   -----   -----------
Bull ProFund                                      $-0-           $-0-           $196,414       $-0-    $196,414
Mid-Cap ProFund                                    -0-            -0-             39,293        -0-      39,293
Small-Cap ProFund                                  -0-            -0-             65,557        -0-      65,557

                                                                          PLAN FEES
                                                                         FYE 12/31/02
                                              -------------------------------------------------------------------
OTC ProFund                                        -0-            -0-             18,354        -0-      18,354
Large-Cap Value                                    -0-            -0-             13,553        -0-      13,553
Large-Cap Growth                                   -0-            -0-             20,401        -0-      20,401
Mid-Cap Value ProFund                              -0-            -0-             78,038        -0-      78,038
Mid-Cap Growth ProFund                             -0-            -0-             21,169        -0-      21,169
Small-Cap Value ProFund                            -0-            -0-            111,145        -0-     111,145
Small-Cap Growth ProFund                           -0-            -0-             28,189        -0-      28,189
Europe 30 ProFund                                  -0-            -0-                -0-        -0-         -0-
UltraBull ProFund                                  -0-            -0-            100,186        -0-     100,186



                                                             Printing and                             Approximate
                                                               Mailing       Compensation                Total
                                                 Sales       Prospectuses         to                     Amount
                                                Material    to other than   Sales Personnel            Spent With
                                                  and          Current            and                  Respect to
                                              Advertising    Shareholders    Broker-Dealers   Other    Each Fund
                                              -----------   -------------   ---------------   -----   -----------
UltraSmall-Cap ProFund                             -0-            -0-             42,214        -0-       42,214
UltraDow 30                                        -0-            -0-              3,904        -0-        3,904
UltraOTC ProFund                                   -0-            -0-            152,184        -0-      152,184
UltraJapan ProFund                                 -0-            -0-             29,671        -0-       29,671
Bear ProFund                                       -0-            -0-            117,197        -0-      117,197
Short Small-Cap ProFund                            -0-            -0-             57,576        -0-       57,576
Short OTC ProFund                                  -0-            -0-             20,421        -0-       20,421
UltraBear ProFund                                  -0-            -0-            105,204        -0-      105,204
UltraShort OTC ProFund                             -0-            -0-             71,224        -0-       71,224
Banks UltraSector ProFund                          -0-            -0-              2,045        -0-        2,045
Basic Materials UltraSector ProFund                -0-            -0-              5,499        -0-        5,499
Biotechnology UltraSector ProFund                  -0-            -0-              6,093        -0-        6,093
Energy UltraSector ProFund                         -0-            -0-              7,429        -0-        7,429

                                                                          PLAN FEES
                                                                         FYE 12/31/02
                                              -------------------------------------------------------------------
Financial UltraSector ProFund                      -0-            -0-              6,288        -0-        6,288
Healthcare UltraSector ProFund                     -0-            -0-              1,834        -0-        1,834
Internet UltraSector ProFund                       -0-            -0-              4,599        -0-        4,599
Pharmaceuticals UltraSector ProFund                -0-            -0-              3,107        -0-        3,107
Precious Metals UltraSector ProFund                -0-            -0-              7,223        -0-        7,223
Real Estate UltraSector ProFund                    -0-            -0-             23,258        -0-       23,258
Semiconductor UltraSector ProFund                  -0-            -0-              6,371        -0-        6,371
Technology UltraSector ProFund                     -0-            -0-                990        -0-          990
Telecommunications UltraSector ProFund             -0-            -0-              1,512        -0-        1,512
Utilities UltraSector ProFund                      -0-            -0-              7,461        -0-        7,461
Wireless Communications UltraSector ProFund        -0-            -0-              4,283        -0-        4,283
U.S. Government Plus ProFund                       -0-            -0-             16,611        -0-       16,611
Rising Rates Opportunity ProFund                   -0-            -0-             22,591        -0-       22,591
Money Market ProFund                               -0-            -0-          1,029,558        -0-    1,029,558


     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

ADMINISTRATIVE SERVICES


     The ProFunds may participate in "fund supermarkets" and other programs in which a third-party financial intermediary maintains records of beneficial or indirect ownership interests in the ProFunds. These programs include any type of arrangement through which investors have a beneficial or indirect ownership interest in the ProFunds via omnibus accounts, common or collective trust funds, employee benefit plan trusts or similar arrangements (each a "financial intermediary account"). Under these programs, the Trust, on behalf of the ProFunds, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide administrative services with respect to the ProFunds. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Depending on the arrangements, the ProFunds and/or the Advisor may compensate such financial intermediaries or their agents directly or indirectly for such administrative services. For the fiscal year ended December 31, 2002, the Advisor paid, out of its own resources, amounts associated with administrative services.


     For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of each ProFund that are invested in such ProFund through the financial intermediary account, or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account. The financial intermediary may impose other account or service charges directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

     For the fiscal years ended December 31, 2000, 2001 and 2002, each ProFund listed below paid the following administrative services fees:

                                                    ADMINISTRATIVE SERVICE FEES
                                                              FYE 12/31
                                                   -----------------------------
                                                     2000      2001       2002
                                                   -------   --------   --------
Bull ProFund                                       $   -0-   $ 21,177   $ 93,217
Mid-Cap ProFund                                        -0-        299     13,723
Small-Cap ProFund                                      -0-      4,377     14,142
OTC ProFund                                             10      1,088     51,048
Large-Cap Value ProFund                                -0-        -0-     15,331
Large-Cap Growth ProFund                               -0-        -0-     12,500
Mid-Cap Value ProFund                                  -0-        314     10,259
Mid-Cap Growth ProFund                                 -0-        379      2,569
Small-Cap Value ProFund                                -0-      1,791     21,721
Small-Cap Growth ProFund                               -0-      1,050     13,308
Europe 30 ProFund                                      -0-      1,002      5,396
UltraBull ProFund                                    2,149     51,591     73,900
UltraMid-Cap ProFund                                 1,033     31,042     32,584
UltraSmall-Cap ProFund                               1,178     24,035     20,931
UltraDow 30                                            -0-        -0-      2,008
UltraOTC ProFund                                    10,117    314,376    334,122
UltraJapan ProFund                                       6      2,260     18,043
Bear ProFund                                            26      8,724     61,718
Short Small-Cap ProFund                                -0-        -0-     60,398
Short OTC ProFund                                      -0-        -0-      2,377
UltraBear ProFund                                      228     35,469    163,195
UltraShort OTC ProFund                               1,612     65,108    196,942
Banks UltraSector ProFund                              -0-        125      2,213
Basic Materials UltraSector ProFund                    -0-        127      1,837
Biotechnology UltraSector ProFund                       21      8,837      6,077
Energy UltraSector ProFund                              17      3,757      4,688
Financial UltraSector ProFund                           53      6,839      5,255
Healthcare UltraSector ProFund                          25      8,707      4,726
Internet UltraSector ProFund                           -0-      2,107      5,080
Pharmaceuticals UltraSector ProFund                    135     11,900      4,282

                                                    ADMINISTRATIVE SERVICE FEES
                                                              FYE 12/31
                                                   -----------------------------
                                                     2000      2001       2002
                                                    ------   --------   --------
Precious Metals UltraSector ProFund                    -0-       -0-      1,818
Real Estate UltraSector ProFund                        136     4,830      3,138
Semiconductor UltraSector ProFund                        1     3,653      9,357
Technology UltraSector ProFund                          46     2,381      4,338
Telecommunications UltraSector ProFund                 -0-     1,206      2,379
Utilities UltraSector ProFund                            5       694      3,421
Wireless Communications UltraSector ProFund              2     1,392      2,516
U.S. Government Plus ProFund                           -0-       -0-      1,591
Rising Rates Opportunity ProFund                       -0-       -0-      4,530
Money Market ProFund                                 8,428     8,423      7,730


     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include, without limitation: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST


     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Class Shares and the Investor Class Shares.


     All shares of the ProFunds are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

     If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                 CAPITALIZATION


     As of April 1, 2003, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund (or class of shares thereof) except as set forth below (ProFunds are listed in alphabetical order):



Fund/Class                               Total Shares   Percent
----------                               ------------   -------

BANKS-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           8980.469     44.76%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041-999                       4777.234     23.81%

PAUL M PRUSKY
25 E ATHENS AVE
ARDMORE PA 19003                            1333.286      6.65%

BANKS-SVC
SCOTTRADE INC FBO
CANDACE R KWIATEK IRA
P O BOX 31759
ST LOUIS MO 631310759                        776.995     58.08%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                         260.589     19.48%

MARYLIN J MUZNY
720 N ARMISTEAD ST
ALEXANDRIA VA 22312                           95.175      7.11%

DAVID DRUMMOND
6697 MAJESTIC WAY
CARPENTERSVILLE IL 60110                       86.48      6.46%

BASIC MATERIALS-INV
BEAR STEARNS SECURITIES CORP
FBO 102-28493-17
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3859 020                 29797.072     49.05%

PFPC
FBO LPL SUPERMARKET PROGRAM
760 MOORE RD
C/O KOP-LPL
KING OF PRUSSIA PA 19406                   18298.128     30.12%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           3531.356      5.81%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

BASIC MATERIALS-SVC
TRUST COMPANY OF AMERICA
PO BOX 6503
FBO 60
ENGLEWOOD CO 80155                           520.899     34.18%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                        262.707     17.24%
PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                         247.683     16.25%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            138.552      9.09%

LEGG MASON WOOD WALKER INC
FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS
100 LIGHT ST
ATTN SURPAS
BALTIMORE MD 212031476                       117.004      7.68%

JAMES PADGITT
765 HIGHLAND GROVE DR
BUFFALO GROVE IL 60089                        98.582      6.47%

MARYLIN J MUZNY
720 N ARMISTEAD ST
ALEXANDRIA VA 22312                           92.645      6.08%

BEAR-INV
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     320946.58     39.01%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                         199519.141     24.25%

FIRST TRUST CORPORATION
PO BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                           101409.363     12.33%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

BEAR-SVC
RESOURCES TRUST COMPANY CUST
MARILYN D GILLASPY
PO BOX 5900
DENVER CO 80217                            41775.419     22.77%

FIRST TRUST CORPORATION
PO BOX 173736
DENVER CO 802173736                        26064.269     14.20%

AMERITRADE INC
PO BOX 2226
OMAHA NE 681032226                         24088.395     13.13%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      22942.085     12.50%

BIOTECHNOLOGY-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          67042.543     30.02%

BEAR STEARNS SECURITIES CORP
FBO 102-28493-17
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3859 020                  23540.57     10.54%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      22196.605      9.94%

ABN AMRO INCORPORATED
MARKET MATH SECTOR
55 EAST 52ND STREET
NEW YORK NY 10055                          18694.256      8.37%

BIOTECHNOLOGY-SVC
TRUST COMPANY OF AMERICA
75
7103 S REVERE PKY
ENGLEWOOD CO 80112                         83363.531     82.17%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

BULL-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          245188.54     26.86%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                    216786.174     23.75%

IMS & CO
PO BOX 3865
ENGLEWOOD CO 80155                        207857.302     22.77%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       57123.341      6.26%

BULL-SVC
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          20686.678     18.88%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       14259.463     13.01%

TRUST COMPANY OF AMERICA
PO BOX 6503
FBO 75
ENGLEWOOD CO 80155                          14128.85     12.89%

PLATINUM PLUS FUND LP
103 BRISTOL DR
SEVEN FIELDS PA 16046                      12925.717     11.79%

FIRST TRUST CORPORATION
PO BOX 173736
ATTN DATALYNX NO 140
DENVER CO 80217                             5969.815      5.45%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

ENERGY-INV
BEAR STEARNS SECURITIES CORP
FBO 102-28493-17
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3859  020               63183.639      23.66%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                     34543.856      12.94%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                         33132.424      12.41%

VALUE INVESTORS LIMITED PARTNERSHIP
225 MAIN STREET
WESTPORT CT 06880                         29965.753      11.22%

FUND INVESTORS LIMITED PARTNERS
225 MAIN STREET
WESTPORT CT 06880                         29965.753      11.22%

ENERGY-SVC
BLUSH & CO
PO BOX 976
NEW YORK NY 10268                          6359.466      22.10%

TRUSTLYNX & CO
PO BOX 173736
ATTN DATALYNX NO T26
DENVER CO 802173736                        5367.477      18.65%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       4021.246      13.97%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      3069.764      10.67%

SCOTTRADE  INC
FOR BENEFIT OF  SCOTTRADE INC TR FB
P O BOX 31759
271446487
ST LOUIS MO 63131                          2863.327       9.95%

EUROPE 30-INV
BREHOF LLC
20 NORTH WACKER DR
CHICAGO IL 60606                         281926.052      76.96%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------
EUROPE 30-SVC

BNY CLEARING SERVICES LLC
A C 7326-5362
111 EAST KILBOURN AVENUE
MILWAUKEE WI 53202                            3210.32    23.53%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                         2932.16    21.49%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303
                                             2408.729    17.66%
FINANCIAL-INV
BEAR STEARNS SECURITIES CORP
FBO 102-28493-17
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3859 020                  42185.581    23.84%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       41323.463    23.35%

ABN AMRO INCORPORATED
MARKET MATH SECTOR
55 EAST 52ND STREET
NEW YORK NY 10055                           29119.032    16.46%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           19713.749    11.14%

FINANCIAL-SVC
FIRST CLEARING CORPORATION
A C 3230-9378
5790 N A1A UNIT 2A
MARILYN J FISHER REVOCABLE TR
VERO BEACH FL 329631052                      2862.469    15.47%

STEPHEN M CREER
164 GLENGARY PLACE
CASTLE ROCK CO 80104
                                             1991.553    10.76%
PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                         1877.307    10.14%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            1685.295     9.11%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------
FINANCIAL-SVC (cont'd)
BNY CLEARING SERVICES LLC
A C 1949-8942
111 EAST KILBOURN AVENUE
MILWAUKEE WI 53202                             1606.6     8.68%

SCOTTRADE INC
FOR BENEFIT OF CANDACE R KWIATEK
P O BOX 31759
140462587
ST LOUIS MO 63131                            1399.155     7.56%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                         1039.96     5.62%

HEALTHCARE-INV
ABN AMRO INCORPORATED
MARKET MATH SECTOR
55 EAST 52ND STREET
NEW YORK NY 10055                           50182.149    30.05%

CIBC WORLD MARKETS CORP
FBO 033-30780-12
CHURCH STREET STATION
NEW YORK NY 10008-3484 037                  37752.414    22.61%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           18571.475    11.12%

HEALTHCARE-SVC
TRUST COMPANY OF AMERICA
75
7103 S REVERE PKY
ENGLEWOOD CO 80112                          34498.152    76.97%

INTERNET-INV
FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                              78278.69    34.41%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           51574.786    22.67%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       34925.101    15.35%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------
INTERNET-INV (cont'd)
SCOTTRADE INC  FBO
JEFFERY S DANIELS
P O BOX 31759
ST LOUIS MO 631310759                       13432.174     5.90%

AMERITRADE INC
PO BOX 2226
OMAHA NE 681032226                          11635.528     5.11%

INTERNET-SVC
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            9114.276    45.85%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                        6398.359    32.18%

LARGE-CAP GROWTH-INV
IMS & CO
PO BOX 3865
ENGLEWOOD CO 80155                        1477389.942    60.98%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     264360.615    10.91%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       183770.092     7.58%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          169884.852     7.01%

LARGE-CAP GROWTH-SVC

TRUST COMPANY OF AMERICA
75
7103 S REVERE PKY
ENGLEWOOD CO 80112                          73847.426    93.19%

LARGE-CAP VALUE-INV
FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                             67794.862    90.08%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------
LARGE-CAP VALUE-SVC
FTC & CO
P O BOX 173736
ATTN DATALYNX 043
DENVER CO 802173736                            218.04    31.21%

CHRISTINE A WATKINS
17825 HOLIDAY DR
MORGAN HILL CA 95037                          161.017    23.05%

DAVID DRUMMOND
6697 MAJESTIC WAY
CARPENTERSVILLE IL 60110                      141.411    20.24%

RICHARD STATZ
18-2 WILLOW BRIDGE WAY
BLOOMINGDALE IL 60108                          79.151    11.33%

MID-CAP GROWTH-INV
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                      68413.854    47.64%

FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                             43671.825    30.41%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           28241.726    19.67%

MID-CAP GROWTH-SVC
H C CRAIN
SHIRLEY A CRAIN
P O BOX 11373
FORT SMITH AR 72917                         24411.798    29.36%

JOHN A MEYER
DONNA G MEYER
4401 SPRING CLIFF LOOP
ROGERS AR 72756                                9411.4    11.32%

FTC & CO
ATTN DATALYNX 180
PO BOX 173736
DENVER CO 802173736                          7358.468     8.85%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------
MID-CAP VALUE-INV
FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                              7069.128    29.12%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            3110.531    12.82%

SCOTTRADE INC FBO
BETTY M LARSON TR
P O BOX 31759
ST LOUIS MO 631310759                        2068.252     8.52%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                       1974.605     8.14%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                         1564.767     6.45%

PROFUND ADVISORS LLC
7900 WISCONSIN AVE
BETHESDA MD 20814                            1469.728     6.06%

MANESH J SHAH
4819 W WICKFORD
BLOOMFIELD MI 48302                           1393.69     5.74%

MID-CAP VALUE-SVC
MILLENNIUM TRUST COMPANY LLC
FUNDS 966
15255 S 94TH AVE
ORLAND PARK IL 604623897                    16033.674    97.06%

MID-CAP-INV
FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                             61592.374    61.25%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                      23477.003    23.35%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           10724.244    10.66%

MID-CAP-SVC
TRUST COMPANY OF AMERICA
BAY-71
PO BOX 6503
ENGLEWOOD CO 80155                          51978.101    54.43%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       32122.715    33.64%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           11172.948    11.70%

MONEY MARKET-INV
MFI PARTNERS
25 E ATHENS AVE
ARDMORE PA 19003                         29120928.359     6.64%

MONEY MARKET-SVC
TRUST COMPANY OF AMERICA
60
PO BOX 6503
ENGLEWOOD CO 80155                       30706050.039    23.58%

PENSCO PENSION SERVICES INC FBO
IRA KANTER
3RD FLOOR
250 MONTGOMERY STREET
SAN FRANCISCO CA 94104                   16953624.665    13.02%

OTC-INV
IMS & CO
PO BOX 3865
ENGLEWOOD CO 80155                        1209379.224    45.42%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          414654.493    15.57%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     228287.865     8.57%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       193220.069     7.26%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

OTC-SVC
TRUST COMPANY OF AMERICA
72
PO BOX 6503
ENGLEWOOD CO 80155                          64345.831    36.26%

FIRST TRUST CORPORATION
PO BOX 173736
DENVER CO 802173736                         47699.083    26.88%

H C CRAIN
SHIRLEY A CRAIN
P O BOX 11373
FORT SMITH AR 72917                         16067.575     9.05%

PHARMACEUTICALS-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           85482.896    28.37%

BEAR STEARNS SECURITIES CORP
FBO 102-28493-17
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3859 020                  57553.734    19.10%

ABN AMRO INCORPORATED
MARKET MATH SECTOR
55 EAST 52ND STREET
NEW YORK NY 10055                           49468.085    16.42%

SEMA CO
95400141
12E 49TH ST 41ST FL
NEW YORK NY 10017                               28100     9.32%

JAMES A GILLIGAN
JULIE J GILLIGAN
303 KICKERILLO DR
HOUSTON TX 77079                            23607.177     7.83%

PHARMACEUTICALS-SVC
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                        5815.647    25.07%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            4138.436    17.84%

NADEEN PASTMAN
379 GLENBROOK DRIVE
ATLANTIS FL 33462                             1537.45     6.63%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

PHARMACEUTICALS-SVC (cont'd)
EMILE J FARGE
114 STONE GATE WAY
MABLETON GA 301261976                        1400.128     6.04%

E DERRICK WHEELER
1085 HAVERHILL TRL
LAWRENCEVILLE GA 30044                       1378.038     5.94%

KENNETH BOHANNON DBP
379 GLENBROOK DR
ATLANTIS FL 33462                            1339.153     5.77%

PRECIOUS METALS-INV
FUND INVESTORS LIMITED PARTNE
225 MAIN STREET
WESTPORT CT 06880                           82372.323    12.06%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            72422.53    10.60%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                        45638.04     6.68%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                      37026.549     5.42%

AMERITRADE INC
PO BOX 2226
OMAHA NE 681032226                          36574.793     5.35%

PRECIOUS METALS-SVC
FTC & CO
PO BOX 173736
ATTN DATALYNX 00573
DENVER CO 802173736                         10268.526    49.63%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                        3268.734    15.80%

BEAR STEARNS SECURITIES CORP
FBO 520-47130-19
1 METROTECH CENTER NORTH
BROOKLYN NY 112013859                            2258    10.91%

AMERITRADE INC
PO BOX 2226
OMAHA NE 681032226                            1210.24     5.85%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

REAL ESTATE-INV
BEAR STEARNS SECURITIES CORP
FBO 102-28493-17
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3859 020                  63554.129    31.54%

CIBC WORLD MARKETS CORP
FBO 033-30780-12
CHURCH STREET STATION
NEW YORK NY 10008-3484 037                  57825.148    28.69%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            29339.74    14.56%

REAL ESTATE-SVC
TRUST COMPANY OF AMERICA
PO BOX 6503
FBO 60
ENGLEWOOD CO 80155                         404456.169    99.07%

RISING RATES OPPORTUNITY-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          483084.154    29.74%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     262129.377    16.14%

FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                            226125.936    13.92%

LEGG MASON WOOD WALKER INC
FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS
100 LIGHT ST
ATTN SURPAS
BALTIMORE MD 212031476                     154546.672     9.51%

RISING RATES OPPORTUNITY-SVC
TRUST COMPANY OF AMERICA
PO BOX 6503
FBO 75
ENGLEWOOD CO 80155                         294441.912    52.72%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       48557.885     8.69%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

SEMICONDUCTOR-INV
BEAR STEARNS SECURITIES CORP
FBO 172-20786-13
1 METROTECH CENTER NORTH
BROOKLYN NY 112013859                      176957.058    30.98%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          155095.943    27.15%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       61746.426    10.81%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                        35253.301     6.17%

SEMICONDUCTOR-SVC
PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                         6531.091    28.38%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            5776.841    25.10%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                        4124.502    17.92%

FTC & CO
PO BOX 173736
ATTN DATALYNX 00573
DENVER CO 802173736                          1553.511     6.75%

SHORT OTC-INV
FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                             83152.438    26.45%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           65567.156    20.86%

WILLIAM J KOPP
303 TURTLE HATCH RD
NAPLES FL 34103                             48134.215    15.31%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

SHORT OTC-INV (cont'd)
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                      17345.585     5.52%

SHORT OTC-SVC
TRUST COMPANY OF AMERICA
60
PO BOX 6503
ENGLEWOOD CO 80155                        1339829.653    87.47%

RESOURCES TRUST COMPANY CUST
MARILYN D GILLASPY
P O BOX 5900
DENVER CO 80217                             79715.354     5.20%

SHORT SMALL-CAP-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          507481.319    86.03%

SHORT SMALL-CAP-SVC
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                        8472.598    23.66%

J ANDRE WEISBROD
STAAR INVESTMENT TRUST SCSF
604 MCKNIGHT PARK DR
PITTSBURGH PA 15237                          4112.698    11.48%

SIWEAR INC
404 KELBY ST
C/O SHANGHAI INTL HOLDING
FORT LEE NJ 07024                            3823.405    10.68%

ANITA P WONG
8 BROOKLINE AVE
EAST HANOVER NJ 07936                        2768.732     7.73%

MEI YU
11 APPLE ORCHARD ROAD
MOORESTOWN NJ 08057                          2698.993     7.54%

SHUK KAM YEUNG-LAM
84 SAND HURST ST
WILLIAMSVILLE NY 14221                       2531.015     7.07%

ZIGGY Y LEUNG
33 BERNADETTE RD
MORGANVILLE NJ 07751                         2410.218     6.73%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

SHORT SMALL-CAP-SVC (cont'd)
TRUST COMPANY OF AMERICA
60
PO BOX 6503
ENGLEWOOD CO 80155                          2357.132      6.58%

SMALL-CAP GROWTH-INV
IMS & CO
PO BOX 3865
ENGLEWOOD CO 80155                        710112.621     47.93%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                    189748.221     12.81%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                         155992.426     10.53%

FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                           152288.415     10.28%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       110078.37      7.43%

DLZ CORP 401K PSP/AGG GROWTH
6000 MEMORIAL DRIVE
DUBLIN OH 43017                            99242.084      6.70%

SMALL-CAP GROWTH-SVC
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          65404.302     37.05%

FTC & CO
ATTN DATALYNX 180
PO BOX 173736
DENVER CO 802173736                        25017.652     14.17%

H C CRAIN
SHIRLEY A CRAIN
P O BOX 11373
FORT SMITH AR 72917                        19726.062     11.17%

TRUST COMPANY OF AMERICA
75
7103 S REVERE PKY
ENGLEWOOD CO 80112                         13587.333      7.70%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

SMALL-CAP VALUE-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          16701.317     44.42%

FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                            11732.023     31.20%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                      2763.556      7.35%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                        1933.195      5.14%

SMALL-CAP VALUE-SVC
MILLENNIUM TRUST COMPANY LLC
FUNDS 966
15255 S 94TH AVE
ORLAND PARK IL 604623897                   16517.573     62.39%

TRUST COMPANY OF AMERICA
83
PO BOX 6503
ENGLEWOOD CO 80155                          7675.122     28.99%

SMALL-CAP-INV
FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX HOUSE
DENVER CO 80217                           158821.457     28.86%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                     131864.445     23.96%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     131377.51     23.87%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          58674.655     10.66%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

SMALL-CAP-SVC
FTC & CO
PO BOX 173736
ATTN DATALYNX 00325
DENVER CO 802173736                       281666.549     62.25%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NY NY 10041 999                             53062.54     11.73%

TRUST COMPANY OF AMERICA
PO BOX 6503
FBO 98
ENGLEWOOD CO 80155                         52748.925     11.66%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          42696.551      9.44%

TECHNOLOGY-INV
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      72442.861     39.89%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          56079.603     30.88%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                        9625.771      5.30%

TECHNOLOGY-SVC
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           4369.134     45.21%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       1449.956     15.00%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                        1190.309     12.32%

FTC & CO
PO BOX 173736
ATTN DATALYNX 00573
DENVER CO 802173736                          730.559      7.56%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

TECHNOLOGY-SVC (cont'd)
FIRST CLEARING CORPORATION
A C 2015-5052
P O BOX 788
CHANGARIS ENTERPRISES SEP
ROSEVILLE CA 956780788                        604.23      6.25%

TELECOMMUNICATIONS-INV
BEAR STEARNS SECURITIES CORP
FBO 102-28493-17
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3859 020                 35353.455     52.00%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          11069.032     16.28%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       4602.746      6.77%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                        3940.628      5.80%

TELECOMMUNICATIONS-SVC

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       1084.347     24.78%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            948.135     21.67%

FTC & CO
PO BOX 173736
ATTN DATALYNX 00573
DENVER CO 802173736                          776.889     17.75%

SCOTTRADE INC  FBO
JOE R CLEMENT
P O BOX 31759
ST LOUIS MO 631310759                        563.063     12.87%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                         327.757      7.49%

J ANDRE WEISBROD
STAAR INVESTMENT TRUST ACF
604 MCKNIGHT PARK DR
PITTSBURGH PA 15237                          270.124      6.17%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

U.S. GOVERNMENT PLUS-INV
WALTER J LOICK
RENA H LOICK
1111 BAYSHORE BLVD
CLEARWATER FL 33759                         7623.124     22.45%

ROBIN ODNEAL
10502 KENTFIELD PL
FORT WAYNE IN 46818                         4271.308     12.58%

PHILIP D COOK
1104 LISADALE CIRCLE
BALTIMORE MD 21228                          3495.832     10.30%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           3319.084      9.78%

JULIUS G SIDDON
1009 TOWER 1
24055 PASEO DEL LAGO W
LAGUNA WOODS CA 926532678                    3230.93      9.52%

SCOTTRADE INC  FBO
THOMAS P KEEFE
P O BOX 31759
ST LOUIS MO 631310759                       1735.215      5.11%

U.S. GOVERNMENT PLUS-SVC
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      16179.444     30.06%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           3331.849      6.19%

ULTRABEAR-INV
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                    755098.698     25.00%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                         627105.517     20.76%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       207913.52      6.88%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

ULTRABEAR-INV (cont'd)
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      183809.993     6.08%

ULTRABEAR-SVC
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       67420.145    29.18%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           58478.711    25.31%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                        23711.545    10.26%

FISERV SECURITIES INC
FAO 81168122
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA PA 19103                       18053.082     7.81%

AMERITRADE INC
PO BOX 2226
OMAHA NE 681032226                          16260.741     7.04%

ULTRABULL-INV
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                    1168869.507    46.09%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          438915.726    17.31%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       153319.393     6.05%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      144001.692     5.68%

ULTRABULL-SVC
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           48726.734    11.83%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

ULTRABULL-SVC (cont'd)
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      46815.531     11.37%

ULTRADOW 30-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                         190789.393     46.48%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      42938.089     10.46%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     35016.224      8.53%

ULTRADOW 30-SVC
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      19304.542     47.56%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           6226.681     15.34%

FIRST CLEARING CORPORATION
A C 7455-4177
8270 NIESSEN WAY
CAMPBELL COWPERTHWAIT
FAIR OAKS CA 956282758                      5093.452     12.55%

BNY CLEARING SERVICES LLC
A C 8688-3936
111 EAST KILBOURN AVENUE
MILWAUKEE WI 53202                          4976.013     12.26%

ULTRAJAPAN-INV
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                           50110.96     27.49%

CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     28302.245     15.53%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

ULTRAJAPAN-INV (cont'd)
BANC OF AMERICA SECURITIES LLC
118-11273-15
200 NORTH COLLEGE ST 3RD FL                 27870.68     15.29%

CHARLOTTE NC 28255
AMERITRADE INC
PO BOX 2226
OMAHA NE 681032226                         12822.622      7.03%

ULTRAJAPAN-SVC
TRUSTLYNX & CO
P O BOX 173736
ATTN DATALYNX NO T26
DENVER CO 802173736                         5596.133     31.52%

SHUK KAM YEUNG-LAM
84 SAND HURST ST
WILLIAMSVILLE NY 14221                      5384.475     30.32%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                        1653.624      9.31%

YUK HING TSANG
1427 E 101TH ST
BROOKLYN NY 11236                           1487.348      8.38%

ULTRAMID-CAP-INV
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     185456.32     29.04%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                         101729.203     15.93%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      65987.573     10.33%

BRANCH BANKING & TRUST C/F API
223 WEST NASH STREET
WILSON NC 27894
CITICORP USA INC                           51724.138      8.10%

AS COLL PLEDGEE OF WILSHIRE ASSOC INC
ONE SAMSONE STREET 24TH FLOOR
SAN FRANCISCO CA 94104                     36752.137      5.75%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

ULTRAMID-CAP-SVC (cont'd)
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       29228.753    57.39%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            4098.491     8.05%

BNY CLEARING SERVICES LLC
A C 1949-8937
111 EAST KILBOURN AVENUE
MILWAUKEE WI 53202                           3685.958     7.24%

FTC & CO
PO BOX 173736
ATTN DATALYNX 00573
DENVER CO 802173736                          3463.034     6.80%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                         2767.537     5.43%

ULTRAOTC-INV
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                    4681770.356    26.96%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                         3216467.931    18.52%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                     2158704.634    12.43%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       876806.976     5.05%

ULTRAOTC-SVC
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       332228.34    23.60%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 07303                       313780.512    22.29%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

ULTRAOTC-SVC (cont'd)
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          225603.146   16.03%

ULTRASHORT OTC-INV
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                     610845.389   27.56%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          450869.863   20.34%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       190131.95    8.58%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ 0 303                       124586.149    5.62%

ULTRASHORT OTC-SVC
NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                       24548.068   31.51%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            14064.06   18.05%

AMERITRADE INC
PO BOX 2226
OMAHA NE 681032226                          12099.727   15.53%
TRUSTLYNX & CO
P O BOX 173736
ATTN DATALYNX NO T26
DENVER CO 802173736
RESOURCES TRUST COMPANY CUST                 4740.027    6.08%

MARILYN D GILLASPY
P O BOX 5900
DENVER CO 80217                              4345.554    5.58%

FIRST TRUST CORPORATION
P O BOX 173736
ATTN DATALYNX NO 181
DENVER CO 80217                              3996.676    5.13%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

ULTRASMALL-CAP-INV (cont'd)
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCOUNT OF CUSTOMERS
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA 94104                    629382.867     31.61%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                     315482.001     15.85%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                         295018.941     14.82%

NORMAN G FOSBACK
528 ALEXANDER PALM RD
BOCA RATON FL 33432                       105539.054      5.30%

ULTRASMALL-CAP-SVC
TRUST COMPANY OF AMERICA
FBO 98
PO BOX 6503
ENGLEWOOD CO 80155                          87056.34     37.19%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      34480.024     14.73%

ULTRASMALL-CAP-SVC
NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          21335.928      9.12%

TRUSTLYNX & CO
P O BOX 173736
ATTN DATALYNX NO T26
DENVER CO 802173736                        12922.146      5.52%

BNY CLEARING SERVICES LLC
A C 7326-5362
111 EAST KILBOURN AVENUE
MILWAUKEE WI 53202                         11713.106      5.00%

UTILITIES-INV
CIBC WORLD MARKETS CORP
FBO 033-30780-12
CHURCH STREET STATION
NEW YORK NY 10008-3484 037                 94086.022     34.45%

Fund/Class                               Total Shares   Percent
----------                               ------------   -------

UTILITIES-INV (cont'd)
BEAR STEARNS SECURITIES CORP
FBO 102-28493-17
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3859 020                  79898.925    29.26%

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                            23377.49     8.56%

UTILITIES-SVC
TRUST COMPANY OF AMERICA
120-QP
PO BOX 6503
ENGLEWOOD CO 80155                         217197.492    88.81%

WIRELESS COMMUNICATIONS-INV

NATIONAL FINANCIAL SERVICES LLC
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK NY 10281                          186973.361    31.28%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NEW YORK NY 10041 999                      172040.662    28.78%

ABN AMRO INCORPORATED
MARKET MATH SECTOR
55 EAST 52ND STREET
NEW YORK NY 10055                           44264.706     7.41%

WIRELESS COMMUNICATIONS-SVC
TRUST COMPANY OF AMERICA
PO BOX 6503
FBO 60
ENGLEWOOD CO 80155                        1830245.831    98.00%

     A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund (or class of shares thereof) may be deemed a "control person" (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


     Each of the ProFunds intends to be taxed each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).


     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

     If, in any taxable year, a ProFund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund in computing its taxable income. In addition, the ProFund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a ProFund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund failed to qualify as a RIC for a period greater than one taxable year, the ProFund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund had been liquidated) in order to qualify as a RIC in a subsequent year.


     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement.

     A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during

January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.




     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.


MARKET DISCOUNT

     If a ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES


     Under certain circumstances, each ProFund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon each ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on each ProFund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to transactions if such transaction is closed before the end of the of the

30th day after the close of the ProFund's taxable year and the ProFund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed.


PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called "excess distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.


FOREIGN TAXES

     Each ProFund may be subject to certain taxes imposed by the countries in which it invests or operates. If a ProFund qualifies as a RIC and if more than 50% of the value of each ProFund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, such ProFund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the ProFund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the ProFund's shareholders. For any year for which a ProFund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by that ProFund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. No credit may be claimed with respect to ProFund shares that have been held less than 16 days. In any year in which it elects to "pass through" foreign taxes to shareholders, a ProFund will notify shareholders within 60 days after the close of the ProFund's taxable year of the amount of such taxes and the sources of its income.

     Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of each ProFund's income flows through to its shareholders. With respect to each ProFund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a ProFund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by each ProFund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals, and, for individuals, foreign taxes may not be deducted in computing the alternative minimum tax. If the ProFund is not eligible to make the election to "pass-through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce its investment company taxable income, and the distribution by the ProFund will be treated as U.S. source income.

     The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

SECTION 988 GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time each ProFund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the ProFund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each ProFund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a ProFund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her ProFund shares.


DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares. Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder's address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund may be required to withhold federal income tax ("backup withholding") from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 30.0% in 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the non-money market ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. Except for Money Market ProFund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect at the time of the distribution or liquidation. The impact of taxes on the ProFunds' distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

     Standardized total return quotations will be compared separately for each of the Investor Class and Service Class Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class and Service Class Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual total returns for the Investor Class and Services Class Shares of each ProFund for the one year, five year and since inception periods ended December 31, 2002, were as follows:

                             INVESTOR [CLASS] SHARES

C L A S S I C  P R O F U N D S


                                                       One Year   Five Years   Since Inception   Inception Date
                                                       --------   ----------   ---------------   --------------
Bull ProFund
Investor Class Shares                                                                               12/01/97
   - Before Taxes                                       -25.21%      -3.84%         -3.98%
   - After Taxes on Distributions                       -25.21%      -3.94%         -4.09%
   - After Taxes on Distributions and Sale of Shares    -15.48%      -3.03%         -3.15%

Mid-Cap ProFund
Investor Class Shares                                                                               09/04/01
   - Before Taxes                                       -19.02%         --         -13.37%
   - After Taxes on Distributions                       -19.02%         --         -13.49%
   - After Taxes on Distributions and Sale of Shares    -11.68%         --         -10.70%

Small-Cap ProFund
Investor Class Shares                                                                               09/04/01
   - Before Taxes                                       -23.14%         --         -15.99%
   - After Taxes on Distributions                       -23.14%         --         -16.00%
   - After Taxes on Distributions and Sale of Shares    -14.21%         --         -12.72%

OTC ProFund
Investor Class Shares                                                                               08/07/00
   - Before Taxes                                       -38.57%         --         -42.34%
   - After Taxes on Distributions                       -38.57%         --         -42.34%
   - After Taxes on Distributions and Sale of Shares    -23.68%         --         -30.79%

Mid-Cap Value ProFund
Investor Class Shares                                                                               09/04/01
   - Before Taxes                                       -13.99%         --         -11.35%
   - After Taxes on Distributions                       -13.99%         --         -12.17%
   - After Taxes on Distributions and Sale of Shares     -8.59%         --          -9.41%

Mid-Cap Growth ProFund
Investor Class Shares                                                                               09/04/01
   - Before Taxes                                       -22.70%         --         -15.48%

   - After Taxes on Distributions                       -22.70%         --         -15.63%
   - After Taxes on Distributions and Sale of Shares    -13.94%         --         -12.37%

Small-Cap Value ProFund
Investor Class Shares                                                                               09/04/01
   - Before Taxes                                       -18.43%         --         -13.53%
   - After Taxes on Distributions                       -18.43%         --         -13.67%
   - After Taxes on Distributions and Sale of Shares    -11.32%         --         -10.83%

Small-Cap Growth ProFund
Investor Class Shares                                                                               09/04/01
   - Before Taxes                                       -19.64%         --         -12.77%
   - After Taxes on Distributions                       -22.50%         --         -15.41%
   - After Taxes on Distributions and Sale of Shares    -12.06%         --         -11.41%

Europe 30 ProFund
Investor Class Shares                                                                               03/15/99
   - Before Taxes                                       -25.28%         --         -22.60%
   - After Taxes on Distributions                       -25.28%         --         -24.00%
   - After Taxes on Distributions and Sale of Shares    -15.52%         --         -16.67%


U L T R A  P R O F U N D S


                                                       One Year   Five Years   Since Inception   Inception Date
                                                       --------   ----------   ---------------   --------------
UltraBull ProFund
Investor Class Shares
   - Before Taxes                                       -46.45%     -13.57%        -12.85%          11/27/97
   - After Taxes on Distributions                       -46.45%     -13.64%        -12.92%
   - After Taxes on Distributions and Sale of Shares    -28.52%     -10.11%         -9.60%

UltraMid-Cap ProFund
Investor Class Shares                                                                               02/07/00
   - Before Taxes                                       -38.18%         --         -17.88%
   - After Taxes on Distributions                       -38.18%         --         -17.88%
   - After Taxes on Distributions and Sale of Shares    -23.44%         --         -13.72%

UltraSmall-Cap ProFund
Investor Class Shares                                                                               02/07/00

   - Before Taxes                                       -44.30%         --         -32.46%
   - After Taxes on Distributions                       -44.30%         --         -32.46%
   - After Taxes on Distributions and Sale of Shares    -27.20%         --         -23.70%

UltraOTC ProFund
Investor Class Shares                                                                               12/01/97
   - Before Taxes                                       -69.42%     -25.05%        -27.31%
   - After Taxes on Distributions                       -69.42%     -25.63%        -27.86%
   - After Taxes on Distributions and Sale of Shares    -42.63%     -15.30%        -16.61%

UltraJapan ProFund
Investor Class Shares                                                                               02/07/00
   - Before Taxes                                       -39.80%         --         -48.24%
   - After Taxes on Distributions                       -39.80%         --         -48.66%
   - After Taxes on Distributions and Sale of Shares    -24.44%         --         -32.56%


I N V E R S E  P R O F U N D S


                                                       One Year   Five Years   Since Inception   Inception Date
                                                       --------   ----------   ---------------   --------------
Bear ProFund
Investor Class Shares                                                                               12/30/97
   - Before Taxes                                        20.92%       2.58%          2.58%
   - After Taxes on Distributions                        20.92%       0.82%          0.82%
   - After Taxes on Distributions and Sale of Shares     12.84%       1.02%          1.02%

UltraBear ProFund
Investor Class Shares                                                                               12/22/97
   - Before Taxes                                        38.11%      -2.39%         -1.68%
   - After Taxes on Distributions                        38.11%      -3.13%         -2.43%
   - After Taxes on Distributions and Sale of Shares     23.40%      -2.34%         -1.80%

UltraShort OTC ProFund
Investor Class Shares                                                                               06/02/98
   - Before Taxes                                        48.56%         --         -40.67%
   - After Taxes on Distributions                        46.67%         --         -41.66%
   - After Taxes on Distributions and Sale of Shares     29.78%         --         -24.90%


U L T R A S E C T O R  P R O F U N D S


For the periods ended December 31, 2002                One Year   Five Years   Since Inception   Inception Date
---------------------------------------                --------   ----------   ---------------   --------------
Banks UltraSector ProFund
Investor Class Shares                                                                               09/04/01
   - Before Taxes                                       -10.56%       --           -10.83%
   - After Taxes on Distributions                       -12.10%       --           -12.05%
   - After Taxes on Distributions and Sale of Shares     -6.49%       --            -9.21%

Basic Materials UltraSector ProFund
Investor Class Shares                                                                               09/04/01
   - Before Taxes                                       -21.17%       --           -19.33%
   - After Taxes on Distributions                       -21.17%       --           -19.38%
   - After Taxes on Distributions and Sale of Shares    -13.00%       --           -15.38%

Biotechnology UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -53.68%       --           -42.52%
   - After Taxes on Distributions                       -53.68%       --           -42.52%
   - After Taxes on Distributions and Sale of Shares    -32.96%       --           -30.57%

Energy UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -25.79%       --           -18.80%
   - After Taxes on Distributions                       -25.79%       --           -18.80%
   - After Taxes on Distributions and Sale of Shares    -15.83%       --           -14.52%

Financial UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -24.88%       --            -8.77%
   - After Taxes on Distributions                       -24.90%       --            -8.78%
   - After Taxes on Distributions and Sale of Shares    -15.28%       --            -6.92%

Healthcare UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -35.41%         --         -20.76%
   - After Taxes on Distributions                       -35.41%         --         -20.76%
   - After Taxes on Distributions and Sale of Shares    -21.74%         --         -15.96%

Internet UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -58.27%         --         -76.01%
   - After Taxes on Distributions                       -58.27%         --         -76.01%
   - After Taxes on Distributions and Sale of Shares    -35.78%         --         -44.83%

Pharmaceuticals UltraSector ProFund
Investor Class Shares                                                                               06/28/00
   - Before Taxes                                       -34.89%         --         -21.86%
   - After Taxes on Distributions                       -34.89%         --         -21.86%
   - After Taxes on Distributions and Sale of Shares    -21.42%         --         -16.77%

Real Estate UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                        -6.82%         --           5.81%
   - After Taxes on Distributions                       -10.40%         --           2.27%
   - After Taxes on Distributions and Sale of Shares     -4.00%         --           3.08%

Semiconductor UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -70.07%         --         -67.44%
   - After Taxes on Distributions                       -70.07%         --         -67.44%
   - After Taxes on Distributions and Sale of Shares    -43.02%         --         -42.45%

Technology UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -57.06%         --         -63.12%
   - After Taxes on Distributions                       -57.06%         --         -63.12%
   - After Taxes on Distributions and Sale of Shares    -35.03%         --         -40.89%

Telecommunications UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -54.43%         --         -50.15%
   - After Taxes on Distributions                       -54.43%         --         -50.15%
   - After Taxes on Distributions and Sale of Shares    -33.42%         --         -34.89%

Utilities UltraSector ProFund
Investor Class Shares                                                                               07/26/00
   - Before Taxes                                       -37.00%         --         -24.32%
   - After Taxes on Distributions                       -37.37%         --         -24.54%
   - After Taxes on Distributions and Sale of Shares    -22.72%         --         -18.69%

Wireless Communications UltraSector ProFund
Investor Class Shares                                                                               06/19/00
   - Before Taxes                                       -80.37%         --         -74.07%

   - After Taxes on Distributions                       -80.37%         --         -74.07%
   - After Taxes on Distributions and Sale of Shares    -49.35%         --         -44.38%

                              SERVICE [CLASS] SHARES


                                                       One Year   Five Years   Since Inception   Inception Date
                                                       --------   ----------   ---------------   --------------
Bull ProFund
Service Class Shares                                                                                12/01/97
   - Before Taxes                                       -25.78%      -4.66%          -4.79%
   - After Taxes on Distributions                       -25.78%      -4.76%          -4.89%
   - After Taxes on Distributions and Sale of Shares    -15.83%      -3.67%          -3.77%

Mid-Cap ProFund
Service Class Shares                                                                                09/04/01
   - Before Taxes                                       -19.73%         --          -13.80%
   - After Taxes on Distributions                       -19.73%         --          -13.91%
   - After Taxes on Distributions and Sale of Shares    -12.11%         --          -11.03%

Small-Cap ProFund
Service Class Shares                                                                                09/04/01
   - Before Taxes                                       -24.07%         --          -16.82%
   - After Taxes on Distributions                       -24.07%         --          -16.83%
   - After Taxes on Distributions and Sale of Shares    -14.78%         --          -13.38%

OTC ProFund
Service Class Shares                                                                                08/07/00
   - Before Taxes                                       -39.20%         --          -42.89%
   - After Taxes on Distributions                       -39.20%         --          -42.89%
   - After Taxes on Distributions and Sale of Shares    -24.07%         --          -31.13%

Mid-Cap Value ProFund
Service Class Shares                                                                                09/04/01
   - Before Taxes                                       -14.76%         --          -12.13%
   - After Taxes on Distributions                       -14.76%         --          -12.95%
   - After Taxes on Distributions and Sale of Shares     -9.06%         --          -10.02%

Mid-Cap Growth ProFund
Service Class Shares                                                                                09/04/01
   - Before Taxes                                       -23.46%         --          -16.23%
   - After Taxes on Distributions                       -23.46%         --          -16.38%
   - After Taxes on Distributions and Sale of Shares    -14.40%         --          -12.96%

Small-Cap Value ProFund
Service Class Shares                                                                                09/04/01
   - Before Taxes                                       -19.33%         --          -14.38%
   - After Taxes on Distributions                       -19.33%         --          -14.52%
   - After Taxes on Distributions and Sale of Shares    -11.87%         --          -11.50%

Small-Cap Growth ProFund
Service Class Shares                                                                                09/04/01
   - Before Taxes                                       -20.47%         --          -13.30%
   - After Taxes on Distributions                       -23.32%         --          -15.95%
   - After Taxes on Distributions and Sale of Shares    -12.57%         --          -11.83%

Europe 30 ProFund*
Service Class Shares                                                                                03/15/99
   - Before Taxes                                       -19.59%         --          -21.67%
   - After Taxes on Distributions                       -19.59%         --          -23.09%
   - After Taxes on Distributions and Sale of Shares    -12.03%         --          -16.11%


U L T R A  P R O F U N D S


                                                       One Year   Five Years   Since Inception   Inception Date
                                                       --------   ----------   ---------------   --------------
UltraBull ProFund*
Service Class Shares
   - Before Taxes                                       -46.71%     -14.35%         -13.62%         11/27/97
   - After Taxes on Distributions                       -46.71%     -14.39%         -13.67%
   - After Taxes on Distributions and Sale of Shares    -28.68%     -10.65%         -10.14%

UltraMid-Cap ProFund
Service Class Shares                                                                                02/07/00
   - Before Taxes                                       -38.62%         --          -18.67%
   - After Taxes on Distributions                       -38.62%         --          -18.67%
   - After Taxes on Distributions and Sale of Shares    -23.71%         --          -14.29%

UltraSmall-Cap ProFund*
Service Class Shares                                                                                02/07/00
   - Before Taxes                                       -44.75%         --          -33.07%
   - After Taxes on Distributions                       -44.75%         --          -33.07%
   - After Taxes on Distributions and Sale of Shares    -27.48%         --          -24.09%

UltraOTC ProFund*
Service Class Shares                                                                                12/01/97
   - Before Taxes                                       -69.66%     -25.73%         -27.95%
   - After Taxes on Distributions                       -69.66%     -26.31%         -28.51%
   - After Taxes on Distributions and Sale of Shares    -42.77%     -15.62%         -16.89%

UltraJapan ProFund
Service Class Shares                                                                                02/07/00
   - Before Taxes                                       -40.37%         --          -48.77%
   - After Taxes on Distributions                       -40.37%         --          -49.06%

   - After Taxes on Distributions and Sale of Shares    -24.79%         --          -32.83%


I N V E R S E  P R O F U N D S


                                                       One Year   Five Years   Since Inception   Inception Date
                                                       --------   ----------   ---------------   --------------
Bear ProFund*
Service Class Shares                                                                                12/30/97
   - Before Taxes                                        19.58%       1.62%           1.62%
   - After Taxes on Distributions                        19.58%       0.04%           0.04%
   - After Taxes on Distributions and Sale of Shares     12.02%       0.36%           0.36%

UltraBear ProFund*
Service Class Shares                                                                                12/22/97
   - Before Taxes                                        37.03%      -3.10%          -2.42%
   - After Taxes on Distributions                        37.03%      -3.44%          -2.76%
   - After Taxes on Distributions and Sale of Shares     22.74%      -2.66%          -2.13%

UltraShort OTC ProFund*
Service Class Shares                                                                                06/02/98
   - Before Taxes                                        47.41%         --          -41.15%
   - After Taxes on Distributions                        46.46%         --          -41.67%
   - After Taxes on Distributions and Sale of Shares     29.09%         --          -24.95%


U L T R A S E C T O R  P R O F U N D S


                                                       One Year   Five Years   Since Inception   Inception Date
                                                       --------   ----------   ---------------   --------------
Banks UltraSector ProFund
Service Class Shares                                                                                09/04/01
   - Before Taxes                                       -11.27%         --          -11.50%
   - After Taxes on Distributions                       -11.27%         --          -11.50%
   - After Taxes on Distributions and Sale of Shares     -6.92%         --           -9.17%

Basic Materials UltraSector ProFund
Service Class Shares                                                                                09/04/01
   - Before Taxes                                       -21.83%         --          -19.19%
   - After Taxes on Distributions                       -21.83%         --          -19.19%
   - After Taxes on Distributions and Sale of Shares    -13.40%         --          -15.24%

Biotechnology UltraSector ProFund*

Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -54.17%         --          -43.05%
   - After Taxes on Distributions                       -54.17%         --          -43.05%
   - After Taxes on Distributions and Sale of Shares    -33.26%         --          -30.89%

Energy UltraSector ProFund*
Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -26.39%         --          -19.56%
   - After Taxes on Distributions                       -26.39%         --          -19.56%
   - After Taxes on Distributions and Sale of Shares    -16.20%         --          -15.08%

Financial UltraSector ProFund*
Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -25.55%         --           -9.57%
   - After Taxes on Distributions                       -25.55%         --           -9.57%
   - After Taxes on Distributions and Sale of Shares    -15.69%         --           -7.53%

Healthcare UltraSector ProFund
Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -36.15%         --          -21.56%
   - After Taxes on Distributions                       -36.15%         --          -21.56%
   - After Taxes on Distributions and Sale of Shares    -22.20%         --          -16.54%

Internet UltraSector ProFund*
Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -58.47%         --          -76.35%
   - After Taxes on Distributions                       -58.47%         --          -76.35%
   - After Taxes on Distributions and Sale of Shares    -35.90%         --          -44.91%

Pharmaceuticals UltraSector ProFund*
Service Class Shares                                                                                06/28/00
   - Before Taxes                                       -35.30%         --          -22.53%
   - After Taxes on Distributions                       -35.30%         --          -22.53%
   - After Taxes on Distributions and Sale of Shares    -21.67%         --          -17.26%

Real Estate UltraSector ProFund*
Service Class Shares                                                                                06/19/00
   - Before Taxes                                        -7.42%         --            4.76%
   - After Taxes on Distributions                        -9.29%         --            2.18%
   - After Taxes on Distributions and Sale of Shares     -4.40%         --            2.67%

Semiconductor UltraSector ProFund*
Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -70.40%         --          -67.79%
   - After Taxes on Distributions                       -70.40%         --          -67.79%
   - After Taxes on Distributions and Sale of Shares    -43.23%         --          -42.56%

Technology UltraSector ProFund*
Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -57.22%         --          -63.27%
   - After Taxes on Distributions                       -57.22%         --          -63.27%
   - After Taxes on Distributions and Sale of Shares    -35.13%         --          -40.95%

Telecommunications UltraSector ProFund*
Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -54.84%         --          -50.59%
   - After Taxes on Distributions                       -54.84%         --          -50.59%
   - After Taxes on Distributions and Sale of Shares    -33.67%         --          -35.13%

Utilities UltraSector ProFund
Service Class Shares                                                                                07/26/00
   - Before Taxes                                       -37.53%         --          -24.91%
   - After Taxes on Distributions                       -37.86%         --          -25.07%
   - After Taxes on Distributions and Sale of Shares    -23.05%         --          -19.09%

Wireless Communications UltraSector ProFund*

Service Class Shares                                                                                06/19/00
   - Before Taxes                                       -80.51%         --          -74.34%
   - After Taxes on Distributions                       -80.51%         --          -74.34%
   - After Taxes on Distributions and Sale of Shares    -49.44%         --          -44.44%


* The ProFund's performance reflects a reduction of certain expenses during the period ended December 31, 2002, resulting in improved performance. There is no guarantee that such expense reduction will continue in the future.

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

     This performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the ProFunds' performance may be subject to substantial short-term changes. The ProFunds' total return does not show the effects of income taxes on an individual's investments.

YIELD CALCULATIONS

     From time to time, Money Market ProFund and U.S. Government Plus ProFund may advertise their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Money Market ProFund refers to the income generated by an investment in Money Market ProFund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in Money Market ProFund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in Money Market ProFund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of Money Market ProFund should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.


     For the seven-day period ended December 31, 2002, the seven-day effective yield for the Investor Shares and Service Shares of Money Market ProFund was 0.36% and 0.04%, respectively.


COMPARISONS OF INVESTMENT PERFORMANCE


      Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund's investment performance. In particular, performance information for the ProFunds VP may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones U.S. Index, the Russell 2000 Index(R) and the NASDAQ-100 Index(R), among others.


     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each non-money market ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds in performance reports, will be drawn from the "Capital Appreciation Funds" grouping for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund and from the "Small Company Growth Funds" grouping for the OTC ProFund and the UltraOTC ProFund. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds.

     Further information about the performance of the ProFunds will be contained in the ProFunds' annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

     The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, DeAM, Inc. also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but DeAM, Inc. will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information


     The ProFunds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in securities generally or in the ProFunds particularly or in the ability of any of the indices related to such companies, as set forth below (the "Indices"), to track general stock market performance. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P MidCap 400," Standard & Poor's Mid-Cap 400," "S&P Small-Cap 600," "Standard & Poor's Small-Cap 600," "S&P 500/BARRA Value Index," "S&P 500/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Value Index," "S&P Small-Cap 600/BARRA Growth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange(TM) Gold/Silver Sector(SM) Index" is a service mark of the Philadelphia Stock Exchange. "Dow Jones, "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.


     S&P's, NASDAQ's , Frank Russell Company's, Philadelphia Stock Exchange's and Dow Jones's (the "Licensors") only relationship to the ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of the Licensors. The Licensors have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds into consideration in determining, composing or calculating the Indices. The Licensors are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. The Licensors have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"Dow Jones" and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

     Sponsor, endorse, sell or promote the UltraDow 30 ProFund or Sector ProFunds (together, the "ProFunds").

     Recommend that any person invest in the ProFunds or any other securities.

     Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

     Have any responsibility or liability for the administration, management or marketing of the ProFunds.

     Consider the needs of the ProFunds or investors in the ProFunds in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

     The results to be obtained by the ProFunds, investors in the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

     The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

     The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

                              FINANCIAL STATEMENTS


     The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal year ended December 31, 2002 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                             PROFUNDS EUROPE 30 INDEX

                              As of March 31, 2003

--------------------------------------------------------------------------------------
Issue                         Ticker   Type        Industry                Country
--------------------------------------------------------------------------------------
Ericsson                      ERICY    ADR         Telecommunications      Sweden
--------------------------------------------------------------------------------------
Nokia Corp.                   NOK      ADR         Telecommunications      Finland
--------------------------------------------------------------------------------------
SAP AG                        SAP      ADR         Software                Germany
--------------------------------------------------------------------------------------
Royal Dutch Petroleum         RD       NYS         Oil & Gas               Netherlands
--------------------------------------------------------------------------------------
HSBC                          HBC      ADR         Banks                   Britain
--------------------------------------------------------------------------------------
BP Plc.                       BP       ADR         Oil & Gas               Britain
--------------------------------------------------------------------------------------
Phillips Electronics          PHG      NYS         Electronics             Netherlands
--------------------------------------------------------------------------------------
Vivendi                       V        ADR         Media                   France
--------------------------------------------------------------------------------------
Astrazaneca                   AZN      ADR         Pharmaceuticals         Britain
--------------------------------------------------------------------------------------
VodaFone                      VOD      ADR         Telecommunications      Britain
--------------------------------------------------------------------------------------
Siemens                       SI       ADR         Miscellaneous           Germany
--------------------------------------------------------------------------------------
Total Fina                    TOT      ADR         Oil & Gas               France
--------------------------------------------------------------------------------------
Aventis                       AVE      ADR         Pharmaceuticals         France
--------------------------------------------------------------------------------------
Diago PLC                     DEO      ADR         Beverages               Britain
--------------------------------------------------------------------------------------
GlaxoSmith Kline              GSK      ADR         Pharmaceuticals         Britain
--------------------------------------------------------------------------------------
ING Group                     ING      ADR         Insurance               Netherlands
--------------------------------------------------------------------------------------
Shell Transportation          SC       ADR         Oil & Gas               Britain
--------------------------------------------------------------------------------------
Novartis AG                   NVS      ADR         Pharmaceuticals         Switzerland
--------------------------------------------------------------------------------------
Telefonica SA                 TEF      ADR         Telecommunication       Spain
--------------------------------------------------------------------------------------
Deutsche Telekom AG           DT       ADR         Telecommunication       Germany
--------------------------------------------------------------------------------------
France Telecom                FTE      ADR         Telecommunication       France
--------------------------------------------------------------------------------------
Credit Suisse                 CSR      ADR         Banks                   Switzerland
--------------------------------------------------------------------------------------
Eni Spa                       E        ADR         Oil & Gas               Italy
--------------------------------------------------------------------------------------
E.ON AG                       EON      ADR         Electric                Germany
--------------------------------------------------------------------------------------
Lloyds TSB                    LYG      ADR         Banks                   Britain
--------------------------------------------------------------------------------------
Barclays BCS                  BCS      ADR         Banks                   Britain
--------------------------------------------------------------------------------------
Allianz                       AZ       ADR         Insurance               Germany
--------------------------------------------------------------------------------------
Banco Bilbao                  BBV      ADR         Banks                   Spain
--------------------------------------------------------------------------------------
Banco Santan                  STD      ADR         Banks                   Spain
--------------------------------------------------------------------------------------
Telecom Italia                TI       ADR         Telecommunication       Italy
--------------------------------------------------------------------------------------

Eligible countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

                                   APPENDIX B

                             PROFUNDS ASIA 30 INDEX
                              As of March 31, 2003

--------------------------------------------------------------------------------------
Issue                         Ticker   Type           Industry             Country
--------------------------------------------------------------------------------------
Flextronics Intl.             FLEX     Common Stock   Electronics          Singapore
--------------------------------------------------------------------------------------
Taiwan Semiconductor          TSM      ADR            Semiconductors       Taiwan
--------------------------------------------------------------------------------------
United Microelectronics       UMC      ADR            Semiconductors       Taiwan
--------------------------------------------------------------------------------------
Korea Telecom                 KTC      ADR            Telecommunications   South Korea
--------------------------------------------------------------------------------------
Chartered Semiconductor       CHRT     ADR            Semiconductors       Singapore
--------------------------------------------------------------------------------------
SK Telecom                    SKM      ADR            Telecommunications   South Korea
--------------------------------------------------------------------------------------
Kookmin Bank                  KB       ADR            Banks                South Korea
--------------------------------------------------------------------------------------
News Corporation Ltd.         NWS      ADR            Media                Australia
--------------------------------------------------------------------------------------
InfoSys Tech.                 INFY     ADR            Software             India
--------------------------------------------------------------------------------------
Pohang Iron and Steel         PKX      ADR            Iron/Steel           South Korea
--------------------------------------------------------------------------------------
Korea Electric Power          KEP      ADR            Electric             South Korea
--------------------------------------------------------------------------------------
Dr. Reddy's Laboratories      RDY      ADR            Pharmaceuticals      India
--------------------------------------------------------------------------------------
Satyam Computer Services      SAY      ADR            Software             India
--------------------------------------------------------------------------------------
National Australia Bank       NAB      ADR            Banks                Australia
--------------------------------------------------------------------------------------
P.T. Telecom                  TLK      ADR            Telecommunications   Indonesia
--------------------------------------------------------------------------------------
China Mobile Ltd.             CHL      ADR            Telecommunications   Hong Kong
--------------------------------------------------------------------------------------
Philippine Long Distance      PHI      ADR            Telecommunications   Philippines
--------------------------------------------------------------------------------------
Siliconware Precision         SPIL     ADR            Semiconductors       Taiwan
--------------------------------------------------------------------------------------
BHP Billiton Ltd.             BHP      ADR            Mining               Australia
--------------------------------------------------------------------------------------
Wipro Ltd.                    WIT      ADR            Software             India
--------------------------------------------------------------------------------------
China National Offshore Oil   CEO      ADR            Oil & Gas            Hong Kong
--------------------------------------------------------------------------------------
China Unicom                  CHU      ADR            Telecommunications   Hong Kong
--------------------------------------------------------------------------------------
Huaneng Power Intl.           HNP      ADR            Electric             China
--------------------------------------------------------------------------------------
Telecom Corp of New Zealand   NZT      ADR            Telecommunications   New Zealand
--------------------------------------------------------------------------------------
Manhangar Telephone           MTE      ADR            Telecommunications   India
--------------------------------------------------------------------------------------
PetroChina Ltd.               PTR      ADR            Oil & Gas            China
--------------------------------------------------------------------------------------
Macronix International        MXICY    ADR            Electronics          Taiwan
--------------------------------------------------------------------------------------
Advanced Semiconductor        ASX      ADR            Semiconductors       Taiwan
--------------------------------------------------------------------------------------
China Petroleum & Chemical    SNP      ADR            Oil & Gas            China
--------------------------------------------------------------------------------------
Aluminum Corp of China        ACH      ADR            Metal                China
--------------------------------------------------------------------------------------

Eligible countries include Australia, New Zealand, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, India, and China.

                                   APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency."

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7501 WISCONSIN AVENUE, SUITE 1000
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
         (888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)


     This Statement of Additional Information ("SAI") describes the "Classic ProFunds VP," "Ultra ProFunds VP VP," "Inverse ProFunds VP," UltraSector ProFunds VP," "Bond Benchmarked ProFunds VP" and the ProFund VP Money Market. The Classic ProFunds VP include: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP OTC, ProFund VPLarge-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30 and ProFund VP Japan; the Ultra ProFunds VP include: ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraDow 30(SM), ProFund VP UltraOTC and ProFund VP UltraEurope; the Inverse ProFunds VP include: ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP UltraBear and ProFund VP UltraShort OTC; the UltraSector ProFunds VP include: ProFund VP Airlines, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Leisure Goods & Services, ProFund VP Oil Drilling Equipment & Services, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, and ProFund VP Wireless Communications; the Bond Benchmarked ProFunds VP include: ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (each, a "ProFund VP", and collectively, the "ProFunds VP"). The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each non-money market ProFund VP seeks investment results that correspond each day to a specified benchmark. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds VP may be created from time to time.


     Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the "Advisor").

         The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that a ProFund VP's investment objective will be achieved.


     This SAI is not a prospectus. It should be read in conjunction with the Prospectus, dated May 1, 2003, which incorporates this SAI by reference. The financial statements and related report of the independent accountants included in the annual report of the ProFunds VP for the fiscal year ended December 31, 2002, are incorporated by reference into this SAI. A copy of the Prospectus or annual report is available, without charge, upon request to the address above or by telephone at the numbers above.

     The date of this SAI is May 1, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

PROFUNDS VP....................................................................3
INVESTMENT POLICIES, TECHNIQUES and RELATED RISKS..............................3
INVESTMENT RESTRICTIONS.......................................................20
DETERMINATION OF NET ASSET VALUE..............................................21
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................23
MANAGEMENT OF PROFUNDS........................................................26
COSTS AND EXPENSES............................................................38
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST.................38
CAPITALIZATION................................................................39
TAXATION......................................................................43
PERFORMANCE INFORMATION.......................................................45
FINANCIAL STATEMENTS..........................................................50
APPENDIX A - PROFUNDS EUROPE 30 INDEX........................................A-1
APPENDIX B - PROFUNDS ASIA 30 INDEX..........................................B-1
APPENDIX C - DESCRIPTION OF SECURITIES RATINGS...............................C-1

                                   PROFUNDS VP

     ProFunds (the "Trust") is an open-end management investment company that currently comprises multiple separate series. Forty-nine series are discussed herein, each of which are offered to insurance company separate accounts, and other series may be added in the future. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. All of the ProFunds VP, except for ProFund VP Money Market, are classified as non-diversified. The investments made by a ProFund VP and the results achieved by the ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFund VP.

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided by ProFunds VP by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814 (the "Advisor").

     The investment restrictions of the ProFunds VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trustees of the ProFunds VP without the approval of shareholders.

     It is the policy of the non-money market ProFunds VP to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectus, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund VP. A ProFund VP is free to reduce or eliminate its activity in any of these areas without changing the ProFund VP's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of the ProFund VP's objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

     The use of the term "favorable market conditions" throughout this SAI is intended to convey rising markets for the Classic ProFunds VP, Ultra ProFunds VP, UltraSector ProFunds VP and the ProFund VP U.S. Government Plus and falling markets for the Inverse ProFunds VP and the ProFund VP Rising Rates Opportunity. The use of the term "adverse market conditions" is intended to convey falling markets for the Classic ProFunds VP, Ultra ProFunds VP, UltraSector ProFunds VP and the ProFund VP U.S. Government Plus and rising markets for the Inverse ProFunds VP and the ProFund VP Rising Rates Opportunity.

                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

     A non-money market ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund VP may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund VP will achieve its objective.


     Certain ProFunds VP have non-fundamental investment policies obligating such a ProFund VP to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have

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economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, "assets" includes the ProFund VP's net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, "assets" includes not only the amount of a ProFund VP's net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund VP's net assets that are segregated or earmarked on the ProFund VP's books and records, as required by applicable regulatory guidance or otherwise used to cover such investment exposure. The Trust's Board of Trustees has adopted a policy to provide investors with at least 60 days' notice prior to changes in such an investment policy.

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                                       6

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFund VP's respective benchmarks. Rather, the Advisor primarily uses mathematical analysis to determine the investments a non-money market ProFund VP makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a ProFund VP and the performance of its benchmark), certain factors will tend to cause a ProFund VP's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."


     Additional information concerning the characteristics of the investments of the ProFund VP's is set forth below.

EQUITY SECURITIES

     The ProFunds VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) may invest in equity securities. The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

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     Each ProFund VP (other than ProFund VP U.S. Government Plus, ProFund VP
Rising Rates Opportunity and ProFund VP Money Market) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to a ProFund VP's investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds VP may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds VP's receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds VP may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' VP investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds VP could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' VP shareholders.


     Each non-money market ProFund VP also may invest in Depository Receipts (see below) of foreign issuers, or in ordinary shares of foreign issuers whom list their shares directly on U.S. exchanges.


     The ProFund VP Europe 30, ProFund VP Asia 30, ProFund VP Japan and ProFund VP UltraEurope are subject to the general risks associated with foreign investment. Because each of these ProFunds VP focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described

Exposure to European Companies


          Each of the ProFund VP Europe 30 and ProFund VP UltraEurope focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

          The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

          Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

          Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.


Exposure to Asian Companies


          The ProFund VP Asia 30 focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an "Asian country" and collectively, "Asian countries").

          Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

          Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997, South Korea's currency, the "won," lost 95% of its value against the U.S. dollar.

          Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations, for example in 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.


Exposure to Japanese Companies


          The ProFund VP Japan invests a large portion of its assets in Japanese securities and instruments providing economic exposure to such securities. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

          The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. Japan's currency, the "yen," has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

          Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

          Foreign trade overseas is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS


     Each non-money market ProFund VP may invest in Depositary Receipts ("DRs"). For many foreign securities, U.S. dollar denominated DRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. DRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. DRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in DRs rather than directly in foreign issuers' stock, the ProFunds VP can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many DRs. The information available for DRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain DRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.


     The non-money market ProFunds VP may invest in both sponsored and unsponsored DRs. Unsponsored DR programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored DRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.


     The non-money market ProFunds VP may also invest in Global Depositary Receipts ("GDRs"), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

CURRENCY RISK


     The ProFunds VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) and in particular, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraEurope, ProFund VP Pharmaceuticals and ProFund VP Precious Metals, may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund VP does so, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.


REAL ESTATE INVESTMENT TRUSTS

     The ProFund VP Real Estate may invest in real estate investment trusts ("REITS"). Equity REITS invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS


     The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.


     When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund VP's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing transactions with respect to options on futures contracts. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

     When a ProFund VP purchases or sells a futures contract, or sells an option thereon, the ProFund VP "covers" its position. To cover its position, a ProFund VP may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds VP (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.


     The non-money market ProFunds VP may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Rule 4.5 under the Commodity Exchange Act promulgated by the CFTC (the "CFTC Regulations"), under which each of these ProFunds VP would be excluded from the definition of a "commodity pool operator." Under Rule
4.5 of the CFTC Regulations, a ProFund VP may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund VP's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation. In accordance with a recent CFTC no-action position, the ProFunds VP may also use an alternative test to Rule 4.5 that would allow buying and selling of futures contracts and options thereon, only to the extent that the aggregate notional value of any non-hedge commodity interest positions does not exceed the liquidation value of the ProFund VP's portfolio. For purposes of this test, notional value would be calculated for futures by multiplying, for each futures position, the size of the contract, in contract units, by the current market price per unit and, for options, by multiplying for each such position the size of the contract, in contract units, by the strike price per unit. To the extent that the CFTC revises Rule 4.5 or related guidance, the ProFunds VP may utilize alternative measures to comply with the Rule.

     A ProFund VP may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently, inverse to the futures contract. A ProFund VP may "cover" its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the ProFund VP will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with a long position in the futures contract. A ProFund VP may cover long or short positions in futures by earmarking or segregating with its custodian bank or on the official books and records of the ProFunds VP (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will segregate liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund VP may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.


     Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP either (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund VP's custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The non-money market ProFunds VP may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund VP's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund VP's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The non-money market ProFunds VP may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund VP that writes an option wishes to terminate the ProFund VP's obligation, the ProFund VP may effect a "closing purchase transaction." The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option which the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following:
(i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES


     The non-money market ProFunds VP may engage in short sales. To complete such a transaction, a ProFund VP must borrow the security to make delivery to the buyer. The ProFund VP is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the ProFund VP. Until the security is replaced, the ProFund VP is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A ProFund VP also will incur transaction costs in effecting short sales.

     A ProFund VP will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the ProFund VP replaces the borrowed security. A ProFund VP will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a ProFund VP may be required to pay, if any, in connection with a short sale.

     The ProFunds VP may make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by a ProFund VP is borrowed and sold short. Whenever a ProFund VP engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.


SWAP AGREEMENTS


     The non-money market ProFunds VP may enter into equity index, equity basket, or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities, in the case of the non-money market ProFunds VP), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


     Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").


     A ProFund VP's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund VP's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the purposes of the ProFunds' VP illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each non-money market ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Depending upon market conditions or for other reasons, the Advisor may substitute physical securities for a swap agreement having risk characteristics substantially similar to the underlying securities.


     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund VP's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund VP's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' VP transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES


     Each non-money market ProFund VP also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds VP employ, or for liquidity purposes. The ProFund VP U.S. Government Plus may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The ProFund VP Rising Rates Opportunity may enter into short transactions on U.S. government securities and on instruments that have performance characteristics similar to those of U.S. government securities.


     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP's portfolio investments in these securities.

REPURCHASE AGREEMENTS


     The ProFunds VP also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as "cover" for the investment techniques the ProFunds VP employ, or for liquidity purposes. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% (10% with respect to ProFund VP Money Market) of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor and, liquidity, investment, regulatory, or other considerations so warrant.


REVERSE REPURCHASE AGREEMENTS

     The ProFunds VP may use reverse repurchase agreements as part of each ProFund VP's investment strategy. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund VP intends to use the reverse repurchase technique only when it will be to the ProFund VP's advantage to do so. The ProFunds VP will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund VP's obligations in respect of reverse repurchase agreements.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund VP may invest all or part of the ProFund VP's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING


     The ProFunds VP may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund VP's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will fluctuate more when the ProFund VP is leveraging its investments than would otherwise be the case. Inverse ProFunds VP will do the opposite. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.


     As required by the 1940 Act, a ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund VP's assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including weekends and holidays), will reduce the amount of the ProFund VP's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds VP are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund VP's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.


     Each of the non-money market ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund VP.


LENDING OF PORTFOLIO SECURITIES

     Subject to the investment restrictions set forth below, a ProFund VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP's total assets. Loans would be subject to termination by the lending ProFund VP on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund VP and that ProFund VP's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each non-money market ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP's net asset value. A ProFund VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the ProFund VP Money Market) of the ProFund VP's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Trust will segregate with the Trust's custodian bank cash or liquid instruments equal to or greater in value than the ProFund VP's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund VP's net asset value or income will be adversely affected by the ProFund VP's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     Each ProFund VP may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, the ProFund VP's shareholders will indirectly bear the ProFund VP's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP 's own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations.

ILLIQUID SECURITIES

     Each ProFund VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% (10% with respect to the ProFund VP Money Market) of the ProFund VP's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission" or "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     At the time of investment, the ProFund VP Money Market's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the ProFund VP Money Market), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the ProFund VP Money Market's net assets. If changes in the liquidity of certain securities cause the ProFund VP Money Market to exceed such 10% limit, the ProFund VP Money Market will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the ProFund VP Money Market.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund VP's liquidity.

PORTFOLIO QUALITY AND MATURITY (PROFUND VP MONEY MARKET)


     The ProFund VP Money Market will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the ProFund VP Money Market invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSRO") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees, will also determine that all securities purchased by ProFund VP Money Market present minimal credit risks.


OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS (PROFUND VP MONEY MARKET)

     ProFund VP Money Market may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Bank obligations in which ProFund VP Money Market invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of ProFund VP Money Market's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, ProFund VP Money Market may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S.

domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. ProFund VP Money Market may invest more than 25% of its assets in the foreign and domestic bank obligations described above. ProFund VP Money Market's concentration of its investments in bank obligations will cause ProFund VP Money Market to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS AND ASSET BACKED SECURITIES (PROFUND VP MONEY MARKET)

     COMMERCIAL PAPER. ProFund VP Money Market may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by ProFund VP Money Market must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates objections, or if not rated, must be believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by ProFund VP Money Market must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between ProFund VP Money Market and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, ProFund VP Money Market will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, ProFund VP Money Market might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     OTHER DEBT OBLIGATIONS. ProFund VP Money Market may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of ProFund VP Money Market's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to ProFund VP Money Market and affect ProFund VP Money Market's share price. ProFund VP Money Market may have more than 25% of its total assets invested in securities credit-enhanced by banks.

     ASSET-BACKED SECURITIES. ProFund VP Money Market may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments.

Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER


     The nature of the ProFunds VP will cause the ProFunds VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds VP. In addition, a ProFund VP's portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. Because each ProFund VP's portfolio turnover rate, to a great extent, will depend on the purchase and redemption activity of the ProFund VP's investors, it is difficult to estimate what the ProFund VP's actual portfolio turnover rate will be in the future. ProFunds expects, however, that the portfolio turnover experienced by the ProFunds will be substantial. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the non-money market ProFunds VP invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund VP is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.


SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds VP present certain risks, some of which are further described below.

     TRACKING ERROR. While the non-money market ProFunds VP do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a ProFund VP's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund VP; (2) less than all of the securities in the benchmark being held by a ProFund VP and securities not included in the benchmark being held by a ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund VP's share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund VP's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements;
(9) actual purchases and sales of the shares of a ProFund VP may differ from estimated transactions reported prior to the time share prices are calculated;
(10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund VP from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions. While a close correlation of any ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.


     LEVERAGE. Ultra ProFunds VP, ProFund VP UltraBear, ProFund VP UltraShort OTC and the Bond Benchmarked ProFunds VP employ leverage as a principal investment strategy and all of the ProFunds VP may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a ProFund VP achieves the right to a return on a capital base that exceeds the amount the ProFund VP has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds' VP shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund VP to pay interest which would decrease the ProFund VP's total return to shareholders. If these ProFunds VP achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds VP not been leveraged. While the above ProFunds VP use leverage as a primary investment technique.


     NON-DIVERSIFIED STATUS. Each non-money market ProFund VP is a "non-diversified" series. A non-money market ProFund VP is considered "non-diversified" because a relatively high percentage of the ProFund VP's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund VP's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund VP's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds VP that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     Each ProFund VP has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund VP, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund VP may not:


          (i) (a) (ProFund VP UltraOTC, ProFund VP UltraSmall-Cap, ProFund VP Europe 30, ProFund VP Bull, ProFund VP UltraBull, ProFund VP UltraEurope, ProFund VP Bear, ProFund VP UltraBear, and ProFund VP UltraShort OTC only) Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities or repurchase agreements with respect thereto);

               (b) ProFund VP Money Market may invest more than 25% of its total assets, taken at market value at the time of each investment, in the obligations of U.S. and foreign banks and other financial institutions;

               (c) Each other ProFund VP, not subject to Investment Restriction
               (i) above, may concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information to approximately the same extent as its benchmark index; and

               (d) Each non-money market ProFund VP may invest more than 25% of its total assets in the securities of issuers in a group of industries to approximately the same extent as its benchmark index.

          (ii) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

          (iii) Issue senior securities to the extent such issuance would violate applicable law.

          (iv) Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          (v) Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

          (vi) Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP's Prospectus and Statement of Additional Information, as they may be amended from time to time.


     Each ProFund VP may concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information. For purposes of determining whether the ProFunds VP are concentrated in an industry or group of industries, the Trust uses the industry sub-group classifications provided by Bloomberg, L.P.


                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds VP (except ProFund VP UltraEurope) are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The net asset value of the shares of ProFund VP UltraEurope is determined as of the latest close of trading of the three exchanges tracked by the ProFunds Europe Index (ordinarily 2:00 p.m. Eastern Time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business (see Prospectus for applicable holiday closings).

     To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP's principal trading market(s) is closed, the value of a ProFund VP's shares may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares.

     The net asset value per share of a ProFund VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a ProFund VP is calculated by dividing the market value of the ProFund VP's assets, less all liabilities attributed to the ProFund VP, by the number of outstanding shares of the ProFund VP. ProFund VP Money Market's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

     The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

     Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time as of which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior that time at which a ProFund VP calculates net asset value. Alternatively if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.


     When market quotations are not readily available, a ProFund VP's investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

AMORTIZED COST VALUATION

     ProFund VP Money Market will utilize the amortized cost method in valuing its portfolio securities, which does not take into account unrealized capital gains or losses. This method involves valuing each security held by ProFund VP Money Market at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by ProFund VP Money Market will not be reflected in ProFund VP Money Market's net asset value. The Board of Trustees will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of ProFund VP Money Market are valued fairly in good faith.

     ProFund VP Money Market's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, ProFund VP Money Market must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review ProFund VP Money Market's holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of ProFund VP Money Market's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of ProFund VP Money Market's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Board of Trustees must cause ProFund VP Money Market to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing ProFund VP Money Market's assets by using available market quotations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

     The policy of each ProFund VP regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy of each ProFund VP is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Similarly, purchases and sales of securities on behalf of ProFund VP Money Market usually are principal transactions. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement the policies of the ProFunds VP, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

     For the fiscal years ended December 31, 2000, 2001 and 2002, each ProFund VP paid brokerage commissions in the following amounts:


                                       BROKERAGE COMMISSIONS
                                             FYE 12/31
                                   -----------------------------
                                     2000      2001       2002
                                   -------   --------   --------
ProFund VP Bull                        N/A   $ 17,831   $123,629
ProFund VP Small-Cap                   N/A    343,956    143,260
ProFund VP OTC                         N/A      9,946     21,999
ProFund VP Mid-Cap Value               N/A        N/A    254,472
ProFund VP Mid-Cap Growth              N/A        N/A    159,988
ProFund VP Small-Cap Value             N/A        N/A    246,811
ProFund VP Small-Cap Growth            N/A        N/A    152,774
ProFund VP Asia 30                     N/A        N/A    119,819
ProFund VP Europe 30               463,652    283,028    288,928
ProFund VP Japan                       N/A        N/A     20,836
ProFund VP UltraBull                   N/A    225,839    503,604
ProFund VP UltraMid-Cap                N/A        N/A    235,792
ProFund VP UltraSmall-Cap          797,904    479,389    497,802
ProFund VP UltraOTC                 92,240     44,123     34,576
ProFund VP Bear                        N/A     23,175     80,440
ProFund VP Short Small-Cap             N/A        N/A        760
ProFund VP Short OTC                   N/A        N/A      5,100
ProFund VP Banks                       N/A        N/A     67,102
ProFund VP Basic Materials             N/A        N/A     66,695
ProFund VP Biotechnology               N/A        796     35,072
ProFund VP Consumer Cyclical           N/A        N/A     63,947
ProFund VP Consumer Non-Cyclical       N/A        N/A     51,506
ProFund VP Energy                      N/A      3,945    153,863
ProFund VP Financial                   N/A     12,344    144,181
ProFund VP Healthcare                  N/A      4,175     83,694
ProFund VP Industrial                  N/A        N/A     11,813
ProFund VP Internet                    N/A        N/A     16,189
ProFund VP Pharmaceuticals             N/A        N/A     45,882
ProFund VP Precious Metals             N/A        N/A        N/A
ProFund VP Real Estate                 N/A     29,768    351,663
ProFund VP Semiconductor               N/A        N/A     42,145
ProFund VP Technology                  N/A      1,212     42,432
ProFund VP Telecommunications          N/A         85     97,099
ProFund VP Utilities                   N/A     20,780    200,033
ProFund VP U.S. Government Plus        N/A        N/A        720
ProFund VP Rising Rates                N/A        N/A      1,395
ProFund VP Money Market                N/A        N/A        N/A


Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.


     The nature of the ProFunds VP may cause the ProFunds VP to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the ProFunds VP investors.

     The Trust is required to identify securities of its "regular brokers or dealers" held by a ProFund VP at the end of its most recently completed fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amount of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amount of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. During the fiscal year ended December 31, 2002, the following ProFunds VP held securities of regular brokers or dealers to the Trust:



                        Approximate Aggregate
                          Value of Issuer's
                       Securities Owned by the
                        ProFund VP during the
                          fiscal year ended               Name of
ProFund VP                December 31, 2002           Broker or Dealer
--------------------   -----------------------   --------------------------
ProFund VP Bull              $193,696.80          Merrill Lynch & Co., Inc.
                               79,603.92         Prudential Financial, Inc.
ProFund VP UltraBull          210,053.25          Merrill Lynch & Co., Inc.
                              124,262.10         Prudential Financial, Inc.
ProFund VP Financial           73,471.20          Merrill Lynch & Co., Inc.
                              199,009.80         Prudential Financial, Inc.

                             MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees


------------------------------------------------------------------------------------------------------------
                                                                             Number of
                                                                            Portfolios
                                            Term of         Principal         in Fund
                           Position(s)    Office and      Occupation(s)       Complex            Other
                            Held with     Length of       During Past 5     Overseen by      Directorships
 Name, Address, and Age     the Trust    Time Served          Years           Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III   Trustee       Indefinite;    Directorship        96            Directorship
c/o ProFunds                             October 1997   Search Group,                     Search Group, Inc.
7501 Wisconsin Avenue,                   to present     Inc. (Executive
Suite 1000                                              Recruitment):
Bethesda, MD 20814                                      Managing Director
Birth Date: 7/21/57                                     (March 1993 to
                                                        Present)
------------------------------------------------------------------------------------------------------------
Michael C. Wachs           Trustee       Indefinite;    AMC Delancey        96            AMC Delancey
c/o ProFunds                             October 1997   Group, Inc. (Real                 Group, Inc.
7501 Wisconsin Avenue,                   to present     Estate
Suite 1000                                              Development):
Bethesda, MD 20814                                      Vice President
Birth Date: 10/21/61                                    (January 2001 to
                                                        Present);
                                                        Delancey
                                                        Investment Group,
                                                        Inc. (Real Estate
                                                        Development):
                                                        Vice President
                                                        (May 1996 to
                                                        December 2000)
------------------------------------------------------------------------------------------------------------

Interested Trustee
------------------------------------------------------------------------------------------------------------
Michael L. Sapir*          Trustee       Indefinite;    Chairman and        96
7501 Wisconsin Avenue,                   April 1997 to  Chief Executive
Suite 1000                               present        Officer of the
Bethesda, MD 20814                                      Advisor (May 1997
Birth Date: 5/19/58                                     to present)
------------------------------------------------------------------------------------------------------------



* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Executive Officers


-------------------------------------------------------------------------------------------------------------
                                                Term of Office and
                           Position(s) Held       Length of Time       Principal Occupation(s) During Past 5
 Name, Address, and Age       with Trust              Served                           Years
-------------------------------------------------------------------------------------------------------------
Michael L. Sapir           Chairman           Indefinite; April       Chairman and Chief Executive Officer of
7501 Wisconsin Avenue,                        1997 to present         the Advisor (May 1997 to present).
Suite 1000
Bethesda, MD 20814
Birth Date: 5/19/58
-------------------------------------------------------------------------------------------------------------
Louis M. Mayberg           President          Indefinite; February    President of the Advisor (May 1997 to
7501 Wisconsin Avenue,                        2003 to present         present).
Suite 1000
Bethesda, MD 20814         Secretary          April 1997 to
Birth Date: 8/9/62                            February 2003
-------------------------------------------------------------------------------------------------------------
Marc R. Bryant             Secretary          Indefinite; February    Vice President and Chief Legal Counsel
7501 Wisconsin Avenue,                        2003 to present         of the Advisor (July 2001 to present);
Suite 1000                                                            GE Investment Management Inc.: Vice
Bethesda, MD 20814                                                    President and Associate General Counsel
Birth Date: 2/8/66                                                    (April 1998 to June 2001); Kirkpatrick
                                                                      & Lockhart LLP: Attorney (Prior to
                                                                      April 1998).
-------------------------------------------------------------------------------------------------------------
Troy A. Sheets             Treasurer          Indefinite; June 2002   BISYS Fund Services: Vice President of
3435 Stelzer Road                             to present              Financial Services (April 2002 to
Columbus, OH 43219                                                    present); KPMG LLP: Senior Manager
Birth Date: 5/29/71                                                   (August 1993 to March 2002).
-------------------------------------------------------------------------------------------------------------
John Danko                 Vice President     Indefinite; August      BISYS Fund Services: Director of Client
60 State Street                               1999 to present         Services (February 1997 to present).
Boston, MA 02109
Birth Date: 4/17/67
-------------------------------------------------------------------------------------------------------------


Audit Committee

     The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two (2) meetings during the fiscal year ended December 31, 2002.


     Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds VP, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.


-------------------------------------------------------------------------------------------------
                                                                Aggregate Dollar Range of Equity
                                                                  Securities in All Registered
                           Dollar Range of Equity Securities      Investment Companies Overseen
Name of Trustee                       in the Trust             by Trustee in Family of Investment
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                            Companies
-------------------------------------------------------------------------------------------------
Russell S. Reynolds, III                  None                                None
-------------------------------------------------------------------------------------------------
Michael L. Sapir                          None                                None
-------------------------------------------------------------------------------------------------
Michael C. Wachs                          None                                None
-------------------------------------------------------------------------------------------------

     As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund VP.

     No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds VP, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds VP (not including registered investment companies) as of December 31, 2002.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds VP, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds VP (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:


     . the Trust;

     . an officer of the Trust;

     . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;

     . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;

     . the Advisor or the principal underwriter of the ProFunds VP,

     . an officer of the Advisor or the principal underwriter of the ProFunds
VP;

     . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP; or

     . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP.


Trustee Compensation

     For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:


-----------------------------------------------------------------------------------------------------
                                               Pension or
                                               Retirement                          Total Compensation
                               Aggregate    Benefits Accrued   Estimated Annual   From Trust and Fund
                             Compensation   as Part of Trust     Benefits Upon      Complex Paid to
Name of Person, Position      From Trust*      Expenses**         Retirement            Trustees
-----------------------------------------------------------------------------------------------------
Russell S. Reynolds, III,
   Trustee                      $10,000            $0                 $0                $10,000
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Michael L. Sapir, Trustee,
   Chairman and President       $     0            $0                 $0                $     0
-----------------------------------------------------------------------------------------------------
Michael C. Wachs, Trustee       $10,000            $0                 $0                $10,000
-----------------------------------------------------------------------------------------------------


* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund VP expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC


     Under an investment advisory agreement between the Trust, on behalf of each ProFund VP, and the Advisor dated October, 1997 and amended and restated as of February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24,
2000, December 8, 2000, January 26, 2001, May 1, 2001, September 1, 2001, May 1,
2002 and September 24, 2002 (the "Agreement" or "Advisory Agreement"), each ProFund VP, except ProFund VP U.S. Government Plus and ProFund VP UltraEurope, pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets. ProFund VP U.S. Government Plus and ProFund VP UltraEurope pay the Advisor a fee at an annualized rate of 0.50% and 0.90%, respectively, of its average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of the ProFund VP, subject to the general supervision and control of Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services. The Advisor is a limited liability company whose members are Michael L. Sapir, Louis M. Mayberg and William E. Seale, Ph.D. who may be deemed to control the Advisor. The Advisor's address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.


     The Board last approved the Advisory Agreement at a meeting held on September 24, 2002. In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds VP, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:


     . The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, and the comparability of the fees paid to fees paid by other investment companies;


     . The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds VP and the ProFunds VP' historic performance, including the success of the ProFunds VP in tracking benchmarks and achieving stated investment objectives;

     . The Advisor's entrepreneurial commitment to the management of the ProFunds VP and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisor's assets to the successful operation of the ProFunds VP;

     . The Advisor's representations regarding its staffing and capabilities to manage the ProFunds VP, including the retention of personnel with relevant portfolio management experience; and

     . The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund VP and its shareholders.

     For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the ProFunds VP:


                                                                ADVISORY FEES FYE 12/31
                                            -------------------------------------------------------------
                                                    2000                2001                2002
                                            -------------------   ------------------   ------------------
                                              Earned     Waived    Earned    Waived     Earned    Waived
                                            ----------   ------   --------   -------   --------   -------
ProFund VP Bull                                    N/A      N/A   $ 36,109        --   $334,546        --
ProFund VP Small-Cap                               N/A      N/A     43,040   $14,621    242,241        --
ProFund VP OTC                                     N/A      N/A    264,925        --    395,840   $22,509
ProFund VP Mid-Cap Value                           N/A      N/A        N/A       N/A     63,057    19,159
ProFund VP Mid-Cap Growth                          N/A      N/A        N/A       N/A     51,676    13,731
ProFund VP Small-Cap Value                         N/A      N/A        N/A       N/A     56,167    29,421
ProFund VP Small-Cap Growth                        N/A      N/A        N/A       N/A     73,214    17,316
ProFund VP Asia 30                                 N/A      N/A        N/A       N/A     32,181     2,072
ProFund VP Europe 30                        $  314,549       --    314,701        --    293,928    17,827
ProFund VP Japan                                   N/A      N/A        N/A       N/A     23,019     1,904
ProFund VP UltraBull (formerly Bull Plus)          N/A      N/A    433,114        --    422,488    65,794
ProFund VP UltraMid-Cap                            N/A      N/A        N/A       N/A     50,875    21,442
ProFund VP UltraSmall-Cap                      273,382   49,736    295,632        --    311,617    59,574
ProFund VP UltraOTC                          1,305,878       --    647,699        --    414,942    47,937
ProFund VP Bear                                    N/A      N/A    153,077        --    553,504    32,759
ProFund VP Short Small-Cap                         N/A      N/A        N/A       N/A      3,961        --
ProFund VP Short OTC                               N/A      N/A        N/A       N/A    162,729        --
ProFund VP Banks                                   N/A      N/A        N/A       N/A     57,161     8,293
ProFund VP Basic Materials                         N/A      N/A        N/A       N/A     22,605     5,623

                                                                ADVISORY FEES FYE 12/31
                                            -------------------------------------------------------------
ProFund VP Biotechnology                           N/A      N/A    142,282        --    150,658    29,286
ProFund VP Consumer Cyclical                       N/A      N/A        N/A       N/A     11,413     8,516
ProFund VP Consumer Non-Cyclical                   N/A      N/A        N/A       N/A     53,941     6,850
ProFund VP Energy                                  N/A      N/A    125,484        --    142,693    28,384
ProFund VP Financial                               N/A      N/A     86,798        --    181,707    31,641
ProFund VP Healthcare                              N/A      N/A    119,883        --    166,621    29,837
ProFund VP Industrial                              N/A      N/A        N/A       N/A      6,473     4,808
ProFund VP Internet                                N/A      N/A        N/A       N/A     43,001     3,246
ProFund VP Pharmaceuticals                         N/A      N/A        N/A       N/A     30,612     4,786
ProFund VP Precious Metals                         N/A      N/A        N/A       N/A    117,894        --
ProFund VP Real Estate                             N/A      N/A    159,050        --    261,933    43,807
ProFund VP Semiconductor                           N/A      N/A        N/A       N/A     23,046     8,862
ProFund VP Technology                              N/A      N/A     73,205        --     91,878    28,708
ProFund VP Telecommunications                      N/A      N/A     38,735        --     53,306    12,356
ProFund VP Utilities                               N/A      N/A     99,360        --    139,360    30,078
ProFund VP U.S. Government Plus                    N/A      N/A        N/A       N/A    190,741        --
ProFund VP Rising Rates Opportunity                N/A      N/A        N/A       N/A     40,411     6,610
ProFund VP Money Market                            N/A      N/A     32,265        --    464,196    87,194



     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

     ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.73%, 1.85%, 1.95% and 1.35% for ProFund VP U.S. Government Plus, ProFund VP UltraBull (formerly ProFund VP Bull Plus), ProFund VP UltraOTC and ProFund VP Money Market, respectively, and 1.98% for all other ProFunds VP through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time.

CODES OF ETHICS


     The Trust, the Advisor, and ProFunds Distributors, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund VP; however, such transactions are reported on a regular basis. The Codes are on file with the SEC and are available to the public.


ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the ProFunds VP. The Administrator provides ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds VP under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.


     The Trust, as of January 1, 2001, pays BISYS an annual fee, for its services as Administrator, based on the aggregate average net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average net assets of $0 to $2 billion to 0.02% of aggregate average net assets of $10 billion and over on an annual basis, on an annual basis. Prior to January 1, 2001, the Trust paid BISYS a fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over, on an annual basis.


     BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     For the fiscal years ended December 31, 2000, 2001 and 2002, BISYS, as Administrator was paid, and voluntarily waived, administration fees in the following amounts for each of the ProFunds VP:


                                                              ADMINISTRATION FEES
                                                                   FYE 12/31
                                            -----------------------------------------------------
                                                  2000              2001               2002
                                            ----------------   ---------------   ----------------
                                             Earned   Waived   Earned   Waived    Earned   Waived
                                            -------   ------   ------   ------   -------   ------
ProFund VP Bull                                 N/A     N/A    $1,555      --    $23,229     --
ProFund VP Small-Cap                            N/A     N/A     1,433      --     17,019     --
ProFund VP OTC                                  N/A     N/A    15,693      --     27,611     --
ProFund VP Mid-Cap Value                        N/A     N/A       N/A     N/A      2,108     --
ProFund VP Mid-Cap Growth                       N/A     N/A       N/A     N/A      2,581     --
ProFund VP Small-Cap Value                      N/A     N/A       N/A     N/A      2,092     --
ProFund VP Small-Cap Growth                     N/A     N/A       N/A     N/A      4,010     --
ProFund VP Asia 30                              N/A     N/A       N/A     N/A      1,326     --
ProFund VP Europe 30                        $20,938      --    23,271      --     20,551     --
ProFund VP Japan                                N/A     N/A       N/A     N/A        880     --
ProFund VP UltraBull (formerly Bull Plus)       N/A     N/A    22,554     N/A     29,769     --
ProFund VP UltraMid-Cap                         N/A     N/A       N/A     N/A      2,353     --
ProFund VP UltraSmall-Cap                    18,188      --    21,801      --     21,885     --
ProFund VP UltraOTC                          86,647      --    48,174      --     29,138     --
ProFund VP Bear                                 N/A     N/A     8,689      --     39,299     --
ProFund VP Short Small-Cap                      N/A     N/A       N/A     N/A         28     --
ProFund VP Short OTC                            N/A     N/A       N/A     N/A      5,193     --
ProFund VP Banks                                N/A     N/A       N/A     N/A      1,871     --
ProFund VP Basic Materials                      N/A     N/A       N/A     N/A        615     --
ProFund VP Biotechnology                        N/A     N/A     8,290      --     10,627     --
ProFund VP Consumer Cyclical                    N/A     N/A       N/A     N/A        393     --
ProFund VP Consumer Non-Cyclical                N/A     N/A       N/A     N/A      1,700     --
ProFund VP Energy                               N/A     N/A     6,359      --     10,062     --
ProFund VP Financial                            N/A     N/A     4,864      --     12,770     --
ProFund VP Healthcare                           N/A     N/A     7,233      --     11,744     --
ProFund VP Industrial                           N/A     N/A       N/A     N/A        273     --
ProFund VP Internet                             N/A     N/A       N/A     N/A      2,598     --
ProFund VP Pharmaceuticals                      N/A     N/A       N/A     N/A      1,309     --
ProFund VP Precious Metals                      N/A     N/A       N/A     N/A      4,213     --
ProFund VP Real Estate                          N/A     N/A    10,495      --     18,629     --
ProFund VP Semiconductor                        N/A     N/A       N/A     N/A      1,239     --
ProFund VP Technology                           N/A     N/A     4,197      --      6,433     --
ProFund VP Telecommunications                   N/A     N/A     2,646      --      3,644     --
ProFund VP Utilities                            N/A     N/A     4,972      --      9,809     --
ProFund VP U.S. Government Plus                 N/A     N/A       N/A     N/A     10,263     --
ProFund VP Rising Rates Opportunity             N/A     N/A       N/A     N/A      1,662     --
ProFund VP Money Market                         N/A     N/A        --      --     27,243     --


     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.


     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds VP and, in general, assists the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds VP. Other duties and services performed by the Advisor under the Management Services Agreement include, but are not limited to, negotiating contractual agreements, recommending and monitoring service providers, preparing reports for the Board of

Trustees regarding service providers and other matters requested by the Board, providing information to financial intermediaries, and making available employees of the Advisor to serve as officers and Trustees of the Trust.

     The Trust's Board of Trustees reviews and approves the Management Services Agreement on an annual basis considering a variety of factors:

     . the fairness and reasonableness of the fees and the profitability of the Advisor's relationship with the ProFunds,
     .    the quality of the services provided,
     .    the knowledge and expertise of the Advisor's staff,
     .    the Advisor's overall reputation, resources and staffing; and
     . other factors deemed relevant at the time of approval for the Agreement.


     For these services, the ProFunds VP pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

     For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds VP:


                                                             MANAGEMENT SERVICES FEES
                                                                    FYE 12/31
                                            ----------------------------------------------------------
                                                   2000               2001                 2002
                                            -----------------   -----------------   ------------------
                                             Earned    Waived    Earned    Waived    Earned     Waived
                                            --------   ------   --------   ------   --------   -------
ProFund VP Bull                                  N/A      N/A   $  7,222       --   $ 66,909        --
ProFund VP Small-Cap                             N/A      N/A      8,608   $8,608     48,448        --
ProFund VP OTC                                   N/A      N/A     52,985       --     79,168   $ 4,502
ProFund VP Mid-Cap Value                         N/A      N/A        N/A      N/A     12,611     3,832
ProFund VP Mid-Cap Growth                        N/A      N/A        N/A      N/A     10,335     2,746
ProFund VP Small-Cap Value                       N/A      N/A        N/A      N/A     11,233     5,884
ProFund VP Small-Cap Growth                      N/A      N/A        N/A      N/A     14,643     3,463
ProFund VP Asia 30                               N/A      N/A        N/A      N/A      6,436       414
ProFund VP Europe 30                        $ 62,910       --     62,940       --     58,786     3,565
ProFund VP Japan                                 N/A      N/A        N/A      N/A      4,604       381
ProFund VP UltraBull (formerly Bull Plus)        N/A      N/A     86,623       --     84,498    13,159
ProFund VP UltraMid-Cap                          N/A      N/A        N/A      N/A     10,175     4,288
ProFund VP UltraSmall-Cap                     54,677   54,677     59,127       --     62,324    11,915
ProFund VP UltraOTC                          261,178       --    129,540       --     82,989     9,587
ProFund VP Bear                                  N/A      N/A     30,615       --    110,701     6,552
ProFund VP Short Small-Cap                       N/A      N/A        N/A      N/A        792        --
ProFund VP Short OTC                             N/A      N/A        N/A      N/A     32,546        --
ProFund VP Banks                                 N/A      N/A        N/A      N/A     11,432     1,659
ProFund VP Basic Materials                       N/A      N/A        N/A      N/A      4,521     1,124
ProFund VP Biotechnology                         N/A      N/A     28,456       --     30,132     5,857
ProFund VP Consumer Cyclical                     N/A      N/A        N/A      N/A      2,283     1,703
ProFund VP Consumer Non-Cyclical                 N/A      N/A        N/A      N/A     10,788     1,371
ProFund VP Energy                                N/A      N/A     25,097       --     28,539     5,677
ProFund VP Financial                             N/A      N/A     17,360       --     36,342     6,328

                                                             MANAGEMENT SERVICES FEES
                                                                    FYE 12/31
                                            ----------------------------------------------------------
ProFund VP Healthcare                            N/A      N/A     23,977       --     33,325     5,967
ProFund VP Industrial                            N/A      N/A        N/A      N/A      1,295       961
ProFund VP Internet                              N/A      N/A        N/A      N/A      8,600       649
ProFund VP Pharmaceuticals                       N/A      N/A        N/A      N/A      6,122       957
ProFund VP Precious Metals                       N/A      N/A        N/A      N/A     23,579        --
ProFund VP Real Estate                           N/A      N/A     31,810       --     52,387     8,762
ProFund VP Semiconductor                         N/A      N/A        N/A      N/A      4,609     1,772
ProFund VP Technology                            N/A      N/A     14,641       --     18,376     5,741
ProFund VP Telecommunications                    N/A      N/A      7,747       --     10,661     2,471
ProFund VP Utilities                             N/A      N/A     19,872       --     27,872     6,016
ProFund VP U.S. Government Plus                  N/A      N/A        N/A      N/A     57,223        --
ProFund VP Rising Rates Opportunity              N/A      N/A        N/A      N/A      8,082     1,322
ProFund VP Money Market                          N/A      N/A      6,473       --     92,840    17,439


     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.


     ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.73%, 1.85%, 1.95% and 1.35% for ProFund VP U.S. Government Plus, ProFund VP UltraBull (formerly ProFund VP Bull Plus), ProFund VP UltraOTC and ProFund VP Money Market, respectively, and 1.98% for all other ProFunds VP through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund's expenses to exceed any expense limitation in place at that time.


CUSTODIAN

     UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri, 64106.


     For each of the ProFunds VP, the custodian, among other things, maintains a custody account or accounts in the name of each ProFund VP; receives and delivers all assets for each ProFund VP upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each ProFund VP and pays all expenses of the ProFunds VP. For its services, the custodian receives an asset-based fee.


INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds VP. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert LLP serves as counsel to the ProFunds VP. The firm's address is 1775 I Street, N.W., Washington, DC 20006.

DISTRIBUTOR

     ProFunds Distributors, Inc. , an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds VP for serving as distributor. ProFunds Distributors, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION (12b-1) PLAN

     Pursuant to a 12b-1 Plan ("Distribution Plan"), the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by the ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.

     The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually up to 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution services with respect to the shares of the ProFund VP for such entities' fees or expenses incurred or paid in that regard.

     The Distribution Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan's renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as a funding vehicle for variable insurance contracts.

     The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue from year-to-year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Trustees who are not "interested persons" of the Trust and who have no financial interest in the operation of the Distribution Plan or any related agreement (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of the ProFund VP without the approval of shareholders of the ProFund VP.

     For the fiscal year ended December 31, 2002, each ProFund VP listed below paid the following amount pursuant to the Distribution Plan for distribution services with respect to the shares of the ProFund VP:


                                                                    PLAN FEES
                                                                   FYE 12/31/02
                                     -----------------------------------------------------------------------
                                                       Printing and

                                                                    PLAN FEES
                                                                   FYE 12/31/02
                                     -----------------------------------------------------------------------
                                                         Mailing                                 Approximate
                                                      Prospectuses    Compensation to           Total Amount
                                     Sales Material   to other than   Sales Personnel            Spent With
                                           and           Current            and                  Respect to
                                       Advertising     Shareholders   Broker-Dealers    Other    Each Fund
                                     --------------   -------------   ---------------   -----   ------------
ProFund VP Bull                            --               --            $111,515        --      $111,515
ProFund VP Small-Cap                       --               --              80,747        --        80,747
ProFund VP OTC                             --               --             131,947        --       131,947
ProFund VP Mid-Cap Value                   --               --              21,019        --        21,019
ProFund VP Mid-Cap Growth                  --               --              17,225        --        17,225
ProFund VP Small-Cap Value                 --               --              18,722        --        18,722
ProFund VP Small-Cap Growth                --               --              24,405        --        24,405
ProFund VP Asia 30                         --               --              10,727        --        10,727
ProFund VP Europe 30                       --               --              97,976        --        97,976
ProFund VP Japan                           --               --               7,673        --         7,673
ProFund VP UltraBull (formerly
   Bull Plus)                              --               --             140,829        --       140,829
ProFund VP UltraMid-Cap                    --               --              16,958        --        16,958
ProFund VP UltraSmall-Cap                  --               --             103,872        --       103,872
ProFund VP UltraOTC                        --               --             138,314        --       138,314
ProFund VP Bear                            --               --             184,501        --       184,501
ProFund VP Short Small-Cap                 --               --               1,320        --         1,320
ProFund VP Short OTC                       --               --              54,243        --        54,243
ProFund VP Banks                           --               --              19,054        --        19,054
ProFund VP Basic Materials                 --               --               7,535        --         7,535



                                                      Printing and
                                                         Mailing                                 Approximate
                                                      Prospectuses    Compensation to           Total Amount
                                     Sales Material   to other than   Sales Personnel            Spent With
                                           and          Current             and                  Respect to
                                       Advertising    Shareholders     Broker-Dealers   Other    Each Fund
                                     --------------   -------------   ---------------   -----   ------------
ProFund VP Biotechnology                   --               --             50,219         --        50,219


                                                                    PLAN FEES
                                                                   FYE 12/31/02
                                     -----------------------------------------------------------------------

ProFund VP Consumer Cyclical               --               --              3,804         --         3,804
ProFund VP Consumer Non-Cyclical           --               --             17,980         --        17,980
ProFund VP Energy                          --               --             47,564         --        47,564
ProFund VP Financial                       --               --             60,569         --        60,569
ProFund VP Healthcare                      --               --             55,540         --        55,540
ProFund VP Industrial                      --               --              2,158         --         2,158
ProFund VP Pharmaceuticals                 --               --             10,204         --        10,204
ProFund VP Precious Metals                 --               --             39,298         --        39,298
ProFund VP Real Estate                     --               --             87,311         --        87,311
ProFund VP Semiconductor                   --               --              7,682         --         7,682
ProFund VP Technology                      --               --             30,626         --        30,626
ProFund VP Telecommunications              --               --             17,769         --        17,769
ProFund VP Utilities                       --               --             46,453         --        46,453
ProFund VP U.S. Government Plus            --               --             95,371         --        95,371
ProFund VP Rising Rates                    --               --             13,470         --        13,470
   Opportunity
ProFund VP Money Market                    --               --            154,732         --       154,732


     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

ADMINISTRATIVE SERVICES

     The Trust, on behalf of the ProFunds VP, may enter into administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of an insurer's separate account with the ProFunds VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the ProFunds VP are subject; generally assisting with compliance with applicable regulatory requirements, responding to ministerial inquiries concerning the ProFund VP's investment objectives, investment programs, policies and performance; transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP; and providing any related services as the ProFunds VP or their investors may reasonably request. Depending on the arrangements, the ProFunds VP and/or the Advisor may compensate such insurance companies or their agents directly or indirectly for the administrative services. For the fiscal year ended December 31, 2002, the Advisor did not pay, out of its own assets, any amounts associated with administrative services.

     For these services, the Trust may pay each insurer a quarterly fee equal on an annual basis to up to 0.50% of the average daily net assets of each ProFund VP that are invested in such ProFund VP through the insurer's separate account, or an annual fee that may vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

     For the fiscal years ended December 31, 2000, 2001 and 2002, for each ProFund VP listed below paid the following administrative services fees:


                                            ADMINISTRATIVE SERVICE FEES
                                                    FYE 12/31
                                            ----------------------------
                                             2000      2001       2002
                                            -------   -------   --------
ProFund VP Bull                                 N/A    $9,454   $138,850
ProFund VP Small-Cap                            N/A    11,478     64,598
ProFund VP OTC                                  N/A   123,631    233,868
ProFund VP Mid-Cap Value                        N/A       N/A     42,038
ProFund VP Mid-Cap Growth                       N/A       N/A     34,450
ProFund VP Small-Cap Value                      N/A       N/A     37,445
ProFund VP Small-Cap Growth                     N/A       N/A     48,809
ProFund VP Asia 30                              N/A       N/A     21,454
ProFund VP Europe 30                        104,849   133,061    151,716
ProFund VP Japan                                N/A       N/A     15,346
ProFund VP UltraBull (formerly Bull Plus)       N/A   202,119    228,343
ProFund VP UltraMid-Cap                         N/A       N/A     26,768
ProFund VP UltraSmall-Cap                    91,127   135,921    158,894
ProFund VP UltraOTC                         435,293   295,558    225,106
ProFund VP Bear                                 N/A    71,436    319,383
ProFund VP Short Small-Cap                      N/A       N/A         --
ProFund VP Short OTC                            N/A       N/A    108,486
ProFund VP Banks                                N/A       N/A     38,107
ProFund VP Basic Materials                      N/A       N/A     15,037
ProFund VP Biotechnology                        N/A    75,884     92,968
ProFund VP Consumer Cyclical                    N/A       N/A      7,609
ProFund VP Consumer Non-Cyclical                N/A       N/A     35,961
ProFund VP Energy                               N/A    66,925     86,197
ProFund VP Financial                            N/A    46,292    107,225
ProFund VP Healthcare                           N/A    63,937     99,819
ProFund VP Industrial                           N/A       N/A      4,316
ProFund VP Internet                             N/A       N/A     28,624
ProFund VP Pharmaceuticals                      N/A       N/A     20,408
ProFund VP Precious Metals                      N/A       N/A     78,596
ProFund VP Real Estate                          N/A    84,827    161,856
ProFund VP Semiconductor                        N/A       N/A     15,364
ProFund VP Technology                           N/A    39,043     53,584
ProFund VP Telecommunications                   N/A    20,659     33,766
ProFund VP Utilities                            N/A    52,992     85,242
ProFund VP U.S. Government Plus                 N/A       N/A    190,741
ProFund VP Rising Rates Opportunity             N/A       N/A     26,941
ProFund VP Money Market                         N/A        --         --


     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

                               COSTS AND EXPENSES

     Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include, without limitation: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

         ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future.

     All shares of the ProFunds VP are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' VP shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFund VP's shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the ProFunds VP itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

          If a ProFund VP does not grow to a size to permit it to be economically viable, the ProFund VP may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                 CAPITALIZATION


     As of April 1, 2003, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund VP (or class of shares thereof) except as set forth below (ProFunds VP are listed in alphabetical order):



Fund/Class                                          Total Shares   Percent
-------------------------------------------------   ------------   -------

PROFUND VP ASIA 30
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  251406.094   100.00%

PROFUND VP BANKS
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                   79048.273   100.00%

PROFUND VP BASIC MATERIALS
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  421934.043   100.00%

PROFUND VP BEAR
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                 2087950.305    99.99%

PROFUND VP BIOTECHNOLOGY
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                 1379166.222   100.00%

PROFUND VP BULL
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                 2163693.703    50.74%

GOLDEN AMERICAN LIFE INSURANCE COMPANY
1475 DUNWOODY DR
W CHESTER PA 19380                                   2100356.949    49.26%

PROFUND VP ULTRABULL (F/K/A PROFUND VP BULL PLUS)
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                 2501757.515    73.64%

CANADA LIFE INS CO OF AMERICA
6201 POWER FERRY RD
ATLANTA GA 30339                                      614466.595    18.09%

GENERAL AMERICAN SEPARATE ACCOUNT 07
13045 TESSON FERRY RD
SAINT LOUIS MO 63128                                  280975.173     8.27%

PROFUND VP CONSUMER CYCLICAL
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                   84886.263   100.00%

Fund/Class                                          Total Shares   Percent
-------------------------------------------------   ------------   -------

PROFUND VP CONSUMER NON-CYCLICAL
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                   55401.582     97.39%

PROFUND VP ENERGY
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  659539.619    100.00%

PROFUND VP EUROPE 30
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  1001297.46     74.04%

GOLDEN AMERICAN LIFE INSURANCE COMPANY
1475 DUNWOODY DR
W CHESTER PA 19380                                    351011.842     25.96%

PROFUND VP FINANCIAL
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  385169.458     89.67%

JEFFERSON PILOT FINANCIAL INSURANCE CO
ONE GRANITE PLACE 1S 03
CONCORD NH 03301                                       44363.343     10.33%

PROFUND VP HEALTHCARE
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  817725.321     94.22%

JEFFERSON PILOT FINANCIAL INSURANCE CO
ONE GRANITE PLACE 1S 03
CONCORD NH 03301                                       49929.993      5.75%

PROFUND VP INDUSTRIAL
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                    58763.39    100.00%

PROFUND VP INTERNET
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                   412666.01    100.00%

PROFUND VP JAPAN
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  221069.907    100.00%

PROFUND VP MID-CAP GROWTH
AMERICAN SKANDIA LIFE ASSURANCE CORP

ONE CORPORATE DRIVE - PO BOX 883
SHELTON  CT  064840883                                595662.796    100.00%

Fund/Class                                          Total Shares   Percent
-------------------------------------------------   ------------   -------

PROFUND VP MID-CAP VALUE
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  252443.752    100.00%

PROFUND VP MONEY MARKET
CANADA LIFE INS CO OF AMERICA
6201 POWER FERRY RD
ATLANTA GA 30339                                     42979695.52     67.73%

GENERAL AMERICAN SEPARATE ACCOUNT 07
13045 TESSON FERRY RD
SAINT LOUIS MO 63128                                 13601124.36     21.43%

AGL LIFE ASSURANCE COMPANY SEPARATE ACCT
610 WEST GERMANTOWN PIKE
PLYMOUTH MEETING PA 19462                            6879735.483     10.84%

PROFUND VP OTC
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  11047397.8    100.00%

PROFUND VP PHARMACEUTICALS
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  210048.975    100.00%

PROFUND VP PRECIOUS METALS
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  909017.457    100.00%

PROFUND VP REAL ESTATE
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  774400.378    100.00%

PROFUND VP RISING RATES OPPORTUNITY
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                 1091164.773    100.00%

PROFUND VP SEMICONDUCTOR
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                    320281.5    100.00%

PROFUND VP SHORT OTC
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  652952.208     99.99%

PROFUND VP SHORT SMALL-CAP
PROFUND ADVISORS LLC
7900 WISCONSIN AVE

BETHESDA MD 20814                                       6643.836     98.85%

Fund/Class                                          Total Shares   Percent
-------------------------------------------------   ------------   -------

PROFUND VP SMALL-CAP
GOLDEN AMERICAN LIFE INSURANCE COMPANY
1475 DUNWOODY DR
W CHESTER PA 19380                                   1365801.252    100.00%

PROFUND VP SMALL-CAP GROWTH
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                 1463671.819    100.00%

PROFUND VP SMALL-CAP VALUE
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                   292759.85    100.00%

PROFUND VP TECHNOLOGY
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  1517830.46     87.87%

JEFFERSON PILOT FINANCIAL INSURANCE CO
ONE GRANITE PLACE 1S 03
CONCORD NH 03301                                      209289.942     12.12%

PROFUND VP TELECOMMUNICATIONS
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                   19725.243    100.00%

PROFUND VP U.S. GOVERNMENT PLUS
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  574280.871    100.00%

PROFUND VP ULTRA MID-CAP
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                   03217.412    100.00%

PROFUND VP ULTRAOTC
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE
HOLDING CORPORATION
SHELTON CT 064840883                                26863924.321     77.47%

CANADA LIFE INS CO OF AMERICA
6201 POWER FERRY RD
ATLANTA GA 30339                                      356585.611     15.45%

GENERAL AMERICAN SEPARATE ACCOUNT 07
13045 TESSON FERRY RD
SAINT LOUIS MO 63128                                  454929.571      7.08%

PROFUND VP ULTRASMALL-CAP

AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON CT 064840883                                  566315.054     99.93%

Fund/Class                                          Total Shares   Percent
-------------------------------------------------   ------------   -------
PROFUND VP UTILITIES
AMERICAN SKANDIA LIFE ASSURANCE CORP
ONE CORPORATE DRIVE - PO BOX 883
SHELTON  CT  064840883                                 37688.692    100.00%

      A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund VP may be deemed a "control person" (as defined in the 1940 Act) of the ProFund VP and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund VP.


                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


     For information concerning the federal income tax consequences to a holder of a variable contract, refer to the prospectus for the particular contract. Because insurance companies (and certain other investors) will be the only shareholders of a ProFund VP, no attempt is made here to particularly describe the tax aspects of an investment in such a ProFund VP.

     Each of the ProFunds VP intends to be taxed each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).


     As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

     If a ProFund VP failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the ProFund VP would fail to satisfy the diversification requirements described above, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the ProFund VP could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. To avoid the tax, each ProFund VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each ProFund VP believes that it is not subject to the excise tax, each intends to make the distributions required to avoid the imposition of such a tax.

     A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund VP in October, November or December of that year with a record date in such a month and paid by the ProFund VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Each ProFund VP also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the ProFunds VP by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a ProFund VP as assets of the related separate account, these regulations are imposed on the assets of the ProFund VP. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the ProFund VP may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a ProFund VP to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.


     The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Your control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not the owners of separate account assets. For example, certain ProFunds VP are generally narrower in focus than the investment options described in one IRS ruling in which "the ability to choose among broad investment strategies such as stocks, bonds, or money market instruments" was held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners in that case.

     In the event that rules or regulations are adopted, there can be no assurance that a ProFund VP will be able to operate as currently described, or that such ProFund VP will not have to change its investment objective or investment policies. A ProFund VP's investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the ProFund VP.

EQUALIZATION ACCOUNTING


     Each ProFund VP distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund VP may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the undistributed investment company taxable income and net capital gain of the ProFund VP. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a ProFund VP is required to distribute as dividends to shareholders in order for the ProFund VP to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the ProFund VP; the total return on a shareholder's investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.


                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

     The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

     Average annual total return quotations for periods in excess of one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

     The average annual total return for each ProFund VP that commenced operations on or before December 31, 2002 for the year ended December 31, 2002 and period from commencement of operations to December 31, 2002, were as follows:

CLASSIC PROFUNDS VP


For the periods ended December 31, 2002     One Year   Since Inception   Inception Date
-----------------------------------------   --------   ---------------   --------------
ProFund VP Bull                              -23.98%       -20.45%          05/01/01

ProFund VP Small-Cap                         -22.44%       -16.62%          05/01/01

ProFund VP OTC                               -38.62%       -41.06%          01/22/01

ProFund VP Mid-Cap Value                       N/A         -22.50%          05/01/02

ProFund VP Mid-Cap Growth                      N/A         -22.13%          05/01/02

ProFund VP Small-Cap Value                     N/A         -28.30%          05/01/02

ProFund VP Small-Cap Growth                    N/A         -22.20%          05/01/02

ProFund VP Asia 30                             N/A         -21.63%          05/01/02

ProFund VP Europe 30                         -25.76%       -14.61%          10/18/99

ProFund VP Japan                               N/A         -26.80%          05/01/02


U L T R A  P R O F U N D S V P

For the periods ended December 31, 2002     One Year   Since Inception   Inception Date
-----------------------------------------   --------   ---------------   --------------
ProFund VP UltraBull (formerly Bull Plus)    -36.11%       -31.23%          01/22/01

ProFund VP UltraMid-Cap                        N/A         -42.27%          05/01/02

ProFund VP UltraSmall-Cap                    -42.61%       -19.70%          10/18/99

ProFund VP UltraOTC                          -68.94%       -58.21%          10/18/99


I N V E R S E  P R O F U N D S V P



For the periods ended December 31, 2002     One Year   Since Inception   Inception Date
-----------------------------------------   --------   ---------------   --------------
ProFund VP Bear                              20.82%        19.48%           01/22/01

ProFund VP Short Small-Cap                     N/A         -4.20%           09/03/02

ProFund VP Short OTC                           N/A         11.23%           05/01/02


U L T R A S E C T O R  P R O F U N D S  V P


For the periods ended December 31, 2002     One Year   Since Inception   Inception Date
-----------------------------------------   --------   ---------------   --------------
ProFund VP Banks                               N/A         -13.40%          05/01/02

ProFund VP Basic Materials                     N/A         -14.47%          05/01/02

ProFund VP Biotechnology                     -37.51%       -27.92%          01/22/01

ProFund VP Consumer Cyclical                   N/A         -26.73%          05/01/02

ProFund VP Consumer Non-Cyclical               N/A         -16.30%          05/01/02

ProFund VP Energy                            -17.04%       -12.47%          01/22/01

ProFund VP Financial                         -14.88%       -11.15%          01/22/01

ProFund VP Healthcare                        -22.69%       -14.82%          01/22/01

ProFund VP Industrial                          N/A         -19.83%          05/01/02

ProFund VP Internet                            N/A         -13.37%          05/01/02

ProFund VP Pharmaceuticals                     N/A         -13.47%          05/01/02

ProFund VP Precious Metals                     N/A         -1.87%           05/01/02

ProFund VP Real Estate                        0.02%         4.59%           01/22/01

ProFund VP Semiconductor                       N/A         -48.07%          05/01/02

ProFund VP Technology                        -40.68%       -41.34%          01/22/01

ProFund VP Telecommunications                -37.83%       -33.97%          01/22/01

ProFund VP Utilities                         -23.94%       -21.45%          01/22/01


BOND BENCHMARKED PROFUNDS VP


                                            One Year   Since Inception   Inception Date
                                            --------   ---------------   --------------
ProFund VP  U.S. Government Plus               N/A         16.90%           05/01/02

ProFund VP  Rising Rates Opportunity           N/A         -18.93%          05/01/02

ProFund VP Money Market                       0.21%         0.25%           10/29/01


     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

     This performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the performance of a ProFund VP may be subject to substantial short-term changes.

YIELD CALCULATIONS

     From time to time, ProFund VP Money Market may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of ProFund VP Money Market refers to the income generated by an investment in ProFund VP Money Market over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in ProFund VP Money Market is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in ProFund VP Money Market's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of ProFund VP Money Market should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.


     For the seven-day period ended December 31, 2002, the seven-day effective yield of Money Market ProFund was 0.36%.

COMPARISONS OF INVESTMENT PERFORMANCE


     Performance of a ProFund VP may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund VP may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund VP's investment performance. In particular, performance information for the ProFunds VP may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones U.S. Index, the Russell 2000 Index and the NASDAQ-100 Index(R), among others.


     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each non-money market ProFund VP also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds VP in performance reports, will be drawn from the "Capital Appreciation Funds" grouping for the ProFund VP Bull, the ProFund PV UltraBull, the ProFund VP Bear and the ProFund VP UltraBear and from the "Small Company Growth Funds" grouping for the ProFund VP OTC and the ProFund VP UltraOTC. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds VP.

     Further information about the performance of the ProFunds VP will be contained in the ProFunds' VP annual reports to shareholders, which may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI.

Other Information


     The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in securities generally or in the ProFunds VP particularly or in the ability of any of the indices related to such companies, as set forth below (the "Indices"), to track general stock market performance. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P MidCap 400," Standard & Poor's Mid-Cap 400," "S&P Small-Cap 600," "Standard & Poor's Small-Cap 600," "S&P 500/BARRA Value Index," "S&P 500/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Value Index," "S&P Small-Cap 600/BARRA Growth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange(TM) Gold/Silver Sector(SM) Index" is a service mark of the Philadelphia Stock Exchange. "Dow Jones, "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

     S&P's, NASDAQ's , Frank Russell Company's, Philadelphia Stock Exchange's and Dow Jones's (the "Licensors") only relationship to the ProFunds VP, as series of ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of the Licensors. The Licensors have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds VP into consideration in determining, composing or calculating the Indices. The Licensors are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds VP are to be converted into cash. The Licensors have no obligation or liability in connection with the administration, marketing or trading of ProFunds VP.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"Dow Jones" and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:


     . Sponsor, endorse, sell or promote the ProFund VP UltraDow 30 ProFund or Sector ProFunds (together, the "ProFunds").

     . Recommend that any person invest in the ProFunds VP or any other securities.

     . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.

     . Have any responsibility or liability for the administration, management or marketing of the ProFunds VP.

     . Consider the needs of the ProFunds VP or investors in the ProFunds VP in determining, composing or calculating their indices or have any obligation to do so.


Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:


     . The results to be obtained by the ProFunds VP, investors in the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

     . The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

     . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.


Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

                              FINANCIAL STATEMENTS


     The Report of Independent Accountants and Financial Statements of the ProFunds VP for the fiscal year ended December 31, 2002 are incorporated herein by reference to the respective Annual Report of the ProFunds VP, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                    APENDIX A

                            PROFUNDS EUROPE 30 INDEX
                              As of March 31, 2003

------------------------------------------------------------------------
Issue                   Ticker   Type   Industry             Country
------------------------------------------------------------------------
Ericsson                ERICY    ADR    Telecommunications   Sweden
------------------------------------------------------------------------
Nokia Corp.             NOK      ADR    Telecommunications   Finland
------------------------------------------------------------------------
SAP AG                  SAP      ADR    Software             Germany
------------------------------------------------------------------------
Royal Dutch Petroleum   RD       NYS    Oil & Gas            Netherlands
------------------------------------------------------------------------
HSBC                    HBC      ADR    Banks                Britain
------------------------------------------------------------------------
BP Plc.                 BP       ADR    Oil & Gas            Britain
------------------------------------------------------------------------
Phillips Electronics    PHG      NYS    Electronics          Netherlands
------------------------------------------------------------------------
Vivendi                 V        ADR    Media                France
------------------------------------------------------------------------
Astrazaneca             AZN      ADR    Pharmaceuticals      Britain
------------------------------------------------------------------------
VodaFone                VOD      ADR    Telecommunications   Britain
------------------------------------------------------------------------
Siemens                 SI       ADR    Miscellaneous        Germany
------------------------------------------------------------------------
Total Fina              TOT      ADR    Oil & Gas            France
------------------------------------------------------------------------
Aventis                 AVE      ADR    Pharmaceuticals      France
------------------------------------------------------------------------
Diago PLC               DEO      ADR    Beverages            Britain
------------------------------------------------------------------------
GlaxoSmith Kline        GSK      ADR    Pharmaceuticals      Britain
------------------------------------------------------------------------
ING Group               ING      ADR    Insurance            Netherlands
------------------------------------------------------------------------
Shell Transportation    SC       ADR    Oil & Gas            Britain
------------------------------------------------------------------------
Novartis AG             NVS      ADR    Pharmaceuticals      Switzerland
------------------------------------------------------------------------
Telefonica SA           TEF      ADR    Telecommunication    Spain
------------------------------------------------------------------------
Deutsche Telekom AG     DT       ADR    Telecommunication    Germany
------------------------------------------------------------------------
France Telecom          FTE      ADR    Telecommunication    France
------------------------------------------------------------------------
Credit Suisse           CSR      ADR    Banks                Switzerland
------------------------------------------------------------------------
Eni Spa                 E        ADR    Oil & Gas            Italy
------------------------------------------------------------------------
E.ON AG                 EON      ADR    Electric             Germany
------------------------------------------------------------------------
Lloyds TSB              LYG      ADR    Banks                Britain
------------------------------------------------------------------------
Barclays BCS            BCS      ADR    Banks                Britain
------------------------------------------------------------------------
Allianz                 AZ       ADR    Insurance            Germany
------------------------------------------------------------------------
Banco Bilbao            BBV      ADR    Banks                Spain
------------------------------------------------------------------------
Banco Santan            STD      ADR    Banks                Spain
------------------------------------------------------------------------
Telecom Italia          TI       ADR    Telecommunication    Italy
------------------------------------------------------------------------

Eligible countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

                                   APPENDIX B

                             PROFUNDS ASIA 30 INDEX
                              As of March 31, 2003

---------------------------------------------------------------------------------
Issue                         Ticker    Type      Industry             Country
---------------------------------------------------------------------------------
                                        Common
Flextronics Intl.              FLEX     Stock    Electronics          Singapore
---------------------------------------------------------------------------------
Taiwan Semiconductor           TSM       ADR     Semiconductors       Taiwan
---------------------------------------------------------------------------------
United Microelectronics        UMC       ADR     Semiconductors       Taiwan
---------------------------------------------------------------------------------
Korea Telecom                  KTC       ADR     Telecommunications   South Korea
---------------------------------------------------------------------------------
Chartered Semiconductor        CHRT      ADR     Semiconductors       Singapore
---------------------------------------------------------------------------------
SK Telecom                     SKM       ADR     Telecommunications   South Korea
---------------------------------------------------------------------------------
Kookmin Bank                   KB        ADR     Banks                South Korea
---------------------------------------------------------------------------------
News Corporation Ltd.          NWS       ADR     Media                Australia
---------------------------------------------------------------------------------
InfoSys Tech.                  INFY      ADR     Software             India
---------------------------------------------------------------------------------
Pohang Iron and Steel          PKX       ADR     Iron/Steel           South Korea
---------------------------------------------------------------------------------
Korea Electric Power           KEP       ADR     Electric             South Korea
---------------------------------------------------------------------------------
Dr. Reddy's Laboratories       RDY       ADR     Pharmaceuticals      India
---------------------------------------------------------------------------------
Satyam Computer Services       SAY       ADR     Software             India
---------------------------------------------------------------------------------
National Australia Bank        NAB       ADR     Banks                Australia
---------------------------------------------------------------------------------
P.T. Telecom                   TLK       ADR     Telecommunications   Indonesia
---------------------------------------------------------------------------------
China Mobile Ltd.              CHL       ADR     Telecommunications   Hong Kong
---------------------------------------------------------------------------------
Philippine Long Distance       PHI       ADR     Telecommunications   Philippines
---------------------------------------------------------------------------------
Siliconware Precision          SPIL      ADR     Semiconductors       Taiwan
---------------------------------------------------------------------------------
BHP Billiton Ltd.              BHP       ADR     Mining               Australia
---------------------------------------------------------------------------------
Wipro Ltd.                     WIT       ADR     Software             India
---------------------------------------------------------------------------------
China National Offshore Oil    CEO       ADR     Oil & Gas            Hong Kong
---------------------------------------------------------------------------------
China Unicom                   CHU       ADR     Telecommunications   Hong Kong
---------------------------------------------------------------------------------
Huaneng Power Intl.            HNP       ADR     Electric             China
---------------------------------------------------------------------------------
Telecom Corp of New Zealand    NZT       ADR     Telecommunications   New Zealand
---------------------------------------------------------------------------------
Manhangar Telephone            MTE       ADR     Telecommunications   India
---------------------------------------------------------------------------------
PetroChina Ltd.                PTR       ADR     Oil & Gas            China
---------------------------------------------------------------------------------
Macronix International         MXICY     ADR     Electronics          Taiwan
---------------------------------------------------------------------------------
Advanced Semiconductor         ASX       ADR     Semiconductors       Taiwan
---------------------------------------------------------------------------------
China Petroleum & Chemical     SNP       ADR     Oil & Gas            China
---------------------------------------------------------------------------------
Aluminum Corp of China         ACH       ADR     Metal                China
---------------------------------------------------------------------------------


Eligible countries include Australia, New Zealand, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, India, and China.

                                   APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The price return characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency."

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                     Part C
                                Other Information

ITEM 23.  Exhibits

          (a)(1)         Certificate of Trust of ProFunds (the "Registrant") (1)
          (a)(2)         First Amended Declaration of Trust of the Registrant
                         (2)
          (a)(3) Form of Establishment and Designation of Series dated February 18, 1998(5)
          (a)(4) Form of Establishment and Designation of Series dated February 23, 1999 (5)
          (a)(5) Form of Establishment and Designation of Eleven Series dated October 15, 1999 (6)
          (a)(6)         Form of Establishment and Designation of Three Series
                         (7)
          (a)(7)         Form of Establishment and Designation of Seventeen
                         Series (8)
          (a)(8)         Form of Establishment and Designation of Series (9)
          (a)(9)         Form of Amended Designation of Series (9)
          (a)(10)        Form of Establishment and Designation of Four Series
                         (10)
          (a)(11)        Form of Establishment and Designation of Series (11)
          (a)(12)        Form of Establishment and Designation of Series (12)
          (a)(13) Form of Amended Designation of Series dated January 22, 2001 (14)
          (a)(14)        Form of Amended Designation of Series dated May 1, 2001
                         (14)
          (a)(15)        Form of Establishment and Designation of One Series
                         (14)
          (a)(16)        Form of Establishment and Designation of Twelve Series
                         (15)
          (a)(17)        Form of Establishment and Designation of Six Series
                         (16)
          (a)(18)        Form of Establishment and Designation of Six Series
                         (16)
          (a)(19)        Form of Amended Designation of Series dated May 1, 2002
                         (16)
          (a)(20)        Form of Establishment and Designation of Two Series
                         (17)
          (a)(21)        Form of Establishment and Designation of Two Series
                         (17)
          (b)            By-laws of Registrant (2)
          (c)            Not Applicable
          (d)(1)         Form of Investment Advisory Agreement (2)
          (d)(2)         Investment Advisory Agreement for Cash Management
                         Portfolio (7)
          (d)(3) Amendment to Investment Advisory Agreement between ProFunds and ProFund Advisors LLC (7)
          (d)(4) Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)
          (d)(5)         Form of Amended and Restated Investment Advisory
                         Agreement (8)
          (d)(6)         Form of Amended and Restated Investment Advisory
                         Agreement (9)
          (d)(7)         Form of Amended and Restated Investment Advisory
                         Agreement (10)
          (d)(8)         Form of Amended and Restated Investment Advisory
                         Agreement (11)
          (d)(9)         Form of Amended and Restated Investment Advisory
                         Agreement (12)
          (d)(10)        Form of Amended and Restated Investment Advisory
                         Agreement (13)
          (d)(11)        Form of Amended and Restated Investment Advisory
                         Agreement (15)
          (d)(12)        Form of Amended and Restated Investment Advisory
                         Agreement (16)
          (d)(13)        Form of Amended and Restated Investment Advisory
                         Agreement (17)
          (d)(14)        Form of Amended and Restated Investment Advisory
                         Agreement (18)
          (e)(1)         Form of Distribution Agreement and Dealer Agreement (2)
          (f)            Not Applicable
          (g)(1)         Form of Custody Agreement with UMB Bank, N.A. (2)

          (g)(2)         Amendment to Custody Agreement with UMB Bank, N.A. (3)
          (g)(3)         Form of Foreign Custody Manager Delegation Agreement
                         (10)
          (h)(1)(i)      Form of Transfer Agency Agreement (2)
          (h)(1)(ii)     Form of Amendment to Transfer Agency Agreement (18)
          (h)(2)         Form of Administration Agreement (2)
          (h)(3) Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's Registration Statement on Form N-1A (File No. 811-06073) filed with the Commission on April 24, 1996.
          (h)(4)         Form of Fund Accounting Agreement (2)
          (h)(5)(i)      Form of Management Services Agreement (2)
          (h)(5)(ii) Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
          (h)(5)(iii) Form of Amended and Restated Management Services Agreement (4)
          (h)(5)(iv) Form of Amended and Restated Management Services Agreement (16)
          (h)(5)(v) Form of Revised Schedule A to Amended and Restated Management Services Agreement (18)
          (h)(6)         Form of Omnibus Fee Agreement with BISYS Fund Services
                         LP (2)
          (h)(7)         Form of Amendment to Omnibus Fee Agreement (6)
          (h)(8)         Form of Participation Agreement (18)
          (h)(9)         Form of Administrative Services Agreement (6)
          (h)(10)        Form of Expense Limitation Agreement (19)
          (i)            Opinion and Consent of Counsel to the Registrant (2)
          (j)            Consent of Independent Auditors (19)
          (k)            None
          (l) Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)
          (m)(1)         Form of Distribution Plan (6)
          (m)(2)         Form of Services Agreement (6)
          (m)(3)         Form of Distribution and Service Plan (13)
          (m)(4) Form of Related Agreement to the Distribution and Service Plan (18)
          (n)(1)         Multiple Class Plan (7)
          (n)(2)         Form of Amended and Restated Multi-Class Plan (8)
          (n)(3)         Form of Amended and Restated Multi-Class Plan (9)
          (n)(4)         Form of Amended and Restated Multi-Class Plan (10)
          (n)(5)         Form of Amended and Restated Multi-Class Plan (11)
          (n)(6)         Form of Amended and Restated Multi-Class Plan (12)
          (n)(7)         Form of Amended and Restated Multi-Class Plan (15)
          (n)(8) Amended Schedule A to Form of Amended and Restated Multi-Class Plan (16)
          (n)(9) Form of Revised Schedule A to Amended and Restated Multi-Class Plan (17)
          (o)(1) Powers of Attorney of Trustees and Officers of Cash Management Portfolio (previously p(1)) (18)
          (o)(2)         Power of Attorney of ProFunds (previously p(2)) (4)
          (o)(3)         Power of Attorney of ProFunds (9)
          (o)(4)         Power of Attorney of Gary Tenkman (11)
          (o)(5)         Power of Attorney of Steven D. Pierce (16)
          (o)(6)         Power of Attorney of Troy A. Sheets (17)
          (o)(7)         Power of Attorney of Louis M. Mayberg (18)
          (p)(1)         Form of Code of Ethics of Registrant (9)
          (p)(2)         Form of Code of Ethics of ProFund Advisors LLC (9)

          (p)(3) Form of Code of Ethics of BISYS and Certain Affiliated Companies of BISYS which includes ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.) (14)

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No. 6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8) Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11) Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

(12) Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

(13) Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.

(14) Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.

(15) Previously filed on June 19, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.

(16) Previously filed on April 29, 2002 as part of Post-Effective Amendment No. 21 and incorporated by reference herein.

(17) Previously filed on July 2, 2002 as part of Post-Effective Amendment No. 22 and incorporated by reference herein.

(18) Previously filed on April 30, 2003 as part of Post-Effective Amendment No. 23 and incorporated by reference herein.

(19) Filed herewith.

ITEM 24.  Persons Controlled By or Under Common Control With Registrant.

     None.

ITEM 25.  Indemnification

     The Registrant (also, the "Trust") is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

     The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.  Business and Other Connections of Investment Adviser

     ProFund Advisors LLC, is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash

Management Portfolio, and each director, officer or partner of Deutsche Asset Management are hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT Institutional Funds (File Nos. 33-34079 and 811-6071). For additional information, please see the Trust's Statements of Additional Information.

ITEM 27.  Principal Underwriter

     ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

                      Principal Position and Offices                      Position and Offices
Name                  with ProFunds Distributors, Inc.                      with Registrant
-----------------     -----------------------------------------------     --------------------
William J. Tomko      President                                                     None
Kevin J. Dell         Secretary                                                     None
Edward S. Forman      Assistant Secretary                                           None
Dennis R. Sheehan     Director                                                      None
Andrew Corbin         Treasurer & Director                                          None
Robert A. Bucher      Financial & Operations Principal                              None
Richard F. Froio      Vice President and Chief Compliance Officer                   None
Charles L. Booth      Vice President and Assistant Compliance Officer               None

ITEM 28.  Location of Accounts and Records

     All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

     (1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager);

     (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 60 State Street, Boston, Massachusetts 02109 (records relating to the administrator, fund accountant and transfer agent).

     (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29.  Management Services

     None.

ITEM 30.  Undertakings

     (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

     (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on April 30, 2003.

                                    PROFUNDS

                                    /s/ LOUIS M. MAYBERG*
                                        Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    Signatures                        Title                      Date
--------------------------------------------------------------------------------

/s/ MICHAEL L. SAPIR*                 Trustee                April 30, 2003
    Michael L. Sapir

/s/ RUSSELL S. REYNOLDS, III*         Trustee                April 30, 2003
    Russell S. Reynolds, III

/s/ MICHAEL WACHS*                    Trustee                April 30, 2003
    Michael Wachs

/s/ LOUIS M. MAYBERG*                 President              April 30, 2003
    Louis M. Mayberg

/s/ TROY A. SHEETS*                   Treasurer              April 30, 2003
    Troy A. Sheets


*By: /s/ Keith T. Robinson
     -----------------------------
     Keith T. Robinson
     as Attorney-in-Fact
     Date:  April 30, 2003

                                   SIGNATURES

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 30th day of April, 2003.

                                  CASH MANAGEMENT PORTFOLIO

                              By: /s/ BRUCE A. ROSENBLUM
                                  ---------------------------------------
                                  Bruce A. Rosenblum, Assistant Secretary

This Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Profunds has been signed below by the following persons in the capacities indicated with respect to CASH MANAGEMENT PORTFOLIO.

NAME                                      TITLE                            DATE
By: /s/Bruce A. Rosenblum      Assistant Secretary                  April 30, 2003
    ----------------------     (Attorney in Fact
    Bruce A. Rosenblum         For the Persons Listed Below)

/s/ WILLIAM GLAVIN*            President, Chief Executive           April 30, 2003
William Glavin                 Officer

/s/ CHARLES A. RIZZO*          Treasurer (Principal                 April 30, 2003
Charles A. Rizzo               Financial and Accounting Officer)

/s/ RICHARD R. BURT*           Trustee                              April 30, 2003
Richard R. Burt

/s/ S. LELAND DILL*            Trustee                              April 30, 2003
S. Leland Dill

/s/ MARTIN J. GRUBER*          Trustee                              April 30, 2003
Martin J. Gruber

/s/ RICHARD J. HERRING*        Trustee                              April 30, 2003
Richard J. Herring

/s/ RICHARD T. HALE*           Trustee                              April 30, 2003
Richard T. Hale

/s/ PHILIP SAUNDERS, JR.*      Trustee                              April 30, 2003
Philip Saunders, Jr.

/s/ JOSEPH R. HARDIMAN*        Trustee                              April 30, 2003
Joseph R. Hardiman

/s/ GRAHAM E. JONES*           Trustee                              April 30, 2003
Graham E. Jones

/s/ REBECCA W. RIMEL*          Trustee                              April 30, 2003
Rebecca W. Rimel

/s/ WILLIAM N. SEARCY*         Trustee                              April 30, 2003
William N. Searcy

/s/ ROBERT H. WADSWORTH*       Trustee                              April 30, 2003
Robert H. Wadsworth

*By Power of Attorney, dated September 3, 2002, as previously filed.

                                  EXHIBIT INDEX

ITEM NUMBER                    ITEM
-----------                    ----

23(h)(10)                      Form of Expense Limitation Agreement
23(j)                          Consent of Independent Auditors